UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-04087

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Manning & Napier Fund, Inc.

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(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

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(Address of principal executive offices)(Zip Code)

B. Reuben Auspitz        290 Woodcliff Drive, Fairport, NY  14450

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(Name and address of agent for service)

Registrant’s telephone number, including area code:  585-325-6880

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Date of fiscal year end: October 31

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Date of reporting period: November 1, 2012 through April 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1:	REPORTS TO STOCKHOLDERS.

Manning & Napier Fund, Inc.

Semi-Annual Report | April 30, 2013

EQUITY SERIES
www.manning-napier.com

Equity Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/12	ENDING ACCOUNT VALUE 4/30/13	EXPENSES PAID DURING PERIOD* 11/1/12-4/30/13
Actual	$1,000.00	$1,156.20	$5.61
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Equity Series

Portfolio Composition as of April 30, 2013

(unaudited)

2

Equity Series

Investment Portfolio - April 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 97.0%

Consumer Discretionary - 17.2%
Hotels, Restaurants & Leisure - 2.3%
BJ’s Restaurants, Inc.*	271,490	$9,312,107
Yum! Brands, Inc.	263,880	17,975,506

		27,287,613

Household Durables - 1.1%
DR Horton, Inc.	131,380	3,426,390
Lennar Corp. - Class A	74,930	3,088,614
NVR, Inc.*	3,030	3,120,900
Toll Brothers, Inc.*	85,430	2,931,103

		12,567,007

Internet & Catalog Retail - 1.5%
Amazon.com, Inc.*	45,810	11,627,036
HomeAway, Inc.*	198,150	6,053,483

		17,680,519

Media - 10.7%
DIRECTV*	477,800	27,024,368
News Corp. - Class A	380,130	11,772,626
Starz - Liberty Capital*	670,210	15,669,510
Time Warner, Inc.	350,530	20,954,683
Viacom, Inc. - Class B	323,900	20,726,361
The Walt Disney Co.	447,510	28,121,528

		124,269,076

Specialty Retail - 1.6%
Dick’s Sporting Goods, Inc.	240,460	11,566,126
Tiffany & Co.	91,520	6,743,194

		18,309,320

Total Consumer Discretionary		200,113,535

Consumer Staples - 4.9%
Beverages - 1.5%
The Coca-Cola Co.	409,150	17,319,319

Food Products - 3.4%
Kraft Foods Group, Inc.	234,290	12,063,592
Mead Johnson Nutrition Co.	202,590	16,428,023
Mondelez International, Inc. - Class A	364,630	11,467,613

		39,959,228

Total Consumer Staples		57,278,547

Energy - 15.1%
Energy Equipment & Services - 7.8%
Baker Hughes, Inc.	934,580	42,420,586

The accompanying notes are an integral part of the financial statements.

3

Equity Series

Investment Portfolio - April 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Energy Equipment & Services (continued)
Cameron International Corp.*	450,660	$27,738,123
Weatherford International Ltd. - ADR*	1,646,670	21,060,909

		91,219,618

Oil, Gas & Consumable Fuels - 7.3%
Apache Corp.	71,590	5,289,069
Chesapeake Energy Corp.	302,990	5,920,424
EOG Resources, Inc.	99,830	12,095,403
Hess Corp.	694,650	50,139,837
Range Resources Corp.	148,080	10,886,842

		84,331,575

Total Energy		175,551,193

Financials - 5.7%
Consumer Finance - 1.1%
American Express Co.	189,760	12,981,482

Diversified Financial Services - 2.8%
The McGraw-Hill Companies, Inc.	368,280	19,927,631
MSCI, Inc.*	368,070	12,551,187

		32,478,818

Real Estate Investment Trusts (REITS) - 1.8%
Alexandria Real Estate Equities, Inc.	53,680	3,906,294
BioMed Realty Trust, Inc.	194,380	4,375,494
Corporate Office Properties Trust	136,730	3,963,803
Digital Realty Trust, Inc.	56,010	3,949,825
DuPont Fabros Technology, Inc.	153,200	3,851,448

		20,046,864

Total Financials		65,507,164

Health Care - 15.5%
Biotechnology - 1.8%
Biogen Idec, Inc.*	39,650	8,680,575
Myriad Genetics, Inc.*	453,400	12,627,190

		21,307,765

Health Care Equipment & Supplies - 6.6%
Alere, Inc.*	1,453,770	37,332,814
Becton, Dickinson and Co.	244,360	23,043,148
Volcano Corp.*	792,660	16,083,071

		76,459,033

Health Care Providers & Services - 0.5%
Universal Health Services, Inc. - Class B	94,130	6,268,117

The accompanying notes are an integral part of the financial statements.

4

Equity Series

Investment Portfolio - April 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Technology - 2.6%
Cerner Corp.*	306,980	$29,706,455

Life Sciences Tools & Services - 1.0%
Waters Corp.*	124,050	11,462,220

Pharmaceuticals - 3.0%
Johnson & Johnson	410,660	35,000,552

Total Health Care		180,204,142

Industrials - 11.1%
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	305,970	18,171,558

Airlines - 2.9%
Southwest Airlines Co.	976,810	13,382,297
Spirit Airlines, Inc.*	492,200	13,141,740
US Airways Group, Inc.*	402,680	6,805,292

		33,329,329

Industrial Conglomerates - 1.0%
General Electric Co.	524,280	11,686,201

Machinery - 4.4%
Joy Global, Inc.	395,910	22,376,833
Pall Corp.	258,230	17,226,523
Xylem, Inc.	408,700	11,341,425

		50,944,781

Trading Companies & Distributors - 1.2%
Fastenal Co.	295,110	14,475,145

Total Industrials		128,607,014

Information Technology - 21.4%
Communications Equipment - 7.3%
Juniper Networks, Inc.*	1,831,130	30,305,201
Qualcomm, Inc.	484,880	29,878,306
Riverbed Technology, Inc.*	1,671,080	24,832,249

		85,015,756

Computers & Peripherals - 3.8%
EMC Corp.*	1,977,550	44,356,447

Internet Software & Services - 5.1%
Facebook, Inc. - Class A*	198,660	5,514,802
Google, Inc. - Class A*	57,210	47,173,650
LinkedIn Corp. - Class A*	33,010	6,340,891

		59,029,343

The accompanying notes are an integral part of the financial statements.

5

Equity Series

Investment Portfolio - April 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 0.8%
VeriFone Systems, Inc.*	439,710	$9,444,971

Software - 4.4%
Autodesk, Inc.*	315,930	12,441,323
Electronic Arts, Inc.*	1,495,220	26,330,824
MICROS Systems, Inc.*	276,780	11,738,240

		50,510,387

Total Information Technology		248,356,904

Materials - 6.1%
Chemicals - 3.6%
Air Products & Chemicals, Inc.	104,860	9,118,626
Monsanto Co.	304,340	32,509,599

		41,628,225

Metals & Mining - 2.5%
Alcoa, Inc.	3,411,060	28,994,010

Total Materials		70,622,235

TOTAL COMMON STOCKS
(Identified Cost $1,003,756,109)		1,126,240,734

SHORT-TERM INVESTMENT - 0.8%
Dreyfus Cash Management, Inc. - Institutional Shares[1] , 0.05%
(Identified Cost $8,989,342)	8,989,342	8,989,342

TOTAL INVESTMENTS - 97.8%
(Identified Cost $1,012,745,451)		1,135,230,076
OTHER ASSETS, LESS LIABILITIES - 2.2%		25,266,354

NET ASSETS - 100%		$1,160,496,430

ADR - American Depository Receipt

*Non-income producing security.

1Rate shown is the current yield as of April 30, 2013.

The accompanying notes are an integral part of the financial statements.

6

Equity Series

Statement of Assets and Liabilities

April 30, 2013 (unaudited)

ASSETS:

Investments, at value (identified cost $ 1,012,745,451) (Note 2)	$1,135,230,076
Receivable for securities sold	25,942,514
Receivable for fund shares sold	2,823,654
Dividends receivable	190,530
Prepaid and other expenses	5,069

TOTAL ASSETS	1,164,191,843

LIABILITIES:

Accrued management fees (Note 3)	887,114
Accrued transfer agent fees (Note 3)	206,866
Accrued fund accounting and administration fees (Note 3)	27,592
Accrued directors’ fees (Note 3)	3,816
Accrued Chief Compliance Officer service fees (Note 3)	167
Payable for fund shares repurchased	2,464,756
Other payables and accrued expenses	105,102

TOTAL LIABILITIES	3,695,413

TOTAL NET ASSETS	$1,160,496,430

NET ASSETS CONSIST OF:

Capital stock	$606,834
Additional paid-in-capital	947,929,688
Distributions in excess of net investment income	(1,505,418)
Accumulated net realized gain on investments	90,980,701
Net unrealized appreciation (depreciation) on investments	122,484,625

TOTAL NET ASSETS	$1,160,496,430

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($ 1,160,496,430/60,683,407 shares)	$19.12

The accompanying notes are an integral part of the financial statements.

7

Equity Series

Statement of Operations

For the Six Months Ended April 30, 2013 (unaudited)

INVESTMENT INCOME:

Dividends	$7,160,417

EXPENSES:

Management fees (Note 3)	6,113,507
Transfer agent fees (Note 3)	498,503
Fund accounting and administration fees (Note 3)	83,658
Directors’ fees (Note 3)	19,770
Chief Compliance Officer service fees (Note 3)	1,116
Custodian fees	43,726
Miscellaneous	138,509

Total Expenses	6,898,789
Less reduction of expenses (Note 3)	(479,606)

Net Expenses	6,419,183

NET INVESTMENT INCOME	741,234

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments	99,477,798
Net change in unrealized appreciation (depreciation) on investments	79,128,533

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	178,606,331

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$179,347,565

The accompanying notes are an integral part of the financial statements.

8

Equity Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEAR ENDED 10/31/12
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$741,234	$1,025,103
Net realized gain on investments	99,477,798	169,378,428
Net change in unrealized appreciation (depreciation) on investments	79,128,533	(50,082,779)

Net increase from operations	179,347,565	120,320,752

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(2,246,652)	(4,425,680)
From net realized gain on investments	(163,857,384)	(70,677,622)

Total distributions to shareholders	(166,104,036)	(75,103,302)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(271,215,474)	(551,787,560)

Net decrease in net assets	(257,971,945)	(506,570,110)

NET ASSETS:

Beginning of period	1,418,468,375	1,925,038,485

End of period (including distributions in excess of net investment income of $1,505,418 and $0, respectively)	$1,160,496,430	$1,418,468,375

The accompanying notes are an integral part of the financial statements.

9

Equity Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED
		10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$19.03	$18.45	$17.91	$15.55	$13.34	$21.43

Income (loss) from investment operations:
Net investment income	0.01 [1]	0.01 [1]	0.04 [1]	0.03 [1]	0.04 [1]	0.07
Net realized and unrealized gain (loss) on investments	2.66	1.26	0.55	2.35	2.24	(7.35)

Total from investment operations	2.67	1.27	0.59	2.38	2.28	(7.28)

Less distributions to shareholders:
From net investment income	(0.03)	(0.04)	(0.05)	(0.02)	(0.07)	(0.07)
From net realized gain on investments	(2.55)	(0.65)	—	—	—	(0.74)

Total distributions to shareholders	(2.58)	(0.69)	(0.05)	(0.02)	(0.07)	(0.81)

Net asset value - End of period	$19.12	$19.03	$18.45	$17.91	$15.55	$13.34

Net assets - End of period (000’s omitted)	$1,160,496	$1,418,468	$1,925,038	$1,579,323	$1,003,043	$501,583

Total return[2]	15.62%	7.37%	3.30%	15.29%	17.23%	(35.09%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%[3]	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income	0.12%[3]	0.06%	0.24%	0.17%	0.26%	0.56%
Portfolio turnover	29%	63%	54%	56%	50%	63%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.08%[3]	0.05%	0.02%	0.02%	0.06%	0.06%

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3 Annualized.

The accompanying notes are an integral part of the financial statements.

10

Equity Series

Notes to Financial Statements

(unaudited)

1.	Organization

Equity Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth of capital.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2013, 10.3 billion shares have been designated in total among 43 series, of which 200 million have been designated as Equity Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of April 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$200,113,535	$200,113,535	$—	$—
Consumer Staples	57,278,547	57,278,547	—	—
Energy	175,551,193	175,551,193	—	—
Financials	65,507,164	65,507,164	—	—
Health Care	180,204,142	180,204,142	—	—
Industrials	128,607,014	128,607,014	—	—
Information Technology	248,356,904	248,356,904	—	—
Materials	70,622,235	70,622,235	—	—
Mutual Fund	8,989,342	8,989,342	—	—

Total assets	$1,135,230,076	$1,135,230,076	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2012 or April 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2013.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2013, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the

12

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

years ended October 31, 2009 through October 31, 2012. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2014, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.05% of average daily net assets each year. Accordingly, the Advisor waived fees of $479,606 for the six months ended April 30, 2013, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income

13

Equity Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2013, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $348,851,447 and $769,660,966, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Equity Series were:

	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	4,923,587	$91,581,290	22,742,087	$418,341,849
Reinvested	6,080,928	104,105,491	2,205,706	37,144,091
Repurchased	(24,865,021)	(466,902,255)	(54,736,906)	(1,007,273,500)

Total	(13,860,506)	$(271,215,474)	(29,789,113)	$(551,787,560)

At April 30, 2013, the retirement plan of the Advisor and its affiliates owned 268,268 shares of the Series (0.4% of shares outstanding) valued at $5,129,277.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2013.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

14

Equity Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2012, were as follows:

Ordinary income	$4,409,975
Long-term capital gains	70,693,327

At April 30, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,025,608,886
Unrealized appreciation	156,100,422
Unrealized depreciation	(46,479,232)

Net unrealized appreciation	$109,621,190

15

Equity Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. Board of Directors’ meeting, held on November 14, 2012, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and considered by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2012 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 26 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 18 of the 37 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Pro-Blend Series Class C, and Target Series Class R and Class C, are lower than, or substantially similar to, the Morningstar mean and median reported total expense ratio. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research services provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

16

Equity Series

Renewal of Investment Advisory Agreement

(unaudited)

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board then considered economies of scale and concluded that the current fee schedule to the advisory agreement remained reasonable given the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, the number of newly established series of the Fund and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

17

Equity Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNEQY-04/13-SAR

TAX MANAGED SERIES
www.manning-napier.com

Tax Managed Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/12	ENDING ACCOUNT VALUE 4/30/13	EXPENSES PAID DURING PERIOD* 11/1/12-4/30/13
Actual	$1,000.00	$1,147.60	$6.39
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Tax Managed Series

Portfolio Composition as of April 30, 2013

(unaudited)

2

Tax Managed Series

Investment Portfolio - April 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 98.5%

Consumer Discretionary - 15.1%
Automobiles - 0.7%
Toyota Motor Corp. - ADR (Japan)	1,860	$216,318

Hotels, Restaurants & Leisure - 2.4%
Accor S.A. (France)[1]	4,240	140,393
BJ’s Restaurants, Inc.*	5,320	182,476
Yum! Brands, Inc.	5,500	374,660

		697,529

Internet & Catalog Retail - 1.3%
Amazon.com, Inc.*	880	223,353
HomeAway, Inc.*	5,000	152,750

		376,103

Media - 9.2%
DIRECTV*	13,340	754,510
News Corp. - Class A	8,300	257,051
Starz - Liberty Capital*	13,450	314,461
Time Warner, Inc.	7,200	430,416
Viacom, Inc. - Class B	8,190	524,078
The Walt Disney Co.	7,050	443,022

		2,723,538

Specialty Retail - 1.5%
Dick’s Sporting Goods, Inc.	4,950	238,095
Tiffany & Co.	3,010	221,777

		459,872

Total Consumer Discretionary		4,473,360

Consumer Staples - 8.3%
Beverages - 3.1%
Anheuser-Busch InBev N.V. (Belgium)[1]	3,790	364,108
The Coca-Cola Co.	13,490	571,032

		935,140

Food & Staples Retailing - 0.3%
Koninklijke Ahold N.V. (Netherlands)[1]	5,370	84,831

Food Products - 4.9%
Danone S.A. (France)[1]	3,120	237,957
Kraft Foods Group, Inc.	4,950	254,875
Nestle S.A. (Switzerland)[1]	2,240	159,740
Tyson Foods, Inc. - Class A	15,770	388,415
Unilever plc - ADR (United Kingdom)	9,250	400,710

		1,441,697

Total Consumer Staples		2,461,668

The accompanying notes are an integral part of the financial statements.

3

Tax Managed Series

Investment Portfolio - April 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy - 14.3%
Energy Equipment & Services - 6.3%
Baker Hughes, Inc.	11,450	$519,715
Cameron International Corp.*	9,690	596,419
Schlumberger Ltd.	6,090	453,279
Weatherford International Ltd. - ADR*	22,940	293,403

		1,862,816

Oil, Gas & Consumable Fuels - 8.0%
Apache Corp.	3,690	272,617
Chesapeake Energy Corp.	7,390	144,400
Encana Corp. (Canada)	7,890	145,571
EOG Resources, Inc.	3,050	369,538
Hess Corp.	14,920	1,076,926
Petroleo Brasileiro S.A. - ADR (Brazil)	7,710	153,969
Range Resources Corp.	2,840	208,797

		2,371,818

Total Energy		4,234,634

Financials - 2.9%
Consumer Finance - 0.8%
American Express Co.	3,660	250,381

Diversified Financial Services - 1.4%
The McGraw-Hill Companies, Inc.	7,550	408,531

Real Estate Investment Trusts (REITS) - 0.7%
Digital Realty Trust, Inc.	1,280	90,266
DuPont Fabros Technology, Inc.	4,060	102,068

		192,334

Total Financials		851,246

Health Care - 12.9%
Biotechnology - 1.8%
Biogen Idec, Inc.*	820	179,522
Myriad Genetics, Inc.*	12,940	360,379

		539,901

Health Care Equipment & Supplies - 3.0%
Alere, Inc.*	12,060	309,701
Becton, Dickinson and Co.	3,480	328,164
Volcano Corp.*	11,960	242,668

		880,533

Health Care Providers & Services - 0.9%
Universal Health Services, Inc. - Class B	4,230	281,676

The accompanying notes are an integral part of the financial statements.

4

Tax Managed Series

Investment Portfolio - April 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)
Health Care (continued)
Health Care Technology - 1.8%
Cerner Corp.*	5,480	$530,300

Life Sciences Tools & Services - 1.6%
QIAGEN N.V. - ADR (Netherlands)*	15,000	298,200
Waters Corp.*	1,840	170,016

		468,216

Pharmaceuticals - 3.8%
Johnson & Johnson	7,240	617,065
Novo Nordisk A/S - Class B (Denmark)[1]	2,950	519,273

		1,136,338

Total Health Care		3,836,964

Industrials - 16.3%
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	2,930	174,013

Airlines - 6.5%
Ryanair Holdings plc - ADR (Ireland)	3,860	167,292
Southwest Airlines Co.	86,120	1,179,844
Spirit Airlines, Inc.*	4,010	107,067
US Airways Group, Inc.*	27,110	458,159

		1,912,362

Industrial Conglomerates - 2.4%
General Electric Co.	10,940	243,853
Siemens AG (Germany)[1]	4,610	481,685

		725,538

Machinery - 4.2%
Joy Global, Inc.	8,960	506,419
Pall Corp.	5,420	361,568
Westport Innovations, Inc. - ADR (Canada)*	4,250	132,047
Xylem, Inc.	8,530	236,707

		1,236,741

Professional Services - 1.3%
Adecco S.A. (Switzerland)[1]	3,300	176,513
Manpower, Inc.	4,050	215,298

		391,811

Trading Companies & Distributors - 1.3%
Fastenal Co.	7,740	379,647

Total Industrials		4,820,112

The accompanying notes are an integral part of the financial statements.

5

Tax Managed Series

Investment Portfolio - April 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology - 21.7%
Communications Equipment - 5.5%
Juniper Networks, Inc.*	35,560	$588,518
Qualcomm, Inc.	10,120	623,594
Riverbed Technology, Inc.*	27,670	411,176

		1,623,288

Computers & Peripherals - 3.0%
EMC Corp.*	39,020	875,219

Internet Software & Services - 4.2%
Google, Inc. - Class A*	1,110	915,273
LinkedIn Corp. - Class A*	1,740	334,237

		1,249,510

IT Services - 4.7%
Amdocs Ltd. - ADR	13,920	496,944
MasterCard, Inc. - Class A	1,030	569,518
VeriFone Systems, Inc.*	2,430	52,196
The Western Union Co.	19,190	284,204

		1,402,862

Software - 4.3%
Autodesk, Inc.*	16,810	661,978
Electronic Arts, Inc.*	21,630	380,904
MICROS Systems, Inc.*	5,310	225,197

		1,268,079

Total Information Technology		6,418,958

Materials - 5.7%
Chemicals - 3.6%
Air Products & Chemicals, Inc.	2,390	207,834
Monsanto Co.	6,390	682,580
Syngenta AG (Switzerland)[1]	430	183,833

		1,074,247

Metals & Mining - 2.1%
Alcoa, Inc.	71,070	604,095

Total Materials		1,678,342

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.3%
Telenor ASA (Norway)[1]	16,990	382,869

TOTAL COMMON STOCKS
(Identified Cost $21,904,125)		29,158,153

The accompanying notes are an integral part of the financial statements.

6

Tax Managed Series

Investment Portfolio - April 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 1.3%

Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.05%
(Identified Cost $ 379,322)	379,322	$379,322

TOTAL INVESTMENTS - 99.8%
(Identified Cost $ 22,283,447)		29,537,475
OTHER ASSETS, LESS LIABILITIES - 0.2%		55,555

NET ASSETS - 100%		$29,593,030

ADR - American Depository Receipt

*Non-income producing security.

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Rate shown is the current yield as of April 30, 2013.

The accompanying notes are an integral part of the financial statements.

7

Tax Managed Series

Statement of Assets and Liabilities

April 30, 2013 (unaudited)

ASSETS:

Investments, at value (identified cost $22,283,447) (Note 2)	$29,537,475
Receivable for fund shares sold	50,270
Dividends receivable	28,457
Foreign tax reclaims receivable	18,971
Prepaid and other expenses	83

TOTAL ASSETS	29,635,256

LIABILITIES:

Accrued management fees (Note 3)	19,898
Accrued fund accounting and administration fees (Note 3)	3,215
Accrued transfer agent fees (Note 3)	2,057
Accrued Chief Compliance Officer service fees (Note 3)	167
Accrued Directors’ fees (Note 3)	143
Audit fees payable	12,702
Payable for fund shares repurchased	1,114
Other payables and accrued expenses	2,930

TOTAL LIABILITIES	42,226

TOTAL NET ASSETS	$29,593,030

NET ASSETS CONSIST OF:

Capital stock	$9,754
Additional paid-in-capital	20,138,609
Undistributed net investment income	22,605
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	2,167,982
Net unrealized appreciation (depreciation) on investments, foreign currency and translation of other assets and liabilities	7,254,080

TOTAL NET ASSETS	$29,593,030

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($29,593,030/975,380 shares)	$30.34

The accompanying notes are an integral part of the financial statements.

8

Tax Managed Series

Statement of Operations

For the Six Months Ended April 30, 2013 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $9,237)	$222,582

EXPENSES:

Management fees (Note 3)	141,283
Fund accounting and administration fees (Note 3)	14,781
Transfer agent fees (Note 3)	4,319
Chief Compliance Officer service fees (Note 3)	1,116
Directors’ fees (Note 3)	439
Audit fees	12,918
Registration and filing fees	9,400
Custodian fees	3,161
Miscellaneous	9,640

Total Expenses	197,057
Less reduction of expenses (Note 3)	(27,517)

Net Expenses	169,540

NET INVESTMENT INCOME	53,042

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain on-
Investments	2,213,634
Foreign currency and translation of other assets and liabilities	1,717

2,215,351

Net change in unrealized appreciation (depreciation) on-
Investments	1,607,909
Foreign currency and translation of other assets and liabilities	(1,313)

1,606,596

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	3,821,947

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,874,989

The accompanying notes are an integral part of the financial statements.

9

Tax Managed Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEAR ENDED 10/31/12
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$53,042	$47,863
Net realized gain on investments and foreign currency	2,215,351	5,225,201
Net change in unrealized appreciation (depreciation) on investments and foreign currency	1,606,596	(1,295,150)

Net increase from operations	3,874,989	3,977,914

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(53,257)	(136,434)
From net realized gain on investments	(1,176,954)	—

Total distributions to shareholders	(1,230,211)	(136,434)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(2,827,388)	(21,729,203)

Net decrease in net assets	(182,610)	(17,887,723)

NET ASSETS:

Beginning of period	29,775,640	47,663,363

End of period (including undistributed net investment income of $ 22,605 and $ 22,820, respectively)	$29,593,030	$29,775,640

The accompanying notes are an integral part of the financial statements.

10

Tax Managed Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED
		10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$27.69	$24.96	$25.01	$21.32	$18.26	$28.44

Income (loss) from investment operations:
Net investment income	0.05 [1]	0.03 [1]	0.08 [1]	0.06 [1]	0.06 [1]	0.12
Net realized and unrealized gain (loss) on investments	3.90	2.77	(0.06)	3.67	3.11	(9.42)

Total from investment operations	3.95	2.80	0.02	3.73	3.17	(9.30)

Less distributions to shareholders:
From net investment income	(0.06)	(0.07)	(0.07)	(0.04)	(0.11)	(0.09)
From net realized gain on investments	(1.24)	—	—	—	—	(0.79)

Total distributions to shareholders	(1.30)	(0.07)	(0.07)	(0.04)	(0.11)	(0.88)

Net asset value - End of period	$30.34	$27.69	$24.96	$25.01	$21.32	$18.26

Net assets - End of period (000’s omitted)	$29,593	$29,776	$47,663	$45,276	$29,259	$15,530

Total return[2]	14.76%	11.28%	0.08%	17.50%	17.57%	(33.62%)
Ratios (to average net assets)/
Supplemental Data:
Expenses*	1.20%[3]	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income	0.38%[3]	0.12%	0.29%	0.28%	0.31%	0.44%
Portfolio turnover	25%	47%	57%	56%	48%	96%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.19%[3]	0.10%	0.04%	0.14%	0.24%	0.20%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

11

Tax Managed Series

Notes to Financial Statements

(unaudited)

1.	Organization

Tax Managed Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to maximize long-term growth while attempting to minimize the impact of taxes on the total return earned by shareholders.

The Series is authorized to issue five classes of shares (Class A, B, D, E and Z). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2013, 10.3 billion shares have been designated in total among 43 series, of which 87.5 million have been designated as Tax Managed Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

12

Tax Managed Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$4,473,360	$4,332,967	$140,393	$—
Consumer Staples	2,461,668	1,615,032	846,636	—
Energy	4,234,634	4,234,634	—	—
Financials	851,246	851,246	—	—
Health Care	3,836,964	3,317,691	519,273	—
Industrials	4,820,112	4,161,914	658,198	—
Information Technology	6,418,958	6,418,958	—	—
Materials	1,678,342	1,494,509	183,833	—
Telecommunication Services	382,869	—	382,869	—
Mutual Fund	379,322	379,322	—	—

Total assets	$29,537,475	$26,806,273	$2,731,202	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the security’s fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2012 or April 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2013.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and

13

Tax Managed Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2013, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2009 through October 31, 2012. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

14

Tax Managed Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2014, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Class A Series at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor waived fees of $27,517 for the six months ended April 30, 2013, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2013, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $6,906,499 and $10,802,775, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class A shares of Tax Managed Series were:

	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	76,382	$2,222,076	162,353	$4,140,214
Reinvested	42,833	1,174,066	2,158	51,213
Repurchased	(219,054)	(6,223,530)	(999,140)	(25,920,630)

Total	(99,839)	$(2,827,388)	(834,629)	$(21,729,203)

At April 30, 2013, one omnibus account owned 349,378 shares of the Series (35.9% of shares outstanding) valued at $10,600,142. Investment activities of this shareholder may have a material effect on the Series.

15

Tax Managed Series

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2013.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2012 were as follows:

Ordinary income	$136,434

At April 30, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$22,330,805
Unrealized appreciation	7,420,676
Unrealized depreciation	(214,006)

Net unrealized appreciation	$7,206,670

16

Tax Managed Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. Board of Directors’ meeting, held on November 14, 2012, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and considered by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2012 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 26 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 18 of the 37 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Pro-Blend Series Class C, and Target Series Class R and Class C, are lower than, or substantially similar to, the Morningstar mean and median reported total expense ratio. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research services provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

17

Tax Managed Series

Renewal of Investment Advisory Agreement

(unaudited)

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board then considered economies of scale and concluded that the current fee schedule to the advisory agreement remained reasonable given the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, the number of newly established series of the Fund and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

18

Tax Managed Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNTAX-04/13-SAR

TARGET INCOME SERIES
TARGET 2010 SERIES
TARGET 2015 SERIES
TARGET 2020 SERIES
TARGET 2025 SERIES
TARGET 2030 SERIES
TARGET 2035 SERIES
TARGET 2040 SERIES
www.manning-napier.com	TARGET 2045 SERIES
TARGET 2050 SERIES
TARGET 2055 SERIES

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the six month period (November 1, 2012 to April 30, 2013).

Actual Expenses

The Actual lines of the following tables provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Series and Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the class of the Series and other funds. To do so, compare this 5% hypothetical example for the Series and Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each class in the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/12	ENDING ACCOUNT VALUE 4/30/13	EXPENSES PAID DURING PERIOD 11/1/12-4/30/13[1]	ANNUALIZED EXPENSE RATIO[2]
Target Income
Actual (Class K)	$1,000.00	$1,060.70	$1.53	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,058.80	$2.81	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class C)	$1,000.00	$1,056.00	$5.35	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%

Actual (Class I)	$1,000.00	$1,062.00	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

1

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/12	ENDING ACCOUNT VALUE 4/30/13	EXPENSES PAID DURING PERIOD 11/1/12-4/30/13[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2010
Actual (Class K)	$1,000.00	$1,072.30	$1.54	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,069.80	$2.82	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class C)	$1,000.00	$1,068.00	$5.38	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%

Actual (Class I)	$1,000.00	$1,073.40	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/12	ENDING ACCOUNT VALUE 4/30/13	EXPENSES PAID DURING PERIOD 11/1/12-4/30/13[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2015
Actual (Class K)	$1,000.00	$1,084.00	$1.55	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,083.70	$2.84	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class C)	$1,000.00	$1,081.10	$5.42	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%

Actual (Class I)	$1,000.00	$1,083.70	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/12	ENDING ACCOUNT VALUE 4/30/13	EXPENSES PAID DURING PERIOD 11/1/12-4/30/13[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2020
Actual (Class K)	$1,000.00	$1,093.80	$1.56	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,091.90	$2.85	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class C)	$1,000.00	$1,090.30	$5.44	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%

Actual (Class I)	$1,000.00	$1,094.90	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

2

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/12	ENDING ACCOUNT VALUE 4/30/13	EXPENSES PAID DURING PERIOD 11/1/12-4/30/13[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2025
Actual (Class K)	$1,000.00	$1,109.20	$1.57	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,112.40	$2.88	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class C)	$1,000.00	$1,108.90	$5.49	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%

Actual (Class I)	$1,000.00	$1,106.90	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/12	ENDING ACCOUNT VALUE 4/30/13	EXPENSES PAID DURING PERIOD 11/1/12-4/30/13[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2030
Actual (Class K)	$1,000.00	$1,119.00	$1.58	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,117.20	$2.89	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class C)	$1,000.00	$1,114.70	$5.51	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%

Actual (Class I)	$1,000.00	$1,120.60	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/12	ENDING ACCOUNT VALUE 4/30/13	EXPENSES PAID DURING PERIOD 11/1/12-4/30/13[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2035
Actual (Class K)	$1,000.00	$1,127.10	$1.58	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,128.30	$2.90	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class C)	$1,000.00	$1,123.30	$5.53	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%

Actual (Class I)	$1,000.00	$1,129.50	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

3

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/12	ENDING ACCOUNT VALUE 4/30/13	EXPENSES PAID DURING PERIOD 11/1/12-4/30/13[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2040
Actual (Class K)	$1,000.00	$1,138.50	$1.59	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,137.30	$2.91	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class C)	$1,000.00	$1,134.60	$5.56	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%

Actual (Class I)	$1,000.00	$1,140.10	$0.27	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

	BEGINNING ACCOUNT VALUE 11/1/12	ENDING ACCOUNT VALUE 4/30/13	EXPENSES PAID DURING PERIOD 11/1/12-4/30/13[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2045
Actual (Class K)	$1,000.00	$1,136.70	$1.59	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,135.60	$2.91	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class C)	$1,000.00	$1,133.50	$5.55	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%

Actual (Class I)	$1,000.00	$1,138.60	$0.27	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

	BEGINNING ACCOUNT VALUE 11/1/12	ENDING ACCOUNT VALUE 4/30/13	EXPENSES PAID DURING PERIOD 11/1/12-4/30/13[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2050
Actual (Class K)	$1,000.00	$1,143.50	$1.59	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,142.80	$2.92	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class C)	$1,000.00	$1,138.50	$5.57	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%

Actual (Class I)	$1,000.00	$1,144.10	$0.27	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

4

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/12	ENDING ACCOUNT VALUE 4/30/13	EXPENSES PAID DURING PERIOD 11/1/12-4/30/13[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2055
Actual (Class K)	$1,000.00	$1,143.50	$1.59	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,137.50	$2.91	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class C)	$1,000.00	$1,136.30	$5.56	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%

Actual (Class I)	$1,000.00	$1,149.50	$0.27	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

1Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total returns would have been lower had certain expenses not been reimbursed during the period.

2Expense ratios of the Class do not include fees and expenses indirectly incurred by the underlying funds. If these expenses were included, the expense ratios would have been higher.

3Assumes 5% annual return before expenses.

5

Portfolio Composition as of April 30, 2013 - Asset Allocation1

(unaudited)

1 Represents portfolio composition of the underlying investment(s) for each Series as a percentage of net assets.

2 A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

6

Portfolio Composition as of April 30, 2013 - Asset Allocation1

(unaudited)

1 Represents portfolio composition of the underlying investment(s) for each Series as a percentage of net assets.

2 A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

7

Statements of Assets and Liabilities

April 30, 2013 (unaudited)

	TARGET INCOME	TARGET 2010	TARGET 2015	TARGET 2020	TARGET 2025	TARGET 2030
ASSETS:

Manning & Napier Pro-Blend® Maximum Term Series - Class I (60,969 shares and 4,645,930 shares, respectively)	$—	$—	$—	$—	$740,158	$56,401,588
Manning & Napier Pro-Blend® Extended Term Series - Class I (26,924 shares, 7,560,350 shares, 603,795 shares and 9,297,722 shares, respectively)	—	—	295,353	82,937,038	6,623,634	101,996,012
Manning & Napier Pro-Blend® Moderate Term Series - Class I (1,823,667 shares, 239,046 shares and 7,323,101 shares, respectively)	—	20,260,939	2,655,796	81,359,655	—	—
Manning & Napier Pro-Blend® Conservative Term Series - Class I (5,412,727 shares and 2,655,144 shares, respectively)	61,001,434	29,923,469	—	—	—	—

Total investments in securities:
At value*	61,001,434	50,184,408	2,951,149	164,296,693	7,363,792	158,397,600
Receivable from Advisor (Note 3)	17,295	18,353	27,271	12,871	27,180	12,840
Receivable for securities sold	6,863	97	—	222	—	215
Receivable for fund shares sold	12,884	11,288	10,833	102,921	20,570	225,322
Prepaid expenses	16,982	15,759	—	16,982	—	18,779

TOTAL ASSETS	61,055,458	50,229,905	2,989,253	164,429,689	7,411,542	158,654,756

LIABILITIES:
Accrued distribution and service (Rule 12b-1) fees (Note 3)	11,845	9,156	21	27,803	281	27,153
Accrued fund accounting and administration fees (Note 3)	5,288	5,259	12,909	5,694	12,918	5,665
Accrued transfer agent fees (Note 3)	1,437	1,475	—	1,994	—	1,908
Accrued Chief Compliance Officer service fees (Note 3)	166	167	567	167	567	167
Accrued Directors’ fees (Note 3)	—	—	335	—	334	—
Payable for securities purchased	—	8,822	10,824	53,333	19,928	102,430
Payable for fund shares repurchased	19,073	2,329	10	49,015	642	77,611
Audit fees payable	8,363	8,365	8,808	8,306	8,808	8,293
Other payables and accrued expenses	—	—	4,747	—	4,846	—

TOTAL LIABILITIES	46,172	35,573	38,221	146,312	48,324	223,227

TOTAL NET ASSETS	$61,009,286	$50,194,332	$2,951,032	$164,283,377	$7,363,218	$158,431,529

NET ASSETS CONSIST OF:
Capital stock	56,121	49,167	2,604	160,139	6,277	149,113
Additional paid-in-capital	52,721,884	45,781,404	2,906,417	148,907,291	7,244,735	138,271,734
Undistributed net investment income (loss)	(332,847)	(282,457)	(176)	(1,080,561)	(1,221)	(775,530)
Accumulated net realized gain on underlying series	2,086,926	1,919,432	790	7,098,147	17,992	5,684,151
Net unrealized appreciation on underlying series	6,477,202	2,726,786	41,397	9,198,361	95,435	15,102,061

TOTAL NET ASSETS	$61,009,286	$50,194,332	$2,951,032	$164,283,377	$7,363,218	$158,431,529

The accompanying notes are an integral part of the financial statements.

8

Statements of Assets and Liabilities

April 30, 2013 (unaudited)

	TARGET 2035	TARGET 2040	TARGET 2045	TARGET 2050	TARGET 2055
ASSETS:

Manning & Napier Pro-Blend® Maximum Term Series - Class I (266,745 shares, 7,098,127 shares, 82,611 shares, 3,433,969 shares and 4,159 shares, respectively)	$3,238,289	$86,171,258	$1,002,895	$41,688,389	$50,488
Manning & Napier Pro-Blend® Extended Term Series - Class I (195,625 shares and 1,345,358 shares, respectively)	2,146,011	14,758,581	—	—	—

Total investments in securities:
At value*	5,384,300	100,929,839	1,002,895	41,688,389	50,488
Receivable from Advisor (Note 3)	27,190	15,804	27,535	18,767	27,398
Receivable for securities sold	—	116,798	—	149	41
Receivable for fund shares sold	20,130	128,378	8,503	64,251	297
Receivable from Transfer Agent	3	—	—	—	198
Prepaid expenses	—	17,910	—	16,806	—

TOTAL ASSETS	5,431,623	101,208,729	1,038,933	41,788,362	78,422

LIABILITIES:
Accrued fund accounting and administration fees (Note 3)	12,914	5,444	12,909	5,205	12,919
Accrued distribution and service (Rule 12b-1) fees (Note 3)	136	18,292	73	8,770	9
Accrued transfer agent fees (Note 3)	—	1,747	—	1,652	—
Accrued Chief Compliance Officer service fees (Note 3)	567	167	567	167	567
Accrued Directors’ fees (Note 3)	334	—	335	—	333
Payable for securities purchased	19,114	—	5,818	49,000	—
Payable for fund shares repurchased	1,017	243,657	2,685	15,053	339
Audit fees payable	8,808	8,323	8,808	8,352	8,808
Other payables and accrued expenses	4,779	—	4,936	—	5,003

TOTAL LIABILITIES	47,669	277,630	36,131	88,199	27,978

TOTAL NET ASSETS	$5,383,954	$100,931,099	$1,002,802	$41,700,163	$50,444

NET ASSETS CONSIST OF:
Capital stock	4,404	88,546	803	33,977	40
Additional paid-in-capital	5,277,017	83,676,000	981,286	33,934,221	27,386
Undistributed net investment income (loss)	(702)	(155,012)	(202)	(41,676)	(274)
Accumulated net realized gain on underlying series	2,716	4,144,716	2,977	1,191,043	22,198
Net unrealized appreciation (depreciation) on underlying series	100,519	13,176,849	17,938	6,582,598	1,094

TOTAL NET ASSETS	$5,383,954	$100,931,099	$1,002,802	$41,700,163	$50,444

The accompanying notes are an integral part of the financial statements.

9

Statements of Assets and Liabilities

April 30, 2013 (unaudited)

	TARGET INCOME	TARGET 2010	TARGET 2015		TARGET 2020	TARGET 2025	TARGET 2030
Class K
Net Assets	$47,720,211	$29,647,861	$7,080		$76,331,999	$147,724	$79,942,327
Shares Outstanding	4,388,092	2,904,244	626		7,436,648	12,551	7,533,589
Net Asset Value, Offering Price, and Redemption Price per share	$10.87	$10.21	$11.32	[1]	$10.26	$11.77	$10.61
Class R
Net Assets	$2,926,559	$4,946,823	$49,978		$21,574,365	$157,313	$21,374,041
Shares Outstanding	271,911	488,666	4,409		2,126,607	13,328	2,029,222
Net Asset Value, Offering Price, and Redemption Price per share	$10.76	$10.12	$11.34		$10.14	$11.80	$10.53
Class C
Net Assets	$1,117,315	$1,378,008	$114		$4,400,262	$380,896	$2,925,855
Shares Outstanding	104,776	136,492	10		434,893	32,352	279,254
Net Asset Value, Offering Price, and Redemption Price per share	$10.66	$10.10	$11.32	[1]	$10.12	$11.77	$10.48
Class I
Net Assets	$9,245,201	$14,221,640	$2,893,860		$61,976,751	$6,677,285	$54,189,306
Shares Outstanding	847,323	1,387,272	255,355		6,015,783	569,468	5,069,197
Net Asset Value, Offering Price, and Redemption Price per share	$10.91	$10.25	$11.33		$10.30	$11.73	$10.69

*At identified cost	$54,524,232	$47,457,622	$2,909,752		$155,098,332	$7,268,357	$143,295,539

1 Calculated NAV may not equal actual NAV shown due to rounding of the net assets and/or shares outstanding.

	TARGET 2035	TARGET 2040	TARGET 2045	TARGET 2050	TARGET 2055
Class K
Net Assets	$201,645	$59,901,817	$108,545	$30,556,372	$6,110
Shares Outstanding	16,515	5,257,974	8,698	2,488,968	485
Net Asset Value, Offering Price, and Redemption Price per share	$12.21	$11.39	$12.48	$12.28	$12.59	[1]
Class R
Net Assets	$177,548	$12,899,478	$87,165	$4,110,804	$21,969
Shares Outstanding	14,504	1,139,282	7,008	336,803	1,754
Net Asset Value, Offering Price, and Redemption Price per share	$12.24	$11.32	$12.44	$12.21	$12.53
Class C
Net Assets	$34,781	$1,206,966	$33,009	$1,227,324	$401
Shares Outstanding	2,851	107,937	2,649	101,991	32
Net Asset Value, Offering Price, and Redemption Price per share	$12.20	$11.18	$12.46	$12.03	$12.51	[1]
Class I
Net Assets	$4,969,980	$26,922,838	$774,083	$5,805,663	$21,964
Shares Outstanding	406,538	2,349,435	61,994	469,940	1,736
Net Asset Value, Offering Price, and Redemption Price per share	$12.23	$11.46	$12.49	$12.35	$12.65

*At identified cost	$5,283,781	$87,752,990	$984,957	$35,105,791	$49,394

1 Calculated NAV may not equal actual NAV shown due to rounding of the net assets and/or shares outstanding.

The accompanying notes are an integral part of the financial statements.

10

Statements of Operations

For the Six Months Ended April 30, 2013 (unaudited)

	TARGET INCOME	TARGET 2010	TARGET 2015	TARGET 2020	TARGET 2025	TARGET 2030
INVESTMENT INCOME:
Income distributions from underlying series	$682,952	$455,140	$22	$1,208,990	$423	$930,633

EXPENSES:
Distribution and services (Rule 12b-1) fees (Class K) (Note 3)	57,763	35,151	5	89,035	224	91,595
Distribution and services (Rule 12b-1) fees (Class C) (Note 3)	5,240	6,874	1	20,884	236	13,941
Distribution and services (Rule 12b-1) fees (Class R) (Note 3)	8,121	12,039	37	50,301	124	49,531
Fund accounting and administration fees (Note 3)	20,481	20,386	19,970	21,513	19,965	21,455
Transfer agent fees (Note 3)	4,054	3,974	2,299	5,410	2,309	5,219
Chief Compliance Officer service fees (Note 3)	1,116	1,116	1,116	1,116	1,116	1,116
Directors’ fees (Note 3)	564	468	248	1,272	248	1,185
Registration and filing fees	23,896	24,050	13,995	26,219	13,998	25,332
Audit fees	8,628	8,628	8,628	8,628	8,628	8,628
Legal fees	1,874	1,873	1,926	1,880	1,926	1,879
Custodian fees	1,001	1,978	596	1,925	595	1,608
Miscellaneous	4,689	4,628	3,642	8,085	3,642	7,553

Total Expenses	137,427	121,165	52,463	236,268	53,011	229,042
Less reduction of expenses (Note 3)	(51,950)	(55,270)	(52,301)	(40,380)	(52,112)	(39,159)

Net Expenses	85,477	65,895	162	195,888	899	189,883

NET INVESTMENT INCOME (LOSS)	597,475	389,245	(140)	1,013,102	(476)	740,750

REALIZED AND UNREALIZED GAIN ON UNDERLYING SERIES:
Net realized gain on underlying series	582,897	612,504	706	1,901,304	15,819	958,773
Distributions of realized gains from underlying series	1,506,602	1,309,091	84	5,325,570	2,173	5,135,966
Net change in unrealized appreciation (depreciation) on underlying series	744,153	1,017,730	41,363	4,602,387	92,997	8,830,725

NET REALIZED AND UNREALIZED GAIN ON UNDERLYING SERIES	2,833,652	2,939,325	42,153	11,829,261	110,989	14,925,464

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,431,127	$3,328,570	$42,013	$12,842,363	$110,513	$15,666,214

The accompanying notes are an integral part of the financial statements.

11

Statements of Operations

For the Six Months Ended April 30, 2013 (unaudited)

	TARGET 2035	TARGET 2040	TARGET 2045	TARGET 2050	TARGET 2055
INVESTMENT INCOME:
Income distributions from underlying series	$359	$364,765	$63	$128,045	$2

EXPENSES:
Distribution and services (Rule 12b-1) fees (Class K) (Note 3)	122	69,278	38	34,323	1
Distribution and services (Rule 12b-1) fees (Class C) (Note 3)	38	5,574	75	5,783	1
Distribution and services (Rule 12b-1) fees (Class R) (Note 3)	143	29,756	66	9,187	17
Fund accounting and administration fees (Note 3)	19,961	20,872	19,941	20,206	19,950
Transfer agent fees (Note 3)	2,317	4,724	2,316	4,482	2,297
Chief Compliance Officer service fees (Note 3)	1,116	1,116	1,116	1,116	1,116
Directors’ fees (Note 3)	248	762	248	298	248
Registration and filing fees	13,996	24,575	13,996	24,017	13,995
Audit fees	8,628	8,628	8,628	8,628	8,628
Legal fees	1,926	1,905	1,926	1,872	1,926
Custodian fees	596	1,659	595	987	595
Miscellaneous	3,642	5,950	3,642	4,690	3,642

Total Expenses	52,733	174,799	52,587	115,589	52,416
Less reduction of expenses (Note 3)	(52,193)	(47,421)	(52,362)	(57,009)	(52,142)

Net Expenses	540	127,378	225	58,580	274

NET INVESTMENT INCOME (LOSS)	(181)	237,387	(162)	69,465	(272)

REALIZED AND UNREALIZED GAIN ON UNDERLYING SERIES:
Net realized gain on underlying series	524	1,555,131	2,491	210,559	22,179
Distributions of realized gains from underlying series	2,192	2,590,480	486	982,607	19
Net change in unrealized appreciation (depreciation) on underlying series	100,727	7,448,614	18,146	3,692,526	1,046

NET REALIZED AND UNREALIZED GAIN ON UNDERLYING SERIES	103,443	11,594,225	21,123	4,885,692	23,244

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$103,262	$11,831,612	$20,961	$4,955,157	$22,972

The accompanying notes are an integral part of the financial statements.

12

Statements of Changes in Net Assets

	TARGET INCOME FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEAR ENDED 10/31/12	TARGET 2010 FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEAR ENDED 10/31/12	TARGET 2015 FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE PERIOD 6/25/12[1] TO 10/31/12

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income (loss)	$597,475	$1,095,994	$389,245	$809,773	$(140)	$(1)
Net realized gain on underlying series	582,897	1,318,407	612,504	328,894	706	—
Distributions of realized gains from underlying series	1,506,602	982,013	1,309,091	1,327,217	84	—
Net change in unrealized appreciation (depreciation) on underlying series	744,153	307,113	1,017,730	617,274	41,363	34

Net increase from operations	3,431,127	3,703,527	3,328,570	3,083,158	42,013	33

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class K)	(815,470)	(994,528)	(436,369)	(542,620)	(30)	—
From net investment income (Class R)	(61,150)	(29,657)	(66,527)	(114,727)	(1)	—
From net investment income (Class C)	(13,841)	(23,100)	(15,310)	(28,528)	(1)	—
From net investment income (Class I)	(118,346)	(141,811)	(208,368)	(303,466)	(3)	—
From net realized gain on investments (Class K)	(1,790,580)	(1,776,212)	(893,245)	(2,048,959)	—	—
From net realized gain on investments (Class R)	(146,039)	(27,719)	(154,363)	(462,011)	—	—
From net realized gain on investments (Class C)	(40,660)	(60,498)	(44,459)	(171,418)	—	—
From net realized gain on investments (Class I)	(241,175)	(216,121)	(393,718)	(1,019,074)	—	—

Total distributions to shareholders	(3,227,261)	(3,269,646)	(2,212,359)	(4,690,803)	(35)	—

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 6)	3,707,924	5,936,279	3,714,706	6,446,443	2,907,135	1,886

Net increase in net assets	3,911,790	6,370,160	4,830,917	4,838,798	2,949,113	1,919

NET ASSETS:

Beginning of period	57,097,496	50,727,336	45,363,415	40,524,617	1,919	—

End of period[2]	$61,009,286	$57,097,496	$50,194,332	$45,363,415	$2,951,032	$1,919

[1] Commencement of operations.
[2] Including undistributed net investment income (distributions in excess of net investment income):	$(332,847)	$78,485	$(282,457)	$54,872	$(176)	$(1)

The accompanying notes are an integral part of the financial statements.

13

Statements of Changes in Net Assets

	TARGET 2020 FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEAR ENDED 10/31/12	TARGET 2025 FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE PERIOD 6/25/12[1] TO 10/31/12	TARGET 2030 FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEAR ENDED 10/31/12

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income (loss)	$1,013,102	$2,075,790	$(476)	$(42)	$740,750	$1,655,585
Net realized gain on underlying series	1,901,304	516,139	15,819	10	958,773	608,155
Distributions of realized gains from underlying series	5,325,570	4,255,728	2,173	—	5,135,966	3,448,916
Net change in unrealized appreciation (depreciation) on underlying series	4,602,387	2,462,193	92,997	2,438	8,830,725	4,194,814

Net increase from operations	12,842,363	9,309,850	110,513	2,406	15,666,214	9,907,470

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class K)	(1,154,596)	(1,070,368)	(719)	—	(856,364)	(925,977)
From net investment income (Class R)	(295,868)	(344,785)	(2)	—	(210,276)	(155,445)
From net investment income (Class C)	(50,975)	(59,782)	(1)	—	(22,710)	(24,004)
From net investment income (Class I)	(734,307)	(835,497)	(13)	—	(527,726)	(605,721)
From net realized gain on investments (Class K)	(2,423,692)	(3,524,215)	—	—	(2,382,147)	(3,843,451)
From net realized gain on investments (Class R)	(692,644)	(1,200,023)	—	—	(659,561)	(685,589)
From net realized gain on investments (Class C)	(144,273)	(303,902)	—	—	(94,494)	(181,828)
From net realized gain on investments (Class I)	(1,431,757)	(2,414,187)	—	—	(1,326,395)	(2,137,168)

Total distributions to shareholders	(6,928,112)	(9,752,759)	(735)	—	(6,079,673)	(8,559,183)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 6)	28,658,254	28,341,544	7,205,366	45,668	22,081,914	29,971,242

Net increase in net assets	34,572,505	27,898,635	7,315,144	48,074	31,668,455	31,319,529

NET ASSETS:

Beginning of period	129,710,872	101,812,237	48,074	—	126,763,074	95,443,545

End of period[2]	$164,283,377	$129,710,872	$7,363,218	$48,074	$158,431,529	$126,763,074

[1] Commencement of operations.
[2] Including undistributed net investment income (distributions in excess of net investment income):	$(1,080,561)	$142,083	$(1,221)	$(10)	$(775,530)	$100,796

The accompanying notes are an integral part of the financial statements.

14

Statements of Changes in Net Assets

	TARGET 2035 FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE PERIOD 6/25/12[1] TO 10/31/12	TARGET 2040 FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEAR ENDED 10/31/12	TARGET 2045 FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE PERIOD 6/25/12[1] TO 10/31/12

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income (loss)	$(181)	$(3)	$237,387	$543,938	$(162)	$(7)
Net realized gain on underlying series	524	—	1,555,131	1,991,516	2,491	—
Distributions of realized gains from underlying series	2,192	—	2,590,480	—	486	—
Net change in unrealized appreciation (depreciation) on underlying series	100,727	(208)	7,448,614	3,971,924	18,146	(208)

Net increase (decrease) from operations	103,262	(211)	11,831,612	6,507,378	20,961	(215)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class K)	(247)	—	(259,649)	(313,151)	(10)	—
From net investment income (Class R)	(1)	—	(34,388)	(77,908)	(3)	—
From net investment income (Class C)	(18)	—	(1,131)	(2,081)	(19)	—
From net investment income (Class I)	(252)	—	(129,698)	(179,939)	(1)	—
From net realized gain on investments (Class K)	—	—	(1,220,050)	(1,939,028)	—	—
From net realized gain on investments (Class R)	—	—	(262,386)	(649,307)	—	—
From net realized gain on investments (Class C)	—	—	(25,039)	(48,306)	—	—
From net realized gain on investments (Class I)	—	—	(483,436)	(821,635)	—	—

Total distributions to shareholders	(518)	—	(2,415,777)	(4,031,355)	(33)	—

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 6)	5,263,144	18,277	7,187,527	18,313,044	966,842	15,247

Net increase in net assets	5,365,888	18,066	16,603,362	20,789,067	987,770	15,032

NET ASSETS:

Beginning of period	18,066	—	84,327,737	63,538,670	15,032	—

End of period[2]	$5,383,954	$18,066	$100,931,099	$84,327,737	$1,002,802	$15,032

[1] Commencement of operations.
[2] Including undistributed net investment income (distributions in excess of net investment income):	$(702)	$(3)	$(155,012)	$32,467	$(202)	$(7)

The accompanying notes are an integral part of the financial statements.

15

Statements of Changes in Net Assets

	TARGET 2050 FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEAR ENDED 10/31/12	TARGET 2055 FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE PERIOD 6/25/12[1] TO 10/31/12
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income (loss)	$69,465	$189,495	$(272)	$(1)
Net realized gain on underlying series	210,559	109,714	22,179	—
Distributions of realized gains from underlying series	982,607	—	19	—
Net change in unrealized appreciation (depreciation) on underlying series	3,692,526	2,232,014	1,046	48

Net increase from operations	4,955,157	2,531,223	22,972	47

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class K)	(90,648)	(155,055)	— [3]	—
From net investment income (Class R)	(6,865)	(15,226)	— [3]	—
From net investment income (Class C)	—	(2,607)	—	—
From net investment income (Class I)	(20,636)	(28,585)	(1)	—
From net realized gain on investments (Class K)	(81,536)	(344,780)	—	—
From net realized gain on investments (Class R)	(10,793)	(47,839)	—	—
From net realized gain on investments (Class C)	(3,533)	(18,248)	—	—
From net realized gain on investments (Class I)	(13,563)	(46,342)	—	—

Total distributions to shareholders	(227,574)	(658,682)	(1)	—

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 6)	3,674,964	7,376,288	26,824	602

Net increase in net assets	8,402,547	9,248,829	49,795	649

NET ASSETS:

Beginning of period	33,297,616	24,048,787	649	—

End of period[2]	$41,700,163	$33,297,616	$50,444	$649

[1] Commencement of operations.
[2] Including undistributed net investment income (distributions in excess of net investment income):	$(41,676)	$7,008	$(274)	$(1)
[3] Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

16

Financial Highlights

	FOR THE SIX					FOR THE PERIOD
TARGET INCOME SERIES CLASS K	MONTHS ENDED	FOR THE YEARS ENDED				3/28/08[1]
	4/30/13					TO
	(UNAUDITED)	10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.86	$10.86	$11.02	$10.13	$9.30	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.11	0.22	0.23	0.19	0.03	(0.01)
Net realized and unrealized gain (loss) on underlying series	0.09	0.48	0.06	0.92	1.04	(0.69)

Total from investment operations	0.20	0.70	0.29	1.11	1.07	(0.70)

Less distributions to shareholders:
From net investment income	(0.19)	(0.25)	(0.33)	(0.19)	(0.24)	—
From net realized gain on investments	—	(0.45)	(0.12)	(0.03)	—	—

Total distributions to shareholders	(0.19)	(0.70)	(0.45)	(0.22)	(0.24)	—

Net asset value - End of period	$10.87	$10.86	$10.86	$11.02	$10.13	$9.30

Net assets - End of period (000’s omitted)	$47,720	$45,926	$44,682	$46,886	$42,116	$70,620 [3]

Total return[4]	6.07%	6.98%	2.77%	11.22%	11.80%	(7.00%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.30%[5,6]	0.30%[7]	0.30%[8]	0.28%[9,10]	0.30%[10]	0.30%[5,10]
Net investment income (loss)	2.09%[5]	2.07%	2.11%	1.83%	0.31%	(0.27%)[5]
Series portfolio turnover[11]	6%	16%	14%	9%	13%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.18%[5]	0.20%[7]	0.22%[8]	0.25%[10]	0.41%[10]	1,571%[5,10,12]
	FOR THE SIX					FOR THE PERIOD
TARGET INCOME SERIES CLASS R	MONTHS ENDED	FOR THE YEARS ENDED				3/28/08[1]
	4/30/13					TO
	(UNAUDITED)	10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.76	$10.77	$10.93	$10.08	$9.29	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.11	0.09	0.16	0.09	(0.05)	0.02
Net realized and unrealized gain (loss) on underlying series	0.07	0.58	0.10	0.99	1.09	(0.73)

Total from investment operations	0.18	0.67	0.26	1.08	1.04	(0.71)

Less distributions to shareholders:
From net investment income	(0.18)	(0.23)	(0.30)	(0.20)	(0.25)	—
From net realized gain on investments	—	(0.45)	(0.12)	(0.03)	—	—

Total distributions to shareholders	(0.18)	(0.68)	(0.42)	(0.23)	(0.25)	—

Net asset value - End of period	$10.76	$10.76	$10.77	$10.93	$10.08	$9.29

Net assets - End of period (000’s omitted)	$2,927	$3,853	$553	$347	$54	$93 [3]

Total return[4]	5.88%	6.77%	2.50%	10.97%	11.44%	(7.10%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.55%[5,6]	0.55%[7]	0.55%[8]	0.54%[9,10]	0.55%[10]	0.55%[5,10]
Net investment income (loss)	2.16%[5]	0.84%	1.47%	0.81%	(0.51%)	0.34%[5]
Series portfolio turnover[11]	6%	16%	14%	9%	13%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.18%[5]	0.20%[7]	0.22%[8]	0.37%[10]	169.34%[10]	43,127%[5,10,12]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.67%.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.68%.

8Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.69%.

9During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

10Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.70%.

11Reflects activity of the Series and does not include the activity of the underlying series.

12The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

17

Financial Highlights

	FOR THE SIX MONTHS ENDED 4/30/13
TARGET INCOME SERIES CLASS C		FOR THE YEARS ENDED
						FOR THE PERIOD
	(UNAUDITED)	10/31/12	10/31/11	10/31/10	10/31/09	3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.66	$10.67	$10.84	$10.00	$9.26	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.07	0.18	0.13	0.07	(0.03)	(0.01)
Net realized and unrealized gain (loss) on underlying series	0.07	0.44	0.08	0.95	1.02	(0.73)

Total from investment operations	0.14	0.62	0.21	1.02	0.99	(0.74)

Less distributions to shareholders:
From net investment income	(0.14)	(0.18)	(0.26)	(0.15)	(0.25)	—
From net realized gain on investments	—	(0.45)	(0.12)	(0.03)	—	—

Total distributions to shareholders	(0.14)	(0.63)	(0.38)	(0.18)	(0.25)	—

Net asset value - End of period	$10.66	$10.66	$10.67	$10.84	$10.00	$9.26

Net assets - End of period (000’s omitted)	$1,117	$1,019	$1,424	$1,195	$330	$93 [3]

Total return[4]	5.60%	6.24%	2.04%	10.38%	10.91%	(7.40%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.05%[5,6]	1.05%[7]	1.05%[8]	0.99%[9,10]	1.05%[10]	1.05%[5,10]
Net investment income (loss)	1.32%[5]	1.73%	1.23%	0.66%	(0.30%)	(0.15%)[5]
Series portfolio turnover[11]	6%	16%	14%	9%	13%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.18%[5]	0.20%[7]	0.22%[8]	0.29%[10]	10.70%[10]	43,147%[5,10,12]
	FOR THE SIX MONTHS ENDED 4/30/13
TARGET INCOME SERIES CLASS I		FOR THE YEARS ENDED
						FOR THE PERIOD
	(UNAUDITED)	10/31/12	10/31/11	10/31/10	10/31/09	3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.90	$10.89	$11.05	$10.17	$9.32	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.11	0.24	0.07	0.19	0.06	0.05
Net realized and unrealized gain (loss) on underlying series	0.11	0.50	0.25	0.94	1.04	(0.73)

Total from investment operations	0.22	0.74	0.32	1.13	1.10	(0.68)

Less distributions to shareholders:
From net investment income	(0.21)	(0.28)	(0.36)	(0.22)	(0.25)	—
From net realized gain on investments	—	(0.45)	(0.12)	(0.03)	—	—

Total distributions to shareholders	(0.21)	(0.73)	(0.48)	(0.25)	(0.25)	—

Net asset value - End of period	$10.91	$10.90	$10.89	$11.05	$10.17	$9.32

Net assets - End of period (000’s omitted)	$9,245	$6,300	$4,068	$298	$58	$93 [3]

Total return[4]	6.20%	7.34%	3.00%	11.44%	12.06%	(6.80%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.05%[5,6]	0.05%[7]	0.05%[8]	0.05%[10]	0.05%[10]	0.05%[5,10]
Net investment income	2.11%[5]	2.30%	0.68%	1.85%	0.66%	0.85%[5]
Series portfolio turnover[11]	6%	16%	14%	9%	13%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.18%[5]	0.20%[7]	0.23%[8]	0.33%[10]	54.69%[10]	43,107%[5,10,12]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.67%. 7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.68%. 8Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.69%.

9During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

10Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.70%.

11Reflects activity of the Series and does not include the activity of the underlying series.

12The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

18

Financial Highlights

TARGET 2010 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED				FOR THE PERIOD 3/28/08[1] TO 10/31/08
		10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.00	$10.56	$10.64	$9.58	$8.61	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.08	0.18	0.20	0.12	0.02	(0.01)
Net realized and unrealized gain (loss) on underlying series	0.62	0.48	0.10	1.10	1.15	(1.38)

Total from investment operations	0.70	0.66	0.30	1.22	1.17	(1.39)

Less distributions to shareholders:
From net investment income	(0.16)	(0.25)	(0.18)	(0.14)	(0.20)	—
From net realized gain on investments	(0.33)	(0.97)	(0.20)	(0.02)	—	—

Total distributions to shareholders	(0.49)	(1.22)	(0.38)	(0.16)	(0.20)	—

Net asset value - End of period	$10.21	$10.00	$10.56	$10.64	$9.58	$8.61

Net assets - End of period (000’s omitted)	$29,648	$27,086	$23,653	$27,904	$15,782	$101,213 [3]

Total return[4]	7.23%	7.39%	2.97%	12.85%	13.97%	(13.90%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.30%[5,6]	0.30%[7]	0.30%[8]	0.29%[9,10]	0.30%[11]	0.30%[5,11]
Net investment income (loss)	1.65%[5]	1.85%	1.84%	1.20%	0.19%	(0.28%)[5]
Series portfolio turnover[12]	24%	30%	48%	11%	9%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.23%[5]	0.27%[7]	0.30%[8]	0.42%[9]	1.31%[11]	1,071%[5,11,13]
TARGET 2010 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED				FOR THE PERIOD 3/28/08[1] TO 10/31/08
		10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.92	$10.48	$10.57	$9.54	$8.61	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.07	0.16	0.14	0.12	(0.05)	0.02
Net realized and unrealized gain (loss) on underlying series	0.60	0.48	0.13	1.07	1.18	(1.41)

Total from investment operations	0.67	0.64	0.27	1.19	1.13	(1.39)

Less distributions to shareholders:
From net investment income	(0.14)	(0.23)	(0.16)	(0.14)	(0.20)	—
From net realized gain on investments	(0.33)	(0.97)	(0.20)	(0.02)	—	—

Total distributions to shareholders	(0.47)	(1.20)	(0.36)	(0.16)	(0.20)	—

Net asset value - End of period	$10.12	$9.92	$10.48	$10.57	$9.54	$8.61

Net assets - End of period (000’s omitted)	$4,947	$4,793	$4,885	$3,655	$284	$86 [3]

Total return[4]	6.98%	7.21%	2.67%	12.64%	13.54%	(13.90%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.55%[5,6]	0.55%[7]	0.55%[8]	0.52%[9,10]	0.55%[11]	0.55%[5,11]
Net investment income (loss)	1.39%[5]	1.65%	1.32%	1.16%	(0.55%)	0.36%[5]
Series portfolio turnover[12]	24%	30%	48%	11%	9%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.23%[5]	0.27%[7]	0.31%[8]	0.41%[9]	25.36%[11]	42,882%[5,11,13]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.68% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

8Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.69% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

9Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.84%.

10During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

11Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

12Reflects activity of the Series and does not include the activity of the underlying series.

13The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

19

Financial Highlights

TARGET 2010 SERIES CLASS C	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED				FOR THE PERIOD 3/28/08[1] TO 10/31/08
		10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.89	$10.44	$10.53	$9.49	$8.58	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.05	0.13	0.10	0.06	(0.01)	(0.05)
Net realized and unrealized gain (loss) on underlying series	0.60	0.45	0.12	1.08	1.10	(1.37)

Total from investment operations	0.65	0.58	0.22	1.14	1.09	(1.42)

Less distributions to shareholders:
From net investment income	(0.11)	(0.16)	(0.11)	(0.08)	(0.18)	—
From net realized gain on investments	(0.33)	(0.97)	(0.20)	(0.02)	—	—

Total distributions to shareholders	(0.44)	(1.13)	(0.31)	(0.10)	(0.18)	—

Net asset value - End of period	$10.10	$9.89	$10.44	$10.53	$9.49	$8.58

Net assets - End of period (000’s omitted)	$1,378	$1,458	$2,021	$2,247	$1,471	$98,226 [3]

Total return[4]	6.80%	6.60%	2.21%	12.12%	13.13%	(14.20%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.05%[5,6]	1.05%[7]	1.05%[8]	0.98%[9,10]	1.05%[11]	1.05%[5,11]
Net investment income (loss)	0.93%[5]	1.37%	0.97%	0.58%	(0.12%)	(1.03%)[5]
Series portfolio turnover[12]	24%	30%	48%	11%	9%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.23%[5]	0.27%[7]	0.30%[8]	0.44%[9]	5.01%[11]	919%[5,11,13]
TARGET 2010 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED				FOR THE PERIOD 3/28/08[1] TO 10/31/08
		10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.04	$10.60	$10.68	$9.62	$8.63	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.09	0.21	0.08	0.14	0.07	0.05
Net realized and unrealized gain (loss) on underlying series	0.62	0.48	0.25	1.10	1.12	(1.42)

Total from investment operations	0.71	0.69	0.33	1.24	1.19	(1.37)

Less distributions to shareholders:
From net investment income	(0.17)	(0.28)	(0.21)	(0.16)	(0.20)	—
From net realized gain on investments	(0.33)	(0.97)	(0.20)	(0.02)	—	—

Total distributions to shareholders	(0.50)	(1.25)	(0.41)	(0.18)	(0.20)	—

Net asset value - End of period	$10.25	$10.04	$10.60	$10.68	$9.62	$8.63

Net assets - End of period (000’s omitted)	$14,222	$12,026	$9,966	$1,465	$469	$159 [3]

Total return[4]	7.34%	7.67%	3.20%	13.10%	14.23%	(13.70%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.05%[5,6]	0.05%[7]	0.05%[8]	0.05%[9]	0.05%[11]	0.05%[5,11]
Net investment income	1.81%[5]	2.16%	0.81%	1.44%	0.83%	0.86%[5]
Series portfolio turnover[12]	24%	30%	48%	11%	9%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.23%[5]	0.27%[7]	0.32%[8]	0.43%[9]	8.26%[11]	42,439%[5,11,13]
1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.68% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

8Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.69% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

9Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.84%.

10During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

11Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

12Reflects activity of the Series and does not include the activity of the underlying series.

13The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

20

Financial Highlights

TARGET 2015 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE PERIOD 6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.59	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.03	(0.01)
Net realized and unrealized gain (loss) on underlying series	0.85	0.60

Total from investment operations	0.88	0.59

Less distributions to shareholders:
From net investment income	(0.15)	—

Total distributions to shareholders	(0.15)	—

Net asset value - End of period	$11.32	$10.59

Net assets - End of period	$7,080 [3]	$1,498 [3]

Total return[4]	8.40%	5.90%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.30%[5,6]	0.30%[5,6]
Net investment Income (loss)	0.62%[5]	(0.30%)[5]
Series portfolio turnover[7]	3%	— [8]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	750.83%[5,9]	9,646%[5,6,9]
TARGET 2015 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE PERIOD 6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.59	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.03)	(0.02)
Net realized and unrealized gain (loss) on underlying series	0.91	0.61

Total from investment operations	0.88	0.59

Less distributions to shareholders:
From net investment income	(0.13)	—

Total distributions to shareholders	(0.13)	—

Net asset value - End of period	$11.34	$10.59

Net assets - End of period	$49,978 [3]	$106 [3]

Total return[4]	8.37%	5.90%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.55%[5,6]	0.55%[5,6]
Net investment loss	(0.53%)[5]	(0.55%)[5]
Series portfolio turnover[7]	3%	— [8]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	49.31%[5,9]	10,644%[5,6,9]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000s.

4Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

7Reflects activity of the Series and does not include the activity of the underlying series.

8Less than 1%.

9The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

21

Financial Highlights

TARGET 2015 SERIES CLASS C	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE PERIOD 6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.57	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.06	(0.04)
Net realized and unrealized gain (loss) on underlying series	0.79	0.61

Total from investment operations	0.85	0.57

Less distributions to shareholders:
From net investment income	(0.10)	—

Total distributions to shareholders	(0.10)	—

Net asset value - End of period	$11.32	$10.57

Net assets - End of period	$114 [3]	$106 [3]

Total return[4]	8.11%	5.70%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%[5,6]	1.05%[5,6]
Net investment Income (loss)	1.08%[5]	(1.05%)[5]
Series portfolio turnover[7]	3%	— [8]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	1,547.33%[5,9]	10,645%[5,6,9]
TARGET 2015 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE PERIOD 6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.61	$10.00

Income (loss) from investment operations:
Net investment loss[2]	— [10]	— [10]
Net realized and unrealized gain (loss) on underlying series	0.88	0.61

Total from investment operations	0.88	0.61

Less distributions to shareholders:
From net investment income	(0.16)	—

Total distributions to shareholders	(0.16)	—

Net asset value - End of period	$11.33	$10.61

Net assets - End of period	$2,893,860 [3]	$209 [3]

Total return[4]	8.37%	6.10%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[5,6]	0.05%[5,6]
Net investment loss	(0.05%)[5]	(0.05%)[5]
Series portfolio turnover[7]	3%	— [8]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	14.07%[5,9]	9,682%[5,6,9]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000s.

4Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

7Reflects activity of the Series and does not include the activity of the underlying series.

8Less than 1%.

9The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

10Less than $0.01.

The accompanying notes are an integral part of the financial statements.

22

Financial Highlights

TARGET 2020 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED				FOR THE PERIOD 3/28/08[1] TO 10/31/08
		10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.89	$10.12	$10.33	$9.16	$8.14	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.07	0.17	0.20	0.13	0.02	0.04
Net realized and unrealized gain (loss) on underlying series	0.82	0.54	0.12	1.23	1.21	(1.90)

Total from investment operations	0.89	0.71	0.32	1.36	1.23	(1.86)

Less distributions to shareholders:
From net investment income	(0.17)	(0.21)	(0.19)	(0.17)	(0.21)	—
From net realized gain on investments	(0.35)	(0.73)	(0.34)	(0.02)	—	—

Total distributions to shareholders	(0.52)	(0.94)	(0.53)	(0.19)	(0.21)	—

Net asset value - End of period	$10.26	$9.89	$10.12	$10.33	$9.16	$8.14

Net assets - End of period (000’s omitted)	$76,332	$67,039	$56,290	$64,613	$30,089	$157 [3]

Total return[4]	9.38%	8.08%	3.14%	14.89%	15.72%	(18.60%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[5,6]	0.30%[6]	0.30%[7]	0.29%[8,9]	0.30%[10]	0.30%[5,10]
Net investment income	1.46%[5]	1.72%	1.97%	1.38%	0.28%	0.74%[5]
Series portfolio turnover[11]	16%	24%	49%	20%	9%	31%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.06%[5]	0.08%[6]	0.10%[7]	0.17%[8]	0.72%[10]	34,421%[5,10,12]
TARGET 2020 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED				FOR THE PERIOD 3/28/08[1] TO 10/31/08
		10/31/12	10/31/11	10/31/10	10/31/09

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.78	$10.02	$10.24	$9.10	$8.13	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.06	0.14	0.15	0.12	(0.05)	0.04
Net realized and unrealized gain (loss) on underlying series	0.80	0.54	0.14	1.21	1.23	(1.91)

Total from investment operations	0.86	0.68	0.29	1.33	1.18	(1.87)

Less distributions to shareholders:
From net investment income	(0.15)	(0.19)	(0.17)	(0.17)	(0.21)	—
From net realized gain on investments	(0.35)	(0.73)	(0.34)	(0.02)	—	—

Total distributions to shareholders	(0.50)	(0.92)	(0.51)	(0.19)	(0.21)	—

Net asset value - End of period	$10.14	$9.78	$10.02	$10.24	$9.10	$8.13

Net assets - End of period (000’s omitted)	$21,574	$19,150	$16,105	$12,229	$562	$81 [3]

Total return[4]	9.19%	7.82%	2.85%	14.72%	15.13%	(18.70%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.55%[5,6]	0.55%[6]	0.55%[7]	0.52%[8,9]	0.55%[10]	0.55%[5,10]
Net investment income (loss)	1.19%[5]	1.47%	1.48%	1.25%	(0.54%)	0.62%[5]
Series portfolio turnover[11]	16%	24%	49%	20%	9%	31%
net assets) would have been increased by the following amounts: net assets) would have been increased by the following amounts:

	0.06%[5]	0.08%[6]	0.10%[7]	0.18%[8]	14.54%[10]	38,136%[5,10,12]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

8Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.84% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

10Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

11Reflects activity of the Series and does not include the activity of the underlying series.

12The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

23

Financial Highlights

TARGET 2020 SERIES CLASS C	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED				FOR THE PERIOD 3/28/08[1] TO 10/31/08
		10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.75	$9.99	$10.21	$9.06	$8.10	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.03	0.11	0.11	0.10	0.02	(0.05)
Net realized and unrealized gain (loss) on underlying series	0.81	0.52	0.14	1.18	1.13	(1.85)

Total from investment operations	0.84	0.63	0.25	1.28	1.15	(1.90)

Less distributions to shareholders:
From net investment income	(0.12)	(0.14)	(0.13)	(0.11)	(0.19)	—
From net realized gain on investments	(0.35)	(0.73)	(0.34)	(0.02)	—	—

Total distributions to shareholders	(0.47)	(0.87)	(0.47)	(0.13)	(0.19)	—

Net asset value - End of period	$10.12	$9.75	$9.99	$10.21	$9.06	$8.10

Net assets - End of period (000’s omitted)	$4,400	$3,999	$4,155	$3,803	$2,123	$228,171 [3]

Total return[4]	9.03%	7.24%	2.42%	14.24%	14.74%	(19.00%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.05%[5,6]	1.05%[6]	1.05%[7]	0.98%[8,9]	1.05%[10]	1.05%[5,10]
Net investment income (loss)	0.72%[5]	1.20%	1.08%	1.03%	0.25%	(1.05%)[5]
Series portfolio turnover[11]	16%	24%	49%	20%	9%	31%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.06%[5]	0.08%[6]	0.10%[7]	0.18%[8]	3.08%[10]	158%[5,10,12]

TARGET 2020 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED				FOR THE PERIOD 3/28/08[1] TO 10/31/08
		10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.93	$10.16	$10.37	$9.19	$8.15	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.08	0.20	0.09	0.18	0.10	— [13]
Net realized and unrealized gain (loss) on underlying series	0.82	0.54	0.25	1.21	1.15	(1.85)

Total from investment operations	0.90	0.74	0.34	1.39	1.25	(1.85)

Less distributions to shareholders:
From net investment income	(0.18)	(0.24)	(0.21)	(0.19)	(0.21)	—
From net realized gain on investments	(0.35)	(0.73)	(0.34)	(0.02)	—	—

Total distributions to shareholders	(0.53)	(0.97)	(0.55)	(0.21)	(0.21)	—

Net asset value - End of period	$10.30	$9.93	$10.16	$10.37	$9.19	$8.15

Net assets - End of period (000’s omitted)	$61,977	$39,523	$25,262	$3,474	$1,927	$51,467 [3]

Total return[4]	9.49%	8.36%	3.37%	15.24%	15.98%	(18.50%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.05%[5,6]	0.05%[6]	0.05%[7]	0.05%[8]	0.05%[10]	0.05%[5,10]
Net investment income (loss)	1.52%[5]	2.10%	0.85%	1.89%	1.22%	(0.02%)[5]
Series portfolio turnover[11]	16%	24%	49%	20%	9%	31%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.06%[5]	0.08%[6]	0.11%[7]	0.19%[8]	2.90%[10]	871%[5,10,12]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

8Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.84% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

10Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

11Reflects activity of the Series and does not include the activity of the underlying series.

12The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

13Less than $0.01.

The accompanying notes are an integral part of the financial statements.

24

Financial Highlights

TARGET 2025 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE PERIOD 6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.77	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	(0.01)
Net realized and unrealized gain (loss) on underlying series	1.15	0.78

Total from investment operations	1.16	0.77

Less distributions to shareholders:
From net investment income	(0.16)	—

Total distributions to shareholders	(0.16)	—

Net asset value - End of period	$11.77	$10.77

Net assets - End of period (000’s omitted)	$148	$47,648 [3]

Total return[4]	10.92%	7.70%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.30%[5,6]	0.30%[5,7]
Net investment Income (loss)	0.16%[5]	(0.30%)[5]
Series portfolio turnover[8]	39%	— [9]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	37.76%[5,10]	259%[5,7,10]
TARGET 2025 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE PERIOD 6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.75	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.03)	(0.02)
Net realized and unrealized gain (loss) on underlying series	1.23	0.77

Total from investment operations	1.20	0.75

Less distributions to shareholders:
From net investment income	(0.15)	—

Total distributions to shareholders	(0.15)	—

Net asset value - End of period	$11.80	$10.75

Net assets - End of period (000’s omitted)	$157	$108 [3]

Total return[4]	11.24%	7.50%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.55%[5,6]	0.55%[5,7]
Net investment loss	(0.55%)[5]	(0.55%)[5]
Series portfolio turnover[8]	39%	— [9]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	11.93%[5,10]	3,129%[5,7,10]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000s.

4Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Reflects activity of the Series and does not include the activity of the underlying series.

9Less than 1%.

10The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

25

Financial Highlights

TARGET 2025 SERIES CLASS C	FOR THE SIX MONTHS ENDED 4/30/13	FOR THE PERIOD 6/25/12[1] TO 10/31/12
	(UNAUDITED)
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.73	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.06)	(0.04)
Net realized and unrealized gain (loss) on underlying series	1.22	0.77

Total from investment operations	1.16	0.73

Less distributions to shareholders:
From net investment income	(0.12)	—

Total distributions to shareholders	(0.12)	—

Net asset value - End of period	$11.77	$10.73

Net assets - End of period (000’s omitted)	$381	$107 [3]

Total return[4]	10.89%	7.30%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.05%[5,6]	1.05%[5,7]
Net investment loss	(1.05%)[5]	(1.05%)[5]
Series portfolio turnover[8]	39%	— [9]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	6.61%[5,10]	3,130%[5,7,10]

TARGET 2025 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/13	FOR THE PERIOD 6/25/12[1] TO 10/31/12
	(UNAUDITED)
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.77	$10.00

Income (loss) from investment operations:
Net investment loss[2]	— [11]	— [11]
Net realized and unrealized gain (loss) on underlying series	1.14	0.77

Total from investment operations	1.14	0.77

Less distributions to shareholders:
From net investment income	(0.18)	—

Total distributions to shareholders	(0.18)	—

Net asset value - End of period	$11.73	$10.77

Net assets - End of period (000’s omitted)	$6,677	$211 [3]

Total return[4]	10.69%	7.70%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.05%[5,6]	0.05%[5,7]
Net investment loss	(0.05%)[5]	(0.05%)[5]
Series portfolio turnover[8]	39%	— [9]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	2.86%[5,10]	1,967%[5,7,10]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000s.

4Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Reflects activity of the Series and does not include the activity of the underlying series.

9Less than 1%.

10The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

11Less than $0.01.

The accompanying notes are an integral part of the financial statements.

26

Financial Highlights

TARGET 2030 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/13	FOR THE YEARS ENDED				FOR THE PERIOD 3/28/08[1] TO 10/31/08
	(UNAUDITED)	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.94	$10.02	$10.15	$8.85	$7.81	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.05	0.14	0.16	0.08	0.01	0.03
Net realized and unrealized gain (loss) on underlying series.	1.09	0.66	0.16	1.36	1.20	(2.22)

Total from investment operations	1.14	0.80	0.32	1.44	1.21	(2.19)

Less distributions to shareholders:
From net investment income	(0.12)	(0.17)	(0.15)	(0.11)	(0.17)	—
From net realized gain on investments	(0.35)	(0.71)	(0.30)	(0.03)	—	—

Total distributions to shareholders	(0.47)	(0.88)	(0.45)	(0.14)	(0.17)	—

Net asset value - End of period	$10.61	$9.94	$10.02	$10.15	$8.85	$7.81

Net assets - End of period (000’s omitted)	$79,942	$67,510	$63,436	$66,235	$23,597	$118 [3]

Total return[4]	11.90%	9.12%	3.15%	16.34%	16.05%	(21.90%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.30%[5,6]	0.30%[7]	0.30%[8]	0.29%[9,10]	0.30%[11]	0.30%[5,11]
Net investment income	1.03%[5]	1.50%	1.58%	0.87%	0.14%	0.54%[5]
Series portfolio turnover[12]	7%	62%	40%	15%	9%	—%[13]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.06%[5]	0.09%[7]	0.11%[8]	0.20%[9]	0.97%[11]	37,175%[5,11,14]

TARGET 2030 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/13	FOR THE YEARS ENDED				FOR THE PERIOD 3/28/08[1] TO 10/31/08
	(UNAUDITED)	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.87	$9.96	$10.09	$8.83	$7.79	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.04	0.09	0.11	0.06	(0.05)	0.02
Net realized and unrealized gain (loss) on underlying series.	1.08	0.68	0.19	1.35	1.26	(2.23)

Total from investment operations	1.12	0.77	0.30	1.41	1.21	(2.21)

Less distributions to shareholders:
From net investment income	(0.11)	(0.15)	(0.13)	(0.12)	(0.17)	—
From net realized gain on investments	(0.35)	(0.71)	(0.30)	(0.03)	—	—

Total distributions to shareholders	(0.46)	(0.86)	(0.43)	(0.15)	(0.17)	—

Net asset value - End of period	$10.53	$9.87	$9.96	$10.09	$8.83	$7.79

Net assets - End of period (000’s omitted)	$21,374	$18,759	$9,243	$7,162	$328	$78 [3]

Total return[4]	11.72%	8.84%	2.94%	16.01%	16.09%	(22.10%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.55%[5,6]	0.55%[7]	0.55%[8]	0.54%[9,10]	0.55%[11]	0.55%[5,11]
Net investment income (loss)	0.85%[5]	0.94%	1.11%	0.68%	(0.53%)	0.31%[5]
Series portfolio turnover[12]	7%	62%	40%	15%	9%	—%[13]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.06%[5]	0.09%[7]	0.11%[8]	0.18%[9]	28.67%[11]	38,768%[5,11,14]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

11Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

12Reflects activity of the Series and does not include the activity of the underlying series.

13Less than 1%.

14The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

27

Financial Highlights

TARGET 2030 SERIES CLASS C	FOR THE SIX MONTHS ENDED 4/30/13	FOR THE YEARS ENDED				FOR THE PERIOD 3/28/08[1] TO 10/31/08
	(UNAUDITED)	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.82	$9.90	$10.05	$8.78	$7.77	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	0.08	0.07	0.03	(0.02)	(0.01)
Net realized and unrealized gain (loss) on underlying series	1.07	0.64	0.17	1.33	1.19	(2.22)

Total from investment operations	1.09	0.72	0.24	1.36	1.17	(2.23)

Less distributions to shareholders:
From net investment income	(0.08)	(0.09)	(0.09)	(0.06)	(0.16)	—
From net realized gain on investments	(0.35)	(0.71)	(0.30)	(0.03)	—	—

Total distributions to shareholders	(0.43)	(0.80)	(0.39)	(0.09)	(0.16)	—

Net asset value - End of period	$10.48	$9.82	$9.90	$10.05	$8.78	$7.77

Net assets - End of period (000’s omitted)	$2,926	$2,662	$2,516	$2,231	$1,034	$78 [3]

Total return[4]	11.47%	8.36%	2.35%	15.50%	15.57%	(22.30%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.05%[5,6]	1.05%[7]	1.05%[8]	1.00%[9,10]	1.05%[11]	1.05%[5,11]
Net investment income (loss)	0.38%[5]	0.84%	0.72%	0.31%	(0.22%)	(0.17%)[5]
Series portfolio turnover[12]	7%	62%	40%	15%	9%	—%[13]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.06%[5]	0.09%[7]	0.11%[8]	0.22%[9]	5.84%[11]	38,789%[5,11,14]

TARGET 2030 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/13	FOR THE YEARS ENDED				FOR THE PERIOD 3/28/08[1] TO 10/31/08
	(UNAUDITED)	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.01	$10.09	$10.21	$8.90	$7.82	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.06	0.17	0.07	0.13	0.11	0.01
Net realized and unrealized gain (loss) on underlying series.	1.11	0.65	0.28	1.35	1.14	(2.19)

Total from investment operations	1.17	0.82	0.35	1.48	1.25	(2.18)

Less distributions to shareholders:
From net investment income	(0.14)	(0.19)	(0.17)	(0.14)	(0.17)	—
From net realized gain on investments	(0.35)	(0.71)	(0.30)	(0.03)	—	—

Total distributions to shareholders	(0.49)	(0.90)	(0.47)	(0.17)	(0.17)	—

Net asset value - End of period	$10.69	$10.01	$10.09	$10.21	$8.90	$7.82

Net assets - End of period (000’s omitted)	$54,189	$37,832	$20,249	$2,932	$1,316	$12,591 [3]

Total return[4]	12.06%	9.36%	3.47%	16.76%	16.56%	(21.80%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.05%[5,6]	0.05%[7]	0.05%[8]	0.05%[9]	0.05%[11]	0.05%[5,11]
Net investment income	1.26%[5]	1.78%	0.74%	1.34%	1.37%	0.16%[5]
Series portfolio turnover[12]	7%	62%	40%	15%	9%	—%[13]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.06%[5]	0.09%[7]	0.12%[8]	0.22%[9]	6.18%[11]	14,979%[5,11,14]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

11Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

12Reflects activity of the Series and does not include the activity of the underlying series.

13Less than 1%.

14The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

28

Financial Highlights

TARGET 2035 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/13	FOR THE PERIOD 6/25/12[11] TO 10/31/12
	(UNAUDITED)
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.92	$10.00

Income (loss) from investment operations:
Net investment loss[2]	— [3]	(0.01)
Net realized and unrealized gain (loss) on underlying series[4]	1.38	0.93

Total from investment operations	1.38	0.92

Less distributions to shareholders:
From net investment income	(0.09)	—

Total distributions to shareholders	(0.09)	—

Net asset value - End of period	$12.21	$10.92

Net assets - End of period (000’s omitted)	$202	$15,034 [5]

Total return[6]	12.71%	9.20%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.30%[7,8]	0.30%[7,9]
Net investment income (loss)	0.06%[7]	(0.30%)[7]
Series portfolio turnover[10]	1%	— [11]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	41.42%[7,12]	4,581%[7,9,12]
TARGET 2035 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/13	FOR THE PERIOD 6/25/12[11] TO 10/31/12
	(UNAUDITED)
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.91	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.03)	(0.02)
Net realized and unrealized gain (loss) on underlying series[4]	1.42	0.93

Total from investment operations	1.39	0.91

Less distributions to shareholders:
From net investment income	(0.06)	—

Total distributions to shareholders	(0.06)	—

Net asset value - End of period	$12.24	$10.91

Net assets - End of period (000’s omitted)	$178	$109 [5]

Total return[6]	12.83%	9.10%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.55%[7,8]	0.55%[7,9]
Net investment loss	(0.55%)[7]	(0.55%)[7]
Series portfolio turnover[10]	1%	— [11]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	11.72%[7,12]	9,077%[7,9,12]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Less than $0.01.

4Amount does not coincide with the amount shown on the Statements of Operations due to the timing of capital stock transactions and when the Series experienced unrealized gains and losses during the period.

5Represents the whole number without rounding to the 000s.

6Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

7Annualized.

8Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10Reflects activity of the Series and does not include the activity of the underlying series.

11Less than 1%.

12The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

29

Financial Highlights

TARGET 2035 SERIES CLASS C	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE PERIOD 6/25/12[11] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.93	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.04)	(0.04)
Net realized and unrealized gain (loss) on underlying series[3]	1.38	0.97

Total from investment operations	1.34	0.93

Less distributions to shareholders:
From net investment income	(0.07)	—

Total distributions to shareholders	(0.07)	—

Net asset value - End of period	$12.20	$10.93

Net assets - End of period (000’s omitted)	$35	$2,710 [4]

Total return[5]	12.33%	9.30%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.05%[6,7]	1.05%[6,8]
Net investment loss	(0.65%)[6]	(1.05%)[6]
Series portfolio turnover[9]	1%	— [10]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	42.95%[6,11]	5,503%[6,8,11]

TARGET 2035 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE PERIOD 6/25/12[11] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.92	$10.00

Income (loss) from investment operations:
Net investment loss[2]	— [12]	— [12]
Net realized and unrealized gain (loss) on underlying series[3]	1.41	0.92

Total from investment operations	1.41	0.92

Less distributions to shareholders:
From net investment income	(0.10)	—

Total distributions to shareholders	(0.10)	—

Net asset value - End of period	$12.23	$10.92

Net assets - End of period (000’s omitted)	$4,970	$213 [4]

Total return[5]	12.95%	9.20%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.05%[6,7]	0.05%[6,8]
Net investment loss	(0.01%)[6]	(0.05%)[6]
Series portfolio turnover[9]	1%	— [10]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	6.90%[6,11]	7,930%[6,8,11]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Amount does not coincide with the amount shown on the Statements of Operations due to the timing of capital stock transactions and when the Series experienced unrealized gains and losses during the period.

4Represents the whole number without rounding to the 000s.

5Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Reflects activity of the Series and does not include the activity of the underlying series.

10Less than 1%.

11The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

12Less than $0.01.

The accompanying notes are an integral part of the financial statements.

30

Financial Highlights

TARGET 2040 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED				FOR THE PERIOD 3/28/08[1] TO 10/31/08
		10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.29	$10.10	$10.20	$8.79	$7.58	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.03	0.07	0.09	0.04	— [3]	0.02
Net realized and unrealized gain (loss) on underlying series	1.36	0.74	(0.02)	1.46	1.36	(2.44)

Total from investment operations	1.39	0.81	0.07	1.50	1.36	(2.42)

Less distributions to shareholders:
From net investment income	(0.05)	(0.08)	(0.08)	(0.06)	(0.15)	—
From net realized gain on investments	(0.24)	(0.54)	(0.09)	(0.03)	—	—

Total distributions to shareholders	(0.29)	(0.62)	(0.17)	(0.09)	(0.15)	—

Net asset value - End of period	$11.39	$10.29	$10.10	$10.20	$8.79	$7.58

Net assets - End of period (000’s omitted)	$59,902	$51,273	$39,853	$42,417	$12,880	$76 [4]

Total return[5]	13.85%	8.97%	0.70%	17.10%	18.60%	(24.20%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.30%[6,7]	0.30%[8]	0.30%[9]	0.29%[10,11]	0.30%[10]	0.30%[6,10]
Net investment income	0.51%[6]	0.70%	0.88%	0.43%	0.05%	0.40%[6]
Series portfolio turnover[12]	11%	24%	19%	4%	7%	—%[13]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.10%[6]	0.14%[8]	0.17%[9]	0.32%[10]	2.10%[10]	28,865%[6,10,14]
TARGET 2040 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED				FOR THE PERIOD 3/28/08[1] TO 10/31/08
		10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.22	$10.04	$10.14	$8.76	$7.58	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.05	0.05	0.04	(0.02)	0.01
Net realized and unrealized gain (loss) on underlying series	1.36	0.73	— [3]	1.43	1.35	(2.43)

Total from investment operations	1.37	0.78	0.05	1.47	1.33	(2.42)

Less distributions to shareholders:
From net investment income	(0.03)	(0.06)	(0.06)	(0.06)	(0.15)	—
From net realized gain on investments	(0.24)	(0.54)	(0.09)	(0.03)	—	—

Total distributions to shareholders	(0.27)	(0.60)	(0.15)	(0.09)	(0.15)	—

Net asset value - End of period	$11.32	$10.22	$10.04	$10.14	$8.76	$7.58

Net assets - End of period (000’s omitted)	$12,899	$11,827	$11,475	$8,168	$504	$76 [4]

Total return[5]	13.73%	8.67%	0.50%	16.85%	18.21%	(24.20%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.55%[6,7]	0.55%[8]	0.55%[9]	0.52%[10,11]	0.55%[10]	0.55%[6,10]
Net investment income (loss)	0.23%[6]	0.54%	0.52%	0.40%	(0.21%)	0.14%[6]
Series portfolio turnover[12]	11%	24%	19%	4%	7%	—%[13]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.10%[6]	0.14%[8]	0.17%[9]	0.31%[10]	16.27%[10]	28,865%[6,10,14]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.
3Less than $0.01.

4Represents the whole number without rounding to the 000s.

5Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.84%.

10Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

11During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

12Reflects activity of the Series and does not include the activity of the underlying series.

13Less than 1%.

14The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

31

Financial Highlights

TARGET 2040 SERIES CLASS C	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED				FOR THE PERIOD 3/28/08[1] TO 10/31/08
		10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.10	$9.94	$10.06	$8.70	$7.55	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.01)	— [3]	0.01	(0.01)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on underlying series	1.34	0.72	(0.01)	1.43	1.36	(2.43)

Total from investment operations	1.33	0.72	—	1.42	1.30	(2.45)

Less distributions to shareholders:
From net investment income	(0.01)	(0.02)	(0.03)	(0.03)	(0.15)	—
From net realized gain on investments	(0.24)	(0.54)	(0.09)	(0.03)	—	—

Total distributions to shareholders	(0.25)	(0.56)	(0.12)	(0.06)	(0.15)	—

Net asset value - End of period	$11.18	$10.10	$9.94	$10.06	$8.70	$7.55

Net assets - End of period (000’s omitted)	$1,207	$1,034	$913	$875	$440	$75 [4]

Total return[5]	13.46%	8.08%	(0.01%)	16.32%	17.88%	(24.50%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.05%[6,7]	1.05%[8]	1.05%[9]	0.99%[10,11]	1.05%[10]	1.05%[6,10]
Net investment income (loss)	(0.24%)[6]	0.03%	0.09%	(0.12%)	(0.65%)	(0.36%)[6]
Series portfolio turnover[12]	11%	24%	19%	4%	7%	—%[13]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.10%[6]	0.14%[8]	0.17%[9]	0.37%[10]	15.19%[10]	28,898%[6,10,14]

TARGET 2040 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED				FOR THE PERIOD 3/28/08[1] TO 10/31/08
		10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.35	$10.16	$10.26	$8.83	$7.60	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.04	0.10	0.04	0.08	0.07	— [3]
Net realized and unrealized gain (loss) on underlying series	1.38	0.74	0.06	1.46	1.32	(2.40)

Total from investment operations	1.42	0.84	0.10	1.54	1.39	(2.40)

Less distributions to shareholders:
From net investment income	(0.07)	(0.11)	(0.11)	(0.08)	(0.16)	—
From net realized gain on investments	(0.24)	(0.54)	(0.09)	(0.03)	—	—

Total distributions to shareholders	(0.31)	(0.65)	(0.20)	(0.11)	(0.16)	—

Net asset value - End of period	$11.46	$10.35	$10.16	$10.26	$8.83	$7.60

Net assets - End of period (000’s omitted)	$26,923	$20,194	$11,298	$1,066	$428	$28,539 [4]

Total return[5]	14.01%	9.23%	0.93%	17.52%	18.86%	(24.00%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.05%[6,7]	0.05%[8]	0.05%[9]	0.05%[10]	0.05%[10]	0.05%[6,10]
Net investment income (loss)	0.73%[6]	0.99%	0.35%	0.84%	0.93%	(0.04%)[6]
Series portfolio turnover[12]	11%	24%	19%	4%	7%	—%[13]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.10%[6]	0.14%[8]	0.18%[9]	0.36%[10]	18.65%[10]	767%[6,10,14]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Less than $0.01.

4Represents the whole number without rounding to the 000s.

5Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.84%.

10Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

11During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

12Reflects activity of the Series and does not include the activity of the underlying series.

13Less than 1%.

14The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

32

Financial Highlights

TARGET 2045 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE PERIOD 6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.01	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.01)	(0.01)
Net realized and unrealized gain (loss) on underlying series	1.51	1.02 [3]

Total from investment operations	1.50	1.01

Less distributions to shareholders:
From net investment income	(0.03)	—

Total distributions to shareholders	(0.03)	—

Net asset value - End of period	$12.48	$11.01

Net assets - End of period (000’s omitted)	$109	$3,320 [4]

Total return[5]	13.67%	10.10%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.30%[6,7]	0.30%[6,8]
Net investment loss	(0.21%)[6]	(0.30%)[6]
Series portfolio turnover[9]	37%	— [10]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	84.00%[6,11]	3,204%[6,8,11]

TARGET 2045 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE PERIOD 6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.99	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.03)	(0.02)
Net realized and unrealized gain (loss) on underlying series	1.52	1.01 [3]

Total from investment operations	1.49	0.99

Less distributions to shareholders:
From net investment income	(0.04)	—

Total distributions to shareholders	(0.04)	—

Net asset value - End of period	$12.44	$10.99

Net assets - End of period (000’s omitted)	$87	$110 [4]

Total return[5]	13.56%	9.90%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.55%[6,7]	0.55%[6,8]
Net investment loss	(0.53%)[6]	(0.55%)[6]
Series portfolio turnover[9]	37%	— [10]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	65.00%[6,11]	8,326%[6,8,11]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Amount does not coincide with the amount shown on the Statements of Operations due to the timing of capital stock transactions and when the Series experienced unrealized gains and losses during the period.

4Represents the whole number without rounding to the 000s.

5Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.83%.

8Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.84%.

9Reflects activity of the Series and does not include the activity of the underlying series.

10Less than 1%.

11The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

33

Financial Highlights

TARGET 2045 SERIES CLASS C	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE PERIOD 6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.01	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.03)	(0.04)
Net realized and unrealized gain (loss) on underlying series	1.50	1.05 [3]

Total from investment operations	1.47	1.01

Less distributions to shareholders:
From net investment income	(0.02)	—

Total distributions to shareholders	(0.02)	—

Net asset value - End of period	$12.46	$11.01

Net assets - End of period (000’s omitted)	$33	$11,388 [4]

Total return[5]	13.35%	10.10%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.05%[6,7]	1.05%[6,8]
Net investment loss	(0.44%)[6,9]	(1.05%)[6]
Series portfolio turnover[10]	37%	— [11]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	310.00%[6,12]	2,985%[6,8,12]

TARGET 2045 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE PERIOD 6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.01	$10.00

Income (loss) from investment operations:
Net investment loss[2]	— [9]	— [9]
Net realized and unrealized gain (loss) on underlying series	1.52	1.01 [3]

Total from investment operations	1.52	1.01

Less distributions to shareholders:
From net investment income	(0.04)	—

Total distributions to shareholders	(0.04)	—

Net asset value - End of period	$12.49	$11.01

Net assets - End of period (000’s omitted)	$774	$214 [4]

Total return[5]	13.86%	10.10%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.05%[6,7]	0.05%[6,8]
Net investment loss	(0.05%)[6]	(0.05%)[6]
Series portfolio turnover[10]	37%	— [11]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	13.90%[6,12]	7,036%[6,8,12]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Amount does not coincide with the amount shown on the Statements of Operations due to the timing of capital stock transactions and when the Series experienced unrealized gains and losses during the period.

4Represents the whole number without rounding to the 000s.

5Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.83%.

8Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.84%.

9Less than $0.01.

10Reflects activity of the Series and does not include the activity of the underlying series.

11Less than 1%.

12The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

34

Financial Highlights

TARGET 2050 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED				FOR THE PERIOD 3/28/08[1] TO 10/31/08
		10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.81	$10.20	$10.22	$8.85	$7.58	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	0.07	0.09	0.03	(0.02)	0.02
Net realized and unrealized gain (loss) on underlying series	1.52	0.81	(0.01)	1.48	1.52	(2.44)

Total from investment operations	1.54	0.88	0.08	1.51	1.50	(2.42)

Less distributions to shareholders:
From net investment income	(0.04)	(0.08)	(0.08)	(0.06)	(0.23)	—
From net realized gain on investments	(0.03)	(0.19)	(0.02)	(0.08)	—	—

Total distributions to shareholders	(0.07)	(0.27)	(0.10)	(0.14)	(0.23)	—

Net asset value - End of period	$12.28	$10.81	$10.20	$10.22	$8.85	$7.58

Net assets - End of period (000’s omitted)	$30,556	$24,759	$18,293	$15,242	$1,047	$76 [3]

Total return[4]	14.35%	9.07%	0.76%	17.16%	20.71%	(24.20%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.30%[5,6]	0.30%[7]	0.30%[7]	0.30%[8,9]	0.30%[8]	0.30%[5,8]
Net investment income (loss)	0.40%[5]	0.69%	0.82%	0.28%	(0.24%)	0.40%[5]
Series portfolio turnover[10]	3%	5%	10%	3%	46%	1%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.31%[5]	0.43%[7]	0.54%[7]	1.07%[8]	25.10%[8]	35,232%[5,8,11]

TARGET 2050 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED				FOR THE PERIOD 3/28/08[1] TO 10/31/08
		10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.74	$10.14	$10.16	$8.82	$7.58	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.05	0.06	0.03	(0.05)	0.01
Net realized and unrealized gain (loss) on underlying series	1.51	0.80	— [12]	1.44	1.52	(2.43)

Total from investment operations	1.52	0.85	0.06	1.47	1.47	(2.42)

Less distributions to shareholders:
From net investment income	(0.02)	(0.06)	(0.06)	(0.05)	(0.23)	—
From net realized gain on investments	(0.03)	(0.19)	(0.02)	(0.08)	—	—

Total distributions to shareholders	(0.05)	(0.25)	(0.08)	(0.13)	(0.23)	—

Net asset value - End of period	$12.21	$10.74	$10.14	$10.16	$8.82	$7.58

Net assets - End of period (000’s omitted)	$4,111	$3,448	$2,686	$2,154	$601	$76 [3]

Total return[4]	14.28%	8.75%	0.56%	16.85%	20.31%	(24.20%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.55%[5,6]	0.55%[7]	0.55%[7]	0.53%[8,9]	0.55%[8]	0.55%[5,8]
Net investment income (loss)	0.13%[5]	0.45%	0.55%	0.27%	(0.50%)	0.14%[5]
Series portfolio turnover[10]	3%	5%	10%	3%	46%	1%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.31%[5]	0.43%[7]	0.54%[7]	1.44%[8]	242.05%[8]	35,243%[5,8,11]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.83%.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.84%.

8Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

9During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

10Reflects activity of the Series and does not include the activity of the underlying series.

11The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

12Less than $0.01.

The accompanying notes are an integral part of the financial statements.

35

Financial Highlights

TARGET 2050 SERIES CLASS C	FOR THE SIX MONTHS ENDED 4/30/13	FOR THE YEARS ENDED				FOR THE PERIOD 3/28/08[1] TO 10/31/08
	(UNAUDITED)	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.60	$10.02	$10.08	$8.75	$7.55	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.02)	— [3]	0.01	(0.04)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on underlying series	1.48	0.80	(0.01)	1.46	1.49	(2.43)

Total from investment operations	1.46	0.80	—	1.42	1.43	(2.45)

Less distributions to shareholders:
From net investment income	—	(0.03)	(0.04)	(0.01)	(0.23)	—
From net realized gain on investments	(0.03)	(0.19)	(0.02)	(0.08)	—	—

Total distributions to shareholders	(0.03)	(0.22)	(0.06)	(0.09)	(0.23)	—

Net asset value - End of period	$12.03	$10.60	$10.02	$10.08	$8.75	$7.55

Net assets - End of period (000’s omitted)	$1,227	$1,074	$948	$843	$99	$75 [4]

Total return[5]	13.85%	8.29%	(0.06%)	16.34%	19.84%	(24.50%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.05%[6,7]	1.05%[8]	1.05%[8]	1.02%[9,10]	1.05%[9]	1.05%[6,9]
Net investment income (loss)	(0.34%)[6]	(0.01%)	0.09%	(0.44%)	(0.71%)	(0.36%)[6]
Series portfolio turnover[11]	3%	5%	10%	3%	46%	1%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.31%[6]	0.43%[8]	0.55%[8]	1.23%[9]	73.45%[9]	35,267%[6,9,12]

TARGET 2050 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/13	FOR THE YEARS ENDED				FOR THE PERIOD 3/28/08[1] TO 10/31/08
	(UNAUDITED)	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.88	$10.26	$10.28	$8.90	$7.60	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.03	0.09	0.03	0.07	0.16	— [3]
Net realized and unrealized gain (loss) on underlying series	1.52	0.83	0.08	1.47	1.37	(2.40)

Total from investment operations	1.55	0.92	0.11	1.54	1.53	(2.40)

Less distributions to shareholders:
From net investment income	(0.05)	(0.11)	(0.11)	(0.08)	(0.23)	—
From net realized gain on investments	(0.03)	(0.19)	(0.02)	(0.08)	—	—

Total distributions to shareholders	(0.08)	(0.30)	(0.13)	(0.16)	(0.23)	—

Net asset value - End of period	$12.35	$10.88	$10.26	$10.28	$8.90	$7.60

Net assets - End of period (000’s omitted)	$5,806	$4,016	$2,121	$129	$79	$17,863 [4]

Total return[5]	14.41%	9.39%	0.98%	17.40%	21.07%	(24.00%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.05%[6,7]	0.05%[8]	0.05%[8]	0.05%[9]	0.05%[9]	0.05%[6,9]
Net investment income (loss)	0.60%[6]	0.89%	0.25%	0.76%	2.07%	(0.03%)[6]
Series portfolio turnover[11]	3%	5%	10%	3%	46%	1%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.31%[6]	0.43%[8]	0.57%[8]	1.90%[9]	141.53%[9]	1,903%[6,9,12]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Less than $0.01.

4Represents the whole number without rounding to the 000s.

5Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.83%.

8Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.84%.

9Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

10During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

11Reflects activity of the Series and does not include the activity of the underlying series.

12The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

36

Financial Highlights

TARGET 2055 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE PERIOD 6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.04	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.01)	(0.01)
Net realized and unrealized gain (loss) on underlying series	1.59	1.05

Total from investment operations	1.58	1.04

Less distributions to shareholders:
From net investment income	(0.03)	—

Total distributions to shareholders	(0.03)	—

Net asset value - End of period	$12.59	$11.04

Net assets - End of period	$6,109 [3]	$214 [3]

Total return[4]	14.35%	10.40%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.30%[5,6]	0.30%[5,7]
Net investment loss	(0.12%)[5]	(0.30%)[5]
Series portfolio turnover[8]	399%	— [9]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	1,603.66%[5,10]	19,197%[5,7,10]

TARGET 2055 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE PERIOD 6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.03	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.04)	(0.02)
Net realized and unrealized gain (loss) on underlying series	1.56	1.05

Total from investment operations	1.52	1.03

Less distributions to shareholders:
From net investment income	(0.02)	—

Total distributions to shareholders	(0.02)	—

Net asset value - End of period	$12.53	$11.03

Net assets - End of period	$21,964 [3]	$110 [3]

Total return[4]	13.75%	10.30%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.55%[5,6]	0.55%[5,7]
Net investment loss	(0.59%)[5]	(0.55%)[5]
Series portfolio turnover[8]	399%	— [9]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	369.16%[5,10]	19,015%[5,7,10]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000s.

4Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.83%.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.84%.

8Reflects activity of the Series and does not include the activity of the underlying series.

9The Series had no portfolio turnover for the period.

10The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

37

Financial Highlights

TARGET 2055 SERIES CLASS C	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE PERIOD 6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.01	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.04)	(0.04)
Net realized and unrealized gain (loss) on underlying series	1.54	1.05

Total from investment operations	1.50	1.01

Less distributions to shareholders:

Net asset value - End of period	$12.51	$11.01

Net assets - End of period	$401 [3]	$110 [3]

Total return[4]	13.63%	10.10%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.05%[5,6]	1.05%[5,7]
Net investment loss	(0.66%)[5]	(1.05%)[5]
Series portfolio turnover[8]	399%	— [9]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	5,892.98%[5,10]	19,016%[5,7,10]

TARGET 2055 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE PERIOD 6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.05	$10.00

Income (loss) from investment operations:
Net investment loss[2]	— [11]	— [11]
Net realized and unrealized gain (loss) on underlying series	1.65	1.05

Total from investment operations	1.65	1.05

Less distributions to shareholders:
From net investment income	(0.05)	—

Total distributions to shareholders	(0.05)	—

Net asset value - End of period	$12.65	$11.05

Net assets - End of period	$21,964 [3]	$215 [3]

Total return[4]	14.95%	10.50%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.05%[5,6]	0.05%[5,7]
Net investment loss	(0.05%)[5]	(0.05%)[5]
Series portfolio turnover[8]	399%	— [9]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average the expense ratios (to average net assets) would have been increased by the following amount:

	5.23%[5,10]	19,201%[5,7,10]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000s.

4Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.83%.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.84%.

8Reflects activity of the Series and does not include the activity of the underlying series.

9The Series had no portfolio turnover for the period.

10The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

11Less than $0.01.

The accompanying notes are an integral part of the financial statements.

38

Notes to Financial Statements

(unaudited)

1.	Organization

Target Income Series, Target 2010 Series, Target 2015 Series, Target 2020 Series, Target 2025 Series, Target 2030 Series, Target 2035 Series, Target 2040 Series, Target 2045 Series, Target 2050 Series and Target 2055 Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

Each Series seeks to achieve its investment objectives by investing in a combination of other Manning & Napier mutual funds (the “Underlying Series”) in order to meet its target asset allocations and investment style. The Series are designed to provide single investment portfolios that adjust over time to meet the changing risk and return objectives of investors over their expected investment horizon. As the target retirement date approaches, the Series’ portfolios become more conservative with a larger fixed-income investment component. The financial statements of the underlying series should be read in conjunction with the Series’ financial statements.

Each Series is authorized to issue four classes of shares (Class K, R, C and I). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15.0 billion shares of common stock each having a par value of $0.01. As of April 30, 2013, 10.3 billion shares have been designated in total among 43 series, of which 10 million have been designated in each of the Series for Class C common stock, 40 million have been designated in each of the Series for Class K and R common stock and 100 million have been designated in each of the Series for Class I common stock.

2.	Significant Accounting Policies

Security Valuation

Investments in the Underlying Series are valued at their net asset value per share on valuation date. In the absence of the availability of a net asset value per share on the Underlying Series, security valuations may be determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level on any input both

39

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

	TARGET INCOME SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$61,001,434	$61,001,434	$—	$—

Total assets	$61,001,434	$61,001,434	$—	$—

	TARGET 2010 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$50,184,408	$50,184,408	$—	$—

Total assets	$50,184,408	$50,184,408	$—	$—

	TARGET 2015 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$2,951,149	$2,951,149	$—	$—

Total assets	$2,951,149	$2,951,149	$—	$—

	TARGET 2020 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$164,296,693	$164,296,693	$—	$—

Total assets	$164,296,693	$164,296,693	$—	$—

	TARGET 2025 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$7,363,792	$7,363,792	$—	$—

Total assets	$7,363,792	$7,363,792	$—	$—

	TARGET 2030 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$158,397,600	$158,397,600	$—	$—

Total assets	$158,397,600	$158,397,600	$—	$—

	TARGET 2035 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$5,384,300	$5,384,300	$—	$—

Total assets	$5,384,300	$5,384,300	$—	$—

40

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	TARGET 2040 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$100,929,839	$100,929,839	$—	$—

Total assets	$100,929,839	$100,929,839	$—	$—

	TARGET 2045 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$1,002,895	$1,002,895	$—	$—

Total assets	$1,002,895	$1,002,895	$—	$—

	TARGET 2050 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$41,688,389	$41,688,389	$—	$—

Total assets	$41,688,389	$41,688,389	$—	$—

	TARGET 2055 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$50,488	$50,488	$—	$—

Total assets	$50,488	$50,488	$—	$—

There were no Level 2 or Level 3 securities held by any of the Series as of October 31, 2012 or April 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2013.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Income and capital gains distributions from the Underlying Series, if any, are recorded on the ex-dividend date.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Expenses included in the accompanying statements of operations do not include any expense of the Underlying Series.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each

41

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2013, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on Target Income Series, Target 2010 Series, Target 2020 Series, Target 2030 Series, Target 2040 Series, and Target 2050 Series tax returns remains open for the years ended October 31, 2009 through October 31, 2012. As the commencement of operations of Target 2015 Series, Target 2025 Series, Target 2035 Series, Target 2045 Series, and Target 2055 Series was June 25, 2012, the statute of limitations remains open for the year ended October 31, 2012. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/ repatriation transactions for foreign jurisdictions in which they invest, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Advisor does not receive an advisory fee for the services it performs for the Series. However, the Advisor is entitled to receive an advisory fee from each of the Underlying Series in which the Series invest.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated

42

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2020 for Target Income Series, Target 2010 Series, Target 2020 Series, Target 2030 Series, Target 2040 Series, Target 2050 Series and until at least February 28, 2023 for Target 2015 Series, Target 2025 Series, Target 2035 Series, Target 2045 Series, and Target 2055 Series, to limit each class’ total direct annual fund operating expenses for the Series at no more than 0.05% for each class, exclusive of distribution and service fees, of average daily net assets each year. The Advisor’s agreement to limit each class’ operating expenses is limited to direct operating expenses and, therefore, does not apply to the indirect expenses incurred by the Series through their investments in the Underlying Series. For the six months ended April 30, 2013, the Advisor reimbursed expenses of $51,950 for Target Income Series, $55,270 for Target 2010 Series, $52,301 for Target 2015 Series, $40,380 for Target 2020 Series, $52,112 for Target 2025 Series, $39,159 for Target 2030 Series, $52,193 for Target 2035 Series, $47,421 for Target 2040 Series, $52,362 for Target 2045 Series, $57,009 for Target 2050 Series, and $52,142 for Target 2055 Series, which is included as a reduction of expenses on the Statements of Operations. The Advisor is not eligible to recoup any expenses that have been reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class K, Class R and Class C shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and services fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class K shares, 0.50% of average daily net assets attributable to Class R shares, and 1.00% of average daily net assets attributable to Class C shares. There are no distribution and services fees on the Class I shares of each Series. The fees are accrued daily and paid monthly.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The fee rates for these Series are as follows: An annual fee related to fund accounting and administration of 0.0025% of the average daily net assets with an annual base fee of $40,500 per Target Series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain cusip-based and out-of-pocket expenses are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2013, purchases and sales of underlying series were as follows:

SERIES	PURCHASES	SALES
Target Income Series	$5,999,765	$3,448,685
Target 2010 Series	$14,804,154	$11,636,190
Target 2015 Series	$2,922,493	$15,334
Target 2020 Series	$51,149,096	$23,107,682
Target 2025 Series	$7,709,683	$502,798
Target 2030 Series	$32,127,574	$10,322,089
Target 2035 Series	$5,277,404	$12,424
Target 2040 Series	$17,385,018	$9,810,144
Target 2045 Series	$1,038,462	$71,243
Target 2050 Series	$5,624,604	$1,156,409
Target 2055 Series	$4,048,490	$4,021,878

43

Notes to Financial Statements (continued)

(unaudited)

5.	Investments in Affiliated Issuers

A summary of the Series’ transactions in the shares of affiliated issuers during the six months ended April 30, 2013 is set forth below:

TARGET INCOME SERIES	VALUE AT 10/31/12	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/13	SHARES HELD AT 4/30/13	DIVIDEND INCOME 10/31/12 THROUGH 4/30/13	DISTRIBUTIONS AND NET REALIZED GAIN 10/31/12 THROUGH 4/30/13
Manning & Napier Pro-Blend® Conservative Term Series - Class I	$57,123,304	$5,999,765	$3,448,685	$61,001,434	5,412,727	$682,952	$2,089,499

	$57,123,304	$5,999,765	$3,448,685	$61,001,434		$682,952	$2,089,499

TARGET 2010 SERIES	VALUE AT 10/31/12	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/13	SHARES HELD AT 4/30/13	DIVIDEND INCOME 10/31/12 THROUGH 4/30/13	DISTRIBUTIONS AND NET REALIZED GAIN 10/31/12 THROUGH 4/30/13
Manning & Napier Pro-Blend® Moderate Term Series - Class I	$27,430,369	$2,558,383	$10,504,597	$20,260,939	1,823,667	$238,230	$1,391,819
Manning & Napier Pro-Blend® Conservative Term Series - Class I	17,955,841	12,245,771	1,131,593	29,923,469	2,655,144	216,910	529,776

	$45,386,210	$14,804,154	$11,636,190	$50,184,408		$455,140	$1,921,595

TARGET 2015 SERIES	VALUE AT 10/31/12	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/13	SHARES HELD AT 4/30/13	DIVIDEND INCOME 10/31/12 THROUGH 4/30/13	DISTRIBUTIONS AND NET REALIZED GAIN 10/31/12 THROUGH 4/30/13
Manning & Napier Pro-Blend® Extended Term Series - Class I	$289	$292,282	$1,656	$295,353	26,924	$3	$106
Manning & Napier Pro-Blend® Moderate Term Series - Class I	1,631	2,630,211	13,678	2,655,796	239,046	19	684

	$1,920	$2,922,493	$15,334	$2,951,149		$22	$790

44

Notes to Financial Statements (continued)

(unaudited)

5.	Investments in Affiliated Issuers (continued)

TARGET 2020 SERIES	VALUE AT 10/31/12	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/13	SHARES HELD AT 4/30/13	DIVIDEND INCOME 10/31/12 THROUGH 4/30/13	DISTRIBUTIONS AND NET REALIZED GAIN 10/31/12 THROUGH 4/30/13
Manning & Napier Pro-Blend® Extended Term Series - Class I	$78,122,208	$19,788,919	$18,317,217	$82,937,038	7,560,350	$756,542	$5,449,441
Manning & Napier Pro-Blend® Moderate Term Series - Class I	51,629,380	31,360,177	4,790,465	81,359,655	7,323,101	452,449	1,777,433

	$129,751,588	$51,149,096	$23,107,682	$164,296,693		$1,208,990	$7,226,874

TARGET 2025 SERIES	VALUE AT 10/31/12	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/13	SHARES HELD AT 4/30/13	DIVIDEND INCOME 10/31/12 THROUGH 4/30/13	DISTRIBUTIONS AND NET REALIZED GAIN 10/31/12 THROUGH 4/30/13
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$7,351	$771,031	$53,049	$740,158	60,969	$28	$2,655
Manning & Napier Pro-Blend® Extended Term Series - Class I	40,741	6,938,652	449,749	6,623,634	603,795	395	15,337

	$48,092	$7,709,683	$502,798	$7,363,792		$423	$17,992

TARGET 2030 SERIES	VALUE AT 10/31/12	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/13	SHARES HELD AT 4/30/13	DIVIDEND INCOME 10/31/12 THROUGH 4/30/13	DISTRIBUTIONS AND NET REALIZED GAIN 10/31/12 THROUGH 4/30/13
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$50,588,019	$9,021,545	$8,586,831	$56,401,588	4,645,930	$193,171	$2,410,205
Manning & Napier Pro-Blend® Extended Term Series - Class I	76,214,597	23,106,029	1,735,258	101,996,012	9,297,722	737,462	3,684,534

	$126,802,616	$32,127,574	$10,322,089	$158,397,600		$930,633	$6,094,739

45

Notes to Financial Statements (continued)

(unaudited)

5.	Investments in Affiliated Issuers (continued)

TARGET 2035 SERIES	VALUE AT 10/31/12	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/13	SHARES HELD AT 4/30/13	DIVIDEND INCOME 10/31/12 THROUGH 4/30/13	DISTRIBUTIONS AND NET REALIZED GAIN 10/31/12 THROUGH 4/30/13
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$11,724	$3,166,796	$9,237	$3,238,289	266,745	$152	$1,597
Manning & Napier Pro-Blend® Extended Term Series - Class I	6,345	2,110,608	3,187	2,146,011	195,625	207	1,119

	$18,069	$5,277,404	$12,424	$5,384,300		$359	$2,716

TARGET 2040 SERIES	VALUE AT 10/31/12	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/13	SHARES HELD AT 4/30/13	DIVIDEND INCOME 10/31/12 THROUGH 4/30/13	DISTRIBUTIONS AND NET REALIZED GAIN 10/31/12 THROUGH 4/30/13
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$76,326,078	$10,694,083	$9,155,488	$86,171,258	7,098,127	$288,029	$3,715,556
Manning & Napier Pro-Blend® Extended Term Series - Class I	8,025,142	6,690,935	654,656	14,758,581	1,345,358	76,736	430,055

	$84,351,220	$17,385,018	$9,810,144	$100,929,839		$364,765	$4,145,611

TARGET 2045 SERIES	VALUE AT 10/31/12	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/13	SHARES HELD AT 4/30/13	DIVIDEND INCOME 10/31/12 THROUGH 4/30/13	DISTRIBUTIONS AND NET REALIZED GAIN 10/31/12 THROUGH 4/30/13
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$15,039	$1,038,462	$71,243	$1,002,895	82,611	$63	$2,977

	$15,039	$1,038,462	$71,243	$1,002,895		$63	$2,977

46

Notes to Financial Statements (continued)

(unaudited)

5.	Investments in Affiliated Issuers (continued)

TARGET 2050 SERIES	VALUE AT 10/31/12	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/13	SHARES HELD AT 4/30/13	DIVIDEND INCOME 10/31/12 THROUGH 4/30/13	DISTRIBUTIONS AND NET REALIZED GAIN 10/31/12 THROUGH 4/30/13
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$33,317,109	$5,624,604	$1,156,409	$41,688,389	3,433,969	$128,045	$1,193,166

	$33,317,109	$5,624,604	$1,156,409	$41,688,389		$128,045	$1,193,166

TARGET 2055 SERIES	VALUE AT 10/31/12	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/13	SHARES HELD AT 4/30/13	DIVIDEND INCOME 10/31/12 THROUGH 4/30/13	DISTRIBUTIONS AND NET REALIZED GAIN 10/31/12 THROUGH 4/30/13
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$650	$4,048,490	$4,021,878	$50,488	4,159	$2	$22,198

	$650	$4,048,490	$4,021,878	$50,488		$2	$22,198

6.	Capital Stock Transactions

Transactions in Class K, Class R, Class C and Class I shares:

TARGET INCOME SERIES:	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12		FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	127,807	$1,362,289	523,906	$5,535,863	22,576	$237,241	366,391	$3,779,908
Reinvested	251,536	2,605,906	274,181	2,770,577	19,822	203,372	5,401	54,623
Repurchased	(218,773)	(2,326,760)	(685,141)	(7,289,463)	(128,674)	(1,342,597)	(64,907)	(689,833)

Total	160,570	$1,641,435	112,946	$1,016,977	(86,276)	$(901,984)	306,885	$3,144,698

TARGET INCOME SERIES:	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12		FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
	CLASS C		CLASS C		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	10,730	$111,588	15,255	$156,232	316,888	$3,400,004	352,531	$3,774,856
Reinvested	4,890	49,781	7,235	71,893	33,836	351,223	33,716	342,110
Repurchased	(6,510)	(68,072)	(60,384)	(624,396)	(81,440)	(876,051)	(181,620)	(1,946,091)

Total	9,110	$93,297	(37,894)	$(396,271)	269,284	$2,875,176	204,627	$2,170,875

47

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET 2010 SERIES:	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12		FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	178,128	$1,779,502	561,252	$5,508,851	46,096	$455,814	393,519	$3,795,603
Reinvested	137,391	1,328,572	282,819	2,590,645	23,010	220,890	63,456	576,739
Repurchased	(119,474)	(1,189,595)	(375,458)	(3,775,683)	(63,783)	(632,861)	(439,620)	(4,285,105)

Total	196,045	$1,918,479	468,613	$4,323,813	5,323	$43,843	17,355	$87,237

TARGET 2010 SERIES:	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12		FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
	CLASS C		CLASS C		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	—	$—	3,361	$32,141	246,617	$2,451,076	392,097	$3,936,730
Reinvested	5,710	54,763	20,597	186,726	61,701	599,119	143,295	1,317,570
Repurchased	(16,739)	(166,147)	(70,074)	(684,116)	(118,545)	(1,186,427)	(277,741)	(2,753,658)

Total	(11,029)	$(111,384)	(46,116)	$(465,249)	189,773	$1,863,768	257,651	$2,500,642

TARGET 2015 SERIES:	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE PERIOD 6/25/12 (COMMENCEMENT OF OPERATIONS) TO 10/31/12		FOR THE SIX MONTHS ENDED 4/30/13		FOR THE PERIOD 6/25/12 (COMMENCEMENT OF OPERATIONS) TO 10/31/12
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	558	$6,126	142	$1,486	4,542	$50,152	10	$100
Reinvested	3	31	—	—	— [1]	1	—	—
Repurchased	(77)	(875)	— [1]	(1)	(143)	(1,584)	—	—

Total	484	$5,282	142	$1,485	4,399	$48,569	10	$100

TARGET 2015 SERIES:	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE PERIOD 6/25/12 (COMMENCEMENT OF OPERATIONS) TO 10/31/12		FOR THE SIX MONTHS ENDED 4/30/13		FOR THE PERIOD 6/25/12 (COMMENCEMENT OF OPERATIONS) TO 10/31/12
	CLASS C		CLASS C		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	—	$—	10	$100	256,554	$2,866,998	20	$201
Reinvested	— [1]	1	—	—	— [1]	3	—	—
Repurchased	—	—	—	—	(1,219)	(13,718)	—	—

Total	—	$1	10	$100	255,335	$2,853,283	20	$201

TARGET 2020 SERIES:	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12		FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	597,823	$5,973,384	2,010,613	$19,380,782	237,114	$2,344,401	1,586,443	$14,918,784
Reinvested	372,053	3,571,703	513,902	4,592,996	104,049	988,466	174,604	1,544,787
Repurchased	(309,711)	(3,099,499)	(1,309,313)	(13,015,008)	(172,926)	(1,705,918)	(1,409,863)	(13,486,444)

Total	660,165	$6,445,588	1,215,202	$10,958,770	168,237	$1,626,949	351,184	$2,977,127

48

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET 2020 SERIES:	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12		FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
	CLASS C		CLASS C		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	18,840	$185,620	46,997	$447,342	2,135,144	$21,438,293	1,566,124	$15,470,859
Reinvested	20,476	194,315	41,112	362,644	221,207	2,130,225	356,691	3,197,362
Repurchased	(14,519)	(143,163)	(94,108)	(896,029)	(321,452)	(3,219,573)	(428,431)	(4,176,531)

Total	24,797	$236,772	(5,999)	$(86,043)	2,034,899	$20,348,945	1,494,384	$14,491,690

TARGET 2025 SERIES:	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE PERIOD 6/25/12 (COMMENCEMENT OF OPERATIONS) TO 10/31/12		FOR THE SIX MONTHS ENDED 4/30/13		FOR THE PERIOD 6/25/12 (COMMENCEMENT OF OPERATIONS) TO 10/31/12
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	38,911	$443,463	4,436	$45,393	13,377	$153,462	10	$100
Reinvested	66	719	—	—	— [1]	2	—	—
Repurchased	(30,850)	(358,482)	(12)	(126)	(59)	(698)	—	—

Total	8,127	$85,700	4,424	$45,267	13,318	$152,766	10	$100

TARGET 2025 SERIES:	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE PERIOD 6/25/12 (COMMENCEMENT OF OPERATIONS) TO 10/31/12		FOR THE SIX MONTHS ENDED 4/30/13		FOR THE PERIOD 6/25/12 (COMMENCEMENT OF OPERATIONS) TO 10/31/12
	CLASS C		CLASS C		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	32,342	$379,200	10	$100	586,297	$6,781,641	20	$201
Reinvested	— [1]	1	—	—	1	13	—	—
Repurchased	—	—	—	—	(16,850)	(193,955)	—	—

Total	32,342	$379,201	10	$100	569,448	$6,587,699	20	$201

TARGET 2030 SERIES:	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12		FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	834,201	$8,550,085	1,493,777	$14,289,691	194,373	$1,973,474	1,320,003	$12,422,140
Reinvested	331,143	3,231,955	539,635	4,767,830	89,743	869,610	95,760	840,383
Repurchased	(423,180)	(4,375,426)	(1,570,157)	(15,485,014)	(155,743)	(1,567,273)	(442,838)	(4,271,407)

Total	742,164	$7,406,614	463,255	$3,572,507	128,373	$1,275,811	972,925	$8,991,116

TARGET 2030 SERIES:	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12		FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
	CLASS C		CLASS C		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	13,162	$131,663	39,988	$378,005	1,300,143	$13,516,979	1,811,542	$17,853,946
Reinvested	12,077	116,661	23,588	205,832	188,672	1,852,761	307,186	2,731,694
Repurchased	(17,207)	(170,817)	(46,351)	(431,851)	(198,329)	(2,047,758)	(345,996)	(3,330,007)

Total	8,032	$77,507	17,225	$151,986	1,290,486	$13,321,982	1,772,732	$17,255,633

49

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET 2035 SERIES:	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE PERIOD 6/25/12 (COMMENCEMENT OF OPERATIONS) TO 10/31/12		FOR THE SIX MONTHS ENDED 4/30/13		FOR THE PERIOD 6/25/12 (COMMENCEMENT OF OPERATIONS) TO 10/31/12
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	15,405	$180,073	1,377	$15,234	14,594	$172,646	10	$100
Reinvested	22	247	—	—	— [1]	1	—	—
Repurchased	(289)	(3,520)	— [1]	(1)	(100)	(1,206)	—	—

Total	15,138	$176,801	1,377	$15,233	14,494	$171,440	10	$100

TARGET 2035 SERIES:	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE PERIOD 6/25/12 (COMMENCEMENT OF OPERATIONS) TO 10/31/12		FOR THE SIX MONTHS ENDED 4/30/13		FOR THE PERIOD 6/25/12 (COMMENCEMENT OF OPERATIONS) TO 10/31/12
	CLASS C SHARES	AMOUNTS	CLASS C SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS
Sold	2,601	$31,471	248	$2,743	407,696	$4,897,578	19	$201
Reinvested	2	18	—	—	23	252	—	—
Repurchased	—	—	—	—	(1,200)	(14,416)	—	—

Total	2,603	$31,489	248	$2,743	406,519	$4,883,414	19	$201

TARGET 2040 SERIES:	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12		FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	418,371	$4,527,784	1,506,199	$14,907,962	135,192	$1,462,640	984,101	$9,596,688
Reinvested	142,716	1,475,678	249,919	2,251,557	28,810	296,462	81,216	726,846
Repurchased	(284,901)	(3,088,951)	(719,680)	(7,230,770)	(181,638)	(1,912,935)	(1,051,750)	(10,338,754)

Total	276,186	$2,914,511	1,036,438	$9,928,749	(17,636)	$(153,833)	13,567	$(15,220)

TARGET 2040 SERIES:	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12		FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
	CLASS C SHARES	AMOUNTS	CLASS C SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS
Sold	4,121	$44,051	10,695	$105,115	515,659	$5,701,550	981,605	$9,832,649
Reinvested	2,322	23,641	5,069	44,909	59,001	613,016	110,490	1,001,120
Repurchased	(832)	(9,127)	(5,277)	(50,777)	(176,101)	(1,946,282)	(253,542)	(2,533,501)

Total	5,611	$58,565	10,487	$99,247	398,559	$4,368,284	838,553	$8,300,268

TARGET 2045 SERIES:	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE PERIOD 6/25/12 (COMMENCEMENT OF OPERATIONS) TO 10/31/12		FOR THE SIX MONTHS ENDED 4/30/13		FOR THE PERIOD 6/25/12 (COMMENCEMENT OF OPERATIONS) TO 10/31/12
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	8,496	$104,076	302	$3,355	7,025	$84,884	10	$100
Reinvested	1	11	—	—	— [1]	3	—	—
Repurchased	(101)	(1,254)	—	—	(28)	(341)	—	—

Total	8,396	$102,832	302	$3,355	6,998	$84,546	10	$100

50

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET 2045 SERIES:	FOR THE SIX MONTHS ENDED 4/30/13			FOR THE PERIOD 6/25/12 (COMMENCEMENT OF OPERATIONS) TO 10/31/12		FOR THE SIX MONTHS ENDED 4/30/13		FOR THE PERIOD 6/25/12 (COMMENCEMENT OF OPERATIONS) TO 10/31/12
	CLASS C SHARES		AMOUNTS	CLASS C SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS
Sold	1,613		$19,488	1,034	$11,591	67,958	$833,656	19	$201
Reinvested	2		19	—	—	— [1]	1	—	—
Repurchased	—		—	—	—	(5,983)	(73,699)	—	—

Total	1,615		$19,507	(19,832)	$(206,853)	61,975	$759,957	19	$201

TARGET 2050 SERIES:	FOR THE SIX MONTHS ENDED 4/30/13			FOR THE YEAR ENDED 10/31/12		FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
	CLASS K SHARES		AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	249,919		$2,910,333	565,247	$5,828,317	59,292	$686,854	157,352	$1,605,004
Reinvested	15,486		172,052	52,848	499,785	1,598	17,657	6,696	62,927
Repurchased	(67,012)		(784,908)	(121,449)	(1,252,984)	(45,053)	(512,743)	(108,141)	(1,102,425)

Total	198,393		$2,297,477	496,646	$5,075,118	15,837	$191,768	55,907	$565,506

TARGET 2050 SERIES:	FOR THE SIX MONTHS ENDED 4/30/13			FOR THE YEAR ENDED 10/31/12		FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
	CLASS C SHARES		AMOUNTS	CLASS C SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS
Sold	4,611		$52,743	9,232	$94,278	153,653	$1,817,577	198,566	$2,055,819
Reinvested	307		3,357	2,119	19,686	3,059	34,167	7,836	74,728
Repurchased	(4,282)		(50,266)	(4,618)	(47,775)	(55,997)	(671,859)	(43,958)	(461,072)

Total	636		$5,834	6,733	$66,189	100,715	$1,179,885	162,444	$1,669,475

TARGET 2055 SERIES:	FOR THE SIX MONTHS ENDED 4/30/13			FOR THE PERIOD 6/25/12 (COMMENCEMENT OF OPERATIONS) TO 10/31/12		FOR THE SIX MONTHS ENDED 4/30/13		FOR THE PERIOD 6/25/12 (COMMENCEMENT OF OPERATIONS) TO 10/31/12
	CLASS K SHARES		AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	465		$5,743	20	$201	1,781	$21,704	10	$100
Reinvested	—	[1]	1	—	—	—	—	—	—
Repurchased	—	[1]	(1)	—	—	(38)	(468)	—	—

Total	465		$5,743	20	$201	1,744	$21,236	10	$100

TARGET 2055 SERIES:	FOR THE SIX MONTHS ENDED 4/30/13			FOR THE PERIOD 6/25/12 (COMMENCEMENT OF OPERATIONS) TO 10/31/12		FOR THE SIX MONTHS ENDED 4/30/13		FOR THE PERIOD 6/25/12 (COMMENCEMENT OF OPERATIONS) TO 10/31/12
	CLASS C SHARES		AMOUNTS	CLASS C SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS
Sold	22		$270	10	$100	325,606	$4,021,496	19	$201
Reinvested	—		—	—	—	— [1]	1	—	—
Repurchased	—		—	—	—	(323,889)	(4,021,922)	—	—

Total	22		$270	10	$100	1,717	$(425)	19	$201

1Less than 1 share.

51

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

At April 30, 2013, one omnibus account owned the following in Target Income Series and Target 2050 Series, three omnibus accounts owned the following in Target 2010 Series and Target 2040 Series and four omnibus accounts owned the following in Target 2020 Series and Target 2030 Series:

SERIES	SHARES OWNED	PERCENTAGE OF SERIES SHARES OUTSTANDING	VALUE
Target Income Series	3,824,661	68.2%	$41,574,060
Target 2010 Series	2,776,610	56.5%	28,370,636
Target 2020 Series	8,376,684	52.3%	86,087,904
Target 2030 Series	8,941,478	60.0%	95,130,713
Target 2040 Series	4,725,914	53.4%	53,896,907
Target 2050 Series	2,064,698	60.8%	25,354,496

Target 2015 Series, Target 2025 Series, Target 2035 Series, Target 2045 Series and Target 2055 Series each have one to three accounts that own substantially all the assets of these Series. Investment activities of these shareholders may have a material effect on the Series.

7.	Financial Instruments

The underlying Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The underlying Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2013.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions for the year ended October 31, 2012 were as follows:

	TARGET INCOME SERIES	TARGET 2010 SERIES	TARGET 2015 SERIES	TARGET 2020 SERIES	TARGET 2025 SERIES	TARGET 2030 SERIES
Ordinary income (2012)	$1,189,096	$1,041,963	$—	$2,318,608	$—	$1,711,147
Long-term capital gain (2012)	$2,080,550	$3,648,840	$—	$7,434,151	$—	$6,848,036

52

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

	TARGET 2035 SERIES	TARGET 2040 SERIES	TARGET 2045 SERIES	TARGET 2050 SERIES	TARGET 2055 SERIES
Ordinary income (2012)	$—	$573,079	$—	$201,473	$—
Long-term capital gain (2012)	$—	$3,458,276	$—	$457,209	$—

At April 30, 2013, the tax basis of components of distributable earnings and the net unrealized appreciation based on the identified cost for federal income tax purposes were as follows:

	TARGET INCOME SERIES	TARGET 2010 SERIES	TARGET 2015 SERIES	TARGET 2020 SERIES	TARGET 2025 SERIES	TARGET 2030 SERIES
Cost for federal income tax purposes	$54,526,371	$47,460,607	$2,909,752	$155,226,364	$7,268,357	$143,708,361
Unrealized appreciation	$6,475,063	$2,723,801	$41,397	$9,070,329	$95,435	$14,689,239

Net unrealized appreciation	$6,475,063	$2,723,801	$41,397	$9,070,329	$95,435	$14,689,239

	TARGET 2035 SERIES	TARGET 2040 SERIES	TARGET 2045 SERIES	TARGET 2050 SERIES	TARGET 2055 SERIES
Cost for federal income tax purposes	$5,283,781	$87,752,990	$984,957	$35,106,096	$49,537
Unrealized appreciation	$100,519	$13,176,849	$17,938	$6,582,293	$951

Net unrealized appreciation	$100,519	$13,176,849	$17,938	$6,582,293	$951

At October 31, 2012, Target 2040 Series and Target 2050 Series had a capital loss carryover of $61 and $1,684, respectively, which is subject to limitations under Section 382-384 of the Internal Revenue Code, and is available to the extent allowed by tax law to offset future net capital gains, if any, which will expire on October 31, 2017.

53

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. Board of Directors’ meeting, held on November 14, 2012, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and considered by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2012 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 26 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 18 of the 37 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Pro-Blend Series Class C, and Target Series Class R and Class C, are lower than, or substantially similar to, the Morningstar mean and median reported total expense ratio. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research services provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

54

Renewal of Investment Advisory Agreement

(unaudited)

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board then considered economies of scale and concluded that the current fee schedule to the advisory agreement remained reasonable given the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, the number of newly established series of the Fund and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

55

{This page intentionally left blank}

56

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57

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNTGT-04/13-SAR

DIVIDEND FOCUS SERIES
www.manning-napier.com

Dividend Focus Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each Class at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Class of the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/12	ENDING ACCOUNT VALUE 4/30/13	EXPENSES PAID DURING PERIOD* 11/1/12-4/30/13	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,140.70	$4.35	0.82%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.73	$4.11	0.82%
Class I
Actual	$1,000.00	$1,142.70	$3.03	0.57%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.97	$2.86	0.57%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

Dividend Focus Series

Portfolio Composition as of April 30, 2013

(unaudited)

2

Dividend Focus Series

Investment Portfolio - April 30, 2013

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 97.2%

Consumer Discretionary - 6.3%
Auto Components - 0.2%
Magna International, Inc. (Canada)	5,267	$316,915

Distributors - 0.2%
Genuine Parts Co.	4,141	316,083

Hotels, Restaurants & Leisure - 1.9%
McDonald’s Corp.	28,685	2,929,886

Leisure Equipment & Products - 0.3%
Mattel, Inc.	9,455	431,715

Media - 1.0%
Omnicom Group, Inc.	6,462	386,234
Pearson plc - ADR (United Kingdom)	21,682	396,130
Thomson Reuters Corp. (Canada)	24,024	804,564

		1,586,928

Multiline Retail - 0.6%
Target Corp.	14,553	1,026,860

Specialty Retail - 2.1%
The Home Depot, Inc.	41,051	3,011,091
L Brands, Inc.	7,676	386,947

		3,398,038

Total Consumer Discretionary		10,006,425

Consumer Staples - 22.1%
Beverages - 6.5%
The Coca-Cola Co.	123,801	5,240,496
Diageo plc - ADR (United Kingdom)	10,125	1,237,275
PepsiCo, Inc.	44,846	3,698,450

		10,176,221

Food & Staples Retailing - 4.6%
Sysco Corp.	16,851	587,426
Walgreen Co.	18,571	919,450
Wal-Mart Stores, Inc.	74,475	5,788,197

		7,295,073

Food Products - 3.0%
Archer-Daniels-Midland Co.	14,878	504,959
ConAgra Foods, Inc.	9,332	330,073
General Mills, Inc.	17,607	887,745
The J.M. Smucker Co.	3,110	321,045
Kellogg Co.	9,786	636,481
Unilever plc - ADR (United Kingdom)	46,369	2,008,705

		4,689,008

The accompanying notes are an integral part of the financial statements.

3

Dividend Focus Series

Investment Portfolio - April 30, 2013

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products - 4.5%
Colgate-Palmolive Co.	10,936	$1,305,868
Kimberly-Clark Corp.	10,593	1,093,092
The Procter & Gamble Co.	62,223	4,776,860

		7,175,820

Tobacco - 3.5%
Lorillard, Inc.	11,056	474,192
Philip Morris International, Inc.	48,844	4,668,998
Reynolds American, Inc.	8,438	400,130

		5,543,320

Total Consumer Staples		34,879,442

Energy - 15.4%
Oil, Gas & Consumable Fuels - 15.4%
Chevron Corp.	48,680	5,939,447
ConocoPhillips	36,046	2,178,981
Exxon Mobil Corp.	67,240	5,983,688
Marathon Oil Corp.	14,554	475,479
Occidental Petroleum Corp.	16,472	1,470,291
Royal Dutch Shell plc - ADR (Netherlands)	65,946	4,482,350
Statoil ASA - ADR (Norway)	77,655	1,902,547
Total S.A. - ADR (France)	36,609	1,839,236

Total Energy		24,272,019

Financials - 0.6%
Diversified Financial Services - 0.3%
The McGraw-Hill Companies, Inc.	8,312	449,762

Insurance - 0.3%
Marsh & McLennan Companies, Inc.	15,193	577,486

Total Financials		1,027,248

Health Care - 23.6%
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	12,931	903,489
Becton, Dickinson and Co.	4,634	436,986
Medtronic, Inc.	22,491	1,049,880

		2,390,355

Health Care Providers & Services - 0.2%
Cardinal Health, Inc.	7,520	332,534

Pharmaceuticals - 21.9%
AbbVie, Inc.	38,128	1,755,794
AstraZeneca plc - ADR (United Kingdom)	36,547	1,897,520
Bristol-Myers Squibb Co.	45,617	1,811,907

The accompanying notes are an integral part of the financial statements.

4

Dividend Focus Series

Investment Portfolio - April 30, 2013

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.	31,840	$1,763,299
GlaxoSmithKline plc - ADR (United Kingdom)	71,620	3,698,457
Johnson & Johnson	71,946	6,131,958
Merck & Co., Inc.	75,332	3,540,604
Novartis AG - ADR (Switzerland)	59,192	4,366,002
Pfizer, Inc.	202,068	5,874,117
Sanofi - ADR (France)	59,282	3,162,695
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	13,418	513,775

		34,516,128

Total Health Care		37,239,017

Industrials - 11.9%
Aerospace & Defense - 4.4%
The Boeing Co.	16,309	1,490,806
General Dynamics Corp.	8,213	607,433
Honeywell International, Inc.	18,842	1,385,641
Lockheed Martin Corp.	4,969	492,378
Northrop Grumman Corp.	6,645	503,292
Raytheon Co.	8,180	502,088
United Technologies Corp.	21,850	1,994,687

		6,976,325

Commercial Services & Supplies - 0.3%
Waste Management, Inc.	13,305	545,239

Electrical Equipment - 1.6%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	60,047	1,355,261
Emerson Electric Co.	20,782	1,153,609

		2,508,870

Industrial Conglomerates - 3.2%
3M Co.	20,167	2,111,687
Koninklijke Philips Electronics N.V. - NY Shares (Netherlands)	28,007	772,993
Siemens AG - ADR (Germany)	21,663	2,264,000

		5,148,680

Machinery - 1.7%
Caterpillar, Inc.	9,780	828,073
Deere & Co.	7,607	679,305
Illinois Tool Works, Inc.	13,047	842,314
Stanley Black & Decker, Inc.	3,698	276,647

		2,626,339

Road & Rail - 0.7%
CSX Corp.	20,359	500,628

The accompanying notes are an integral part of the financial statements.

5

Dividend Focus Series

Investment Portfolio - April 30, 2013

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail (continued)
Norfolk Southern Corp.	7,105	$550,069

		1,050,697

Total Industrials		18,856,150

Information Technology - 14.0%
Communications Equipment - 1.9%
Cisco Systems, Inc.	82,525	1,726,423
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	95,227	1,172,244

		2,898,667

Computers & Peripherals - 3.1%
Apple, Inc.	9,228	4,085,697
Hewlett-Packard Co.	41,382	852,469

		4,938,166

Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity Ltd. - ADR (Switzerland)	9,577	417,078

IT Services - 1.3%
Accenture plc - Class A	13,797	1,123,628
Automatic Data Processing, Inc.	13,377	900,807

		2,024,435

Office Electronics - 0.7%
Canon, Inc. - ADR (Japan)	31,442	1,132,226

Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	6,827	300,320
Applied Materials, Inc.	27,867	404,350
Intel Corp.	141,158	3,380,734
Texas Instruments, Inc.	22,413	811,575

		4,896,979

Software - 3.6%
Microsoft Corp.	173,001	5,726,333

Total Information Technology		22,033,884

Materials - 1.6%
Chemicals - 0.9%
E.I. du Pont de Nemours & Co.	26,944	1,468,717

Metals & Mining - 0.4%
Newmont Mining Corp.	7,896	255,830
Teck Resources Ltd. - Class B (Canada)	11,238	298,594

		554,424

The accompanying notes are an integral part of the financial statements.

6

Dividend Focus Series

Investment Portfolio - April 30, 2013

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Paper & Forest Products - 0.3%
International Paper Co.	9,359	$439,686

Total Materials		2,462,827

Telecommunication Services - 1.5%
Diversified Telecommunication Services - 0.3%
Telekomunikasi Indonesia Persero Tbk PT - ADR (Indonesia)	8,033	384,540

Wireless Telecommunication Services - 1.2%
Mobile Telesystems OJSC - ADR (Russia)	21,117	437,122
NTT DOCOMO, Inc. - ADR (Japan)	88,812	1,471,615

Total Telecommunication Services		2,293,277

Utilities - 0.2%
Water Utilities - 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) - ADR (Brazil)	17,490	250,107

TOTAL COMMON STOCKS
(Identified Cost $130,411,434)		153,320,396

SHORT-TERM INVESTMENT - 2.6%
Dreyfus Cash Management, Inc. - Institutional Shares[1], 0.05%
(Identified Cost $4,072,777)	4,072,777	4,072,777

TOTAL INVESTMENTS - 99.8%
(Identified Cost $134,484,211)		157,393,173
OTHER ASSETS, LESS LIABILITIES - 0.2%		356,321

NET ASSETS - 100%		$157,749,494

ADR - American Depository Receipt

1 Rate shown is the current yield as of April 30, 2013.

The accompanying notes are an integral part of the financial statements.

7

Dividend Focus Series

Statement of Assets and Liabilities

April 30, 2013 (unaudited)

Investments, at value (identified cost $134,484,211) (Note 2)	$157,393,173
Receivable for fund shares sold	234,305
Dividends receivable	197,487
Foreign tax reclaims receivable	20,497
Prepaid and other expenses	652

TOTAL ASSETS	157,846,114

LIABILITIES:

Accrued management fees (Note 3)	56,796
Accrued fund accounting and administration fees (Note 3)	7,134
Accrued transfer agent fees (Note 3)	1,910
Accrued shareholder services fees (Class S) (Note 3)	1,761
Accrued Chief Compliance Officer service fees (Note 3)	167
Audit fees payable	13,562
Payable for fund shares repurchased	5,858
Other payables and accrued expenses	9,432

TOTAL LIABILITIES	96,620

TOTAL NET ASSETS	$157,749,494

NET ASSETS CONSIST OF:

Capital stock	$109,857
Additional paid-in-capital	131,611,630
Undistributed net investment income	474,811
Accumulated net realized gain on investments	2,644,234
Net unrealized appreciation (depreciation) on investments	22,908,962

TOTAL NET ASSETS	$157,749,494

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($9,386,551/830,665 shares)	$11.30

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($148,362,943/10,155,016 shares)	$14.61

The accompanying notes are an integral part of the financial statements.

8

Dividend Focus Series

Statement of Operations

For the Six Months Ended April 30, 2013 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $60,955)	$2,369,923

EXPENSES:

Management fees (Note 3)	316,797
Fund accounting and administration fees (Note 3)	24,473
Shareholder services fees (Class S)(Note 3)	7,865
Transfer agent fees (Note 3)	5,732
Directors’ fees (Note 3)	1,251
Chief Compliance Officer service fees (Note 3)	1,116
Custodian fees	5,340
Miscellaneous	43,204

Total Expenses	405,778

NET INVESTMENT INCOME	1,964,145

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	2,691,152
Net change in unrealized appreciation (depreciation) on investments	14,613,125

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	17,304,277

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,268,422

The accompanying notes are an integral part of the financial statements.

9

Dividend Focus Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEAR ENDED 10/31/12
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,964,145	$3,196,455
Net realized gain on investments	2,691,152	639,201
Net change in unrealized appreciation (depreciation) on investments	14,613,125	9,123,532

Net increase from operations	19,268,422	12,959,188

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(105,365)	(33,294)
From net investment income (Class I)	(1,902,720)	(2,796,819)
From net realized gain on investments (Class S)	(33,423)	—
From net realized gain on investments (Class I)	(601,612)	(185,043)

Total distributions to shareholders	(2,643,120)	(3,015,156)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	7,234,217	44,917,699

Net increase in net assets	23,859,519	54,861,731

NET ASSETS:

Beginning of period	133,889,975	79,028,244

End of period (including undistributed net investment income of $ 474,811 and $ 518,751, respectively)	$157,749,494	$133,889,975

The accompanying notes are an integral part of the financial statements.

10

Dividend Focus Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE PERIOD 3/1/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.14	$10.00

Income from investment operations:
Net investment income[2]	0.13	0.12
Net realized and unrealized gain on investments	1.27	0.23

Total from investment operations	1.40	0.35

Less distributions to shareholders:
From net investment income	(0.18)	(0.21)
From net realized gain on investments	(0.06)	—

Total distributions to shareholders	(0.24)	(0.21)

Net asset value - End of period	$11.30	$10.14

Net assets - End of period (000’s omitted)	$9,387	$5,130

Total return[3]	14.06%	3.59%
Ratios (to average net assets)/ Supplemental Data:
Expenses[4]	0.82%	0.86%
Net investment income[4]	2.46%	1.76%
Portfolio turnover	19%	16%

[1]Commencement	of operations.
[2]Calculated	based on average shares outstanding during the periods.
[3]Represents	aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.
[4]Annualized.

The accompanying notes are an integral part of the financial statements.

11

Dividend Focus Series

Financial Highlights - Class I*

	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED			FOR THE PERIOD 11/7/08[1] TO 10/31/09
		10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.03	$11.96	$12.41	$11.38	$10.00

Income from investment operations:
Net investment income[2]	0.19	0.34	0.27	0.36	0.34
Net realized and unrealized gain on investments	1.64	1.05	0.88	1.02	1.22

Total from investment operations	1.83	1.39	1.15	1.38	1.56

Less distributions to shareholders:
From net investment income	(0.19)	(0.30)	(0.30)	(0.35)	(0.18)
From net realized gain on investments	(0.06)	(0.02)	(1.30)	— [3]	—

Total distributions to shareholders	(0.25)	(0.32)	(1.60)	(0.35)	(0.18)

Net asset value - End of period	$14.61	$13.03	$11.96	$12.41	$11.38

Net assets - End of period (000’s omitted)	$148,363	$128,760	$79,028	$2,643	$2,044

Total return[4]	14.27%	11.77%	10.17%	12.32%	15.81%
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.57%[5]	0.59%	0.60%	0.60%	0.60%[5]
Net investment income	2.81%[5]	2.69%	2.41%	2.99%	3.33%[5]
Portfolio turnover	19%	16%	8%	73%	28%

*Effective March 1, 2012, the shares of the Series have been designated as Class I.
**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	0.45%	5.01%	6.21%[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01 per share.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

12

Dividend Focus Series

Notes to Financial Statements

(unaudited)

1.	Organization

Dividend Focus Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide competitive returns consistent with the broad equity market while providing a level of capital protection during market downturns through a quantitative investment approach.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2013, 10.3 billion shares have been designated in total among 43 series, of which 100 million have been designated as Dividend Focus Series Class I common stock and 100 million have been designated as Dividend Focus Series Class S common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

Dividend Focus Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of April 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$10,006,425	$10,006,425	$—	$—
Consumer Staples	34,879,442	34,879,442	—	—
Energy	24,272,019	24,272,019	—	—
Financials	1,027,248	1,027,248	—	—
Health Care	37,239,017	37,239,017	—	—
Industrials	18,856,150	18,856,150	—	—
Information Technology	22,033,884	22,033,884	—	—
Materials	2,462,827	2,462,827	—	—
Telecommunication Services	2,293,277	2,293,277	—	—
Utilities	250,107	250,107	—	—
Mutual Fund	4,072,777	4,072,777	—	—

Total assets	$157,393,173	$157,393,173	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2012 or April 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2013.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

14

Dividend Focus Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2013, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended October 31, 2009 and the years ended October 31, 2010 through October 31, 2012. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

15

Dividend Focus Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least February 28, 2014, to waive its Management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of shareholder service fees, at no more than 0.60% of average daily net assets each year. For the six months ended April 30, 2013, the Advisor did not waive fees or reimburse expenses for the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2013, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $28,805,179 and $25,854,543, respectively. There were no purchases or sales of U.S. Government securities.

16

Dividend Focus Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in Class S and I shares of Dividend Focus Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE PERIOD 3/1/12 (COMMENCEMENT OF OPERATIONS) TO 10/31/12
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	405,955	$4,338,788	516,327	$5,190,493
Reinvested	13,126	135,626	3,094	31,412
Repurchased	(94,191)	(982,583)	(13,646)	(135,796)

Total	324,890	$3,491,831	505,775	$5,086,109

CLASS I	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,307,275	$17,736,636	5,270,811	$64,943,816
Reinvested	103,786	1,381,685	136,912	1,716,807
Repurchased	(1,134,733)	(15,375,935)	(2,136,276)	(26,829,033)

Total	276,328	$3,742,386	3,271,447	$39,831,590

At April 30, 2013, one omnibus account owned 4,246,365 shares of the Series (38.7% of shares outstanding) valued at $62,039,388. In addition, the retirement plan of the Advisor and its affiliates owned 184,879 shares of the Series (1.7% of shares outstanding) valued at $2,701,088. Investment activities of these shareholders may have a material effect on the Series.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2013.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

17

Dividend Focus Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2012 was as follows:

Ordinary income	$2,842,025
Long-term capital gains	173,131

At April 30, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$134,553,768
Unrealized appreciation	23,508,614
Unrealized depreciation	(669,209)

Net unrealized appreciation	$22,839,405

18

Dividend Focus Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. Board of Directors’ meeting, held on November 14, 2012, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and considered by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2012 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 26 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 18 of the 37 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Pro-Blend Series Class C, and Target Series Class R and Class C, are lower than, or substantially similar to, the Morningstar mean and median reported total expense ratio. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research services provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

19

Dividend Focus Series

Renewal of Investment Advisory Agreement

(unaudited)

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board then considered economies of scale and concluded that the current fee schedule to the advisory agreement remained reasonable given the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, the number of newly established series of the Fund and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

20

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21

Dividend Focus Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNDIV-04/13-SAR

OVERSEAS SERIES
www.manning-napier.com

Overseas Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/12	ENDING ACCOUNT VALUE 4/30/13	EXPENSES PAID DURING PERIOD* 11/1/12-4/30/13
Actual	$1,000.00	$1,123.00	$3.90
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$3.71

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.74%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

Overseas Series

Portfolio Composition as of April 30, 2013

(unaudited)

2

Overseas Series

Investment Portfolio - April 30, 2013

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS - 92.4%

Consumer Discretionary - 11.9%
Automobiles - 1.8%
Toyota Motor Corp. (Japan)[1]	734,200	$42,611,392

Diversified Consumer Services - 0.8%
Anhanguera Educacional Participacoes S.A. (Brazil)	1,052,140	18,931,421

Hotels, Restaurants & Leisure - 2.2%
Accor S.A. (France)[1]	1,528,140	50,599,041

Internet & Catalog Retail - 0.6%
Ocado Group plc (United Kingdom)*[1]	5,060,870	13,364,214

Media - 3.3%
British Sky Broadcasting Group plc (United Kingdom)[1]	3,557,800	46,627,441
Societe Television Francaise 1 (France)[1]	2,919,982	30,851,346

		77,478,787

Multiline Retail - 1.2%
Marks & Spencer Group plc (United Kingdom)[1]	4,339,670	27,622,994

Textiles, Apparel & Luxury Goods - 2.0%
Adidas AG (Germany)[1]	302,790	31,661,912
Burberry Group plc (United Kingdom)[1]	695,620	14,471,197

		46,133,109

Total Consumer Discretionary		276,740,958

Consumer Staples - 17.2%
Beverages - 2.9%
Anheuser-Busch InBev N.V. (Belgium)[1]	260,660	25,041,764
Carlsberg A/S - Class B (Denmark)[1]	231,950	21,564,011
SABMiller plc (United Kingdom)[1]	371,351	20,037,082

		66,642,857

Food & Staples Retailing - 7.0%
Carrefour S.A. (France)[1]	1,750,770	51,996,359
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	824,065	6,387,671
Koninklijke Ahold N.V. (Netherlands)[1]	1,771,370	27,982,710
Tesco plc (United Kingdom)[1]	13,730,400	78,098,317

		164,465,057

Food Products - 5.9%
Charoen Pokphand Foods PCL (Thailand)[1]	15,217,550	16,474,293
Danone S.A. (France)[1]	786,673	59,998,118
Nestle S.A. (Switzerland)[1]	520,660	37,129,570
Unilever plc - ADR (United Kingdom)	559,050	24,218,046

		137,820,027

Personal Products - 0.8%
Beiersdorf AG (Germany)[1]	202,300	18,324,799

The accompanying notes are an integral part of the financial statements.

3

Overseas Series

Investment Portfolio - April 30, 2013

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Tobacco - 0.6%
Swedish Match AB (Sweden)[1]	389,880	$13,525,117

Total Consumer Staples		400,777,857

Energy - 16.1%
Energy Equipment & Services - 7.0%
Cie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	1,366,794	29,567,344
Petroleum Geo-Services ASA (Norway)[1]	688,640	10,117,786
Schlumberger Ltd. (United States)	1,302,810	96,968,148
Trican Well Service Ltd. (Canada)	2,045,320	26,717,367

		163,370,645

Oil, Gas & Consumable Fuels - 9.1%
Cameco Corp. (Canada)	1,820,480	35,517,565
Encana Corp. (Canada)	2,967,390	54,748,345
Petroleo Brasileiro S.A. - ADR (Brazil)	2,810,820	56,132,075
Talisman Energy, Inc. (Canada)	5,534,830	66,366,317

		212,764,302

Total Energy		376,134,947

Financials - 3.7%
Commercial Banks - 1.6%
HSBC Holdings plc (United Kingdom)[1]	3,295,460	36,091,847

Insurance - 1.3%
Admiral Group plc (United Kingdom)[1]	1,550,440	30,884,715

Real Estate Investment Trusts (REITS) - 0.8%
Land Securities Group plc (United Kingdom)[1]	1,438,610	19,543,085

Total Financials		86,519,647

Health Care - 8.7%
Health Care Equipment & Supplies - 2.4%
BioMerieux (France)[1]	115,450	10,975,907
GN Store Nord A/S (Denmark)[1]	624,570	11,422,947
Mindray Medical International Ltd. - ADR (China)	321,635	12,701,366
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	12,516,000	12,056,746
Sonova Holding AG (Switzerland)[1]	84,487	9,203,855

		56,360,821

Health Care Providers & Services - 2.2%
Life Healthcare Group Holdings Ltd. (South Africa)[1]	3,077,720	13,002,325
Sonic Healthcare Ltd. (Australia)[1]	2,855,126	39,239,400

		52,241,725

Life Sciences Tools & Services - 2.1%
Lonza Group AG (Switzerland)[1]	377,320	26,292,427
The accompanying notes are an integral part of the financial statements.

4

Overseas Series

Investment Portfolio - April 30, 2013

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services (continued)
QIAGEN N.V. (Netherlands)*[1]	1,113,760	$22,077,244

		48,369,671

Pharmaceuticals - 2.0%
Novo Nordisk A/S - Class B (Denmark)[1]	268,000	47,174,655

Total Health Care		204,146,872

Industrials - 12.7%
Airlines - 2.8%
Ryanair Holdings plc - ADR (Ireland)	1,483,490	64,294,457

Commercial Services & Supplies - 0.0%**
Aggreko plc (United Kingdom)[1]	22,266	617,228

Electrical Equipment - 1.2%
Nexans S.A. (France)[1]	371,170	17,055,327
Prysmian S.p.A. (Italy)[1]	586,290	11,834,054

		28,889,381

Industrial Conglomerates - 1.5%
Siemens AG (Germany)[1]	342,330	35,769,047

Machinery - 3.0%
FANUC Corp. (Japan)[1]	393,300	59,369,486
Westport Innovations, Inc. - ADR (Canada)*	306,710	9,529,480

		68,898,966

Marine - 1.6%
D/S Norden A/S (Denmark)[1]	204,150	6,319,286
Diana Shipping, Inc. - ADR (Greece)*	734,320	6,968,697
Mitsui OSK Lines Ltd. (Japan)*[1]	1,533,000	6,383,920
Nippon Yusen Kabushiki Kaisha (Japan)[1]	4,010,000	10,468,331
Pacific Basin Shipping Ltd. (Hong Kong)[1]	11,822,854	6,763,195

		36,903,429

Professional Services - 1.0%
Adecco S.A. (Switzerland)[1]	441,920	23,637,755

Trading Companies & Distributors - 1.1%
Brenntag AG (Germany)[1]	151,498	25,869,987

Transportation Infrastructure - 0.5%
Groupe Eurotunnel S.A. (France)[1]	1,506,650	12,623,065

Total Industrials		297,503,315

Information Technology - 8.3%
Internet Software & Services - 2.2%
Tencent Holdings Ltd. (China)[1]	1,512,500	52,178,623

The accompanying notes are an integral part of the financial statements.

5

Overseas Series

Investment Portfolio - April 30, 2013

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 4.1%
Amdocs Ltd. - ADR (United States)	1,847,910	$65,970,387
Cap Gemini S.A. (France)[1]	358,010	16,506,457
Wirecard AG (Germany)[1]	473,660	12,732,552

		95,209,396

Semiconductors & Semiconductor Equipment - 2.0%
Tokyo Electron Ltd. (Japan)[1]	903,180	46,228,540

Total Information Technology		193,616,559

Materials - 9.9%
Chemicals - 4.0%
Johnson Matthey plc (United Kingdom)[1]	1,037,160	39,124,444
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	74,916	5,050,267
Syngenta AG (Switzerland)[1]	84,758	36,235,689
Umicore S.A. (Belgium)[1]	270,329	12,528,725

		92,939,125

Construction Materials - 3.7%
CRH plc (Ireland)[1]	2,358,030	50,728,104
Holcim Ltd. (Switzerland)[1]	466,260	36,370,615

		87,098,719

Metals & Mining - 2.2%
Alumina Ltd. (Australia)*[1]	27,222,540	27,222,395
Norsk Hydro ASA (Norway)[1]	5,004,820	23,570,774

		50,793,169

Total Materials		230,831,013

Telecommunication Services - 3.9%
Diversified Telecommunication Services - 3.9%
Telenor ASA (Norway)[1]	2,604,610	58,694,741
Vivendi S.A. (France)[1]	1,379,617	31,250,935

Total Telecommunication Services		89,945,676

TOTAL COMMON STOCKS
(Identified Cost $1,971,068,798)		2,156,216,844

The accompanying notes are an integral part of the financial statements.

6

Overseas Series

Investment Portfolio - April 30, 2013

(unaudited)

		VALUE
	SHARES	(NOTE 2)

SHORT-TERM INVESTMENT - 5.3%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.05%
(Identified Cost $ 124,246,206)	124,246,206	$124,246,206

TOTAL INVESTMENTS - 97.7%
(Identified Cost $ 2,095,315,004)		2,280,463,050
OTHER ASSETS, LESS LIABILITIES - 2.3%		53,279,900

NET ASSETS - 100%		$2,333,742,950

ADR - American Depository Receipt

*Non-income producing security.

**Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of April 30, 2013.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom - 15.0%; France - 13.3%.

The accompanying notes are an integral part of the financial statements.

7

Overseas Series

Statement of Assets & Liabilities

April 30, 2013 (unaudited)

ASSETS:

Investments, at value (identified cost $2,095,315,004) (Note 2)	$2,280,463,050
Receivable for securities sold	64,804,810
Dividends receivable	11,009,769
Receivable for fund shares sold	2,802,052
Foreign tax reclaims receivable	2,588,505

TOTAL ASSETS	2,361,668,186

LIABILITIES:

Foreign currency due to custodian (identified cost $14,033,365)	14,152,945
Accrued management fees (Note 3)	1,309,258
Accrued fund accounting and administration fees (Note 3)	53,034
Accrued transfer agent fees (Note 3)	1,518
Accrued Chief Compliance Officer service fees (Note 3)	167
Payable for securities purchased	11,742,157
Payable for fund shares repurchased	476,760
Other payables and accrued expenses	189,397

TOTAL LIABILITIES	27,925,236

TOTAL NET ASSETS	$2,333,742,950

NET ASSETS CONSIST OF:

Capital stock	$940,047
Additional paid-in-capital	2,133,916,849
Undistributed net investment income	12,649,009
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	847,356
Net unrealized appreciation (depreciation) on investments, foreign currency and translation of other assets and liabilities	185,389,689

TOTAL NET ASSETS	$2,333,742,950

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($2,333,742,950/94,004,726 shares)	$24.83

The accompanying notes are an integral part of the financial statements.

8

Overseas Series

Statement of Operations

For the Six Months Ended April 30, 2013 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $2,408,028)	$27,597,372

EXPENSES:

Management fees (Note 3)	7,636,992
Fund accounting and administration fees (Note 3)	145,481
Directors’ fees (Note 3)	18,160
Transfer agent fees (Note 3)	4,310
Chief Compliance Officer service fees (Note 3)	1,116
Custodian fees	183,529
Audit fees	22,350
Miscellaneous	86,765

Total Expenses	8,098,703

NET INVESTMENT INCOME	19,498,669

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-Investments	59,602,880
Foreign currency and translation of other assets and liabilities	(6,781,793)

52,821,087

Net change in unrealized appreciation (depreciation) on-Investments	178,965,699
Foreign currency and translation of other assets and liabilities	254,160

179,219,859

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	232,040,946

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$251,539,615

The accompanying notes are an integral part of the financial statements.

9

Overseas Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEAR ENDED 10/31/12
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$19,498,669	$28,131,234
Net realized gain (loss) on investments and foreign currency	52,821,087	(43,728,252)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	179,219,859	107,108,083

Net increase from operations	251,539,615	91,511,065

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(34,167,815)	(35,331,200)
From net realized gain on investments	—	(34,111,953)

Total distributions to shareholders	(34,167,815)	(69,443,153)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	122,372,003	635,743,925

Net increase in net assets	339,743,803	657,811,837

NET ASSETS:

Beginning of period	1,993,999,147	1,336,187,310

End of period (including undistributed net investment income of $12,649,009 and $27,318,155, respectively)	$2,333,742,950	$1,993,999,147

The accompanying notes are an integral part of the financial statements.

10

Overseas Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED
		10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$22.47	$22.63	$24.22	$21.68	$17.78	$33.55

Income (loss) from investment operations:
Net investment income	0.21 [1]	0.36 [1]	0.75 [1]	0.32 [1]	0.36 [1]	0.34
Net realized and unrealized gain (loss) on investments	2.52	0.51	(2.09)	2.41	4.35	(13.17)

Total from investment operations	2.73	0.87	(1.34)	2.73	4.71	(12.83)

Less distributions to shareholders:
From net investment income	(0.37)	(0.52)	(0.25)	(0.19)	(0.42)	(0.29)
From net realized gain on investments	—	(0.51)	— [2]	—	(0.39)	(2.65)

Total distributions to shareholders	(0.37)	(1.03)	(0.25)	(0.19)	(0.81)	(2.94)

Net asset value - End of period	$24.83	$22.47	$22.63	$24.22	$21.68	$17.78

Net assets - End of period (000’s omitted)	$2,333,743	$1,993,999	$1,336,187	$918,272	$448,441	$174,371

Total return[3]	12.30%	4.61%	(5.61%)	12.68%	28.10%	(41.58%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.74%[4]	0.75%	0.75%	0.75%	0.75%	0.80%
Net investment income	1.79%[4]	1.68%	3.04%	1.42%	1.97%	1.48%
Portfolio turnover	22%	42%	37%	36%	49%	43%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	0.00%[5]	0.01%	0.01%	0.05%	0.03%

1Calculated based on average shares outstanding during the periods.

2Less than $0.01 per share.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

11

Overseas Series

Notes to Financial Statements

(unaudited)

1.	Organization

Overseas Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2013, 10.3 billion shares have been designated in total among 43 series, of which 200 million have been designated as Overseas Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both

12

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$276,740,958	$18,931,421	$257,809,537	$—
Consumer Staples	400,777,857	24,218,046	376,559,811	—
Energy	376,134,947	336,449,817	39,685,130	—
Financials	86,519,647	—	86,519,647	—
Health Care	204,146,872	12,701,366	191,445,506	—
Industrials	297,503,315	80,792,634	216,710,681	—
Information Technology	193,616,559	65,970,387	127,646,172	—
Materials	230,831,013	—	230,831,013	—
Telecommunication Services	89,945,676	—	89,945,676	—
Mutual Fund	124,246,206	124,246,206	—	—

Total assets	$2,280,463,050	$663,309,877	$1,617,153,173	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the security’s fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2012 or April 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2013.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date

13

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2013, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2009 through October 31, 2012. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a

14

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2014, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.75% of average daily net assets each year. For the six months ended April 30, 2013, the Advisor did not waive fees or reimburse expenses for the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2013, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $507,334,113 and $461,789,178, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class A shares of Overseas Series were:

	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	9,398,846	$222,247,055	36,986,583	$797,706,576
Reinvested	1,356,900	31,303,684	3,272,558	62,996,742
Repurchased	(5,474,369)	(131,178,736)	(10,584,050)	(224,959,393)

Total	5,281,377	$122,372,003	29,675,091	$635,743,925

At April 30, 2013, the retirement plan of the Advisor and its affiliates owned 192,212 shares of the Series (0.2% of shares outstanding) valued at $4,772,635.

15

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2013.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2012, were as follows:

Ordinary income	$36,180,006
Long-term capital gains	$33,263,147

As of October 31, 2012, the Series had no pre-enactment net capital losses and had post-enactment net short-term capital loss carryforwards of $31,307,311 and net long-term capital loss carryforwards of $12,734,422, respectively.

At April 30, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows::

Cost for federal income tax purposes	$2,097,044,647
Unrealized appreciation	243,107,350
Unrealized depreciation	(59,688,947)

Net unrealized appreciation	$183,418,403

16

Overseas Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. Board of Directors’ meeting, held on November 14, 2012, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and considered by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2012 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 26 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 18 of the 37 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Pro-Blend Series Class C, and Target Series Class R and Class C, are lower than, or substantially similar to, the Morningstar mean and median reported total expense ratio. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research services provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

17

Overseas Series

Renewal of Investment Advisory Agreement

(unaudited)

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board then considered economies of scale and concluded that the current fee schedule to the advisory agreement remained reasonable given the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, the number of newly established series of the Fund and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

18

Overseas Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

MNOVS-04/13-SAR

PRO-BLEND® CONSERVATIVE TERM SERIES
PRO-BLEND® MODERATE TERM SERIES
PRO-BLEND® EXTENDED TERM SERIES
PRO-BLEND® MAXIMUM TERM SERIES
www.manning-napier.com

Shareholder Expense Example - Pro-Blend® Conservative Term Series

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/12	ENDING ACCOUNT VALUE 4/30/13	EXPENSES PAID DURING PERIOD 11/1/12-4/30/13*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,061.10	$4.45	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%
Class I
Actual	$1,000.00	$1,062.40	$3.43	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	$3.36	0.67%
Class C
Actual	$1,000.00	$1,056.10	$8.51	1.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.51	$8.35	1.67%
Class R
Actual	$1,000.00	$1,059.90	$5.98	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.99	$5.86	1.17%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Portfolio Composition - Pro-Blend® Conservative Term Series

As of April 30, 2013 (unaudited)

Sector Allocation[3]
Financials	21.3%
Consumer Discretionary	7.9%
Information Technology	5.9%
Health Care	5.8%
Energy	5.7%
Industrials	4.6%
Consumer Staples	4.3%
Materials	3.6%
Telecommunication Services	1.1%
Utilities	0.5%

[3] Including common stocks, preferred stocks, and corporate bonds, as a percentage of total investments.

Top Five Stock Holdings[4]
Hess Corp.	1.1%
Johnson & Johnson	0.8%
EMC Corp.	0.7%
Unilever plc - ADR (United Kingdom)	0.5%
Juniper Networks, Inc.	0.5%

4 As a percentage of total investments.
Top Five Bond Holdings[5]
Fannie Mae, 0.50%, 5/27/2015	2.1%
Fannie Mae, 0.875%, 8/28/2017	2.0%
Freddie Mac, 2.375%, 1/13/2022	1.7%
Freddie Mac, 0.875%, 10/28/2013	1.6%
Fannie Mae, 0.50%, 9/28/2015	1.5%

5 As a percentage of total investments.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 31.1%

Consumer Discretionary - 3.8%
Auto Components - 0.1%
F.C.C. Co. Ltd. (Japan)[1]	3,600	$91,265
Hankook Tire Co. Ltd. (South Korea)[1]	3,329	145,043
Magna International, Inc. (Canada)	6,034	363,066
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	3,800	91,803
Nissin Kogyo Co. Ltd. (Japan)[1]	5,100	112,781

		803,958

Automobiles - 0.0%**
Tesla Motors, Inc.*	3,370	181,946
Toyota Motor Corp. (Japan)[1]	2,000	116,076

		298,022

Distributors - 0.0%**
Genuine Parts Co.	4,740	361,804
Inchcape plc (United Kingdom)[1]	12,700	99,006

		460,810

Diversified Consumer Services - 0.0%**
Anhanguera Educacional Participacoes S.A. (Brazil)	7,720	138,908

Hotels, Restaurants & Leisure - 0.8%
Accor S.A. (France)[1]	121,530	4,024,043
Arcos Dorados Holdings, Inc. (Argentina)	4,080	55,570
BJ’s Restaurants, Inc.*	3,730	127,939
Hyatt Hotels Corp. - Class A*	15,170	647,456
InterContinental Hotels Group plc (United Kingdom)[1]	46,974	1,387,899
McDonald’s Corp.	32,861	3,356,423
Orient-Express Hotels Ltd. - ADR - Class A*	69,250	699,425
Yum! Brands, Inc.	35,110	2,391,693

		12,690,448

Household Durables - 0.3%
DR Horton, Inc.	44,610	1,163,429
Lennar Corp. - Class A	19,750	814,095
LG Electronics, Inc. (South Korea)[1]	1,600	128,245
NVR, Inc.*	690	710,700
Rodobens Negocios Imobiliarios S.A. (Brazil)	13,340	97,679
Toll Brothers, Inc.*	28,300	970,973

		3,885,121

Internet & Catalog Retail - 0.1%
HomeAway, Inc.*	14,760	450,918
Ocado Group plc (United Kingdom)*[1]	76,380	201,696
Shutterfly, Inc.*	8,670	386,075

		1,038,689

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Leisure Equipment & Products - 0.0%**
Mattel, Inc.	10,832	$494,589
Nikon Corp. (Japan)[1]	2,700	58,769

		553,358

Media - 2.1%
British Sky Broadcasting Group plc (United Kingdom)[1]	10,450	136,955
DIRECTV*	116,380	6,582,453
Imax Corp. (Canada)*	6,520	166,456
Mediaset Espana Comunicacion S.A. (Spain)*[1]	36,260	284,208
News Corp. - Class A	111,940	3,466,782
Omnicom Group, Inc.	7,419	443,434
Pearson plc - ADR (United Kingdom)	24,838	453,790
Reed Elsevier plc - ADR (United Kingdom)	978	45,594
Societe Television Francaise 1 (France)[1]	12,700	134,183
Starz - Liberty Capital*	8,040	187,975
Thomson Reuters Corp. (Canada)	27,521	921,678
Time Warner, Inc.	101,050	6,040,769
Valassis Communications, Inc.	6,210	159,162
Viacom, Inc. - Class B	93,030	5,952,990
The Walt Disney Co.	102,730	6,455,553
Wolters Kluwer N.V. (Netherlands)[1]	6,030	133,435
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	45,750	205,454

		31,770,871

Multiline Retail - 0.1%
Marks & Spencer Group plc (United Kingdom)[1]	12,260	78,038
PPR (France)[1]	555	122,250
Target Corp.	16,672	1,176,376

		1,376,664

Specialty Retail - 0.3%
Aeropostale, Inc.*	5,060	74,179
American Eagle Outfitters, Inc.	4,670	90,831
Belle International Holdings Ltd. (Hong Kong)[1]	79,000	129,152
Chico’s FAS, Inc.	4,200	76,734
China ZhengTong Auto Services Holdings Ltd.*[1]	74,000	45,928
Dick’s Sporting Goods, Inc.	4,000	192,400
Group 1 Automotive, Inc.	1,060	64,109
Hennes & Mauritz AB - Class B (Sweden)[1]	3,130	111,158
The Home Depot, Inc.	47,027	3,449,430
Komeri Co. Ltd. (Japan)[1]	1,110	34,517

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail (continued)
L Brands, Inc.	8,794	$443,306
Penske Automotive Group, Inc.	2,100	64,932
Rent-A-Center, Inc.	2,480	86,626
Sonic Automotive, Inc. - Class A	4,230	93,018

		4,956,320

Textiles, Apparel & Luxury Goods - 0.0%**
Adidas AG (Germany)[1]	1,140	119,207
Burberry Group plc (United Kingdom)[1]	6,930	144,167
Daphne International Holdings Ltd. (China)[1]	118,000	123,035
Hugo Boss AG (Germany)*[1]	770	89,743

		476,152

Total Consumer Discretionary		58,449,321

Consumer Staples - 3.5%
Beverages - 0.8%
C&C Group plc (Ireland)*[1]	33,580	208,599
Carlsberg A/S - Class B (Denmark)[1]	1,650	153,398
Cia Cervecerias Unidas S.A. - ADR (Chile)	3,650	126,035
The Coca-Cola Co.	141,825	6,003,452
Diageo plc (United Kingdom)[1]	8,530	260,486
Diageo plc - ADR (United Kingdom)	11,599	1,417,398
PepsiCo, Inc.	51,375	4,236,896
SABMiller plc (United Kingdom)[1]	1,520	82,015
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	30,000	201,229

		12,689,508

Food & Staples Retailing - 0.6%
Carrefour S.A. (France)[1]	7,240	215,022
Casino Guichard-Perrachon S.A. (France)[1]	820	88,694
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	19,840	153,788
The Fresh Market, Inc.*	770	31,516
Koninklijke Ahold N.V. (Netherlands)[1]	4,910	77,564
Sysco Corp.	19,304	672,937
Tesco plc (United Kingdom)[1]	88,100	501,112
Walgreen Co.	21,275	1,053,325
Wal-Mart Stores, Inc.	85,318	6,630,915
Whole Foods Market, Inc.	960	84,787

		9,509,660

Food Products - 1.1%
Annie’s, Inc.*	620	23,430
Archer-Daniels-Midland Co.	17,044	578,473
Barry Callebaut AG (Switzerland)[1]	130	127,010

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Biostime International Holdings Ltd. (China)[1]	14,620	$84,360
Charoen Pokphand Foods PCL (Thailand)[1]	103,510	112,058
ConAgra Foods, Inc.	10,690	378,105
Danone S.A. (France)[1]	2,470	188,382
General Mills, Inc.	20,170	1,016,971
Glanbia plc (Ireland)*[1]	3,700	49,458
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	55,850	181,915
The J.M. Smucker Co.	3,563	367,808
Kellogg Co.	11,210	729,098
Kraft Foods Group, Inc.	32,523	1,674,609
M Dias Branco S.A. (Brazil)	2,020	90,341
Mondelez International, Inc. - Class A	97,570	3,068,577
Unilever plc - ADR (United Kingdom)	171,489	7,428,903

		16,099,498

Household Products - 0.6%
Colgate-Palmolive Co.	12,528	1,495,968
Kimberly-Clark Corp.	12,135	1,252,211
The Procter & Gamble Co.	71,282	5,472,319

		8,220,498

Personal Products - 0.0%**
Beiersdorf AG (Germany)[1]	700	63,408
Kao Corp. (Japan)[1]	4,200	145,228

		208,636

Tobacco - 0.4%
Gudang Garam Tbk PT (Indonesia)[1]	15,750	80,124
Lorillard, Inc.	12,666	543,245
Philip Morris International, Inc.	55,955	5,348,738
Reynolds American, Inc.	9,666	458,362
Swedish Match AB (Sweden)[1]	5,350	185,594

		6,616,063

Total Consumer Staples		53,343,863

Energy - 4.2%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	95,775	4,347,227
Bourbon S.A. (France)[1]	800	21,845
Calfrac Well Services Ltd. (Canada)	7,210	183,140
CARBO Ceramics, Inc.	390	27,553
Cie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	2,480	53,649
Gulfmark Offshore, Inc. - Class A	1,090	45,366
Hornbeck Offshore Services, Inc.*	980	44,022
ION Geophysical Corp.*	6,750	42,120

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Energy Equipment & Services (continued)
Key Energy Services, Inc.*	4,880	$28,987
National Oilwell Varco, Inc.	500	32,610
Petroleum Geo-Services ASA (Norway)[1]	5,620	82,571
Schlumberger Ltd.	67,190	5,000,952
SPT Energy Group, Inc. (China)[1]	48,000	23,464
Trican Well Service Ltd. (Canada)	13,950	182,224
Weatherford International Ltd. - ADR*	300,404	3,842,167

		13,957,897

Oil, Gas & Consumable Fuels - 3.3%
Apache Corp.	15,960	1,179,125
Cameco Corp. (Canada)	5,830	113,743
Chevron Corp.	55,767	6,804,132
Cloud Peak Energy, Inc.*	9,180	179,377
ConocoPhillips	41,293	2,496,162
Encana Corp. (Canada)	12,020	221,769
EOG Resources, Inc.	13,410	1,624,756
Exxon Mobil Corp.	77,029	6,854,811
Hess Corp.	229,330	16,553,039
Marathon Oil Corp.	16,672	544,674
Occidental Petroleum Corp.	18,870	1,684,336
Pacific Rubiales Energy Corp. (Colombia)	4,920	104,021
Paladin Energy Ltd. (Australia)*[2]	56,570	45,483
Range Resources Corp.	33,640	2,473,213
Royal Dutch Shell plc - ADR (Netherlands)	75,547	5,134,930
Royal Dutch Shell plc - Class B (Netherlands)[1]	1,976	69,313
Royal Dutch Shell plc - Class B - ADR (Netherlands)	1,940	135,393
Statoil ASA (Norway)[1]	4,160	101,842
Statoil ASA - ADR (Norway)	88,961	2,179,545
Talisman Energy, Inc. (Canada)	13,290	159,356
Total S.A. - ADR (France)	41,939	2,107,015

		50,766,035

Total Energy		64,723,932

Financials - 5.5%
Commercial Banks - 0.1%
Cathay General Bancorp.	7,000	137,970
Hong Leong Financial Group Berhad (Malaysia)[1]	33,030	168,271
HSBC Holdings plc (United Kingdom)[1]	6,370	69,764
ICICI Bank Ltd. - ADR (India)	3,630	169,957
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	43,000	216,097

		762,059

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Consumer Finance - 0.2%
American Express Co.	45,820	$3,134,546
DFC Global Corp.*	6,730	90,855

		3,225,401

Diversified Financial Services - 0.4%
JSE Ltd. (South Africa)[1]	67,914	580,487
MarketAxess Holdings, Inc.	7,110	300,895
The McGraw-Hill Companies, Inc.	95,442	5,164,367

		6,045,749

Insurance - 0.2%
Admiral Group plc (United Kingdom)[1]	25,680	511,545
Allianz SE (Germany)[1]	2,690	397,906
AXA S.A. (France)[1]	920	17,229
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	47,470	503,942
Mapfre S.A. (Spain)[1]	102,890	376,841
Marsh & McLennan Companies, Inc.	17,404	661,526
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	905	181,277
Zurich Insurance Group AG (Switzerland)[1]	610	170,459

		2,820,725

Real Estate Investment Trusts (REITS) - 4.6%
Agree Realty Corp.	46,160	1,388,031
Alexandria Real Estate Equities, Inc.	33,480	2,436,340
Alstria Office REIT AG (Germany)[1]	14,860	180,043
American Assets Trust, Inc.	7,600	256,576
American Campus Communities, Inc.	23,680	1,057,075
Apartment Investment & Management Co. - Class A	34,210	1,064,273
Associated Estates Realty Corp.	63,800	1,140,106
AvalonBay Communities, Inc.	8,060	1,072,302
BioMed Realty Trust, Inc.	169,110	3,806,666
Boston Properties, Inc.	20,140	2,203,920
Camden Property Trust	15,980	1,155,993
Cedar Realty Trust, Inc.	199,630	1,279,628
Coresite Realty Corp.	54,190	1,960,594
Corporate Office Properties Trust	105,010	3,044,240
CubeSmart	66,280	1,164,540
Digital Realty Trust, Inc.	41,580	2,932,222
DuPont Fabros Technology, Inc.	107,170	2,694,254
Education Realty Trust, Inc.	47,160	518,288
Equity Lifestyle Properties, Inc.	12,400	1,007,500
Equity One, Inc.	33,850	862,837
Equity Residential	20,970	1,217,518
General Growth Properties, Inc.	125,440	2,849,997
Hammerson plc (United Kingdom)[1]	75,230	607,893

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
HCP, Inc.	32,200	$1,716,260
Health Care REIT, Inc.	45,140	3,384,146
Healthcare Realty Trust, Inc.	16,320	489,926
Healthcare Trust of America, Inc.*	98,190	1,225,411
Home Properties, Inc.	15,180	978,503
Host Hotels & Resorts, Inc.	136,787	2,499,098
Kimco Realty Corp.	96,870	2,303,569
Land Securities Group plc (United Kingdom)[1]	16,190	219,936
The Macerich Co.	11,040	773,352
Mack-Cali Realty Corp.	53,800	1,494,026
Mid-America Apartment Communities, Inc.	17,660	1,213,772
National Retail Properties, Inc.	40,170	1,593,946
Pebblebrook Hotel Trust	107,790	2,927,576
Potlatch Corp.	5,400	255,690
Public Storage	6,480	1,069,200
Realty Income Corp.	18,500	942,945
Simon Property Group, Inc.	25,850	4,603,109
Sovran Self Storage, Inc.	32,680	2,241,848
Tanger Factory Outlet Centers	2,840	105,421
Taubman Centers, Inc.	8,260	706,313
UDR, Inc.	80,320	1,974,266
Unibail-Rodamco SE (France)[1]	3,500	914,951
Ventas, Inc.	3,950	314,539
Vornado Realty Trust	4,440	388,766

		70,237,405

Real Estate Management & Development - 0.0%**
General Shopping Brasil S.A. (Brazil)*	118,230	726,842

Thrifts & Mortgage Finance - 0.0%**
Aareal Bank AG (Germany)*[1]	2,795	67,362

Total Financials		83,885,543

Health Care - 4.9%
Biotechnology - 0.1%
Green Cross Corp. - Rights (South Korea)*[1]	369	10,569
Green Cross Corp. (South Korea)[1]	4,670	641,155
Incyte Corp. Ltd.*	10,720	237,448
Myriad Genetics, Inc.*	29,700	827,145
Protalix BioTherapeutics, Inc.*	29,870	169,363
Seattle Genetics, Inc.*	10,420	385,019

		2,270,699

Health Care Equipment & Supplies - 0.8%
Alere, Inc.*	29,210	750,113
Baxter International, Inc.	14,813	1,034,984
Becton, Dickinson and Co.	37,728	3,557,750

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
BioMerieux (France)[1]	3,770	$358,416
Carl Zeiss Meditec AG (Germany)[1]	4,190	128,439
The Cooper Companies, Inc.	3,160	348,864
DexCom, Inc.*	43,350	711,373
GN Store Nord A/S (Denmark)[1]	12,680	231,908
HeartWare International, Inc.*	4,230	411,156
Insulet Corp.*	26,720	674,413
Medtronic, Inc.	25,765	1,202,710
Mindray Medical International Ltd. - ADR (China)	10,550	416,619
Neogen Corp.*	3,100	157,573
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	537,800	518,066
Sirona Dental Systems, Inc.*	6,040	444,182
Sonova Holding AG (Switzerland)[1]	1,890	205,893
Straumann Holding AG (Switzerland)[1]	1,735	227,764
Thoratec Corp.*	7,300	264,260
Volcano Corp.*	8,530	173,074

		11,817,557

Health Care Providers & Services - 0.1%
Cardinal Health, Inc.	8,614	380,911
Life Healthcare Group Holdings Ltd. (South Africa)[1]	8,230	34,769
Odontoprev S.A. (Brazil)	15,650	78,064
Qualicorp S.A. (Brazil)*	36,020	350,523
Sonic Healthcare Ltd. (Australia)[1]	32,740	449,962

		1,294,229

Health Care Technology - 0.4%
Cerner Corp.*	58,820	5,692,011
Greenway Medical Technologies, Inc.*	32,310	435,216

		6,127,227

Life Sciences Tools & Services - 0.2%
Gerresheimer AG (Germany)[1]	1,320	75,423
Lonza Group AG (Switzerland)[1]	5,720	398,581
QIAGEN N.V. (Netherlands)*[1]	3,130	62,044
QIAGEN N.V. - ADR (Netherlands)*	109,840	2,183,619

		2,719,667

Pharmaceuticals - 3.3%
AbbVie, Inc.	43,679	2,011,418
AstraZeneca plc (United Kingdom)[1]	465	24,143
AstraZeneca plc - ADR (United Kingdom)	46,427	2,410,490
Bayer AG (Germany)[1]	3,230	337,685
Bristol-Myers Squibb Co.	52,258	2,075,688
Eli Lilly & Co.	36,476	2,020,041

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
GlaxoSmithKline plc (United Kingdom)[1]	4,135	$106,689
GlaxoSmithKline plc - ADR (United Kingdom)	82,047	4,236,907
Johnson & Johnson	140,510	11,975,667
Merck & Co., Inc.	86,298	4,056,006
Novartis AG - ADR (Switzerland)	67,809	5,001,592
Novo Nordisk A/S - Class B (Denmark)[1]	30,460	5,361,716
Pfizer, Inc.	231,486	6,729,298
Sanofi - ADR (France)	67,912	3,623,105
Shire plc (Ireland)[1]	4,305	134,195
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	18,281	699,979
UCB S.A. (Belgium)[1]	4,330	255,549

		51,060,168

Total Health Care		75,289,547

Industrials - 2.6%
Aerospace & Defense - 0.5%
The Boeing Co.	18,683	1,707,813
General Dynamics Corp.	9,409	695,890
Honeywell International, Inc.	21,585	1,587,361
Lockheed Martin Corp.	5,692	564,020
Northrop Grumman Corp.	7,612	576,533
Raytheon Co.	9,384	575,990
United Technologies Corp.	25,031	2,285,080

		7,992,687

Airlines - 0.3%
Ryanair Holdings plc - ADR (Ireland)	4,630	200,664
Southwest Airlines Co.	234,685	3,215,185
Spirit Airlines, Inc.*	10,680	285,156
US Airways Group, Inc.*	20,290	342,901

		4,043,906

Commercial Services & Supplies - 0.1%
Aggreko plc (United Kingdom)[1]	4,030	111,714
Interface, Inc.	1,820	30,467
Tomra Systems ASA (Norway)[1]	19,690	184,386
Waste Management, Inc.	15,242	624,617

		951,184

Electrical Equipment - 0.2%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	74,749	1,687,085
Alstom S.A. (France)[1]	6,280	257,908
Emerson Electric Co.	23,808	1,321,582
Nexans S.A. (France)[1]	630	28,949
Polypore International, Inc.*	7,190	301,477

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)`

COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment (continued)
Prysmian S.p.A. (Italy)[1]	5,290	$106,777
Schneider Electric S.A. (France)[1]	1,560	118,929

		3,822,707

Industrial Conglomerates - 0.4%
3M Co.	23,103	2,419,115
Koninklijke Philips Electronics N.V. - NY Shares (Netherlands)	32,085	885,546
Siemens AG (Germany)[1]	6,600	689,614
Siemens AG - ADR (Germany)	24,816	2,593,520

		6,587,795

Machinery - 0.7%
Astec Industries, Inc.	970	31,845
Caterpillar, Inc.	11,204	948,643
Deere & Co.	8,714	778,160
FANUC Corp. (Japan)[1]	2,990	451,347
Graham Corp.	1,400	34,020
Illinois Tool Works, Inc.	14,946	964,914
Joy Global, Inc.	43,040	2,432,621
Kennametal, Inc.	2,410	96,376
KUKA AG (Germany)*[1]	1,200	54,329
Pall Corp.	57,790	3,855,171
Stanley Black & Decker, Inc.	4,236	316,895
Titan International, Inc.	2,850	63,583
Wabash National Corp.*	18,160	171,249
Westport Innovations, Inc. - ADR (Canada)*	9,770	303,554
Xylem, Inc.	3,130	86,857

		10,589,564

Marine - 0.0%**
Baltic Trading Ltd.	4,170	14,470
D/S Norden A/S (Denmark)[1]	2,350	72,742
Diana Shipping, Inc. - ADR (Greece)*	1,980	18,790
Mitsui OSK Lines Ltd. (Japan)*[1]	6,000	24,986
Nippon Yusen Kabushiki Kaisha (Japan)[1]	10,490	27,385
Pacific Basin Shipping Ltd. (Hong Kong)[1]	36,000	20,594
Precious Shipping PCL (Thailand)[1]	84,100	51,073
Sinotrans Shipping Ltd. (China)[1]	277,750	68,108

		298,148

Professional Services - 0.2%
Adecco S.A. (Switzerland)[1]	38,830	2,076,969
ALS Ltd. (Australia)[1]	7,650	77,762
Experian plc (United Kingdom)[1]	7,820	137,591

		2,292,322

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail - 0.1%
CSX Corp.	23,323	$573,513
Norfolk Southern Corp.	8,140	630,199

		1,203,712

Trading Companies & Distributors - 0.0%**
Brenntag AG (Germany)[1]	940	160,516
Fastenal Co.	1,360	66,708
MSC Industrial Direct Co., Inc. - Class A	440	34,672

		261,896

Transportation Infrastructure - 0.1%
Groupe Eurotunnel S.A. (France)[1]	97,190	814,280
Koninklijke Vopak N.V. (Netherlands)[1]	1,180	65,345
Malaysia Airports Holdings Berhad (Malaysia)[1]	143,820	284,567

		1,164,192

Total Industrials		39,208,113

Information Technology - 4.7%
Communications Equipment - 1.0%
Alcatel-Lucent - ADR (France)*	96,420	132,095
Cisco Systems, Inc.	94,539	1,977,756
Infinera Corp.*	66,300	558,246
Juniper Networks, Inc.*	436,050	7,216,628
Polycom, Inc.*	18,440	193,620
Qualcomm, Inc.	70,980	4,373,788
Riverbed Technology, Inc.*	24,870	369,568
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	109,090	1,342,898

		16,164,599

Computers & Peripherals - 1.1%
3D Systems Corp.*	525	20,076
Apple, Inc.	11,241	4,976,953
EMC Corp.*	484,740	10,872,718
Fusion-io, Inc.*	2,170	40,753
Hewlett-Packard Co.	47,406	976,564
Stratasys Ltd.*	250	20,763

		16,907,827

Electronic Equipment, Instruments & Components - 0.1%
Hitachi Ltd. (Japan)[1]	72,950	466,212
Keyence Corp. (Japan)[1]	490	155,500
Rofin-Sinar Technologies, Inc.*	11,220	279,378
TE Connectivity Ltd. - ADR (Switzerland)	10,971	477,787

		1,378,877

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Internet Software & Services - 0.5%
Google, Inc. - Class A*	6,675	$5,504,005
LinkedIn Corp. - Class A*	2,450	470,621
Liquidity Services, Inc.*	12,470	410,263
LogMeIn, Inc.*	14,810	334,410
SciQuest, Inc.*	10,870	248,488
Tencent Holdings Ltd. (China)[1]	10,690	368,786

		7,336,573

IT Services - 0.4%
Accenture plc - Class A	15,805	1,287,159
Amdocs Ltd. - ADR	12,850	458,745
Automatic Data Processing, Inc.	15,325	1,031,985
Cap Gemini S.A. (France)[1]	6,930	319,515
InterXion Holding NV - ADR (Netherlands)*	16,870	422,256
VeriFone Systems, Inc.*	130,890	2,811,517
Wirecard AG (Germany)[1]	18,800	505,367

		6,836,544

Office Electronics - 0.1%
Canon, Inc. (Japan)[1]	2,100	75,525
Canon, Inc. - ADR (Japan)	36,019	1,297,044

		1,372,569

Semiconductors & Semiconductor Equipment - 0.4%
Analog Devices, Inc.	7,820	344,002
Applied Materials, Inc.	31,924	463,217
Intel Corp.	161,708	3,872,907
Samsung Electronics Co. Ltd. (South Korea)[1]	190	262,774
Skyworks Solutions, Inc.*	12,530	276,537
Sumco Corp. (Japan)[1]	1,630	17,110
Texas Instruments, Inc.	25,676	929,728
Tokyo Electron Ltd. (Japan)[1]	2,930	149,970

		6,316,245

Software - 1.1%
Aspen Technology, Inc.*	780	23,774
Autodesk, Inc.*	56,650	2,230,877
Aveva Group plc (United Kingdom)[1]	2,310	79,738
Electronic Arts, Inc.*	379,410	6,681,410
MICROS Systems, Inc.*	6,130	259,973
Microsoft Corp.	198,187	6,559,990
RealPage, Inc.*	16,280	332,112
SAP AG (Germany)[1]	4,690	373,896
Temenos Group AG (Switzerland)*[1]	6,880	162,709

		16,704,479

Total Information Technology		73,017,713

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials - 1.4%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	23,000	$2,000,080
BASF SE (Germany)[1]	2,030	190,034
E.I. du Pont de Nemours & Co.	30,866	1,682,506
Flotek Industries, Inc.*	4,020	64,481
Johnson Matthey plc (United Kingdom)[1]	5,105	192,574
Linde AG (Germany)[1]	1,840	348,392
Monsanto Co.	56,860	6,073,785
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	490	33,032
Syngenta AG (Switzerland)[1]	6,010	2,569,392
Tronox Ltd. - Class A	4,720	96,949
Umicore S.A. (Belgium)[1]	770	35,687
Yingde Gases (China)[1]	72,000	69,432

		13,356,344

Construction Materials - 0.0%**
CRH plc (Ireland)[1]	6,360	136,822
Holcim Ltd. (Switzerland)[1]	920	71,765

		208,587

Metals & Mining - 0.5%
Alcoa, Inc.	845,620	7,187,770
Alumina Ltd. (Australia)*[1]	61,280	61,280
Impala Platinum Holdings Ltd. (South Africa)[1]	4,140	56,736
Newmont Mining Corp.	9,046	293,090
Noranda Aluminum Holding Corp.	20,380	77,648
Norsk Hydro ASA (Norway)[1]	15,810	74,459
Teck Resources Ltd. - Class B (Canada)	12,874	342,062

		8,093,045

Paper & Forest Products - 0.0%**
International Paper Co.	10,722	503,720

Total Materials		22,161,696

Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.3%
Swisscom AG - ADR (Switzerland)[3]	2,360	111,085
Telefonica S.A. - ADR (Spain)	14,480	210,974
Telekomunikasi Indonesia Persero Tbk PT - ADR (Indonesia)	9,203	440,548
Telenor ASA (Norway)[1]	181,460	4,089,191
Telenor ASA - ADR (Norway)[3]	3,420	230,611
Vivendi S.A. (France)[1]	2,470	55,950

		5,138,359

Wireless Telecommunication Services - 0.2%
Mobile Telesystems OJSC - ADR (Russia)	24,191	500,754
The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
MTN Group Ltd. (South Africa)[1]	3,260	$58,830
NTT DOCOMO, Inc. - ADR (Japan)	101,742	1,685,865
SK Telecom Co. Ltd. - ADR (South Korea)	8,490	165,470

		2,410,919

Total Telecommunication Services		7,549,278

Utilities - 0.0%**
Independent Power Producers & Energy Traders - 0.0%**
Dynegy, Inc.*	8,960	221,402

Water Utilities - 0.0%**
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) - ADR (Brazil)	20,148	288,116
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	4,390	101,152

		389,268

Total Utilities		610,670

TOTAL COMMON STOCKS
(Identified Cost $403,189,720)		478,239,676

PREFERRED STOCKS - 0.4%
Financials - 0.4%
Commercial Banks - 0.3%
BB&T Corp., Series D (non-cumulative), 5.85%	34,225	905,594
PNC Financial Services Group, Inc., Series Q (non-cumulative), 5.375%	52,625	1,351,936
U.S. Bancorp., Series F (non-cumulative), 6.50%[4]	45,425	1,360,933

		3,618,463

Diversified Financial Services - 0.0%**
JPMorgan Chase & Co., Series P (non-cumulative), 5.45%	20,200	510,050

Real Estate Investment Trusts (REITS) - 0.1%
Boston Properties, Inc., Series F, 5.25%	42,550	1,083,323
Public Storage, Series Q, 6.50%	18,560	511,142

		1,594,465

TOTAL PREFERRED STOCKS
(Identified Cost $5,350,834)		5,722,978

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

CORPORATE BONDS - 29.4%

Convertible Corporate Bonds - 0.1%
Financials - 0.0%**
Real Estate Investment Trusts (REITS) - 0.0%**
BioMed Realty LP6, 3.75%, 1/15/2030	410,000	$535,819

Health Care - 0.0%**
Health Care Equipment & Supplies - 0.0%**
Alere, Inc., 3.00%, 5/15/2016	180,000	178,425

Information Technology - 0.0%**
Computers & Peripherals - 0.0%**
EMC Corp., Series B, 1.75%, 12/1/2013	40,000	56,350

Materials - 0.1%
Containers & Packaging - 0.1%
Owens-Brockway Glass Container, Inc.[6], 3.00%, 6/1/2015	865,000	875,812

Total Convertible Corporate Bonds
(Identified Cost $1,537,708)		1,646,406

Non-Convertible Corporate Bonds - 29.3%
Consumer Discretionary - 4.1%
Auto Components - 0.0%**
UCI International, Inc., 8.625%, 2/15/2019	495,000	520,369

Hotels, Restaurants & Leisure - 0.6%
Choice Hotels International, Inc., 5.70%, 8/28/2020	265,000	292,825
International Game Technology, 7.50%, 6/15/2019	6,375,000	7,648,145
Yum! Brands, Inc., 3.875%, 11/1/2020	835,000	901,458

		8,842,428

Household Durables - 0.6%
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	1,400,000	1,576,562
NVR, Inc., 3.95%, 9/15/2022	1,070,000	1,117,936
Tupperware Brands Corp., 4.75%, 6/1/2021	4,985,000	5,350,246
Weekley Homes LLC - Weekley Finance Corp.[6], 6.00%, 2/1/2023	490,000	508,375

		8,553,119

Internet & Catalog Retail - 0.0%**
Netflix, Inc.[6], 5.375%, 2/1/2021	490,000	504,700

Media - 2.4%
CCO Holdings LLC - CCO Holdings Capital Corp.[6], 5.25%, 3/15/2021	790,000	809,750
Comcast Corp., 5.15%, 3/1/2020	6,500,000	7,862,771
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	6,140,000	7,152,492
Discovery Communications LLC, 5.05%, 6/1/2020	5,680,000	6,664,401

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Nara Cable Funding Ltd. (Spain)[6], 8.875%, 12/1/2018	720,000	$770,400
NBCUniversal Media LLC, 5.15%, 4/30/2020	1,300,000	1,574,920
Sirius XM Radio, Inc.[6], 8.75%, 4/1/2015	440,000	492,800
Sirius XM Radio, Inc.[6], 5.25%, 8/15/2022	485,000	500,763
Time Warner, Inc., 3.15%, 7/15/2015	95,000	99,792
Time Warner, Inc., 4.875%, 3/15/2020	5,060,000	5,891,854
Time Warner, Inc., 4.75%, 3/29/2021	3,370,000	3,912,105
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[6], 5.50%, 1/15/2023	515,000	533,025
Virgin Media Finance plc (United Kingdom), 4.875%, 2/15/2022	485,000	494,700
Virgin Media Secured Finance plc (United Kingdom), 5.25%, 1/15/2021	480,000	517,254
The Walt Disney Co., 2.75%, 8/16/2021	400,000	421,700

		37,698,727

Multiline Retail - 0.1%
Target Corp., 6.00%, 1/15/2018	425,000	520,171
Target Corp., 3.875%, 7/15/2020	535,000	606,741

		1,126,912

Specialty Retail - 0.3%
Advance Auto Parts, Inc., 4.50%, 1/15/2022	1,115,000	1,152,604
Dufry Finance SCA (Switzerland)[6], 5.50%, 10/15/2020	470,000	490,421
The Home Depot, Inc., 5.40%, 3/1/2016	905,000	1,022,573
Lowe’s Companies, Inc., 6.10%, 9/15/2017	1,800,000	2,165,753
Rent-A-Center, Inc., 6.625%, 11/15/2020	550,000	602,250

		5,433,601

Textiles, Apparel & Luxury Goods - 0.1%
Jones Group, Inc. - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	330,000	357,225
VF Corp., 5.95%, 11/1/2017	485,000	578,977

		936,202

Total Consumer Discretionary		63,616,058

Consumer Staples - 0.9%
Beverages - 0.1%
Constellation Brands, Inc., 7.25%, 9/1/2016	665,000	764,750

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Beverages (continued)
Constellation Brands, Inc., 7.25%, 5/15/2017	235,000	$273,775
PepsiCo, Inc., 5.00%, 6/1/2018	110,000	129,355
PepsiCo, Inc., 7.90%, 11/1/2018	493,000	657,030

		1,824,910

Food Products - 0.7%
C&S Group Enterprises LLC[6], 8.375%, 5/1/2017	614,000	660,050
General Mills, Inc., 5.65%, 2/15/2019	375,000	453,766
Kraft Foods Group, Inc., 6.125%, 8/23/2018	247,000	301,125
Kraft Foods Group, Inc., 5.375%, 2/10/2020	2,966,000	3,564,476
Land O’ Lakes, Inc.[6], 6.00%, 11/15/2022	465,000	500,456
Mondelez International, Inc., 6.125%, 2/1/2018	128,000	153,592
Mondelez International, Inc., 5.375%, 2/10/2020	2,699,000	3,228,573
Shearer’s Foods LLC - Chip Finance Corp.[6], 9.00%, 11/1/2019	485,000	539,563
Tyson Foods, Inc., 4.50%, 6/15/2022	455,000	502,384
Wells Enterprises, Inc.[6], 6.75%, 2/1/2020	490,000	531,650

		10,435,635

Tobacco - 0.1%
Vector Group Ltd.[6], 7.75%, 2/15/2021	775,000	827,313

Total Consumer Staples		13,087,858

Energy - 1.5%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc., 7.50%, 11/15/2018	635,000	833,893
Calfrac Holdings LP (Canada)[6], 7.50%, 12/1/2020	970,000	999,100
Petroleum Geo-Services ASA (Norway)[6], 7.375%, 12/15/2018	475,000	528,437
Schlumberger Oilfield plc[6], 4.20%, 1/15/2021	810,000	925,073
SESI LLC, 6.375%, 5/1/2019	280,000	303,800
Shelf Drilling Holdings Ltd. (United Arab Emirates)[6], 8.625%, 11/1/2018	485,000	518,950
Sidewinder Drilling, Inc.[6], 9.75%, 11/15/2019	485,000	503,187
Thermon Industries, Inc., 9.50%, 5/1/2017	261,000	295,843
Weatherford International Ltd., 9.625%, 3/1/2019	6,000,000	7,933,638

		12,841,921

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES		PRINCIPAL AMOUNT[5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 0.7%
Apache Corp., 6.90%, 9/15/2018		495,000	$625,084
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc.[6], 7.125%, 11/15/2019		1,060,000	1,091,800
CVR Refining LLC - Coffeyville Finance, Inc.[6], 6.50%, 11/1/2022		490,000	504,700
EOG Resources, Inc., 2.625%, 3/15/2023		945,000	950,722
EPL Oil & Gas, Inc.[6], 8.25%, 2/15/2018		580,000	623,500
Gulfport Energy Corp.[6], 7.75%, 11/1/2020		730,000	786,575
Lukoil International Finance B.V. (Russia)[6], 3.416%, 4/24/2018		640,000	651,520
Northern Tier Energy LLC - Northern Tier Finance Corp.[6], 7.125%, 11/15/2020		490,000	521,850
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020		370,000	418,100
Petrobras International Finance Co. (Brazil), 5.375%, 1/27/2021		1,385,000	1,529,410
Sabine Pass Liquefaction LLC[6], 5.625%, 2/1/2021		735,000	760,725
Shell International Finance B.V. (Netherlands), 4.30%, 9/22/2019		2,000,000	2,328,132

			10,792,118

Total Energy			23,634,039

Financials - 15.5%
Capital Markets - 4.1%
BNP Paribas Home Loan Covered Bonds S.A. (France), 4.50%, 5/30/2014	EUR	250,000	344,190
BNP Paribas Home Loan Covered Bonds S.A. (France)[6], 2.20%, 11/2/2015		1,080,000	1,118,124
BNP Paribas Home Loan Covered Bonds S.A. (France), 3.75%, 4/20/2020	EUR	250,000	384,753
The Charles Schwab Corp., 4.45%, 7/22/2020		5,925,000	6,872,419
Credit Suisse AG (Switzerland)[6], 2.60%, 5/27/2016		6,145,000	6,493,219
Goldman Sachs Capital I, 6.345%, 2/15/2034		380,000	399,965
Goldman Sachs Capital II7, 4.00%, 6/1/2043		1,500,000	1,279,500
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		2,110,000	2,492,902
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020		8,165,000	9,526,587
The Goldman Sachs Group, Inc., 5.25%, 7/27/2021		95,000	110,149

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES		PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Jefferies Finance LLC - JFIN Co-Issuer Corp.[6], 7.375%, 4/1/2020		790,000	$821,600
Jefferies Group, Inc., 5.125%, 4/13/2018		820,000	908,407
Jefferies Group, Inc., 8.50%, 7/15/2019		3,005,000	3,814,977
Jefferies Group, Inc., 6.875%, 4/15/2021		4,500,000	5,369,972
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018		7,420,000	9,020,449
Morgan Stanley, 7.30%, 5/13/2019		2,955,000	3,701,226
Morgan Stanley, 5.50%, 1/26/2020		2,650,000	3,083,373
Morgan Stanley, 5.75%, 1/25/2021		5,955,000	7,088,070
Morgan Stanley, 5.50%, 7/28/2021		360,000	422,502

			63,252,384

Commercial Banks - 4.0%
Banco Santander S.A. (Spain), 3.875%, 2/6/2026	EUR	100,000	137,933
Bank of Montreal (Canada)[6], 1.30%, 10/31/2014		3,400,000	3,448,280
Bank of Montreal (Canada)[6], 2.625%, 1/25/2016		2,965,000	3,129,557
Bank of Montreal (Canada)[6], 1.95%, 1/30/2017		5,000,000	5,217,000
Bank of Nova Scotia (Canada)[6], 1.65%, 10/29/2015		1,080,000	1,109,700
Barclays Bank plc (United Kingdom)[6], 2.50%, 9/21/2015		1,180,000	1,227,514
Barclays Bank plc (United Kingdom), 4.25%, 1/12/2022	GBP	380,000	686,296
Canadian Imperial Bank of Commerce (Canada)[6], 2.75%, 1/27/2016		1,450,000	1,535,550
Commonwealth Bank of Australia (Australia)[6], 0.75%, 1/15/2016		1,270,000	1,272,667
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD	300,000	334,834
Intesa Sanpaolo S.p.A. (Italy), 3.125%, 1/15/2016		1,400,000	1,399,492
Intesa Sanpaolo S.p.A. (Italy)[6], 6.50%, 2/24/2021		1,245,000	1,355,008
KeyBank National Association, 5.45%, 3/3/2016		880,000	984,184
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017		315,000	381,641
National Australia Bank, Ltd. (Australia)[6], 1.25%, 3/8/2018		2,500,000	2,514,287
National Bank of Canada (Canada)[6], 2.20%, 10/19/2016		4,880,000	5,127,904
National City Corp., 6.875%, 5/15/2019		6,630,000	8,254,284
Pfandbriefbank der schweizerischen Hypothekarinstitute AG (Switzerland), 2.25%, 9/2/2016	CHF	295,000	338,657

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES		PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
PNC Bank National Association, 5.25%, 1/15/2017		195,000	$221,008
Royal Bank of Canada (Canada), 3.27%, 11/10/2014	CAD	225,000	229,869
Royal Bank of Canada (Canada), 3.18%, 3/16/2015	CAD	355,000	364,010
Royal Bank of Canada (Canada)[6], 3.125%, 4/14/2015		4,460,000	4,685,230
Royal Bank of Canada (Canada), 1.20%, 9/19/2017		1,855,000	1,872,623
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	340,000	366,445
Santander Holdings USA, Inc., 4.625%, 4/19/2016		220,000	236,192
The Toronto-Dominion Bank (Canada)[6], 2.20%, 7/29/2015		1,080,000	1,121,256
The Toronto-Dominion Bank (Canada)[6], 1.625%, 9/14/2016		5,555,000	5,727,205
U.S. Bank National Association, 6.30%, 2/4/2014		100,000	104,463
Wachovia Corp., 5.25%, 8/1/2014		4,450,000	4,698,039
Wells Fargo & Co., Series M, 3.45%, 2/13/2023		1,145,000	1,168,349
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	300,000	335,071
Westpac Banking Corp. (Australia)[6], 1.25%, 12/15/2017		1,825,000	1,835,804

			61,420,352

Consumer Finance - 0.9%
American Express Co., 2.65%, 12/2/2022		7,207,000	7,222,091
American Express Co.[7], 6.80%, 9/1/2066		1,190,000	1,301,563
Caterpillar Financial Services Corp., 7.05%, 10/1/2018		770,000	988,617
Credit Acceptance Corp., 9.125%, 2/1/2017		465,000	506,850
General Motors Financial Co., Inc.[6], 4.75%, 8/15/2017		730,000	770,150
John Deere Capital Corp., 5.75%, 9/10/2018		2,185,000	2,663,648

			13,452,919

Diversified Financial Services - 1.8%
Bank of America Corp., 5.75%, 8/15/2016		325,000	362,456
Bank of America Corp., 3.30%, 1/11/2023		485,000	491,222
The Bear Stearns Companies LLC, 7.25%, 2/1/2018		1,775,000	2,210,392
Citigroup, Inc., 8.50%, 5/22/2019		6,619,000	8,903,952
Citigroup, Inc., 4.05%, 7/30/2022		1,145,000	1,190,186

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
CME Group, Inc., 3.00%, 9/15/2022	2,085,000	$2,130,343
CNG Holdings, Inc.[6], 9.375%, 5/15/2020	820,000	811,800
CNH Capital LLC, 6.25%, 11/1/2016	435,000	481,763
General Electric Capital Corp., 5.625%, 5/1/2018	1,925,000	2,289,585
General Electric Capital Corp., 5.50%, 1/8/2020	2,705,000	3,252,024
General Electric Capital Corp., 5.30%, 2/11/2021	1,450,000	1,684,516
ING US, Inc. (Netherlands)[6], 2.90%, 2/15/2018	65,000	66,524
ING US, Inc. (Netherlands)[6], 5.50%, 7/15/2022	1,015,000	1,154,187
JPMorgan Chase & Co., 6.30%, 4/23/2019	500,000	615,459
JPMorgan Chase & Co., 4.95%, 3/25/2020	1,255,000	1,460,239
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[6], 7.375%, 10/1/2017	470,000	488,213
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[6], 8.875%, 8/1/2020	905,000	954,775

		28,547,636

Insurance - 2.2%
American International Group, Inc., 4.875%, 6/1/2022	9,095,000	10,476,294
Fidelity & Guaranty Life Holdings, Inc.[6], 6.375%, 4/1/2021	550,000	570,625
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,725,000	1,964,299
First American Financial Corp., 4.30%, 2/1/2023	1,145,000	1,207,915
Genworth Holdings, Inc., 7.625%, 9/24/2021	7,395,000	9,274,535
Genworth Holdings, Inc.[7], 6.15%, 11/15/2066	200,000	188,750
Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	8,285,000	9,818,520

		33,500,938

Real Estate Investment Trusts (REITS) - 2.5%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	510,000	535,621
American Tower Trust I6, 1.551%, 3/15/2018	985,000	995,799
BioMed Realty LP, 3.85%, 4/15/2016	470,000	499,538
Boston Properties LP, 5.875%, 10/15/2019	5,250,000	6,390,815
Camden Property Trust, 5.70%, 5/15/2017	2,270,000	2,605,472

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Corrections Corp. of America[6], 4.125%, 4/1/2020	795,000	$820,837
Digital Realty Trust LP, 5.875%, 2/1/2020	150,000	175,399
Digital Realty Trust LP, 5.25%, 3/15/2021	880,000	1,002,910
HCP, Inc., 6.70%, 1/30/2018	5,355,000	6,526,454
Health Care REIT, Inc., 6.20%, 6/1/2016	520,000	596,487
Health Care REIT, Inc., 4.95%, 1/15/2021	4,100,000	4,653,414
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/2023	1,255,000	1,280,100
Mack-Cali Realty LP, 7.75%, 8/15/2019	700,000	894,706
National Retail Properties, Inc., 3.30%, 4/15/2023	1,120,000	1,120,458
Simon Property Group LP, 10.35%, 4/1/2019	5,410,000	7,868,207
UDR, Inc., 4.625%, 1/10/2022	1,730,000	1,948,449

		37,914,666

Total Financials		238,088,895

Health Care - 0.9%
Biotechnology - 0.4%

Amgen, Inc., 3.45%, 10/1/2020	5,750,000	6,232,822

Health Care Equipment & Supplies - 0.1%
Alere, Inc.[6], 7.25%, 7/1/2018	480,000	517,200
Fresenius Medical Care US Finance, Inc. (Germany), 6.875%, 7/15/2017	225,000	259,875
Fresenius Medical Care US Finance, Inc. (Germany)[6], 6.50%, 9/15/2018	745,000	862,337
Fresenius US Finance II, Inc.[6], 9.00%, 7/15/2015	410,000	472,525

		2,111,937

Health Care Providers & Services - 0.3%
Express Scripts Holding Co., 4.75%, 11/15/2021	1,000,000	1,155,716
Health Management Associates, Inc., 6.125%, 4/15/2016	460,000	507,150
UnitedHealth Group, Inc., 4.70%, 2/15/2021	1,175,000	1,368,054
UnitedHealth Group, Inc., 2.75%, 2/15/2023	630,000	635,009

		3,665,929

Pharmaceuticals - 0.1%
Novartis Securities Investment Ltd. (Switzerland), 5.125%, 2/10/2019	990,000	1,185,917

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International (Canada)[6], 6.75%, 8/15/2021	480,000	$530,400

		1,716,317

Total Health Care		13,727,005

Industrials - 2.0%
Aerospace & Defense - 0.6%
The Boeing Co., 6.00%, 3/15/2019	2,410,000	2,980,474
Bombardier, Inc. (Canada)[6], 4.25%, 1/15/2016	495,000	516,656
Bombardier, Inc. (Canada)[6], 6.125%, 1/15/2023	490,000	529,813
DigitalGlobe, Inc.[6], 5.25%, 2/1/2021	490,000	494,900
Ducommun, Inc., 9.75%, 7/15/2018	695,000	767,975
Honeywell International, Inc., 5.30%, 3/1/2018	405,000	482,696
Textron, Inc., 5.60%, 12/1/2017	3,150,000	3,565,765
Textron, Inc., 7.25%, 10/1/2019	350,000	425,269

		9,763,548

Air Freight & Logistics - 0.4%
Aguila 3 S.A. (Luxembourg)[6], 7.875%, 1/31/2018	535,000	576,463
FedEx Corp., 8.00%, 1/15/2019	4,690,000	6,166,609

		6,743,072

Airlines - 0.2%
Aviation Capital Group Corp.[6], 4.625%, 1/31/2018	490,000	511,122
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	330,000	344,025
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	135,000	142,087
Southwest Airlines Co., 5.25%, 10/1/2014	355,000	374,740
Southwest Airlines Co., 5.75%, 12/15/2016	1,070,000	1,206,980

		2,578,954

Commercial Services & Supplies - 0.3%
Clean Harbors, Inc., 5.25%, 8/1/2020	445,000	470,587
Garda World Security Corp. (Canada)[6], 9.75%, 3/15/2017	475,000	510,625
Waste Management, Inc., 7.375%, 3/11/2019	3,000,000	3,792,288

		4,773,500

Industrial Conglomerates - 0.1%
General Electric Co., 5.25%, 12/6/2017	180,000	212,224

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates (continued)
Tyco Electronics Group S.A. (Switzerland), 4.875%, 1/15/2021	725,000	$813,839

		1,026,063

Machinery - 0.1%
Dynacast International LLC - Dynacast Finance, Inc., 9.25%, 7/15/2019	510,000	563,550
Joy Global, Inc., 5.125%, 10/15/2021	480,000	545,078
Kennametal, Inc., 3.875%, 2/15/2022	1,040,000	1,102,022

		2,210,650

Marine - 0.1%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc., 8.875%, 11/1/2017	705,000	741,131

Professional Services - 0.0%**
FTI Consulting, Inc.[6], 6.00%, 11/15/2022	480,000	512,400

Road & Rail - 0.1%
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	420,000	436,534
Union Pacific Corp., 5.65%, 5/1/2017	175,000	204,107
Union Pacific Corp., 2.95%, 1/15/2023	765,000	797,418

		1,438,059

Trading Companies & Distributors - 0.1%
International Lease Finance Corp., 5.625%, 9/20/2013	345,000	350,175
Rexel S.A.[6], 5.25%, 6/15/2020	790,000	833,450

		1,183,625

Total Industrials		30,971,002

Information Technology - 1.1%
Communications Equipment - 0.0%**
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	350,000	389,375
ViaSat, Inc., 6.875%, 6/15/2020	300,000	327,000

		716,375

Computers & Peripherals - 0.2%
Apple, Inc., 2.40%, 5/3/2023	400,000	399,468
Hewlett-Packard Co., 2.125%, 9/13/2015	1,799,000	1,834,613
Hewlett-Packard Co., 5.50%, 3/1/2018	330,000	372,536

		2,606,617

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., 4.00%, 2/1/2022	275,000	294,099
Corning, Inc., 6.625%, 5/15/2019	3,200,000	3,990,189
Corning, Inc., 4.25%, 8/15/2020	90,000	101,544

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
CPI International, Inc., 8.00%, 2/15/2018	505,000	$528,987

		4,914,819

IT Services - 0.1%
The Western Union Co., 5.253%, 4/1/2020	995,000	1,086,855

Office Electronics - 0.0%**
Xerox Corp.[7], 1.68%, 9/13/2013	540,000	541,639

Software - 0.5%
Autodesk, Inc., 3.60%, 12/15/2022	6,270,000	6,382,484
Interface Security Systems Holdings, Inc. - Interface Security Systems LLC[6], 9.25%, 1/15/2018	490,000	508,375
Nuance Communications, Inc.[6], 5.375%, 8/15/2020	485,000	504,400

		7,395,259

Total Information Technology		17,261,564

Materials - 2.1%
Chemicals - 0.3%
Ashland, Inc.[6], 3.875%, 4/15/2018	510,000	525,300
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	295,000	364,022
Eastman Chemical Co., 3.60%, 8/15/2022	1,190,000	1,263,070
Nufarm Australia Ltd. (Australia)[6], 6.375%, 10/15/2019	945,000	970,987
Rentech Nitrogen Partners LP - Rentech Nitrogen Finance Corp.[6], 6.50%, 4/15/2021	870,000	891,750
Trinseo Materials Operating SCA - Trinseo Materials Finance, Inc. (Luxembourg)[6], 8.75%, 2/1/2019	490,000	490,000

		4,505,129

Containers & Packaging - 0.0%**
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC - Reynolds Group Issuer (Luxembourg) S.A., 5.75%, 10/15/2020	735,000	769,913

Metals & Mining - 1.0%
Allegheny Technologies, Inc., 5.95%, 1/15/2021	705,000	796,035
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	2,280,000	2,903,553
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	555,000	596,528
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	600,000	606,126
Freeport-McMoRan Copper & Gold, Inc.[6], 2.375%, 3/15/2018	80,000	80,575

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022	6,740,000	$6,742,298
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	1,490,000	1,592,177
Shale-Inland Holdings LLC - Shale-Inland Finance Corp.[6], 8.75%, 11/15/2019	485,000	512,887
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	1,020,000	1,047,031

		14,877,210

Paper & Forest Products - 0.8%
International Paper Co., 9.375%, 5/15/2019	7,350,000	10,184,483
International Paper Co., 7.50%, 8/15/2021	620,000	819,235
Smurfit Kappa Acquisitions (Ireland)[6], 4.875%, 9/15/2018	1,265,000	1,312,437

		12,316,155

Total Materials		32,468,407

Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.2%
Digicel Ltd. (Jamaica)[6], 6.00%, 4/15/2021	510,000	511,275
Inmarsat Finance plc (United Kingdom)[6], 7.375%, 12/1/2017	430,000	456,337
UPCB Finance VI Ltd. (Netherlands)[6], 6.875%, 1/15/2022	345,000	378,637
Verizon Communications, Inc., 8.75%, 11/1/2018	513,000	693,030
Windstream Corp., 7.50%, 6/1/2022	660,000	727,650

		2,766,929

Wireless Telecommunication Services - 0.5%
Crown Castle Towers LLC[6], 6.113%, 1/15/2020	390,000	479,241
Crown Castle Towers LLC[6], 4.883%, 8/15/2020	224,000	258,526
SBA Tower Trust[6], 5.101%, 4/17/2017	200,000	223,443
SBA Tower Trust[6], 2.933%, 12/15/2017	1,785,000	1,848,914
SBA Tower Trust[6], 3.598%, 4/15/2018	2,505,000	2,504,286
Telefonica Emisiones S.A.U. (Spain), 3.192%, 4/27/2018	2,000,000	2,024,314

		7,338,724

Total Telecommunication Services		10,105,653

Utilities - 0.5%
Electric Utilities - 0.1%
Southwestern Electric Power Co., 6.45%, 1/15/2019	790,000	963,323

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT 5/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Electric Utilities (continued)
System Energy Resources, Inc., 4.10%, 4/1/2023	935,000	$987,640

		1,950,963

Independent Power Producers & Energy Traders - 0.4%
Exelon Generation Co. LLC, 5.20%, 10/1/2019	5,000,000	5,738,200
Exelon Generation Co. LLC, 4.00%, 10/1/2020	120,000	128,702

		5,866,902

Total Utilities		7,817,865

Total Non-Convertible Corporate Bonds
(Identified Cost $419,186,303)		450,778,346

TOTAL CORPORATE BONDS
(Identified Cost $420,724,011)		452,424,752

MUTUAL FUNDS - 0.3%

iShares Dow Jones US Real Estate Index Fund	14,150	1,039,459
iShares iBoxx $ High Yield Corporate Bond Fund	41,370	3,965,315

TOTAL MUTUAL FUNDS
(Identified Cost $4,711,851)		5,004,774

U.S. TREASURY SECURITIES - 1.8%
U.S. Treasury Notes - 1.8%
U.S. Treasury Note, 2.125%, 12/31/2015	10,300,000	10,802,928
U.S. Treasury Note, 2.00%, 4/30/2016	3,750,000	3,937,500
U.S. Treasury Note, 2.75%, 12/31/2017	9,150,000	10,058,568
U.S. Treasury Note, 3.75%, 11/15/2018	2,250,000	2,616,856

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $25,730,405)		27,415,852

ASSET-BACKED SECURITIES - 0.4%

Americredit Automobile Receivables Trust, Series 2012-5, Class A3, 0.62%, 6/8/2017	1,225,000	1,225,865
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A6, 2.20%, 9/16/2019	2,560,000	2,599,726
FDIC Trust, Series 2011-R1, Class A6, 2.672%, 7/25/2026	1,238,048	1,282,976
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[6], 5.29%, 3/25/2016	170,000	183,148

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[6], 3.74%, 2/25/2017	300,000	$321,638

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $5,492,064)		5,613,353

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.8%

Americold LLC Trust, Series 2010-ARTA, Class A1[6], 3.847%, 1/14/2029	408,024	438,232
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A6, 2.959%, 12/10/2030	910,000	939,030
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[7], 5.729%, 5/10/2045	100,000	112,946
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	1,325,000	1,490,237
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	790,000	853,024
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[7], 5.716%, 9/11/2038	695,000	783,765
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	830,000	938,171
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[6], 3.759%, 4/15/2044	660,000	705,641
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[7], 5.218%, 7/15/2044	480,000	524,760
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[6], 3.156%, 7/10/2046	231,747	243,243
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class A3, 2.853%, 10/15/2045	1,275,000	1,307,630
Commercial Mortgage Trust, Series 2006-GG7, Class A4[7], 5.86%, 7/10/2038	440,000	498,337
Credit Suisse Mortgage Capital Certificates, Series 2013-TH1, Class A1[6,7], 2.13%, 2/25/2043	2,330,236	2,315,707
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[6], 3.742%, 11/10/2046	842,988	904,356
Extended Stay America Trust, Series 2013-ESH7, Class A27[6], 2.958%, 12/5/2031	2,015,000	2,066,761
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class A2, 2.377%, 5/25/2022	1,690,000	1,704,882
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	1,600,000	1,623,474

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,770,000	$1,814,707
FREMF Mortgage Trust, Series 2011-K701, Class B6,7, 4.286%, 7/25/2048	875,000	947,549
FREMF Mortgage Trust, Series 2011-K702, Class B6,7, 4.77%, 4/25/2044	1,250,000	1,383,190
FREMF Mortgage Trust, Series 2013-K502, Class B6,7, 2.729%, 3/25/2045	1,725,000	1,768,808
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[6], 3.849%, 12/10/2043	1,077,356	1,161,480
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[7], 5.294%, 1/12/2043	1,210,000	1,328,371
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[7], 5.201%, 12/15/2044	325,000	356,318
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[7], 5.861%, 4/15/2045	1,075,000	1,218,381
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[6,7], 3.00%, 3/1/2043	2,294,327	2,345,571
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A6, 3.913%, 6/25/2043	606,814	627,904
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5 Class A4, 3.176%, 8/15/2045	880,000	928,041
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A7, 5.23%, 9/15/2042	650,303	701,874
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[6], 3.884%, 9/15/2047	700,000	752,835
Motel 6 Trust, Series 2012-MTL6, Class A2[6], 1.948%, 10/5/2025	1,275,000	1,287,649
Sequoia Mortgage Trust, Series 2013-2, Class A1[7], 1.874%, 2/25/2043	1,809,071	1,788,775
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX6, 4.004%, 9/13/2028	155,000	173,735
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[7], 5.239%, 10/15/2044	87,422	95,404
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[7], 6.011%, 6/15/2045	955,000	1,088,105
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[6], 4.393%, 11/15/2043	265,000	302,994
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918%, 10/15/2045	2,315,000	2,377,655

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES		PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[6], 3.791%, 2/15/2044		1,470,000	$1,580,134
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,815,000	1,878,100

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $42,251,536)			43,357,776

FOREIGN GOVERNMENT BONDS - 2.4%

Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	330,000,000	724,605
Canada Housing Trust No. 1 (Canada)[6], 4.10%, 12/15/2018	CAD	295,000	331,614
Denmark Government Bond (Denmark), 4.00%, 11/15/2017	DKK	1,630,000	336,630
Indonesia Treasury Bond (Indonesia), 7.00%, 5/15/2022	IDR	2,828,000,000	322,757
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	230,000	338,186
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	480,000	714,693
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	295,000	439,103
Italy Buoni Poliennali Del Tesoro (Italy)[6], 5.00%, 3/1/2025	EUR	375,000	537,415
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	77,000,000	792,474
Japan Government Ten Year Bond (Japan), 1.00%, 12/20/2021	JPY	44,400,000	473,385
Japan Government Two Year Bond (Japan), 0.10%, 1/15/2014	JPY	34,000,000	348,766
Japan Government Two Year Bond (Japan), 0.10%, 3/15/2014	JPY	55,300,000	567,209
Korea Treasury Bond (Korea), 4.50%, 3/10/2015	KRW	720,000,000	676,982
Malaysia Government Bond (Malaysia), 3.434%, 8/15/2014	MYR	1,170,000	387,081
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	1,775,000	606,730
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	MXN	12,329,000	1,115,362
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	4,560,000	415,549
Portugal Obrigacoes do Tesouro OT (Portugal), 4.80%, 6/15/2020	EUR	135,000	172,561
Portugal Obrigacoes do Tesouro OT (Portugal), 4.95%, 10/25/2023	EUR	140,000	173,499
Province of Manitoba Canada, Series FH (Canada), 4.90%, 12/6/2016		1,620,000	1,864,942
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017		3,500,000	4,068,050
Province of Nova Scotia Canada (Canada), 5.125%, 1/26/2017		1,250,000	1,446,750
Province of Ontario Canada (Canada), 2.30%, 5/10/2016		7,315,000	7,682,213

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES		PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

FOREIGN GOVERNMENT BONDS (continued)

Province of Quebec Canada (Canada), 5.125%, 11/14/2016		6,600,000	$7,616,400
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	650,000	582,701
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	250,000	351,922
Spain Government Bond (Spain), 4.00%, 4/30/2020	EUR	390,000	528,906
Spain Government Bond (Spain)[6], 5.40%, 1/31/2023	EUR	275,000	397,816
State of Berlin (Germany), 3.00%, 3/29/2016	EUR	240,000	339,375
Sweden Government Bond (Sweden), 4.50%, 8/12/2015	SEK	2,135,000	356,461
Thailand Government Bond (Thailand), 2.80%, 10/10/2017	THB	10,370,000	350,479
United Kingdom Gilt (United Kingdom), 2.75%, 1/22/2015	GBP	315,000	510,546
United Kingdom Gilt (United Kingdom), 1.75%, 1/22/2017	GBP	210,000	341,770
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	430,000	678,888
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	365,000	683,985

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $36,167,253)			37,275,805

U.S. GOVERNMENT AGENCIES - 29.7%

Mortgage-Backed Securities - 9.1%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		1,658,185	1,806,679
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		147,822	161,059
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		187,984	206,433
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		1,045,183	1,138,782
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		244,038	267,987
Fannie Mae, Pool #888815, 4.50%, 11/1/2022		182,326	196,069
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		1,813,193	1,975,568
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024		147,204	157,954
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024		342,091	367,073
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		140,060	152,602
Fannie Mae, Pool #AK7413, 3.00%, 3/1/2027		1,862,591	1,970,059
Fannie Mae, Pool #AO6562, 3.00%, 6/1/2027		307,024	324,739

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AP0000, 3.50%, 7/1/2027	758,693	$809,476
Fannie Mae, Pool #AP7539, 3.00%, 9/1/2027	1,878,178	1,986,545
Fannie Mae, Pool #AB6580, 3.00%, 10/1/2027	511,164	540,657
Fannie Mae, Pool #AL2720, 3.00%, 11/1/2027	1,582,050	1,673,332
Fannie Mae, Pool #AQ4426, 3.00%, 11/1/2027	652,311	689,948
Fannie Mae, Pool #AQ5073, 3.00%, 12/1/2027	181,518	194,260
Fannie Mae, Pool #AQ5190, 3.00%, 12/1/2027	218,453	231,057
Fannie Mae, Pool #AR4926, 3.00%, 1/1/2028	648,880	686,319
Fannie Mae, Pool #AR5885, 3.00%, 1/1/2028	165,563	175,115
Fannie Mae, Pool #AB7722, 3.50%, 1/1/2028	503,784	537,504
Fannie Mae, Pool #AR1092, 3.00%, 2/1/2028	389,242	415,593
Fannie Mae, Pool #AR5986, 3.00%, 2/1/2028	169,885	181,810
Fannie Mae, Pool #AB8457, 3.50%, 2/1/2028	843,529	899,990
Fannie Mae, Pool #AB8601, 3.00%, 3/1/2028	612,486	650,314
Fannie Mae, Pool #AL3301, 3.00%, 3/1/2028	1,354,654	1,432,815
Fannie Mae, Pool #AR6001, 3.00%, 3/1/2028	185,038	198,027
Fannie Mae, Pool #AR6002, 3.00%, 3/1/2028	287,635	307,107
Fannie Mae, Pool #AR6024, 3.00%, 3/1/2028	887,994	939,230
Fannie Mae, Pool #AR8950, 3.00%, 3/1/2028	458,378	484,825
Fannie Mae, Pool #AT3152, 3.00%, 4/1/2028	683,711	729,997
Fannie Mae, Pool #MA1405, 3.00%, 4/1/2028	218,621	231,234
Fannie Mae, Pool #MA1423, 3.50%, 4/1/2028	213,734	228,040
Fannie Mae, Pool #AT2899, 3.00%, 5/1/2028	341,856	361,580
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	123,672	133,458
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	2,449,178	2,679,027

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	290,503	$345,374
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	892,220	977,512
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	960,288	1,044,407
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	450,206	489,643
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	1,090,853	1,195,134
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	3,539,273	3,877,613
Fannie Mae, Pool #933521, 5.00%, 1/1/2038	117,584	127,318
Fannie Mae, Pool #972107, 5.00%, 2/1/2038	189,346	208,908
Fannie Mae, Pool #889260, 5.00%, 4/1/2038	116,394	126,029
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	2,320,325	2,539,238
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	275,057	297,827
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	293,800	318,122
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	2,500,846	2,740,291
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	3,711,988	4,066,838
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	2,100,638	2,299,592
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	97,606	106,815
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	250,529	274,165
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	519,322	568,318
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	448,503	491,378
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	288,400	315,609
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	146,997	160,866
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	118,483	129,662
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	244,993	265,274
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	242,765	263,317
Fannie Mae, Pool #988811, 6.00%, 1/1/2039	207,463	227,037

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	387,300	$420,088
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	2,843,595	3,066,833
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	944,089	1,026,789
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	3,528,853	3,874,010
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	556,412	608,386
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	266,853	289,445
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	479,777	520,394
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	3,761,646	4,056,957
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	213,019	231,052
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	372,993	404,978
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	5,250,343	5,745,691
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	1,402,591	1,534,330
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	6,176,871	6,759,633
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	3,281,074	3,594,731
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	8,389,651	9,181,178
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	2,357,634	2,542,722
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	946,858	1,022,967
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	660,178	713,243
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	2,323,892	2,512,711
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	604,172	652,736
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	616,785	665,587
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	235,474	258,690
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	171,238	188,120
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	235,715	261,359
Freddie Mac, Pool #E09019, 3.00%, 12/1/2027	418,957	444,317

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #E09022, 3.00%, 1/1/2028	223,760	$237,305
Freddie Mac, Pool #J22551, 3.00%, 1/1/2028	422,821	446,565
Freddie Mac, Pool #J22427, 3.00%, 2/1/2028	338,472	360,970
Freddie Mac, Pool #G14708, 3.50%, 2/1/2028	510,290	547,442
Freddie Mac, Pool #E09026, 3.00%, 3/1/2028	1,136,473	1,205,265
Freddie Mac, Pool #E09029, 3.00%, 3/1/2028	1,021,060	1,082,866
Freddie Mac, Pool #J23444, 3.00%, 4/1/2028	208,731	221,366
Freddie Mac, Pool #G08216, 5.50%, 8/1/2037	1,494,846	1,614,112
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	217,269	236,817
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	730,187	788,445
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	2,765,591	3,014,413
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	3,244,161	3,502,805
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	1,690,096	1,824,941
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	717,196	774,418
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	628,008	678,114
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	1,698,737	1,834,271
Freddie Mac, Pool #G04471, 5.50%, 7/1/2038	296,669	320,339
Freddie Mac, Pool #G04776, 5.50%, 7/1/2038	1,959,568	2,115,912
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	1,300,864	1,409,329
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	2,621,000	2,830,117
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	2,318,913	2,503,928
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	4,348,984	4,657,362
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	1,582,745	1,709,024
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	1,336,780	1,443,435
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	560,650	611,092

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	333,457	$363,458
Freddie Mac, Pool #G07104, 5.50%, 5/1/2040	1,328,069	1,443,990
Freddie Mac, Pool #G06789, 6.00%, 5/1/2040	1,588,427	1,731,339
Ginnie Mae, Pool #671161, 5.50%, 11/15/2037	177,290	193,822

Total Mortgage-Backed Securities
(Identified Cost $138,531,705)		139,858,760

Other Agencies - 20.6%
Fannie Mae, 0.625%, 10/30/2014	12,000,000	12,072,600
Fannie Mae, 0.50%, 5/27/2015	32,000,000	32,137,664
Fannie Mae, 2.375%, 7/28/2015	11,500,000	12,027,747
Fannie Mae, 0.50%, 9/28/2015	23,000,000	23,084,916
Fannie Mae, 0.375%, 12/21/2015	14,000,000	14,001,330
Fannie Mae, 5.25%, 9/15/2016	7,000,000	8,114,715
Fannie Mae, 1.375%, 11/15/2016	20,000,000	20,630,600
Fannie Mae, 0.875%, 8/28/2017	31,000,000	31,241,087
Federal Farm Credit Bank, 5.125%, 8/25/2016	2,640,000	3,046,111
Federal Home Loan Bank, 5.00%, 11/17/2017	5,985,000	7,134,844
Freddie Mac, 0.875%, 10/28/2013	24,000,000	24,087,984
Freddie Mac, 2.875%, 2/9/2015	9,110,000	9,532,722
Freddie Mac, 0.50%, 5/13/2016	7,000,000	7,019,397
Freddie Mac, 2.00%, 8/25/2016	21,500,000	22,580,784
Freddie Mac, 1.00%, 3/8/2017	5,000,000	5,081,870
Freddie Mac, 1.25%, 5/12/2017	18,000,000	18,474,012
Freddie Mac, 0.875%, 3/7/2018	15,000,000	15,057,420
Freddie Mac, 3.75%, 3/27/2019	15,000,000	17,324,895
Freddie Mac, 2.375%, 1/13/2022	24,584,000	25,849,166
Freddie Mac, 6.25%, 7/15/2032	6,215,000	9,270,058

Total Other Agencies
(Identified Cost $311,902,362)		317,769,922

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $450,434,067)		457,628,682

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 1.8%

Dreyfus Cash Management, Inc. - Institutional Shares[8], 0.05%,
(Identified Cost $ 27,705,426)	27,705,426	$27,705,426

TOTAL INVESTMENTS - 100.1%
(Identified Cost $ 1,421,757,167)		1,540,389,074
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(806,366)

NET ASSETS - 100%		$1,539,582,708

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT APRIL 30, 2013[9] :
SETTLEMENT DATE	CONTRACTS TO DELIVER	IN EXCHANGE FOR	CONTRACTS AT VALUE	UNREALIZED DEPRECIATION
05/08/2013	EUR 1,800,000	$2,339,496	$2,370,636	$(31,140)
06/06/2013	JPY 106,500,000	$1,074,856	$1,092,681	$(17,825)

ADR - American Depository Receipt

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

DKK - Danish Krone

EUR - Euro

GBP - British Pound

IDR - Indonesian Rupiah

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

* Non-income producing security.

** Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Traded on Canadian Stock Exchange.

3Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

4The rate shown is a fixed rate as of April 30, 2013; the rate becomes floating, based on LIBOR plus a spread, in 2022.

5Amount is stated in USD unless otherwise noted.

6Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $116,793,542 or 7.59%, of the Series’ net assets as of April 30, 2013 (see Note 2 to the financial statements).

7The coupon rate is floating and is the effective rate as of April 30, 2013.

8Rate shown is the current yield as of April 30, 2013.

9The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series

April 30, 2013 (unaudited)

ASSETS:

Investments, at value (identified cost $1,421,757,167) (Note 2)	$1,540,389,074
Cash	751,449
Foreign currency (identified cost $315,482)	315,469
Receivable for fund shares sold	8,657,694
Interest receivable	7,639,539
Receivable for securities sold	1,440,398
Dividends receivable	531,839
Foreign tax reclaims receivable	175,613
Prepaid and other expenses	4,341

TOTAL ASSETS	1,559,905,416

LIABILITIES:

Accrued management fees (Note 3)	745,004
Accrued shareholder services fees (Class S) (Note 3)	178,917
Accrued distribution and service (Rule 12b-1) fees (Class C) (Class R) (Note 3)	90,848
Accrued fund accounting and administration fees (Note 3)	46,174
Accrued transfer agent fees (Note 3)	41,214
Accrued Chief Compliance Officer service fees (Note 3)	167
Payable for securities purchased	17,919,767
Payable for fund shares repurchased	1,117,688
Unrealized depreciation on foreign forward currency exchange contracts (Note 2)	48,965
Accrued foreign capital gains tax (Note 2)	2,258
Other payables and accrued expenses	131,706

TOTAL LIABILITIES	20,322,708

TOTAL NET ASSETS	$1,539,582,708

NET ASSETS CONSIST OF:

Capital stock	$1,177,374
Additional paid-in-capital	1,391,061,318
Undistributed net investment income	6,176,359
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	22,577,400
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	118,590,257

TOTAL NET ASSETS	$1,539,582,708

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series

April 30, 2013 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($1,107,945,195/79,014,016 shares)	$14.02

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($295,946,293/26,262,970 shares)	$11.27

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class C ($93,195,526/8,556,537 shares)	$10.89

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($42,495,694/3,903,871 shares)	$10.89

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Conservative Term Series

For the Six Months Ended April 30, 2013 (unaudited)

INVESTMENT INCOME:

Interest	$11,421,428
Dividends (net of foreign taxes withheld, $128,460)	5,487,840

Total Investment Income	16,909,268

EXPENSES:

Management fees (Note 3)	4,196,825
Shareholder services fees (Class S) (Note 3)	1,016,265
Distribution and service (Rule 12b-1) fees (Class C) (Note 3)	399,907
Fund accounting and administration fees (Note 3)	130,440
Transfer agent fees (Note 3)	114,440
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	92,762
Directors’ fees (Note 3)	13,354
Chief Compliance Officer service fees (Note 3)	1,116
Custodian fees	58,551
Miscellaneous	184,456

Total Expenses	6,208,116

NET INVESTMENT INCOME	10,701,152

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	25,979,795
Foreign currency and translation of other assets and liabilities	(134,240)

25,845,555

Net change in unrealized appreciation (depreciation) on-
Investments	47,514,298
Foreign currency and translation of other assets and liabilities	(43,707)

47,470,591

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	73,316,146

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$84,017,298

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Conservative Term Series

	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEAR ENDED 10/31/12
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$10,701,152	$20,049,842
Net realized gain on investments and foreign currency	25,845,555	27,785,875
Net change in unrealized appreciation (depreciation) on investments and foreign currency	47,470,591	37,011,895

Net increase from operations	84,017,298	84,847,612

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(8,545,683)	(15,950,542)
From net investment income (Class I)	(3,014,305)	(4,666,555)
From net investment income (Class C)	(548,109)	(818,634)
From net investment income (Class R)	(332,723)	(291,148)
From net realized gain on investments (Class S)	(21,212,380)	(14,036,267)
From net realized gain on investments (Class I)	(6,649,604)	(3,415,773)
From net realized gain on investments (Class C)	(2,048,612)	(925,150)
From net realized gain on investments (Class R)	(927,955)	(105,151)

Total distributions to shareholders	(43,279,371)	(40,209,220)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	170,087,049	186,355,904

Net increase in net assets	210,824,976	230,994,296

NET ASSETS:

Beginning of period	1,328,757,732	1,097,763,436

End of period (including undistributed net investment income of $6,176,359 and $7,916,027, respectively)	$1,539,582,708	$1,328,757,732

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class S

	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED
		10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.62	$13.16	$13.37	$12.21	$11.13	$12.74

Income (loss) from investment operations:
Net investment income	0.10 [1]	0.22 [1]	0.25 [1]	0.29 [1]	0.23 [1]	0.24
Net realized and unrealized gain (loss) on investments	0.71	0.69	0.12	1.07	1.07	(1.15)

Total from investment operations	0.81	0.91	0.37	1.36	1.30	(0.91)

Less distributions to shareholders:
From net investment income	(0.12)	(0.24)	(0.24)	(0.20)	(0.22)	(0.27)
From net realized gain on investments	(0.29)	(0.21)	(0.34)	—	—	(0.43)

Total distributions to shareholders	(0.41)	(0.45)	(0.58)	(0.20)	(0.22)	(0.70)

Net asset value - End of period	$14.02	$13.62	$13.16	$13.37	$12.21	$11.13

Net assets - End of period (000’s omitted)	$1,107,945	$973,964	$870,693	$683,681	$328,201	$139,174

Total return[2]	6.11%	7.15%	2.87%	11.26%	11.83%	(7.52%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.87%[3]	0.88%	0.89%	0.90%	0.90%	0.92%
Net investment income	1.55%[3]	1.65%	1.87%	2.28%	1.97%	2.33%
Series portfolio turnover	18%	54%	25%	42%	47%	45%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	0.00%[4]	0.03%	0.05%
1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class I

	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED				FOR THE PERIOD 3/28/08[1] TO 10/31/08
		10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.03	$10.75	$11.03	$10.11	$9.27	$10.00

Income (loss) from investment operations:
Net investment income	0.10 [2]	0.20 [2]	0.22 [2]	0.26 [2]	0.21 [2]	0.06
Net realized and unrealized gain (loss) on investments	0.56	0.55	0.10	0.88	0.87	(0.74)

Total from investment operations	0.66	0.75	0.32	1.14	1.08	(0.68)

Less distributions to shareholders:
From net investment income	(0.13)	(0.26)	(0.26)	(0.22)	(0.24)	(0.05)
From net realized gain on investments	(0.29)	(0.21)	(0.34)	—	—	—

Total distributions to shareholders	(0.42)	(0.47)	(0.60)	(0.22)	(0.24)	(0.05)

Net asset value - End of period	$11.27	$11.03	$10.75	$11.03	$10.11	$9.27

Net assets - End of period (000’s omitted)	$295,946	$249,566	$181,345	$139,399	$95,879	$77

Total return[3]	6.24%	7.34%	3.07%	11.49%	11.94%	(6.81%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.67%[4]	0.68%	0.69%	0.70%	0.70%	0.70%[4]
Net investment income	1.75%[4]	1.84%	2.07%	2.48%	2.17%	1.81%[4]
Series portfolio turnover	18%	54%	25%	42%	47%	45%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	0.00%[5]	0.03%	0.15%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class C

	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED		FOR THE PERIOD
	4/30/13 (UNAUDITED)	10/31/12	10/31/11	1/4/10[1] TO 10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.68	$10.42	$10.73	$10.00

Income from investment operations:
Net investment income[2]	0.04	0.09	0.11	0.12
Net realized and unrealized gain on investments	0.54	0.55	0.10	0.68

Total from investment operations	0.58	0.64	0.21	0.80

Less distributions to shareholders:
From net investment income	(0.08)	(0.17)	(0.18)	(0.07)
From net realized gain on investments	(0.29)	(0.21)	(0.34)	—

Total distributions to shareholders	(0.37)	(0.38)	(0.52)	(0.07)

Net asset value - End of period	$10.89	$10.68	$10.42	$10.73

Net assets - End of period (000’s omitted)	$93,196	$72,239	$42,898	$17,514

Total return[3]	5.61%	6.42%	2.06%	8.03%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.67%[4]	1.69%	1.69%	1.70%[4]
Net investment income	0.75%[4]	0.84%	1.03%	1.43%[4]
Series portfolio turnover	18%	54%	25%	42%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	0.00%[4,5]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class R

	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED		FOR THE PERIOD 6/30/10[1] TO 10/31/10
		10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.67	$10.44	$10.76	$10.00

Income from investment operations:
Net investment income[2]	0.07	0.14	0.13	0.05
Net realized and unrealized gain on investments	0.55	0.54	0.13	0.71

Total from investment operations	0.62	0.68	0.26	0.76

Less distributions to shareholders:
From net investment income	(0.11)	(0.24)	(0.24)	—
From net realized gain on investments	(0.29)	(0.21)	(0.34)	—

Total distributions to shareholders	(0.40)	(0.45)	(0.58)	—

Net asset value - End of period	$10.89	$10.67	$10.44	$10.76

Net assets - End of period (000’s omitted)	$42,496	$32,988	$2,828	$1

Total return[3]	5.98%	6.85%	2.61%	7.60%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.17%[4]	1.19%	1.19%	1.20%[4]
Net investment income	1.24%[4]	1.32%	1.31%	1.51%[4]
Series portfolio turnover	18%	54%	25%	42%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Moderate Term Series

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/12	ENDING ACCOUNT VALUE 4/30/13	EXPENSES PAID DURING PERIOD 11/1/12-4/30/13*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,081.30	$5.52	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.49	$5.36	1.07%
Class I
Actual	$1,000.00	$1,082.50	$4.23	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.73	$4.11	0.82%
Class C
Actual	$1,000.00	$1,077.10	$9.37	1.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.77	$9.10	1.82%
Class R
Actual	$1,000.00	$1,079.50	$6.81	1.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.61	1.32%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Portfolio Composition - Pro-Blend® Moderate Term Series

As of April 30, 2013 (unaudited)

Sector Allocation[3]
Financials	18.6%
Consumer Discretionary	9.9%
Information Technology	8.8%
Energy	7.2%
Health Care	6.8%
Materials	4.9%
Industrials	4.5%
Consumer Staples	2.9%
Telecommunication Services	1.9%
Utilities	0.4%

[3]Including common stocks, preferred stocks, and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[4]
Hess Corp.	2.6%
EMC Corp.	1.8%
Juniper Networks, Inc.	1.1%
Alcoa, Inc.	1.1%
DIRECTV	1.1%
Electronic Arts, Inc.	1.1%
The Walt Disney Co.	1.0%
Monsanto Co.	1.0%
Time Warner, Inc.	1.0%
Viacom, Inc. - Class B	1.0%

4 As a percentage of total investments.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 42.0%

Consumer Discretionary - 7.3%
Auto Components - 0.1%
F.C.C. Co. Ltd. (Japan)[1]	8,700	$220,556
Hankook Tire Co. Ltd. (South Korea)[1]	10,712	466,718
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	9,200	222,259
Nissin Kogyo Co. Ltd. (Japan)[1]	12,500	276,423

		1,185,956

Automobiles - 0.1%
Hyundai Motor Co. (South Korea)[1]	1,200	217,900
Tesla Motors, Inc.*	13,310	718,607
Toyota Motor Corp. (Japan)[1]	4,900	284,385

		1,220,892

Distributors - 0.0%**
Inchcape plc (United Kingdom)[1]	30,980	241,511

Diversified Consumer Services - 0.0%**
Anhanguera Educacional Participacoes S.A. (Brazil)	22,890	411,866

Hotels, Restaurants & Leisure - 0.9%
Accor S.A. (France)[1]	185,480	6,141,525
Arcos Dorados Holdings, Inc. (Argentina)	10,350	140,967
BJ’s Restaurants, Inc.*	9,100	312,130
Hyatt Hotels Corp. - Class A*	6,010	256,507
InterContinental Hotels Group plc (United Kingdom)[1]	19,637	580,197
Orient-Express Hotels Ltd. - ADR - Class A*	46,090	465,509
Yum! Brands, Inc.	82,850	5,643,742

		13,540,577

Household Durables - 0.2%
DR Horton, Inc.	25,260	658,781
Lennar Corp. - Class A	20,240	834,293
LG Electronics, Inc. (South Korea)[1]	5,610	449,658
NVR, Inc.*	330	339,900
Rodobens Negocios Imobiliarios S.A. (Brazil)	36,860	269,898
Toll Brothers, Inc.*	16,510	566,458

		3,118,988

Internet & Catalog Retail - 0.2%
Amazon.com, Inc.*	2,700	685,287
HomeAway, Inc.*	36,930	1,128,212
Ocado Group plc (United Kingdom)*[1]	246,110	649,901
Shutterfly, Inc.*	21,830	972,090

		3,435,490

Leisure Equipment & Products - 0.0%**
Nikon Corp. (Japan)[1]	6,600	143,656

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Media - 5.4%
British Sky Broadcasting Group plc (United Kingdom)[1]	24,870	$325,939
DIRECTV*	287,460	16,258,738
Imax Corp. (Canada)*	17,710	452,136
Mediaset Espana Comunicacion S.A. (Spain)*[1]	119,970	940,332
News Corp. - Class A	276,760	8,571,257
Reed Elsevier plc - ADR (United Kingdom)	4,434	206,713
Societe Television Francaise 1 (France)[1]	40,510	428,012
Starz - Liberty Capital*	172,640	4,036,323
Time Warner, Inc.	250,150	14,953,967
Valassis Communications, Inc.	22,870	586,158
Viacom, Inc. - Class B	230,350	14,740,097
The Walt Disney Co.	244,780	15,381,975
Wolters Kluwer N.V. (Netherlands)[1]	16,530	365,785
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	135,390	608,010

		77,855,442

Multiline Retail - 0.1%
Marks & Spencer Group plc (United Kingdom)[1]	33,630	214,063
PPR (France)[1]	1,625	357,940

		572,003

Specialty Retail - 0.2%
Aeropostale, Inc.*	22,820	334,541
American Eagle Outfitters, Inc.	11,490	223,481
Belle International Holdings Ltd. (Hong Kong)[1]	229,900	375,848
Chico’s FAS, Inc.	10,430	190,556
China ZhengTong Auto Services Holdings Ltd.*[1]	181,000	112,337
Dick’s Sporting Goods, Inc.	11,070	532,467
Group 1 Automotive, Inc.	3,290	198,979
Hennes & Mauritz AB - Class B (Sweden)[1]	6,690	237,586
Komeri Co. Ltd. (Japan)[1]	4,800	149,264
Penske Automotive Group, Inc.	6,560	202,835
Rent-A-Center, Inc.	10,320	360,478
Select Comfort Corp.*	4,210	89,336
Sonic Automotive, Inc. - Class A	10,550	231,995

		3,239,703

Textiles, Apparel & Luxury Goods - 0.1%
Adidas AG (Germany)[1]	4,150	433,954
Burberry Group plc (United Kingdom)[1]	13,620	283,341

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
Daphne International Holdings Ltd. (China)[1]	288,000	$300,289
Hugo Boss AG (Germany)*[1]	1,880	219,113

		1,236,697

Total Consumer Discretionary		106,202,781

Consumer Staples - 2.5%
Beverages - 0.2%
C&C Group plc (Ireland)*[1]	82,070	509,819
Carlsberg A/S - Class B (Denmark)[1]	5,800	539,216
Cia Cervecerias Unidas S.A. - ADR (Chile)	9,075	313,360
Diageo plc (United Kingdom)[1]	22,700	693,203
Kirin Holdings Co. Ltd. (Japan)[1]	30,000	524,969
SABMiller plc (United Kingdom)[1]	3,710	200,181
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	66,000	442,703

		3,223,451

Food & Staples Retailing - 0.2%
Carrefour S.A. (France)[1]	23,260	690,802
Casino Guichard-Perrachon S.A. (France)[1]	2,420	261,757
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	55,640	431,289
The Fresh Market, Inc.*	1,900	77,767
Koninklijke Ahold N.V. (Netherlands)[1]	11,940	188,619
Tesco plc (United Kingdom)[1]	182,805	1,039,792
Whole Foods Market, Inc.	2,310	204,019

		2,894,045

Food Products - 1.9%
Annie’s, Inc.*	1,470	55,551
Barry Callebaut AG (Switzerland)[1]	370	361,491
Biostime International Holdings Ltd. (China)[1]	41,500	239,463
Charoen Pokphand Foods PCL (Thailand)[1]	482,180	522,001
Danone S.A. (France)[1]	11,190	853,441
Glanbia plc (Ireland)*[1]	8,820	117,897
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	138,570	451,351
Kraft Foods Group, Inc.	82,953	4,271,250
M Dias Branco S.A. (Brazil)	5,100	228,088
Mondelez International, Inc. - Class A	249,660	7,851,807
Unilever plc - ADR (United Kingdom)	302,529	13,105,556

		28,057,896

Personal Products - 0.1%
Beiersdorf AG (Germany)[1]	3,150	285,334
Kao Corp. (Japan)[1]	10,300	356,154

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products (continued)
Natura Cosmeticos S.A. (Brazil)	9,100	$228,051

		869,539

Tobacco - 0.1%
Gudang Garam Tbk PT (Indonesia)[1]	38,000	193,316
Swedish Match AB (Sweden)[1]	12,920	448,201

		641,517

Total Consumer Staples		35,686,448

Energy - 5.8%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	200,290	9,091,163
Bourbon S.A. (France)[1]	1,950	53,247
Calfrac Well Services Ltd. (Canada)	17,630	447,815
CARBO Ceramics, Inc.	970	68,531
Cie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	8,858	191,622
Gulfmark Offshore, Inc. - Class A	2,680	111,542
Hornbeck Offshore Services, Inc.*	2,900	130,268
ION Geophysical Corp.*	32,500	202,800
Key Energy Services, Inc.*	12,140	72,112
National Oilwell Varco, Inc.	1,250	81,525
Petroleum Geo-Services ASA (Norway)[1]	16,200	238,017
Schlumberger Ltd.	147,015	10,942,326
SPT Energy Group, Inc. (China)[1]	114,000	55,726
Trican Well Service Ltd. (Canada)	40,240	525,642
Weatherford International Ltd. - ADR*	627,720	8,028,539

		30,240,875

Oil, Gas & Consumable Fuels - 3.7%
Apache Corp.	35,870	2,650,076
Cameco Corp. (Canada)	18,770	366,203
Cloud Peak Energy, Inc.*	22,330	436,328
Encana Corp. (Canada)	25,570	471,767
EOG Resources, Inc.	31,850	3,858,946
Hess Corp.	538,740	38,886,253
Pacific Rubiales Energy Corp. (Colombia)	12,470	263,647
Paladin Energy Ltd. (Australia)*[2]	215,400	173,184
Range Resources Corp.	81,210	5,970,559
Royal Dutch Shell plc - Class B (Netherlands)[1]	6,202	217,550
Royal Dutch Shell plc - Class B - ADR (Netherlands)	6,790	473,874
Statoil ASA (Norway)[1]	12,290	300,876
Talisman Energy, Inc. (Canada)	39,250	470,634

		54,539,897

Total Energy		84,780,772

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials - 4.9%
Commercial Banks - 0.1%
Cathay General Bancorp.	15,050	$296,635
Hong Leong Financial Group Berhad (Malaysia)[1]	117,900	600,641
HSBC Holdings plc (United Kingdom)[1]	32,900	360,320
ICICI Bank Ltd. - ADR (India)	7,650	358,173
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	106,000	532,704

		2,148,473

Consumer Finance - 0.6%
American Express Co.	118,500	8,106,585
DFC Global Corp.*	16,140	217,890

		8,324,475

Diversified Financial Services - 1.0%
JSE Ltd. (South Africa)[1]	197,380	1,687,084
MarketAxess Holdings, Inc.	16,050	679,236
The McGraw-Hill Companies, Inc.	209,200	11,319,812
MSCI, Inc.*	19,820	675,862

		14,361,994

Insurance - 0.4%
Admiral Group plc (United Kingdom)[1]	63,540	1,265,715
Allianz SE (Germany)[1]	7,010	1,036,923
AXA S.A. (France)[1]	11,080	207,491
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	131,700	1,398,130
Mapfre S.A. (Spain)[1]	204,600	749,361
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,525	706,080
Zurich Insurance Group AG (Switzerland)[1]	1,580	441,518

		5,805,218

Real Estate Investment Trusts (REITS) - 2.8%
Agree Realty Corp.	20,700	622,449
Alexandria Real Estate Equities, Inc.	25,340	1,843,992
Alstria Office REIT AG (Germany)[1]	38,200	462,829
American Assets Trust, Inc.	12,960	437,530
American Campus Communities, Inc.	14,830	662,011
Apartment Investment & Management Co. - Class A	14,110	438,962
Associated Estates Realty Corp.	30,940	552,898
AvalonBay Communities, Inc.	3,230	429,719
BioMed Realty Trust, Inc.	161,140	3,627,262
Boston Properties, Inc.	8,650	946,569
Camden Property Trust	6,420	464,423
Cedar Realty Trust, Inc.	97,860	627,283
Coresite Realty Corp.	24,760	895,817
Corporate Office Properties Trust	118,450	3,433,865

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
CubeSmart	30,510	$536,061
Digital Realty Trust, Inc.	48,190	3,398,359
DuPont Fabros Technology, Inc.	141,380	3,554,293
Education Realty Trust, Inc.	32,910	361,681
Equity Lifestyle Properties, Inc.	5,200	422,500
Equity One, Inc.	18,930	482,526
Equity Residential	7,740	449,385
General Growth Properties, Inc.	30,160	685,235
HCP, Inc.	17,310	922,623
Health Care REIT, Inc.	17,790	1,333,716
Healthcare Realty Trust, Inc.	10,040	301,401
Healthcare Trust of America, Inc.*	43,230	539,511
Home Properties, Inc.	10,250	660,715
Host Hotels & Resorts, Inc.	53,994	986,470
Kimco Realty Corp.	37,820	899,360
Land Securities Group plc (United Kingdom)[1]	31,610	429,412
The Macerich Co.	4,210	294,911
Mack-Cali Realty Corp.	22,970	637,877
Mid-America Apartment Communities, Inc.	9,110	626,130
National Retail Properties, Inc.	15,760	625,357
Pebblebrook Hotel Trust	49,230	1,337,087
Potlatch Corp.	3,130	148,205
Public Storage	2,630	433,950
Realty Income Corp.	6,480	330,286
Simon Property Group, Inc.	9,630	1,714,814
Sovran Self Storage, Inc.	12,950	888,370
Tanger Factory Outlet Centers	6,410	237,939
Taubman Centers, Inc.	3,490	298,430
UDR, Inc.	29,900	734,942
Unibail-Rodamco SE (France)[1]	1,410	368,595
Vornado Realty Trust	1,490	130,464

		40,216,214

Real Estate Management & Development - 0.0%**
General Shopping Brasil S.A. (Brazil)*	109,330	672,127

Thrifts & Mortgage Finance - 0.0%**
Aareal Bank AG (Germany)*[1]	8,370	201,724

Total Financials		71,730,225

Health Care - 5.9%
Biotechnology - 0.4%
Green Cross Corp. - Rights (South Korea)*[1]	916	26,207
Green Cross Corp. (South Korea)[1]	11,580	1,589,844
Incyte Corp. Ltd.*	25,490	564,604
Myriad Genetics, Inc.*	72,740	2,025,809

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Biotechnology (continued)
Protalix BioTherapeutics, Inc.*	95,650	$542,335
Seattle Genetics, Inc.*	31,620	1,168,359

		5,917,158

Health Care Equipment & Supplies - 1.7%
Alere, Inc.*	73,400	1,884,912
Becton, Dickinson and Co.	85,380	8,051,334
BioMerieux (France)[1]	10,240	973,523
Carl Zeiss Meditec AG (Germany)[1]	12,060	369,684
The Cooper Companies, Inc.	8,780	969,312
DexCom, Inc.*	118,300	1,941,303
GN Store Nord A/S (Denmark)[1]	39,500	722,427
HeartWare International, Inc.*	9,220	896,184
Insulet Corp.*	73,270	1,849,335
Mindray Medical International Ltd. - ADR (China)	29,600	1,168,904
Neogen Corp.*	7,610	386,816
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	1,394,700	1,343,524
Sirona Dental Systems, Inc.*	15,040	1,106,042
Sonova Holding AG (Switzerland)[1]	11,480	1,250,610
Straumann Holding AG (Switzerland)[1]	5,370	704,953
Thoratec Corp.*	22,580	817,396
Volcano Corp.*	21,790	442,119

		24,878,378

Health Care Providers & Services - 0.1%
Life Healthcare Group Holdings Ltd. (South Africa)[1]	19,899	84,067
Odontoprev S.A. (Brazil)	37,730	188,202
Qualicorp S.A. (Brazil)*	87,570	852,174
Sonic Healthcare Ltd. (Australia)[1]	80,860	1,111,299

		2,235,742

Health Care Technology - 1.1%
Cerner Corp.*	149,438	14,461,115
Greenway Medical Technologies, Inc.*	81,290	1,094,976

		15,556,091

Life Sciences Tools & Services - 0.5%
Gerresheimer AG (Germany)[1]	3,210	183,414
Lonza Group AG (Switzerland)[1]	18,320	1,276,575
QIAGEN N.V. (Netherlands)*[1]	7,640	151,442
QIAGEN N.V. - ADR (Netherlands)*	277,450	5,515,706

		7,127,137

Pharmaceuticals - 2.1%
AstraZeneca plc (United Kingdom)[1]	1,890	98,131
AstraZeneca plc - ADR (United Kingdom)	11,950	620,444

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Bayer AG (Germany)[1]	9,575	$1,001,033
GlaxoSmithKline plc (United Kingdom)[1]	12,270	316,584
Johnson & Johnson	146,920	12,521,992
Novo Nordisk A/S - Class B (Denmark)[1]	74,630	13,136,733
Shire plc (Ireland)[1]	16,965	528,833
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	2,400	131,764
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	7,240	277,220
UCB S.A. (Belgium)[1]	12,340	728,286
ViroPharma, Inc.*	24,200	659,450

		30,020,470

Total Health Care		85,734,976

Industrials - 2.9%
Airlines - 0.7%
Ryanair Holdings plc - ADR (Ireland)	11,310	490,175
Southwest Airlines Co.	568,715	7,791,395
Spirit Airlines, Inc.*	25,850	690,195
US Airways Group, Inc.*	48,980	827,762

		9,799,527

Commercial Services & Supplies - 0.0%**
Aggreko plc (United Kingdom)[1]	9,720	269,444
Interface, Inc.	6,660	111,488
Tomra Systems ASA (Norway)[1]	49,750	465,880

		846,812

Electrical Equipment - 0.2%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	17,600	397,232
Alstom S.A. (France)[1]	15,620	641,485
Nexans S.A. (France)[1]	2,630	120,849
Polypore International, Inc.*	17,960	753,063
Prysmian S.p.A. (Italy)[1]	6,220	125,548
Schneider Electric S.A. (France)[1]	3,960	301,897

		2,340,074

Industrial Conglomerates - 0.1%
Siemens AG (Germany)[1]	16,600	1,734,485

Machinery - 1.2%
AGCO Corp.	4,370	232,703
Astec Industries, Inc.	2,450	80,433
FANUC Corp. (Japan)[1]	7,400	1,117,046
Graham Corp.	4,560	110,808
Joy Global, Inc.	101,560	5,740,171
Kennametal, Inc.	5,760	230,343

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
KUKA AG (Germany)*[1]	2,930	$132,654
Pall Corp	116,030	7,740,361
Pentair Ltd. - ADR	6,900	375,015
Titan International, Inc	11,250	250,987
Turk Traktor ve Ziraat Makineleri AS (Turkey)[1]	20,300	768,264
Wabash National Corp.*	43,950	414,449
Westport Innovations, Inc. - ADR (Canada)*	29,170	906,312
Xylem, Inc	7,580	210,345

		18,309,891

Marine - 0.1%
Baltic Trading Ltd	30,380	105,419
D/S Norden A/S (Denmark)[1]	6,410	198,416
Diana Shipping, Inc. - ADR (Greece)*	4,820	45,742
Mitsui OSK Lines Ltd. (Japan)*[1]	29,000	120,766
Nippon Yusen Kabushiki Kaisha (Japan)[1]	37,000	96,591
Pacific Basin Shipping Ltd. (Hong Kong)[1]	89,000	50,912
Precious Shipping PCL (Thailand)[1]	276,900	168,159
Sinotrans Shipping Ltd. (China)[1]	1,078,000	264,339

		1,050,344

Professional Services - 0.4%
Adecco S.A. (Switzerland)[1]	97,650	5,223,178
ALS Ltd. (Australia)[1]	18,990	193,033
Experian plc (United Kingdom)[1]	20,290	356,997

		5,773,208

Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)[1]	2,380	406,412
Fastenal Co	3,700	181,485
Mills Estruturas e Servicos de Engenharia S.A. (Brazil)	26,800	440,427
MSC Industrial Direct Co., Inc. - Class A	1,060	83,528

		1,111,852

Transportation Infrastructure - 0.1%
Groupe Eurotunnel S.A. (France)[1]	74,880	627,362
Koninklijke Vopak N.V. (Netherlands)[1]	2,800	155,057
Malaysia Airports Holdings Berhad (Malaysia)[1]	425,420	841,751

		1,624,170

Total Industrials		42,590,363

Information Technology - 8.2%
Communications Equipment - 2.1%
Alcatel-Lucent - ADR (France)*	247,200	338,664

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Communications Equipment (continued)
Infinera Corp.*	121,920	$1,026,566
Juniper Networks, Inc.*	1,030,200	17,049,810
Polycom, Inc.*	59,190	621,495
Qualcomm, Inc.	182,390	11,238,872
Riverbed Technology, Inc.*	62,330	926,224

		31,201,631

Computers & Peripherals - 1.9%
3D Systems Corp.*	1,275	48,756
Apple, Inc.	1,560	690,690
EMC Corp.*	1,163,140	26,089,230
Fusion-io, Inc.*	5,340	100,285
Stratasys Ltd.*	610	50,661

		26,979,622

Electronic Equipment, Instruments & Components - 0.2%
Hitachi Ltd. (Japan)[1]	177,000	1,131,179
Keyence Corp. (Japan)[1]	1,123	356,380
Rofin-Sinar Technologies, Inc.*	36,580	910,842

		2,398,401

Internet Software & Services - 1.4%
Google, Inc. - Class A*	17,706	14,599,837
LinkedIn Corp. - Class A*	6,030	1,158,303
Liquidity Services, Inc.*	29,790	980,091
LogMeIn, Inc.*	59,910	1,352,768
NHN Corp. (South Korea)[1]	2,380	641,854
SciQuest, Inc.*	25,980	593,903
Tencent Holdings Ltd. (China)[1]	29,300	1,010,799

		20,337,555

IT Services - 0.7%
Amdocs Ltd. - ADR	32,860	1,173,102
Cap Gemini S.A. (France)[1]	13,150	606,296
InterXion Holding NV - ADR (Netherlands)*	9,640	241,289
VeriFone Systems, Inc.*	315,690	6,781,021
Wirecard AG (Germany)[1]	47,100	1,266,105

		10,067,813

Office Electronics - 0.0%**
Canon, Inc. (Japan)[1]	5,100	183,419

Semiconductors & Semiconductor Equipment - 0.1%
Samsung Electronics Co. Ltd. (South Korea)[1]	590	815,982
Skyworks Solutions, Inc.*	29,930	660,555
Sumco Corp. (Japan)[1]	3,800	39,888

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Tokyo Electron Ltd. (Japan)[1]	12,160	$622,400

		2,138,825

Software - 1.8%
Aspen Technology, Inc.*	1,840	56,083
Autodesk, Inc.*	157,870	6,216,921
Aveva Group plc (United Kingdom)[1]	5,580	192,614
Electronic Arts, Inc.*	915,950	16,129,879
MICROS Systems, Inc.*	14,840	629,364
RealPage, Inc.*	40,390	823,956
SAP AG (Germany)[1]	12,350	984,566
Temenos Group AG (Switzerland)*[1]	16,430	388,562

		25,421,945

Total Information Technology		118,729,211

Materials - 3.3%
Chemicals - 2.1%
Air Products & Chemicals, Inc	58,630	5,098,465
BASF SE (Germany)[1]	4,890	457,766
Flotek Industries, Inc.*	9,940	159,438
Johnson Matthey plc (United Kingdom)[1]	12,722	479,908
Linde AG (Germany)[1]	4,880	923,997
Monsanto Co	140,370	14,994,323
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	1,300	87,636
Syngenta AG (Switzerland)[1]	16,470	7,041,244
Tronox Ltd. - Class A	11,320	232,513
Umicore S.A. (Belgium)[1]	6,430	298,006
Yingde Gases (China)[1]	184,000	177,437

		29,950,733

Construction Materials - 0.0%**
CRH plc (Ireland)[1]	15,580	335,171
Holcim Ltd. (Switzerland)[1]	2,850	222,314

		557,485

Metals & Mining - 1.2%
Alcoa, Inc	2,004,090	17,034,765
Alumina Ltd. (Australia)*[1]	276,240	276,238
Impala Platinum Holdings Ltd. (South Africa)[1]	9,660	132,385
Noranda Aluminum Holding Corp	49,480	188,519
Norsk Hydro ASA (Norway)[1]	37,570	176,940

		17,808,847

Total Materials.		48,317,065

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 1.0%
Swisscom AG - ADR (Switzerland)[3]	7,815	$367,852
Telefonica S.A. - ADR (Spain)	37,580	547,541
Telenor ASA (Norway)[1]	568,630	12,814,045
Telenor ASA - ADR (Norway)[3]	9,580	645,979
Vivendi S.A. (France)[1]	5,880	133,193

		14,508,610

Wireless Telecommunication Services - 0.1%
MTN Group Ltd. (South Africa)[1]	10,810	195,077

SK Telecom Co. Ltd. - ADR (South Korea)	48,180	939,028

		1,134,105

Total Telecommunication Services		15,642,715

Utilities - 0.1%
Independent Power Producers & Energy Traders - 0.1%

Dynegy, Inc.*	21,980	543,126

Multi-Utilities - 0.0%**

GDF Suez (France)[1]	3,795	81,366

Water Utilities - 0.0%**

Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	13,330	307,141

Total Utilities		931,633

TOTAL COMMON STOCKS
(Identified Cost $515,965,306)		610,346,189

PREFERRED STOCKS - 0.5%

Financials - 0.5%
Commercial Banks - 0.2%
BB&T Corp., Series D (non-cumulative), 5.85%	44,000	1,164,240
PNC Financial Services Group, Inc., Series Q (non-cumulative), 5.375%	47,175	1,211,926
U.S. Bancorp., Series F (non-cumulative), 6.50%[4]	29,800	892,808

		3,268,974

Diversified Financial Services - 0.1%

JPMorgan Chase & Co., Series P (non-cumulative), 5.45%	49,000	1,237,250

Real Estate Investment Trusts (REITS) - 0.2%
Boston Properties, Inc., Series F, 5.25%	49,000	1,247,540

Public Storage, Series Q, 6.50%	37,110	1,022,009

		2,269,549

TOTAL PREFERRED STOCKS
(Identified Cost $6,389,079)		6,775,773

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE (NOTE 2)

CORPORATE BONDS - 25.0%

Convertible Corporate Bonds - 0.2%
Financials - 0.1%
Real Estate Investment Trusts (REITS) - 0.1%
BioMed Realty LP6, 3.75%, 1/15/2030	825,000	$1,078,172

Health Care - 0.0%**
Health Care Equipment & Supplies - 0.0%**
Alere, Inc., 3.00%, 5/15/2016	330,000	327,113

Information Technology - 0.0%**
Computers & Peripherals - 0.0%**
EMC Corp., Series B, 1.75%, 12/1/2013	215,000	302,881

Materials - 0.1%
Containers & Packaging - 0.1%
Owens-Brockway Glass Container, Inc.[6], 3.00%, 6/1/2015	945,000	956,812

Total Convertible Corporate Bonds
(Identified Cost $2,454,704)		2,664,978

Non-Convertible Corporate Bonds - 24.8%
Consumer Discretionary - 2.8%
Auto Components - 0.0%**
UCI International, Inc., 8.625%, 2/15/2019	555,000	583,444

Hotels, Restaurants & Leisure - 0.5%
Choice Hotels International, Inc., 5.70%, 8/28/2020	640,000	707,200
International Game Technology, 7.50%, 6/15/2019	4,255,000	5,104,762
Yum! Brands, Inc., 3.875%, 11/1/2020	1,100,000	1,187,550

		6,999,512

Household Durables - 0.5%
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	1,855,000	2,088,945
NVR, Inc., 3.95%, 9/15/2022	528,000	551,654
Tupperware Brands Corp., 4.75%, 6/1/2021	3,995,000	4,287,710
Weekley Homes LLC - Weekley Finance Corp.[6], 6.00%, 2/1/2023	550,000	570,625

		7,498,934

Internet & Catalog Retail - 0.0%**
Netflix, Inc.[6] , 5.375%, 2/1/2021	550,000	566,500

Media - 1.1%
CCO Holdings LLC - CCO Holdings Capital Corp.[6], 5.25%, 3/15/2021	865,000	886,625
Comcast Corp., 5.15%, 3/1/2020	320,000	387,090
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	2,115,000	2,463,766
Discovery Communications LLC, 5.05%, 6/1/2020	2,015,000	2,364,220

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Nara Cable Funding Ltd. (Spain)[6], 8.875%, 12/1/2018	680,000	$727,600
NBCUniversal Media LLC, 5.15%, 4/30/2020	2,155,000	2,610,733
Sirius XM Radio, Inc.[6], 8.75%, 4/1/2015	485,000	543,200
Sirius XM Radio, Inc.[6], 5.25%, 8/15/2022	545,000	562,713
Time Warner, Inc., 3.15%, 7/15/2015	125,000	131,305
Time Warner, Inc., 4.875%, 3/15/2020	1,200,000	1,397,278
Time Warner, Inc., 4.75%, 3/29/2021	1,610,000	1,868,988
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[6], 5.50%, 1/15/2023	565,000	584,775
Virgin Media Finance plc (United Kingdom), 4.875%, 2/15/2022	540,000	550,800
Virgin Media Secured Finance plc (United Kingdom), 5.25%, 1/15/2021	545,000	587,299

		15,666,392

Multiline Retail - 0.1%
Target Corp., 6.00%, 1/15/2018	910,000	1,113,778

Specialty Retail - 0.5%
Advance Auto Parts, Inc., 4.50%, 1/15/2022	1,955,000	2,020,934
Dufry Finance SCA (Switzerland)[6], 5.50%, 10/15/2020	520,000	542,593
The Home Depot, Inc., 5.40%, 3/1/2016	1,615,000	1,824,813
Lowe’s Companies, Inc., 6.10%, 9/15/2017	620,000	745,982
O’Reilly Automotive, Inc., 4.875%, 1/14/2021	920,000	1,035,990
Rent-A-Center, Inc., 6.625%, 11/15/2020	750,000	821,250

		6,991,562

Textiles, Apparel & Luxury Goods - 0.1%
Jones Group, Inc. - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	530,000	573,725
VF Corp., 5.95%, 11/1/2017	640,000	764,011

		1,337,736

Total Consumer Discretionary		40,757,858

Consumer Staples - 0.5%
Beverages - 0.1%
Beam, Inc., 5.375%, 1/15/2016	234,000	259,293
Constellation Brands, Inc., 7.25%, 9/1/2016	565,000	649,750

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)

Consumer Staples (continued)
Beverages (continued)
Constellation Brands, Inc., 7.25%, 5/15/2017	445,000	$518,425
PepsiCo, Inc., 7.90%, 11/1/2018	187,000	249,218

		1,676,686

Food Products - 0.3%
C&S Group Enterprises LLC[6], 8.375%, 5/1/2017	684,000	735,300
Kraft Foods Group, Inc., 6.125%, 8/23/2018	702,000	855,829
Land O’ Lakes, Inc.[6], 6.00%, 11/15/2022.	515,000	554,269
Mondelez International, Inc., 6.125%, 2/1/2018	303,000	363,581
Shearer’s Foods LLC - Chip Finance Corp.[6], 9.00%, 11/1/2019	540,000	600,750
Tyson Foods, Inc., 4.50%, 6/15/2022	1,095,000	1,209,033
Wells Enterprises, Inc.[6], 6.75%, 2/1/2020	540,000	585,900

		4,904,662

Tobacco - 0.1%
Vector Group Ltd.[6], 7.75%, 2/15/2021	870,000	928,725

Total Consumer Staples		7,510,073

Energy - 1.6%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc., 7.50%, 11/15/2018.	1,215,000	1,595,560
Calfrac Holdings LP (Canada)[6], 7.50%, 12/1/2020	1,105,000	1,138,150
Petroleum Geo-Services ASA (Norway)[6], 7.375%, 12/15/2018	530,000	589,625
Schlumberger Oilfield plc[6], 4.20%, 1/15/2021	905,000	1,033,570
SESI LLC, 6.375%, 5/1/2019	565,000	613,025
Shelf Drilling Holdings Ltd. (United Arab Emirates)[6], 8.625%, 11/1/2018	540,000	577,800
Sidewinder Drilling, Inc.[6], 9.75%, 11/15/2019.	540,000	560,250
Thermon Industries, Inc., 9.50%, 5/1/2017	481,000	545,213
Weatherford International Ltd., 9.625%, 3/1/2019	4,175,000	5,520,490

		12,173,683

Oil, Gas & Consumable Fuels - 0.7%
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc.[6], 7.125%, 11/15/2019	1,130,000	1,163,900
CVR Refining LLC - Coffeyville Finance, Inc.[6], 6.50%, 11/1/2022	545,000	561,350

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES		PRINCIPAL AMOUNT[5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc., 2.625%, 3/15/2023		1,115,000	$1,121,751
EPL Oil & Gas, Inc.[6], 8.25%, 2/15/2018		650,000	698,750
Gulfport Energy Corp.[6], 7.75%, 11/1/2020		815,000	878,163
Lukoil International Finance B.V. (Russia)[6], 3.416%, 4/24/2018		735,000	748,230
Northern Tier Energy LLC - Northern Tier Finance Corp.[6], 7.125%, 11/15/2020.		535,000	569,775
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020		510,000	576,300
Petrobras International Finance Co. (Brazil), 5.375%, 1/27/2021		3,125,000	3,450,834
Sabine Pass Liquefaction LLC[6], 5.625%, 2/1/2021		820,000	848,700

			10,617,753

Total Energy			22,791,436

Financials - 13.6%
Capital Markets - 3.1%
BNP Paribas Home Loan Covered Bonds S.A. (France), 4.50%, 5/30/2014	EUR	300,000	413,028
BNP Paribas Home Loan Covered Bonds S.A. (France)[6], 2.20%, 11/2/2015		4,045,000	4,187,789
BNP Paribas Home Loan Covered Bonds S.A. (France), 3.75%, 4/20/2020	EUR	300,000	461,704
The Charles Schwab Corp., 4.45%, 7/22/2020		4,740,000	5,497,935
Credit Suisse AG (Switzerland)[6], 2.60%, 5/27/2016		5,710,000	6,033,569
Goldman Sachs Capital I, 6.345%, 2/15/2034		795,000	836,768
Goldman Sachs Capital II7 , 4.00%, 6/1/2043		1,215,000	1,036,395
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		2,510,000	2,965,490
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020		4,285,000	4,999,562
The Goldman Sachs Group, Inc., 5.25%, 7/27/2021		125,000	144,933
Jefferies Finance LLC - JFIN Co-Issuer Corp.[6], 7.375%, 4/1/2020		870,000	904,800
Jefferies Group, Inc., 8.50%, 7/15/2019		2,900,000	3,681,675
Jefferies Group, Inc., 5.125%, 1/20/2023		2,100,000	2,278,800
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018		1,030,000	1,252,165
Morgan Stanley, 5.55%, 4/27/2017		687,000	775,486

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES		PRINCIPAL AMOUNT[5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)

Financials (continued)
Capital Markets (continued)
Morgan Stanley, 7.30%, 5/13/2019		940,000	$1,177,378
Morgan Stanley, 5.50%, 1/26/2020		4,255,000	4,950,850
Morgan Stanley, 5.75%, 1/25/2021		2,965,000	3,529,156

			45,127,483

Commercial Banks - 4.3%
Banco Santander S.A. (Spain), 3.875%, 2/6/2026	EUR	200,000	275,865
Bank of Montreal (Canada)[6], 2.625%, 1/25/2016		2,730,000	2,881,515
Bank of Montreal (Canada)[6], 1.95%, 1/30/2017		6,730,000	7,022,082
Bank of Nova Scotia (Canada)[6], 1.65%, 10/29/2015		4,045,000	4,156,237
Barclays Bank plc (United Kingdom)[6], 2.50%, 9/21/2015		4,045,000	4,207,876
Barclays Bank plc (United Kingdom), 4.25%, 1/12/2022	GBP	495,000	893,991
Canadian Imperial Bank of Commerce (Canada)[6], 2.75%, 1/27/2016		2,000,000	2,118,000
Commonwealth Bank of Australia (Australia)[6], 0.75%, 1/15/2016		1,685,000	1,688,539
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD	390,000	435,284
Intesa Sanpaolo S.p.A. (Italy), 3.125%, 1/15/2016		1,385,000	1,384,497
Intesa Sanpaolo S.p.A. (Italy)[6], 6.50%, 2/24/2021		1,425,000	1,550,913
KeyBank National Association, 5.45%, 3/3/2016		1,340,000	1,498,644
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017		2,050,000	2,483,694
National Australia Bank, Ltd. (Australia)[6], 1.25%, 3/8/2018		1,975,000	1,986,287
National Bank of Canada (Canada)[6], 2.20%, 10/19/2016		4,650,000	4,886,220
National City Corp., 6.875%, 5/15/2019.		2,485,000	3,093,800
Pfandbriefbank der schweizerischen Hypothekarinstitute AG (Switzerland), 2.25%, 9/2/2016	CHF	385,000	441,976
PNC Bank National Association, 5.25%, 1/15/2017		545,000	617,689
Royal Bank of Canada (Canada), 3.27%, 11/10/2014	CAD	295,000	301,383
Royal Bank of Canada (Canada), 3.18%, 3/16/2015	CAD	470,000	481,929
Royal Bank of Canada (Canada)[6], 3.125%, 4/14/2015		5,215,000	5,478,357
Royal Bank of Canada (Canada), 1.20%, 9/19/2017		1,790,000	1,807,005
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	450,000	485,001
Santander Holdings USA, Inc., 4.625%, 4/19/2016		365,000	391,864

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES		PRINCIPAL AMOUNT[5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)

Financials (continued)
Commercial Banks (continued)
The Toronto-Dominion Bank (Canada)[6], 2.20%, 7/29/2015		4,045,000	$4,199,519
The Toronto-Dominion Bank (Canada)[6], 1.625%, 9/14/2016		2,300,000	2,371,300
Wachovia Corp., 5.25%, 8/1/2014		1,300,000	1,372,461
Wells Fargo & Co., Series M, 3.45%, 2/13/2023		1,365,000	1,392,835
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	400,000	446,762
Westpac Banking Corp. (Australia)[6], 1.25%, 12/15/2017		1,625,000	1,634,620

			61,986,145

Consumer Finance - 1.0%
American Express Co., 2.65%, 12/2/2022		6,464,000	6,477,536
American Express Co.[7] , 6.80%, 9/1/2066		950,000	1,039,063
Caterpillar Financial Services Corp., 7.05%, 10/1/2018		1,500,000	1,925,877
Caterpillar Financial Services Corp., 7.15%, 2/15/2019		295,000	382,095
Credit Acceptance Corp., 9.125%, 2/1/2017		520,000	566,800
General Motors Financial Co., Inc.[6], 4.75%, 8/15/2017		820,000	865,100
John Deere Capital Corp., 5.50%, 4/13/2017		120,000	140,032
John Deere Capital Corp., 5.75%, 9/10/2018		2,055,000	2,505,170

			13,901,673

Diversified Financial Services - 2.0%
Bank of America Corp., 5.75%, 8/15/2016		1,135,000	1,265,810
Bank of America Corp., 3.30%, 1/11/2023		610,000	617,826
The Bear Stearns Companies LLC, 7.25%, 2/1/2018		85,000	105,850
Citigroup, Inc., 8.50%, 5/22/2019		5,344,000	7,188,808
Citigroup, Inc., 4.05%, 7/30/2022		1,355,000	1,408,474
CME Group, Inc., 3.00%, 9/15/2022		2,480,000	2,533,933
CNG Holdings, Inc.[6], 9.375%, 5/15/2020		910,000	900,900
CNH Capital LLC, 6.25%, 11/1/2016		500,000	553,750
General Electric Capital Corp., 5.625%, 5/1/2018		500,000	594,697
General Electric Capital Corp., 5.50%, 1/8/2020		4,985,000	5,993,102
ING US, Inc. (Netherlands)[6], 2.90%, 2/15/2018		85,000	86,993
ING US, Inc. (Netherlands)[6], 5.50%, 7/15/2022		1,165,000	1,324,756
The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
JPMorgan Chase & Co., 4.95%, 3/25/2020	4,040,000	$4,700,689
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[6], 7.375%, 10/1/2017	530,000	550,537
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[6], 8.875%, 8/1/2020	985,000	1,039,175

		28,865,300

Insurance - 1.1%
American International Group, Inc., 4.875%, 6/1/2022	3,705,000	4,267,693
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,985,000	2,260,367
First American Financial Corp., 4.30%, 2/1/2023	1,650,000	1,740,664
Genworth Holdings, Inc., 7.625%, 9/24/2021	3,410,000	4,276,696
Genworth Holdings, Inc.[7], 6.15%, 11/15/2066	595,000	561,531
Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	3,120,000	3,697,500

		16,804,451

Real Estate Investment Trusts (REITS) - 2.1%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	665,000	698,408
BioMed Realty LP, 3.85%, 4/15/2016	950,000	1,009,705
Boston Properties LP, 5.875%, 10/15/2019	1,415,000	1,722,477
Boston Properties LP, 5.625%, 11/15/2020	410,000	496,693
Camden Property Trust, 5.70%, 5/15/2017	705,000	809,188
Corrections Corp. of America[6], 4.125%, 4/1/2020	870,000	898,275
Digital Realty Trust LP, 5.875%, 2/1/2020	4,950,000	5,788,154
HCP, Inc., 6.70%, 1/30/2018	3,675,000	4,478,939
Health Care REIT, Inc., 6.20%, 6/1/2016	3,640,000	4,175,408
Health Care REIT, Inc., 4.95%, 1/15/2021	330,000	374,543
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/2023	1,505,000	1,535,100
Mack-Cali Realty LP, 7.75%, 8/15/2019	890,000	1,137,554
National Retail Properties, Inc., 3.30%, 4/15/2023	1,280,000	1,280,524
Simon Property Group LP, 10.35%, 4/1/2019	1,315,000	1,912,512
Simon Property Group LP, 5.65%, 2/1/2020	1,795,000	2,194,346

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
UDR, Inc., 4.625%, 1/10/2022	1,980,000	$2,230,017

		30,741,843

Total Financials		197,426,895

Health Care - 1.0%
Biotechnology - 0.4%

Amgen, Inc., 3.45%, 10/1/2020	4,750,000	5,148,853

Health Care Equipment & Supplies - 0.2%
Alere, Inc.[6], 7.25%, 7/1/2018	540,000	581,850
CR Bard, Inc., 4.40%, 1/15/2021	905,000	1,023,038
Fresenius Medical Care US Finance, Inc. (Germany), 6.875%, 7/15/2017	635,000	733,425
Fresenius Medical Care US Finance, Inc. (Germany)[6], 6.50%, 9/15/2018	315,000	364,613
Fresenius US Finance II, Inc.[6], 9.00%, 7/15/2015	605,000	697,262

		3,400,188

Health Care Providers & Services - 0.3%
Express Scripts Holding Co., 4.75%, 11/15/2021.	1,250,000	1,444,645
Health Management Associates, Inc., 6.125%, 4/15/2016	730,000	804,825
UnitedHealth Group, Inc., 4.70%, 2/15/2021	1,450,000	1,688,236

		3,937,706

Pharmaceuticals - 0.1%
Novartis Securities Investment Ltd. (Switzerland), 5.125%, 2/10/2019	1,275,000	1,527,317
Valeant Pharmaceuticals International (Canada)[6], 6.75%, 8/15/2021	535,000	591,175

		2,118,492

Total Health Care		14,605,239

Industrials - 1.7%
Aerospace & Defense - 0.4%
The Boeing Co., 6.00%, 3/15/2019	1,185,000	1,465,503
Bombardier, Inc. (Canada)[6], 4.25%, 1/15/2016	545,000	568,844
Bombardier, Inc. (Canada)[6], 6.125%, 1/15/2023	540,000	583,875
DigitalGlobe, Inc.[6], 5.25%, 2/1/2021	545,000	550,450
Ducommun, Inc., 9.75%, 7/15/2018	790,000	872,950
Textron, Inc., 7.25%, 10/1/2019	1,000,000	1,215,053

		5,256,675

Air Freight & Logistics - 0.1%
Aguila 3 S.A. (Luxembourg)[6], 7.875%, 1/31/2018	585,000	630,337

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Air Freight & Logistics (continued)
FedEx Corp., 8.00%, 1/15/2019	570,000	$749,460

		1,379,797

Airlines - 0.3%
Aviation Capital Group Corp.[6], 4.625%, 1/31/2018	540,000	563,277
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	515,000	536,887
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	290,000	305,225
Southwest Airlines Co., 5.25%, 10/1/2014	1,030,000	1,087,274
Southwest Airlines Co., 5.75%, 12/15/2016	1,120,000	1,263,381

		3,756,044

Commercial Services & Supplies - 0.2%
Clean Harbors, Inc., 5.25%, 8/1/2020	600,000	634,500
Garda World Security Corp. (Canada)[6], 9.75%, 3/15/2017	530,000	569,750
Waste Management, Inc., 7.375%, 3/11/2019	1,665,000	2,104,720

		3,308,970

Industrial Conglomerates - 0.1%
General Electric Co., 5.25%, 12/6/2017	550,000	648,462
Tyco Electronics Group S.A. (Switzerland), 4.875%, 1/15/2021	1,390,000	1,560,325

		2,208,787

Machinery - 0.2%
Dynacast International LLC - Dynacast Finance, Inc., 9.25%, 7/15/2019	780,000	861,900
Joy Global, Inc., 5.125%, 10/15/2021	110,000	124,914
Kennametal, Inc., 3.875%, 2/15/2022	1,220,000	1,292,757

		2,279,571

Marine - 0.1%
Navios Maritime Holdings, Inc. - Navios
Maritime Finance US, Inc., 8.875%, 11/1/2017	790,000	830,487

Professional Services - 0.0%**
FTI Consulting, Inc.[6], 6.00%, 11/15/2022	545,000	581,787

Road & Rail - 0.2%
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	1,030,000	1,070,547
Union Pacific Corp., 5.65%, 5/1/2017	815,000	950,555
Union Pacific Corp., 7.875%, 1/15/2019	495,000	637,692

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Road & Rail (continued)
Union Pacific Corp., 2.95%, 1/15/2023	600,000	$625,426

		3,284,220

Trading Companies & Distributors - 0.1%
International Lease Finance Corp., 5.625%, 9/20/2013	630,000	639,450
Rexel S.A.[6], 5.25%, 6/15/2020	870,000	917,850

		1,557,300

Total Industrials		24,443,638

Information Technology - 0.8%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	500,000	556,250
ViaSat, Inc., 6.875%, 6/15/2020	555,000	604,950

		1,161,200

Computers & Peripherals - 0.3%
Apple, Inc., 2.40%, 5/3/2023	570,000	569,242
Hewlett-Packard Co., 4.75%, 6/2/2014	2,310,000	2,402,569
Hewlett-Packard Co., 5.50%, 3/1/2018	815,000	920,052

		3,891,863

Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp., 4.00%, 2/1/2022	625,000	668,407
Corning, Inc., 6.625%, 5/15/2019	460,000	573,590
Corning, Inc., 4.25%, 8/15/2020	115,000	129,750
CPI International, Inc., 8.00%, 2/15/2018	575,000	602,313

		1,974,060

IT Services - 0.1%
The Western Union Co., 5.253%, 4/1/2020	1,350,000	1,474,628

Software - 0.2%
Autodesk, Inc., 3.60%, 12/15/2022	2,605,000	2,651,734
Interface Security Systems Holdings, Inc. - Interface Security Systems LLC[6] , 9.25%, 1/15/2018	540,000	560,250
Nuance Communications, Inc.[6], 5.375%, 8/15/2020	540,000	561,600

		3,773,584

Total Information Technology		12,275,335

Materials - 1.6%
Chemicals - 0.4%
Ashland, Inc.[6], 3.875%, 4/15/2018	570,000	587,100
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	1,255,000	1,548,635

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Chemicals (continued)
Eastman Chemical Co., 3.60%, 8/15/2022	1,205,000	$1,278,991
Nufarm Australia Ltd. (Australia)[6], 6.375%, 10/15/2019	1,060,000	1,089,150
Rentech Nitrogen Partners LP - Rentech Nitrogen Finance Corp.[6] , 6.50%, 4/15/2021	950,000	973,750
Trinseo Materials Operating SCA - Trinseo Materials Finance, Inc. (Luxembourg)[6], 8.75%, 2/1/2019	545,000	545,000

		6,022,626

Containers & Packaging - 0.1%
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC - Reynolds Group Issuer (Luxembourg) S.A., 5.75%, 10/15/2020	830,000	869,425

Metals & Mining - 0.7%
Allegheny Technologies, Inc., 5.95%, 1/15/2021	1,550,000	1,750,148
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	1,275,000	1,623,697
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	2,435,000	2,617,199
Freeport-McMoRan Copper & Gold, Inc.[6] , 2.375%, 3/15/2018	110,000	110,791
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022	1,315,000	1,315,448
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	1,585,000	1,693,691
Shale-Inland Holdings LLC - Shale-Inland Finance Corp.[6] , 8.75%, 11/15/2019	540,000	571,050
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	1,260,000	1,293,391

		10,975,415

Paper & Forest Products - 0.4%
International Paper Co., 9.375%, 5/15/2019	1,777,000	2,462,289
International Paper Co., 7.50%, 8/15/2021	1,410,000	1,863,098
Smurfit Kappa Acquisitions (Ireland)[6] , 4.875%, 9/15/2018	1,410,000	1,462,875

		5,788,262

Total Materials		23,655,728

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.3%
Digicel Ltd. (Jamaica)[6], 6.00%, 4/15/2021	570,000	571,425
Inmarsat Finance plc (United Kingdom)[6], 7.375%, 12/1/2017	490,000	520,013

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT5/ SHARES	VALUE (NOTE 2)
CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
UPCB Finance VI Ltd. (Netherlands)[6], 6.875%, 1/15/2022	635,000	$696,913
Verizon Communications, Inc., 8.75%, 11/1/2018	1,658,000	2,239,850
Windstream Corp., 7.50%, 6/1/2022	750,000	826,875

		4,855,076

Wireless Telecommunication Services - 0.6%
Crown Castle Towers LLC[6], 6.113%, 1/15/2020	1,040,000	1,277,977
Crown Castle Towers LLC[6], 4.883%, 8/15/2020	333,000	384,326
SBA Tower Trust[6], 5.101%, 4/17/2017	575,000	642,400
SBA Tower Trust[6], 2.933%, 12/15/2017	1,680,000	1,740,154
SBA Tower Trust[6], 3.598%, 4/15/2018	1,500,000	1,499,573
Telefonica Emisiones S.A.U. (Spain), 3.192%, 4/27/2018	2,450,000	2,479,785

		8,024,215

Total Telecommunication Services		12,879,291

Utilities - 0.3%
Electric Utilities - 0.2%
Southwestern Electric Power Co., 6.45%, 1/15/2019	995,000	1,213,299
System Energy Resources, Inc., 4.10%, 4/1/2023	1,180,000	1,246,433

		2,459,732

Independent Power Producers & Energy Traders - 0.1%
Exelon Generation Co. LLC, 5.20%, 10/1/2019	1,555,000	1,784,580
Exelon Generation Co. LLC, 4.00%, 10/1/2020	160,000	171,603

		1,956,183

Total Utilities		4,415,915

Total Non-Convertible Corporate Bonds (Identified Cost $334,988,202)		360,761,408

TOTAL CORPORATE BONDS (Identified Cost $337,442,906)		363,426,386

MUTUAL FUNDS - 0.1%
iShares Dow Jones US Real Estate Index Fund	12,600	925,596
iShares S&P India Nifty 50 Index Fund	11,200	285,376
PowerShares India Portfolio	14,700	278,124

TOTAL MUTUAL FUNDS (Identified Cost $1,471,730)		1,489,096

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES - 0.2%

Americredit Automobile Receivables Trust, Series 2012-5, Class A3, 0.62%, 6/8/2017	775,000	$775,547
FDIC Trust, Series 2011-R1, Class A6, 2.672%, 7/25/2026	1,309,724	1,357,254
Ford Credit Auto Owner Trust, Series 2012-D, Class A3, 0.51%, 4/15/2017	525,000	525,198
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[6], 5.29%, 3/25/2016	335,000	360,909
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[6], 3.74%, 2/25/2017	690,000	739,766

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $3,633,897)		3,758,674

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.1%

Americold LLC Trust, Series 2010-ARTA, Class A1[6], 3.847%, 1/14/2029	338,660	363,732
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A6, 2.959%, 12/10/2030	840,000	866,797
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[7] , 5.729%, 5/10/2045	1,005,000	1,135,108
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	1,130,000	1,270,919
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	1,090,000	1,176,957
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[7], 5.716%, 9/11/2038	765,000	862,706
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	1,155,000	1,305,528
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[6], 3.759%, 4/15/2044	540,000	577,343
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[7] , 5.218%, 7/15/2044	1,060,000	1,158,846
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[6], 3.156%, 7/10/2046	381,701	400,636
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class A3, 2.853%, 10/15/2045	1,170,000	1,199,943
Commercial Mortgage Trust, Series 2006-GG7, Class A4[7], 5.86%, 7/10/2038	600,000	679,550
Credit Suisse Mortgage Capital Certificates, Series 2013-TH1, Class A1[6,7], 2.13%, 2/25/2043	2,074,598	2,061,663
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[6], 3.742%, 11/10/2046	528,654	567,138

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Extended Stay America Trust, Series 2013-ESH7, Class A27[6], 2.958%, 12/5/2031	1,875,000	$1,923,165
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class A2, 2.377%, 5/25/2022	1,630,000	1,644,354
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	1,545,000	1,567,667
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,705,000	1,748,065
FREMF Mortgage Trust, Series 2011-K701, Class B6,7, 4.286%, 7/25/2048	750,000	812,185
FREMF Mortgage Trust, Series 2011-K702, Class B6,7, 4.77%, 4/25/2044	885,000	979,298
FREMF Mortgage Trust, Series 2013-K502, Class B6,7, 2.729%, 3/25/2045	2,135,000	2,189,220
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[6], 3.849%, 12/10/2043	1,011,492	1,090,472
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[7], 5.294%, 1/12/2043	1,750,000	1,921,197
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[7], 5.201%, 12/15/2044	475,000	520,773
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[7], 5.861%, 4/15/2045	1,670,000	1,892,741
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[6,7], 3.00%, 3/1/2043	2,042,629	2,088,251
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A6, 3.913%, 6/25/2043	358,020	370,463
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A7, 5.23%, 9/15/2042	421,952	455,414
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[6], 3.884%, 9/15/2047	800,000	860,382
Motel 6 Trust, Series 2012-MTL6, Class A2[6], 1.948%, 10/5/2025	1,170,000	1,181,608
OBP Depositor LLC Trust, Series 2010-OBP, Class A6, 4.646%, 7/15/2045	115,000	134,138
Sequoia Mortgage Trust, Series 2013-2, Class A1[7], 1.874%, 2/25/2043	1,673,993	1,655,213
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX6, 4.004%, 9/13/2028	350,000	392,305
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[7], 5.239%, 10/15/2044	546,390	596,278

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES		PRINCIPAL AMOUNT[5]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[7], 6.011%, 6/15/2045		850,000	$968,470
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[6], 4.393%, 11/15/2043		545,000	623,139
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918%, 10/15/2045		2,230,000	2,290,355
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[6], 3.791%, 2/15/2044		940,000	1,010,426
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,950,000	2,017,794

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $43,427,044)			44,560,239

FOREIGN GOVERNMENT BONDS - 3.2%

Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	790,000,000	1,734,662
Canada Housing Trust No. 1 (Canada)[6], 4.10%, 12/15/2018	CAD	390,000	438,405
Denmark Government Bond (Denmark), 4.00%, 11/15/2017	DKK	2,145,000	442,989
Indonesia Treasury Bond (Indonesia), 7.00%, 5/15/2022	IDR	3,719,000,000	424,446
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	300,000	441,112
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	630,000	938,035
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	390,000	580,508
Italy Buoni Poliennali Del Tesoro (Italy)[6], 5.00%, 3/1/2025	EUR	495,000	709,387
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	101,000,000	1,039,479
Japan Government Ten Year Bond (Japan), 1.00%, 12/20/2021	JPY	58,300,000	621,584
Japan Government Two Year Bond (Japan), 0.10%, 1/15/2014	JPY	45,000,000	461,602
Japan Government Two Year Bond (Japan), 0.10%, 3/15/2014	JPY	71,500,000	733,371
Korea Treasury Bond (Korea), 4.50%, 3/10/2015	KRW	950,000,000	893,240
Malaysia Government Bond (Malaysia), 3.434%, 8/15/2014	MYR	1,535,000	507,837
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	3,205,000	1,095,533
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	MXN	26,195,000	2,369,771
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	6,000,000	546,775
Portugal Obrigacoes do Tesouro OT (Portugal), 4.80%, 6/15/2020	EUR	175,000	223,691
Portugal Obrigacoes do Tesouro OT (Portugal), 4.95%, 10/25/2023	EUR	185,000	229,266

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES		PRINCIPAL AMOUNT[5]	VALUE (NOTE 2)

FOREIGN GOVERNMENT BONDS (continued)

Province of Manitoba Canada, Series FH (Canada), 4.90%, 12/6/2016		2,250,000	$2,590,198
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017		3,800,000	4,416,740
Province of Nova Scotia Canada (Canada), 5.125%, 1/26/2017		2,000,000	2,314,800
Province of Ontario Canada (Canada), 2.30%, 5/10/2016		7,600,000	7,981,520
Province of Quebec Canada (Canada), 5.125%, 11/14/2016		6,900,000	7,962,600
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	855,000	766,476
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	325,000	457,499
Spain Government Bond (Spain), 4.00%, 4/30/2020	EUR	515,000	698,427
Spain Government Bond (Spain)[6], 5.40%, 1/31/2023	EUR	360,000	520,777
State of Berlin (Germany), 3.00%, 3/29/2016	EUR	315,000	445,430
Sweden Government Bond (Sweden), 4.50%, 8/12/2015	SEK	2,810,000	469,159
Thailand Government Bond (Thailand), 2.80%, 10/10/2017	THB	13,640,000	460,997
United Kingdom Gilt (United Kingdom), 2.75%, 1/22/2015	GBP	415,000	672,624
United Kingdom Gilt (United Kingdom), 1.75%, 1/22/2017	GBP	275,000	447,556
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	570,000	899,921
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	475,000	890,117

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $45,014,025)			46,426,534

U.S. GOVERNMENT AGENCIES - 25.4%

Mortgage-Backed Securities - 9.0%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		1,951,977	2,126,780
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		139,000	151,448
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		175,300	192,504
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		1,237,128	1,347,915
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		227,171	249,465
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		2,147,108	2,339,386
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		130,761	142,471
Fannie Mae, Pool #AK7413, 3.00%, 3/1/2027		1,666,923	1,763,101
Fannie Mae, Pool #AO6562, 3.00%, 6/1/2027		274,770	290,624
Fannie Mae, Pool #AP0000, 3.50%, 7/1/2027		678,992	724,440

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AP7539, 3.00%, 9/1/2027	1,680,874	$1,777,857
Fannie Mae, Pool #AB6580, 3.00%, 10/1/2027	457,464	483,859
Fannie Mae, Pool #AL2720, 3.00%, 11/1/2027	1,415,854	1,497,546
Fannie Mae, Pool #AQ4426, 3.00%, 11/1/2027	583,785	617,468
Fannie Mae, Pool #AQ5073, 3.00%, 12/1/2027	162,449	173,852
Fannie Mae, Pool #AQ5190, 3.00%, 12/1/2027	195,504	206,785
Fannie Mae, Pool #AR4926, 3.00%, 1/1/2028	580,714	614,220
Fannie Mae, Pool #AR5885, 3.00%, 1/1/2028	148,170	156,720
Fannie Mae, Pool #AB7722, 3.50%, 1/1/2028	450,860	481,038
Fannie Mae, Pool #AR1092, 3.00%, 2/1/2028	348,352	371,935
Fannie Mae, Pool #AR5986, 3.00%, 2/1/2028	152,039	162,712
Fannie Mae, Pool #AB8457, 3.50%, 2/1/2028	754,915	805,445
Fannie Mae, Pool #AB8601, 3.00%, 3/1/2028	548,143	581,997
Fannie Mae, Pool #AL3301, 3.00%, 3/1/2028	1,212,346	1,282,296
Fannie Mae, Pool #AR6001, 3.00%, 3/1/2028	165,599	177,224
Fannie Mae, Pool #AR6002, 3.00%, 3/1/2028	257,419	274,846
Fannie Mae, Pool #AR6024, 3.00%, 3/1/2028	794,710	840,563
Fannie Mae, Pool #AR8950, 3.00%, 3/1/2028	410,225	433,894
Fannie Mae, Pool #AT3152, 3.00%, 4/1/2028	611,886	653,309
Fannie Mae, Pool #MA1405, 3.00%, 4/1/2028	195,654	206,943
Fannie Mae, Pool #MA1423, 3.50%, 4/1/2028	191,281	204,084
Fannie Mae, Pool #AT2899, 3.00%, 5/1/2028	305,943	323,595
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	3,133,019	3,427,045
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	561,985	615,708
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	930,999	1,012,552
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	1,091,842	1,196,218
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	3,542,481	3,881,127
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	2,322,428	2,541,539

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	2,503,113	$2,742,775
Fannie Mae, Pool #889575, 6.00%, 6/1/2038	1,532,656	1,677,255
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	6,526,591	7,150,506
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	2,102,542	2,301,676
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	877,637	960,439
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	296,301	324,626
Fannie Mae, Pool #AD0258, 5.50%, 3/1/2039	1,519,213	1,652,293
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	2,700,892	2,912,928
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	743,717	808,865
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	3,571,656	3,852,052
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	5,255,102	5,750,899
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	3,219,989	3,522,428
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	6,182,470	6,765,760
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	3,284,048	3,597,990
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	8,397,255	9,189,500
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	2,255,252	2,432,302
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	904,510	977,216
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	655,488	708,177
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	2,268,434	2,452,747
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	562,503	607,718
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	728,179	785,794
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	219,490	241,129
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	159,832	175,590
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	124,197	137,083
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	219,870	243,790
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	99,499	106,750
Freddie Mac, Pool #E09019, 3.00%, 12/1/2027	374,946	397,642
Freddie Mac, Pool #E09022, 3.00%, 1/1/2028	200,254	212,375

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #J22551, 3.00%, 1/1/2028	378,403	$399,653
Freddie Mac, Pool #J22427, 3.00%, 2/1/2028	302,915	323,049
Freddie Mac, Pool #G14708, 3.50%, 2/1/2028	456,684	489,933
Freddie Mac, Pool #E09026, 3.00%, 3/1/2028	1,017,085	1,078,650
Freddie Mac, Pool #E09029, 3.00%, 3/1/2028	913,796	969,110
Freddie Mac, Pool #J23444, 3.00%, 4/1/2028	186,804	198,111
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	387,506	422,370
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	720,905	778,422
Freddie Mac, Pool #G03781, 6.00%, 1/1/2038	1,594,510	1,737,969
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	1,780,547	1,940,744
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	3,247,102	3,505,980
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	1,656,026	1,788,153
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	1,664,772	1,797,596
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	5,576,889	6,021,436
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	1,274,212	1,380,454
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	2,321,015	2,506,197
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	4,147,474	4,441,563
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	912,290	985,077
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	857,134	925,520
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	1,265,650	1,379,522
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	775,142	844,883

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT 5/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Ginnie Mae, Pool #286310, 9.00%, 2/15/2020	623	$636
Ginnie Mae, Pool #263096, 9.50%, 3/15/2020	1,399	1,424

Total Mortgage-Backed Securities (Identified Cost $129,985,549)		130,935,268

Other Agencies - 16.4%
Fannie Mae, 0.50%, 7/2/2015	19,000,000	19,079,059
Fannie Mae, 1.625%, 10/26/2015	11,930,000	12,303,719
Fannie Mae, 5.25%, 9/15/2016	17,000,000	19,707,165
Fannie Mae, 1.375%, 11/15/2016	6,000,000	6,189,180
Fannie Mae, 0.875%, 8/28/2017	45,000,000	45,349,965
Fannie Mae, 0.875%, 10/26/2017	30,000,000	30,201,570
Freddie Mac, 1.00%, 3/8/2017	25,000,000	25,409,350
Freddie Mac, 1.25%, 5/12/2017	19,000,000	19,500,346
Freddie Mac, 1.25%, 10/2/2019	15,000,000	15,064,710
Freddie Mac, 2.375%, 1/13/2022	21,288,000	22,383,544
Freddie Mac, 6.25%, 7/15/2032	14,957,000	22,309,293

Total Other Agencies (Identified Cost $232,908,790)		237,497,901

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $362,894,339)		368,433,169

SHORT-TERM INVESTMENT - 3.0%
Dreyfus Cash Management, Inc. - Institutional Shares[8], 0.05%,
(Identified Cost $43,664,275)	43,664,275	43,664,275

TOTAL INVESTMENTS - 102.5% (Identified Cost $1,359,902,601)		1,488,880,335
LIABILITIES, LESS OTHER ASSETS - (2.5%)		(36,061,698)

NET ASSETS - 100%		$1,452,818,637

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT APRIL 30, 2013[9] :
SETTLEMENT DATE	CONTRACTS TO DELIVER		IN EXCHANGE FOR	CONTRACTS AT VALUE	UNREALIZED DEPRECIATION
05/08/2013	EUR	2,400,000	$3,119,328	$3,160,848	$(41,520)
06/06/2013	JPY	139,000,000	$1,402,864	$1,426,128	$(23,264)

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

ADR - American Depository Receipt

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

DKK - Danish Krone

EUR - Euro

GBP - British Pound

IDR - Indonesian Rupiah

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

*Non-income producing security.

**Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Traded on Canadian Stock Exchange.

3Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

4The rate shown is a fixed rate as of April 30, 2013; the rate becomes floating, based on LIBOR plus a spread, in 2022.

5Amount is stated in USD unless otherwise noted.

6Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $124,380,457 or 8.56%, of the Series’ net assets as of April 30, 2013 (see Note 2 to the financial statements).

7The coupon rate is floating and is the effective rate as of April 30, 2013.

8Rate shown is the current yield as of April 30, 2013.

9The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

April 30, 2013 (unaudited)

ASSETS:

Investments, at value (identified cost $1,359,902,601) (Note 2)	$1,488,880,335
Foreign currency (identified cost $775,119)	775,095
Cash	676,665
Interest receivable	6,375,440
Receivable for securities sold	2,285,384
Receivable for fund shares sold	1,159,501
Dividends receivable	708,046
Foreign tax reclaims receivable	343,377

TOTAL ASSETS	1,501,203,843

LIABILITIES:

Accrued management fees (Note 3)	901,954
Accrued shareholder services fees (Class S) (Note 3)	154,266
Accrued distribution and service (Rule 12b-1) fees (Class C) (Class R) (Note 3)	103,446
Accrued fund accounting and administration fees (Note 3)	43,237
Accrued transfer agent fees (Note 3)	28,312
Accrued Chief Compliance Officer service fees (Note 3)	167
Payable for fund shares repurchased	29,467,644
Payable for securities purchased	17,458,989
Unrealized depreciation on foreign forward currency contracts (Note 2)	64,784
Accrued foreign capital gains tax (Note 2)	3,725
Other payables and accrued expenses	158,682

TOTAL LIABILITIES	48,385,206

TOTAL NET ASSETS	$1,452,818,637

NET ASSETS CONSIST OF:

Capital stock	$1,166,835
Additional paid-in-capital	1,277,233,436
Undistributed net investment income	3,755,013
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	41,738,809
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	128,924,544

TOTAL NET ASSETS	$1,452,818,637

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

April 30, 2013 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($758,757,857/ 54,441,001 shares)	$13.94

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($541,034,264/ 48,711,273 shares)	$11.11

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class C ($102,635,497/ 9,162,367 shares)	$11.20

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($50,391,019/ 4,368,907 shares)	$11.53

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Moderate Term Series

For the Six Months Ended April 30, 2013 (unaudited)

INVESTMENT INCOME:

Interest	$9,688,161
Dividends (net of foreign taxes withheld, $161,599)	4,512,220

Total Investment Income	14,200,381

EXPENSES:

Management fees (Note 3)	5,194,534
Shareholder services fees (Class S) (Note 3)	903,457
Distribution and service (Rule 12b-1) fees (Class C) (Note 3)	455,954
Fund accounting and administration fees (Note 3)	124,263
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	110,191
Transfer agent fees (Note 3)	78,233
Directors’ fees (Note 3)	13,443
Chief Compliance Officer service fees (Note 3)	1,116
Custodian fees	61,329
Miscellaneous	185,891

Total Expenses	7,128,411

NET INVESTMENT INCOME	7,071,970

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments	43,079,424
Foreign currency and translation of other assets and liabilities	(153,676)

42,925,748

Net change in unrealized appreciation (depreciation) on- Investments	58,517,657
Foreign currency and translation of other assets and liabilities	(58,338)

58,459,319

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	101,385,067

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$108,457,037

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Moderate Term Series

	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEAR ENDED 10/31/12
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$7,071,970	$16,872,472
Net realized gain (loss) on investments and foreign currency	42,925,748	35,014,692
Net change in unrealized appreciation on investments and foreign currency	58,459,319	40,773,782

Net increase from operations	108,457,037	92,660,946

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(3,914,193)	(10,590,847)
From net investment income (Class I)	(4,277,762)	(8,737,419)
From net investment income (Class C)	(275,663)	(811,185)
From net investment income (Class R)	(231,599)	(453,451)
From net realized gain on investments (Class S)	(17,081,558)	(20,279,845)
From net realized gain on investments (Class I)	(14,914,359)	(13,096,537)
From net realized gain on investments (Class C)	(2,510,618)	(2,173,904)
From net realized gain on investments (Class R)	(1,165,220)	(828,847)

Total distributions to shareholders	(44,370,972)	(56,972,035)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	63,767,412	177,385,942

Net increase in net assets	127,853,477	213,074,853

NET ASSETS:

Beginning of period	1,324,965,160	1,111,890,307

End of period (including undistributed net investment income of $3,755,013 and $5,382,260, respectively)	$1,452,818,637	$1,324,965,160

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class S

	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED
		10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.28	$12.92	$12.94	$11.61	$10.41	$14.18

Income (loss) from investment operations:
Net investment income	0.07 [1]	0.17 [1]	0.22 [1]	0.19 [1]	0.16 [1]	0.23
Net realized and unrealized gain (loss) on investments	0.98	0.77	0.14	1.28	1.23	(2.75)

Total from investment operations	1.05	0.94	0.36	1.47	1.39	(2.52)

Less distributions to shareholders:
From net investment income	(0.07)	(0.20)	(0.19)	(0.14)	(0.19)	(0.23)
From net realized gain on investments	(0.32)	(0.38)	(0.19)	—	—	(1.02)

Total distributions to shareholders	(0.39)	(0.58)	(0.38)	(0.14)	(0.19)	(1.25)

Net asset value - End of period	$13.94	$13.28	$12.92	$12.94	$11.61	$10.41

Net assets - End of period (000’s omitted)	$758,758	$707,222	$682,409	$633,304	$396,927	$218,807

Total return[2]	8.13%	7.73%	2.78%	12.81%	13.65%	(19.28%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.07%[3]	1.07%	1.07%	1.09%	1.10%	1.10%
Net investment income	0.98%[3]	1.34%	1.68%	1.60%	1.49%	1.74%
Series portfolio turnover	24%	47%	52%	56%	58%	75%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	0.00%[4]	0.02%	0.02%

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class I

	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED				FOR THE PERIOD
		10/31/12	10/31/11	10/31/10	10/31/09	3/28/08[1] TO 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.67	$10.50	$10.60	$9.54	$8.59	$10.00

Income (loss) from investment operations:
Net investment income	0.07 [2]	0.16 [2]	0.20 [2]	0.18 [2]	0.15 [2]	0.06
Net realized and unrealized gain (loss) on investments	0.78	0.62	0.11	1.06	1.02	(1.42)

Total from investment operations	0.85	0.78	0.31	1.24	1.17	(1.36)

Less distributions to shareholders:
From net investment income	(0.09)	(0.23)	(0.22)	(0.18)	(0.22)	(0.05)
From net realized gain on investments	(0.32)	(0.38)	(0.19)	—	—	—

Total distributions to shareholders	(0.41)	(0.61)	(0.41)	(0.18)	(0.22)	(0.05)

Net asset value - End of period	$11.11	$10.67	$10.50	$10.60	$9.54	$8.59

Net assets - End of period (000’s omitted)	$541,034	$496,286	$352,611	$294,000	$44,134	$322

Total return[3]	8.25%	8.06%	2.93%	13.13%	14.11%	(13.64%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.82%[4]	0.82%	0.82%	0.84%	0.85%	0.85%[4]
Net investment income	1.23%[4]	1.57%	1.93%	1.85%	1.67%	1.47%[4]
Series portfolio turnover	24%	47%	52%	56%	58%	75%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	0.00%[5]	0.02%	0.10%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class C

	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED		FOR THE PERIOD
	4/30/13 (UNAUDITED)	10/31/12	10/31/11	1/4/10[1] TO 10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.75	$10.58	$10.69	$10.00

Income from investment operations:
Net investment income[2]	0.01	0.06	0.10	0.07
Net realized and unrealized gain on investments	0.80	0.62	0.11	0.67

Total from investment operations	0.81	0.68	0.21	0.74

Less distributions to shareholders:
From net investment income	(0.04)	(0.13)	(0.13)	(0.05)
From net realized gain on investments	(0.32)	(0.38)	(0.19)	—

Total distributions to shareholders	(0.36)	(0.51)	(0.32)	(0.05)

Net asset value - End of period	$11.20	$10.75	$10.58	$10.69

Net assets - End of period (000’s omitted)	$102,635	$81,457	$58,316	$32,019

Total return[3]	7.71%	6.94%	1.97%	7.41%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.82%[4]	1.82%	1.82%	1.84%[4]
Net investment income	0.24%[4]	0.57%	0.92%	0.85%[4]
Series portfolio turnover	24%	47%	52%	56%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	0.00%[4,5]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class R

	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED		FOR THE PERIOD
		10/31/12	10/31/11	6/30/10[1] TO 10/31/10
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$11.06	$10.88	$10.99	$10.00

Income from investment operations:
Net investment income[2]	0.04	0.11	0.11	0.02
Net realized and unrealized gain on investments	0.81	0.65	0.16	0.97

Total from investment operations	0.85	0.76	0.27	0.99

Less distributions to shareholders:
From net investment income	(0.06)	(0.20)	(0.19)	—
From net realized gain on investments	(0.32)	(0.38)	(0.19)	—

Total distributions to shareholders	(0.38)	(0.58)	(0.38)	—

Net asset value - End of period	$11.53	$11.06	$10.88	$10.99

Net assets - End of period (000’s omitted)	$50,391	$39,999	$18,554	$237

Total return[3]	7.95%	7.48%	2.50%	9.90%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.32%[4]	1.33%	1.32%	1.34%[4]
Net investment income	0.74%[4]	1.04%	1.05%	0.65%[4]
Series portfolio turnover	24%	47%	52%	56%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Extended Term Series

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/12	ENDING ACCOUNT VALUE 4/30/13	EXPENSES PAID DURING PERIOD 11/1/12-4/30/13*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,105.70	$5.59	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.49	$5.36	1.07%
Class I
Actual	$1,000.00	$1,106.30	$4.28	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.73	$4.11	0.82%
Class C
Actual	$1,000.00	$1,100.80	$9.48	1.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.77	$9.10	1.82%
Class R
Actual	$1,000.00	$1,104.30	$6.89	1.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.61	1.32%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Portfolio Composition - Pro-Blend® Extended Term Series

As of April 30, 2013 (unaudited)

Sector Allocation[3]		Top Ten Stock Holdings[4]
Financials	17.4%	Hess Corp.	3.4%
Consumer Discretionary	11.2%	EMC Corp.	2.3%
Information Technology	11.1%	Juniper Networks, Inc.	1.5%
Energy	8.7%	DIRECTV	1.4%
Health Care	8.0%	Electronic Arts, Inc.	1.4%
Industrials	5.2%	Monsanto Co.	1.4%
Materials	4.8%	The Walt Disney Co.	1.4%
Consumer Staples	3.7%	Viacom, Inc. - Class B	1.3%
Telecommunication Services	2.1%	Cerner Corp.	1.3%
Utilities	0.4%	Time Warner, Inc.	1.3%

[3] Including common stocks, preferred stocks, and corporate bonds, as a percentage of total investments.		4 As a percentage of total investments.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 51.9%

Consumer Discretionary - 8.9%
Auto Components - 0.1%
F.C.C. Co. Ltd. (Japan)[1]	11,600	$294,075
Hankook Tire Co. Ltd. (South Korea)[1]	14,537	633,372
Mando Corp. (South Korea)[1]	2,100	160,480
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	12,300	297,150
Nissin Kogyo Co. Ltd. (Japan)[1]	16,600	367,090

		1,752,167

Automobiles - 0.1%
Hyundai Motor Co. (South Korea)[1]	1,500	272,375
Tesla Motors, Inc.*	15,770	851,422
Toyota Motor Corp. (Japan)[1]	6,500	377,246

		1,501,043

Distributors - 0.0%**
Inchcape plc (United Kingdom)[1]	41,800	325,861

Diversified Consumer Services - 0.0%**
Anhanguera Educacional Participacoes S.A. (Brazil)	35,290	634,982

Hotels, Restaurants & Leisure - 1.1%
Accor S.A. (France)[1]	206,730	6,845,145
Arcos Dorados Holdings, Inc. (Argentina)	14,150	192,723
BJ’s Restaurants, Inc.*	12,270	420,861
Hyatt Hotels Corp. - Class A*	6,130	261,628
InterContinental Hotels Group plc (United Kingdom)[1]	21,998	649,956
Orient-Express Hotels Ltd. - ADR - Class A*	54,290	548,329
Yum! Brands, Inc.	107,730	7,338,568

		16,257,210

Household Durables - 0.2%
DR Horton, Inc.	25,760	671,821
Lennar Corp. - Class A	21,820	899,420
LG Electronics, Inc. (South Korea)[1]	6,950	557,063
NVR, Inc.*	390	401,700
Rodobens Negocios Imobiliarios S.A. (Brazil)	50,510	369,847
Toll Brothers, Inc.*	16,080	551,705

		3,451,556

Internet & Catalog Retail - 0.2%
HomeAway, Inc.*	37,820	1,155,401
Ocado Group plc (United Kingdom)*[1]	268,930	710,162
Shutterfly, Inc.*	28,410	1,265,097

		3,130,660

Leisure Equipment & Products - 0.0%**
Nikon Corp. (Japan)[1]	8,700	189,365

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Media - 6.7%
British Sky Broadcasting Group plc (United Kingdom)[1]	32,810	$429,998
DIRECTV*	377,270	21,338,391
Imax Corp. (Canada)*	22,990	586,935
Mediaset Espana Comunicacion S.A. (Spain)*[1]	138,120	1,082,593
News Corp. - Class A	369,760	11,451,467
Reed Elsevier plc - ADR (United Kingdom)	7,379	344,009
Societe Television Francaise 1 (France)[1]	47,150	498,168
Starz - Liberty Capital*	26,190	612,322
Time Warner, Inc.	322,640	19,287,419
Valassis Communications, Inc.	20,250	519,007
Viacom, Inc. - Class B	305,840	19,570,702
The Walt Disney Co.	320,360	20,131,422
Wolters Kluwer N.V. (Netherlands)[1]	21,550	476,870
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	161,000	723,019

		97,052,322

Multiline Retail - 0.1%
Marks & Spencer Group plc (United Kingdom)[1]	43,190	274,914
PPR (France)[1]	2,230	491,204

		766,118

Specialty Retail - 0.3%
Aeropostale, Inc.*	16,810	246,435
American Eagle Outfitters, Inc.	15,610	303,615
Belle International Holdings Ltd. (Hong Kong)[1]	258,000	421,787
Chico’s FAS, Inc.	14,240	260,165
China ZhengTong Auto Services Holdings Ltd.*[1]	237,000	147,093
Dick’s Sporting Goods, Inc.	14,770	710,437
Group 1 Automotive, Inc.	3,980	240,710
Hennes & Mauritz AB - Class B (Sweden)[1]	8,390	297,959
Komeri Co. Ltd. (Japan)[1]	7,100	220,786
Penske Automotive Group, Inc.	8,850	273,642
Rent-A-Center, Inc.	8,130	283,981
Select Comfort Corp.*	5,580	118,408
Sonic Automotive, Inc. - Class A	14,490	318,635

		3,843,653

Textiles, Apparel & Luxury Goods - 0.1%
Adidas AG (Germany)[1]	5,220	545,841
Burberry Group plc (United Kingdom)[1]	14,910	310,177

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
Daphne International Holdings Ltd. (China)[1]	384,000	$400,385
Hugo Boss AG (Germany)*[1]	2,490	290,208

		1,546,611

Total Consumer Discretionary		130,451,548

Consumer Staples - 3.3%
Beverages - 0.3%
C&C Group plc (Ireland)*[1]	111,070	689,967
Carlsberg A/S - Class B (Denmark)[1]	6,750	627,536
Cia Cervecerias Unidas S.A. - ADR (Chile)	12,175	420,403
Diageo plc (United Kingdom)[1]	31,790	970,790
Kirin Holdings Co. Ltd. (Japan)[1]	37,900	663,211
SABMiller plc (United Kingdom)[1]	5,060	273,024
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	88,000	590,271

		4,235,202

Food & Staples Retailing - 0.3%
Carrefour S.A. (France)[1]	29,020	861,869
Casino Guichard-Perrachon S.A. (France)[1]	3,380	365,594
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	73,750	571,667
The Fresh Market, Inc.*	2,580	105,599
Koninklijke Ahold N.V. (Netherlands)[1]	16,310	257,653
Tesco plc (United Kingdom)[1]	236,040	1,342,592
Whole Foods Market, Inc.	3,080	272,026

		3,777,000

Food Products - 2.5%
Annie’s, Inc.*	1,930	72,935
Barry Callebaut AG (Switzerland)[1]	500	488,501
Biostime International Holdings Ltd. (China)[1]	49,000	282,740
Charoen Pokphand Foods PCL (Thailand)[1]	587,970	636,528
Danone S.A. (France)[1]	7,780	593,366
Glanbia plc (Ireland)*[1]	11,630	155,459
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	188,350	613,495
Kraft Foods Group, Inc.	114,300	5,885,307
M Dias Branco S.A. (Brazil)	6,800	304,118
Mondelez International, Inc. - Class A	342,900	10,784,205
Unilever plc - ADR (United Kingdom)	400,575	17,352,909

		37,169,563

Household Products - 0.0%**
Reckitt Benckiser Group plc (United Kingdom)[1]	10,300	751,910

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products - 0.1%
Beiersdorf AG (Germany)[1]	3,130	$283,523
Kao Corp. (Japan)[1]	13,600	470,262
Natura Cosmeticos S.A. (Brazil)	5,100	127,809

		881,594

Tobacco - 0.1%
Gudang Garam Tbk PT (Indonesia)[1]	51,000	259,450
Swedish Match AB (Sweden)[1]	17,160	595,288

		854,738

Total Consumer Staples		47,670,007

Energy - 7.5%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	269,810	12,246,676
Bourbon S.A. (France)[1]	2,640	72,089
Calfrac Well Services Ltd. (Canada)	23,860	606,062
CARBO Ceramics, Inc.	2,220	156,843
Cie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	11,088	239,863
Gulfmark Offshore, Inc. - Class A	3,640	151,497
Hornbeck Offshore Services, Inc.*	3,250	145,990
ION Geophysical Corp.*	31,400	195,936
Key Energy Services, Inc.*	15,990	94,981
National Oilwell Varco, Inc.	1,710	111,526
Petroleum Geo-Services ASA (Norway)[1]	19,000	279,156
Schlumberger Ltd.	187,380	13,946,693
SPT Energy Group, Inc. (China)[1]	148,000	72,347
Trican Well Service Ltd. (Canada)	50,350	657,706
Weatherford International Ltd. - ADR*	840,320	10,747,693

		39,725,058

Oil, Gas & Consumable Fuels - 4.8%
Apache Corp.	47,250	3,490,830
Cameco Corp. (Canada)	23,120	451,071
Cloud Peak Energy, Inc.*	29,680	579,947
Encana Corp. (Canada)	24,860	458,667
EOG Resources, Inc.	41,490	5,026,928
Hess Corp.	686,290	49,536,412
Pacific Rubiales Energy Corp. (Colombia)	17,080	361,114
Paladin Energy Ltd. (Australia)*[2]	187,520	150,768
Range Resources Corp.	105,730	7,773,270
Royal Dutch Shell plc - Class B (Netherlands)[1]	9,249	324,431
Royal Dutch Shell plc - Class B - ADR (Netherlands)	9,190	641,370
Statoil ASA (Norway)[1]	14,880	364,283

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Talisman Energy, Inc. (Canada)	47,460	$569,077

		69,728,168

Total Energy		109,453,226

Financials - 5.7%
Commercial Banks - 0.2%
Cathay General BanCorp.	38,390	756,667
Hong Leong Financial Group Berhad (Malaysia)[1]	153,070	779,814
HSBC Holdings plc (United Kingdom)[1]	40,950	448,484
ICICI Bank Ltd. - ADR (India)	9,550	447,131
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	141,000	708,597

		3,140,693

Consumer Finance - 0.7%
American Express Co.	155,620	10,645,964
DFC Global Corp.*	21,240	286,740

		10,932,704

Diversified Financial Services - 1.2%
JSE Ltd. (South Africa)[1]	224,300	1,917,179
MarketAxess Holdings, Inc.	22,160	937,811
The McGraw-Hill Companies, Inc.	278,670	15,078,834

		17,933,824

Insurance - 0.5%
Admiral Group plc (United Kingdom)[1]	50,032	996,636
Allianz SE (Germany)[1]	9,660	1,428,913
AXA S.A. (France)[1]	4,550	85,206
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	164,500	1,746,335
Mapfre S.A. (Spain)[1]	282,140	1,033,356
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,955	792,212
Zurich Insurance Group AG (Switzerland)[1]	1,910	533,734

		6,616,392

Real Estate Investment Trusts (REITS) - 3.0%
Agree Realty Corp.	8,100	243,567
Alexandria Real Estate Equities, Inc.	32,410	2,358,476
Alstria Office REIT AG (Germany)[1]	53,410	647,113
American Assets Trust, Inc.	13,520	456,435
American Campus Communities, Inc.	16,140	720,490
Apartment Investment & Management Co. - Class A	14,030	436,473
Associated Estates Realty Corp.	33,230	593,820
AvalonBay Communities, Inc.	2,220	295,349
BioMed Realty Trust, Inc.	200,480	4,512,805

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Boston Properties, Inc.	9,460	$1,035,208
Camden Property Trust	6,960	503,486
Cedar Realty Trust, Inc.	38,840	248,964
Coresite Realty Corp.	25,980	939,956
Corporate Office Properties Trust	139,880	4,055,121
CubeSmart	34,780	611,085
Digital Realty Trust, Inc.	55,420	3,908,218
DuPont Fabros Technology, Inc.	176,380	4,434,193
Education Realty Trust, Inc.	37,860	416,081
Equity Lifestyle Properties, Inc.	5,540	450,125
Equity One, Inc.	19,330	492,722
Equity Residential	4,840	281,010
General Growth Properties, Inc.	31,930	725,450
HCP, Inc.	18,280	974,324
Health Care REIT, Inc.	18,460	1,383,946
Healthcare Realty Trust, Inc.	10,870	326,317
Healthcare Trust of America, Inc.*	46,150	575,952
Home Properties, Inc.	11,420	736,133
Host Hotels & Resorts, Inc.	56,824	1,038,174
Kimco Realty Corp.	39,340	935,505
Land Securities Group plc (United Kingdom)[1]	34,670	470,982
The Macerich Co.	4,530	317,327
Mack-Cali Realty Corp.	25,420	705,913
Mid-America Apartment Communities, Inc.	9,683	665,513
National Retail Properties, Inc.	16,210	643,213
Pebblebrook Hotel Trust	53,840	1,462,294
Potlatch Corp.	3,550	168,093
Public Storage	2,660	438,900
Realty Income Corp.	7,300	372,081
Simon Property Group, Inc.	9,050	1,611,534
Sovran Self Storage, Inc.	14,860	1,019,396
Tanger Factory Outlet Centers	7,210	267,635
Taubman Centers, Inc.	3,800	324,938
UDR, Inc.	34,130	838,915
Unibail-Rodamco SE (France)[1]	1,490	389,508
Vornado Realty Trust	1,740	152,354

		44,185,094

Real Estate Management & Development - 0.1%
General Shopping Brasil S.A. (Brazil)*	127,160	781,741

Thrifts & Mortgage Finance - 0.0%**
Aareal Bank AG (Germany)*[1]	11,235	270,772

Total Financials		83,861,220

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care - 7.4%
Biotechnology - 0.5%
Green Cross Corp. - Rights (South Korea)*[1]	1,038	$29,692
Green Cross Corp. (South Korea)[1]	13,120	1,801,274
Incyte Corp. Ltd.*	33,550	743,133
Myriad Genetics, Inc.*	93,520	2,604,532
Protalix BioTherapeutics, Inc.*	118,360	671,101
Seattle Genetics, Inc.*	34,480	1,274,036

		7,123,768

Health Care Equipment & Supplies - 2.0%
Alere, Inc.*	90,100	2,313,768
Becton, Dickinson and Co.	108,520	10,233,436
BioMerieux (France)[1]	14,810	1,407,996
Carl Zeiss Meditec AG (Germany)[1]	13,920	426,700
The Cooper Companies, Inc.	10,060	1,110,624
DexCom, Inc.*	146,320	2,401,111
GN Store Nord A/S (Denmark)[1]	41,330	755,897
HeartWare International, Inc.*	12,170	1,182,924
Insulet Corp.*	54,990	1,387,948
Mindray Medical International Ltd. - ADR (China)	36,620	1,446,124
Neogen Corp.*	10,420	529,649
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	1,696,000	1,633,768
Sirona Dental Systems, Inc.*	18,580	1,366,373
Sonova Holding AG (Switzerland)[1]	5,880	640,556
Straumann Holding AG (Switzerland)[1]	4,169	547,290
Thoratec Corp.*	27,720	1,003,464
Volcano Corp.*	27,920	566,497

		28,954,125

Health Care Providers & Services - 0.2%
Life Healthcare Group Holdings Ltd. (South Africa)[1]	27,120	114,573
Odontoprev S.A. (Brazil)	49,950	249,157
Qualicorp S.A. (Brazil)*	116,760	1,136,233
Sonic Healthcare Ltd. (Australia)[1]	107,490	1,477,288

		2,977,251

Health Care Technology - 1.4%
Cerner Corp.*	200,336	19,386,515
Greenway Medical Technologies, Inc.*	99,970	1,346,596

		20,733,111

Life Sciences Tools & Services - 0.6%
Gerresheimer AG (Germany)[1]	4,250	242,838
Lonza Group AG (Switzerland)[1]	10,170	708,666

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services (continued)
QIAGEN N.V. (Netherlands)*[1]	10,190	$201,989
QIAGEN N.V. - ADR (Netherlands)*	348,009	6,918,419

		8,071,912

Pharmaceuticals - 2.7%
AstraZeneca plc (United Kingdom)[1]	2,540	131,879
AstraZeneca plc - ADR (United Kingdom)	16,540	858,757
Bayer AG (Germany)[1]	13,685	1,430,719
GlaxoSmithKline plc (United Kingdom)[1]	16,925	436,690
Johnson & Johnson	193,360	16,480,073
Novo Nordisk A/S - Class B (Denmark)[1]	100,560	17,701,057
Shire plc (Ireland)[1]	21,165	659,755
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	3,000	164,705
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	9,790	374,859
UCB S.A. (Belgium)[1]	15,270	901,209
ViroPharma, Inc.*	29,600	806,600

		39,946,303

Total Health Care		107,806,470

Industrials - 3.8%
Airlines - 0.9%
Ryanair Holdings plc - ADR (Ireland)	15,080	653,567
Southwest Airlines Co.	751,845	10,300,277
Spirit Airlines, Inc.*	34,340	916,878
US Airways Group, Inc.*	64,670	1,092,923

		12,963,645

Commercial Services & Supplies - 0.1%
Aggreko plc (United Kingdom)[1]	12,870	356,764
Interface, Inc.	6,620	110,819
Tomra Systems ASA (Norway)[1]	65,630	614,588

		1,082,171

Electrical Equipment - 0.2%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	20,120	454,108
Alstom S.A. (France)[1]	21,220	871,467
Nexans S.A. (France)[1]	3,200	147,041
Polypore International, Inc.*	23,390	980,743
Prysmian S.p.A. (Italy)[1]	7,280	146,944
Schneider Electric S.A. (France)[1]	5,520	420,827

		3,021,130

Industrial Conglomerates - 0.1%
Siemens AG (Germany)[1]	20,100	2,100,189

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Machinery - 1.7%
AGCO Corp.	5,970	$317,903
Astec Industries, Inc.	3,280	107,682
Deere & Co.	2,800	250,040
FANUC Corp. (Japan)[1]	9,000	1,358,569
Graham Corp.	6,030	146,529
Joy Global, Inc.	132,050	7,463,466
Kennametal, Inc.	7,580	303,124
KUKA AG (Germany)*[1]	3,910	177,023
Pall Corp.	150,460	10,037,187
Pentair Ltd. - ADR	8,300	451,105
Titan International, Inc.	13,680	305,201
Trinity Industries, Inc.	7,500	316,575
Turk Traktor ve Ziraat Makineleri AS (Turkey)[1]	25,900	980,199
Wabash National Corp.*	58,380	550,523
Westport Innovations, Inc. - ADR (Canada)*	32,240	1,001,697
Xylem, Inc.	10,100	280,275

		24,047,098

Marine - 0.1%
Baltic Trading Ltd.	15,120	52,466
D/S Norden A/S (Denmark)[1]	8,840	273,634
Diana Shipping, Inc. - ADR (Greece)*	6,580	62,444
Mitsui OSK Lines Ltd. (Japan)*[1]	20,000	83,287
Nippon Yusen Kabushiki Kaisha (Japan)[1]	36,000	93,980
Pacific Basin Shipping Ltd. (Hong Kong)[1]	120,000	68,645
Precious Shipping PCL (Thailand)[1]	362,900	220,386
Sinotrans Shipping Ltd. (China)[1]	964,500	236,507

		1,091,349

Professional Services - 0.5%
Adecco S.A. (Switzerland)[1]	130,540	6,982,423
ALS Ltd. (Australia)[1]	25,990	264,188
Experian plc (United Kingdom)[1]	27,980	492,300

		7,738,911

Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)[1]	2,790	476,424
Fastenal Co.	4,470	219,254
Mills Estruturas e Servicos de Engenharia S.A. (Brazil)	32,600	535,743
MSC Industrial Direct Co., Inc. - Class A.	1,430	112,684

		1,344,105

Transportation Infrastructure - 0.1%
Groupe Eurotunnel S.A. (France)[1]	86,400	723,879

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Transportation Infrastructure (continued)
Koninklijke Vopak N.V. (Netherlands)[1]	3,670	$203,235
Malaysia Airports Holdings Berhad (Malaysia)[1]	520,010	1,028,911

		1,956,025

Total Industrials		55,344,623

Information Technology - 10.4%
Communications Equipment - 2.8%
Alcatel-Lucent - ADR (France)*	343,850	471,075
Infinera Corp.*	166,450	1,401,509
Juniper Networks, Inc.*	1,353,876	22,406,648
Polycom, Inc.*	74,810	785,505
Qualcomm, Inc.	229,770	14,158,427
Riverbed Technology, Inc.*	56,950	846,277

		40,069,441

Computers & Peripherals - 2.4%
3D Systems Corp.*	1,695	64,817
Apple, Inc.	2,020	894,355
EMC Corp.*	1,522,200	34,142,946
Fusion-io, Inc.*	7,260	136,343
Stratasys Ltd.*	810	67,271

		35,305,732

Electronic Equipment, Instruments & Components - 0.2%
Hitachi Ltd. (Japan)[1]	236,000	1,508,239
Keyence Corp. (Japan)[1]	1,609	510,610
Rofin-Sinar Technologies, Inc.*	43,760	1,089,624

		3,108,473

Internet Software & Services - 1.7%
Google, Inc. - Class A*	22,070	18,198,260
LinkedIn Corp. - Class A*	8,210	1,577,059
Liquidity Services, Inc.*	39,540	1,300,866
LogMeIn, Inc.*	48,220	1,088,808
NHN Corp. (South Korea)[1]	2,800	755,123
SciQuest, Inc.*	34,130	780,212
Tencent Holdings Ltd. (China)[1]	34,600	1,193,640

		24,893,968

IT Services - 0.9%
Amdocs Ltd. - ADR	43,120	1,539,384
Cap Gemini S.A. (France)[1]	18,060	832,677
InterXion Holding NV - ADR (Netherlands)*	3,040	76,091
VeriFone Systems, Inc.*	420,100	9,023,748
Wirecard AG (Germany)[1]	60,100	1,615,560

		13,087,460

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Office Electronics - 0.0%**
Canon, Inc. (Japan)[1]	6,800	$244,559

Semiconductors & Semiconductor Equipment - 0.2%
Samsung Electronics Co. Ltd. (South Korea)[1]	770	1,064,926
Skyworks Solutions, Inc.*	39,750	877,283
Sumco Corp. (Japan)[1]	5,000	52,485
Tokyo Electron Ltd. (Japan)[1]	12,000	614,210

		2,608,904

Software - 2.2%
Aspen Technology, Inc.*	2,410	73,457
Autodesk, Inc.*	180,470	7,106,909
Aveva Group plc (United Kingdom)[1]	6,980	240,940
Electronic Arts, Inc.*	1,189,460	20,946,391
MICROS Systems, Inc.*	19,680	834,629
RealPage, Inc.*	48,360	986,544
SAP AG (Germany)[1]	16,750	1,335,343
Temenos Group AG (Switzerland)*[1]	21,830	516,269

		32,040,482

Total Information Technology		151,359,019

Materials - 3.5%
Chemicals - 2.6%
Air Products & Chemicals, Inc.	78,610	6,835,926
BASF SE (Germany)[1]	6,070	568,228
Flotek Industries, Inc.*	13,180	211,407
Johnson Matthey plc (United Kingdom)[1]	15,532	585,909
Linde AG (Germany)[1]	6,790	1,285,643
Monsanto Co.	189,820	20,276,572
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	1,700	114,601
Syngenta AG (Switzerland)[1]	18,360	7,849,256
Tronox Ltd. - Class A	14,900	306,046
Umicore S.A. (Belgium)[1]	8,190	379,575
Yingde Gases (China)[1]	252,000	243,011

		38,656,174

Construction Materials - 0.1%
CRH plc (Ireland)[1]	20,710	445,532
Holcim Ltd. (Switzerland)[1]	3,450	269,117

		714,649

Metals & Mining - 0.8%
Alcoa, Inc.	1,272,140	10,813,190
Alumina Ltd. (Australia)*[1]	282,210	282,208
Impala Platinum Holdings Ltd. (South Africa)[1]	13,980	191,588
Noranda Aluminum Holding Corp.	65,700	250,317

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining (continued)
Norsk Hydro ASA (Norway)[1]	49,630	$233,738

		11,771,041

Total Materials		51,141,864

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.2%
Swisscom AG - ADR (Switzerland)[3]	9,800	461,286
Telefonica S.A. - ADR (Spain)	51,840	755,309
Telenor ASA (Norway)[1]	713,370	16,075,753
Telenor ASA - ADR (Norway)[3]	12,530	844,898
Vivendi S.A. (France)[1]	7,770	176,005

		18,313,251

Wireless Telecommunication Services - 0.1%
MTN Group Ltd. (South Africa)[1]	13,620	245,786
SK Telecom Co. Ltd. - ADR (South Korea)	63,500	1,237,615

		1,483,401

Total Telecommunication Services		19,796,652

Utilities - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc.*	29,730	734,628

Multi-Utilities - 0.0%**
GDF Suez (France)[1]	4,147	88,913

Water Utilities - 0.0%**
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	19,030	438,477

Total Utilities		1,262,018

TOTAL COMMON STOCKS (Identified Cost $633,930,897)		758,146,647

PREFERRED STOCKS - 0.4%

Financials - 0.4%
Commercial Banks - 0.2%
BB&T Corp., Series D (non-cumulative), 5.85%	43,910	1,161,859
PNC Financial Services Group, Inc., Series Q (non-cumulative), 5.375%	48,600	1,248,534
U.S. Bancorp., Series F (non-cumulative), 6.50%[5]	30,400	910,784

		3,321,177

Diversified Financial Services - 0.1%
JPMorgan Chase & Co., Series P (non-cumulative), 5.45%	48,800	1,232,200

Real Estate Investment Trusts (REITS) - 0.1%
Boston Properties, Inc., Series F, 5.25%	6,000	152,760

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

PREFERRED STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Public Storage, Series Q, 6.50%	39,780	$1,095,541

		1,248,301

TOTAL PREFERRED STOCKS
(Identified Cost $5,429,393)		5,801,678

CORPORATE BONDS - 21.0%

Convertible Corporate Bonds - 0.2%
Financials - 0.1%
Real Estate Investment Trusts (REITS) - 0.1%
BioMed Realty LP6 , 3.75%, 1/15/2030	850,000	1,110,844

Health Care - 0.0%**
Health Care Equipment & Supplies - 0.0%**
Alere, Inc., 3.00%, 5/15/2016	330,000	327,112

Information Technology - 0.0%**
Computers & Peripherals - 0.0%**
EMC Corp., Series B, 1.75%, 12/1/2013	335,000	471,931

Materials - 0.1%
Containers & Packaging - 0.1%
Owens-Brockway Glass Container, Inc.[6], 3.00%, 6/1/2015	940,000	951,750

Total Convertible Corporate Bonds
(Identified Cost $2,629,085)		2,861,637

Non-Convertible Corporate Bonds - 20.8%

Consumer Discretionary - 2.3%
Auto Components - 0.0%**
UCI International, Inc., 8.625%, 2/15/2019	570,000	599,213

Hotels, Restaurants & Leisure - 0.4%
Choice Hotels International, Inc., 5.70%, 8/28/2020	366,000	404,430
International Game Technology, 7.50%, 6/15/2019	3,790,000	4,546,897
Yum! Brands, Inc., 3.875%, 11/1/2020	1,120,000	1,209,142

		6,160,469

Household Durables - 0.3%
NVR, Inc., 3.95%, 9/15/2022	500,000	522,400
Tupperware Brands Corp., 4.75%, 6/1/2021	2,745,000	2,946,123
Weekley Homes LLC - Weekley Finance Corp.[6], 6.00%, 2/1/2023	550,000	570,625

		4,039,148

Internet & Catalog Retail - 0.0%**
Netflix, Inc.[6], 5.375%, 2/1/2021	550,000	566,500

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media - 1.0%
CCO Holdings LLC - CCO Holdings Capital Corp. [6], 5.25%, 3/15/2021	870,000	$891,750
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	1,515,000	1,764,825
Discovery Communications LLC, 5.05%, 6/1/2020	1,350,000	1,583,969
Nara Cable Funding Ltd. (Spain)[6], 8.875%, 12/1/2018	695,000	743,650
NBCUniversal Media LLC, 5.15%, 4/30/2020	2,270,000	2,750,053
Sirius XM Radio, Inc.[6], 8.75%, 4/1/2015	495,000	554,400
Sirius XM Radio, Inc.[6], 5.25%, 8/15/2022	545,000	562,713
Time Warner, Inc., 3.15%, 7/15/2015	125,000	131,305
Time Warner, Inc., 4.875%, 3/15/2020	1,200,000	1,397,278
Time Warner, Inc., 4.75%, 3/29/2021	1,650,000	1,915,422
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[6], 5.50%, 1/15/2023	565,000	584,775
Virgin Media Finance plc (United Kingdom), 4.875%, 2/15/2022	545,000	555,900
Virgin Media Secured Finance plc (United Kingdom), 5.25%, 1/15/2021	545,000	587,299

		14,023,339

Multiline Retail - 0.1%
Target Corp., 6.00%, 1/15/2018	965,000	1,181,094

Specialty Retail - 0.4%
Advance Auto Parts, Inc., 4.50%, 1/15/2022	2,000,000	2,067,452
Dufry Finance SCA (Switzerland)[6], 5.50%, 10/15/2020	525,000	547,810
The Home Depot, Inc., 5.40%, 3/1/2016	1,220,000	1,378,496
Lowe’s Companies, Inc., 6.10%, 9/15/2017	850,000	1,022,717
Rent-A-Center, Inc., 6.625%, 11/15/2020	775,000	848,625

		5,865,100

Textiles, Apparel & Luxury Goods - 0.1%
Jones Group, Inc. - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	545,000	589,963
VF Corp., 5.95%, 11/1/2017	880,000	1,050,516

		1,640,479

Total Consumer Discretionary		34,075,342

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples - 0.4%
Beverages - 0.1%
Beam, Inc., 5.375%, 1/15/2016	229,000	$253,753
Constellation Brands, Inc., 7.25%, 9/1/2016	575,000	661,250
Constellation Brands, Inc., 7.25%, 5/15/2017	445,000	518,425
PepsiCo, Inc., 7.90%, 11/1/2018	163,000	217,233

		1,650,661

Food Products - 0.2%
C&S Group Enterprises LLC[6], 8.375%, 5/1/2017	684,000	735,300
Kraft Foods Group, Inc., 6.125%, 8/23/2018	662,000	807,063
Land O’ Lakes, Inc.[6], 6.00%, 11/15/2022	515,000	554,269
Mondelez International, Inc., 6.125%, 2/1/2018	288,000	345,582
Shearer’s Foods LLC - Chip Finance Corp.[6], 9.00%, 11/1/2019	545,000	606,313
Tyson Foods, Inc., 4.50%, 6/15/2022	100,000	110,414
Wells Enterprises, Inc.[6], 6.75%, 2/1/2020	540,000	585,900

		3,744,841

Tobacco - 0.1%
Vector Group Ltd.[6], 7.75%, 2/15/2021	870,000	928,725

Total Consumer Staples		6,324,227

Energy - 1.3%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc., 7.50%, 11/15/2018	935,000	1,227,859
Calfrac Holdings LP (Canada)[6], 7.50%, 12/1/2020	1,140,000	1,174,200
Petroleum Geo-Services ASA (Norway)[6], 7.375%, 12/15/2018	530,000	589,625
Schlumberger Oilfield plc[6], 4.20%, 1/15/2021	400,000	456,826
SESI LLC, 6.375%, 5/1/2019	600,000	651,000
Shelf Drilling Holdings Ltd. (United Arab Emirates)[6], 8.625%, 11/1/2018	545,000	583,150
Sidewinder Drilling, Inc.[6], 9.75%, 11/15/2019	545,000	565,437
Thermon Industries, Inc., 9.50%, 5/1/2017	490,000	555,415
Weatherford International Ltd., 9.625%, 3/1/2019	1,245,000	1,646,230

		7,449,742

Oil, Gas & Consumable Fuels - 0.8%
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc.[6], 7.125%, 11/15/2019	1,145,000	1,179,350

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
CVR Refining LLC - Coffeyville Finance, Inc.[6], 6.50%, 11/1/2022	555,000	$571,650
EOG Resources, Inc., 2.625%, 3/15/2023	1,145,000	1,151,933
EPL Oil & Gas, Inc.[6], 8.25%, 2/15/2018	660,000	709,500
Gulfport Energy Corp.[6], 7.75%, 11/1/2020	835,000	899,713
Lukoil International Finance B.V. (Russia)[6], 3.416%, 4/24/2018	735,000	748,230
Northern Tier Energy LLC - Northern Tier Finance Corp.[6], 7.125%, 11/15/2020	540,000	575,100
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	525,000	593,250
Petrobras International Finance Co. (Brazil), 5.375%, 1/27/2021	3,115,000	3,439,792
Sabine Pass Liquefaction LLC[6], 5.625%, 2/1/2021	820,000	848,700
Shell International Finance B.V. (Netherlands), 4.30%, 9/22/2019	910,000	1,059,300

		11,776,518

Total Energy		19,226,260

Financials - 11.4%
Capital Markets - 2.4%
BNP Paribas Home Loan Covered Bonds S.A. (France), 4.50%, 5/30/2014	EUR 300,000	413,028
BNP Paribas Home Loan Covered Bonds S.A. (France)[6], 2.20%, 11/2/2015	5,370,000	5,559,561
BNP Paribas Home Loan Covered Bonds S.A. (France), 3.75%, 4/20/2020	EUR 300,000	461,704
Credit Suisse AG (Switzerland)[6], 2.60%, 5/27/2016	2,995,000	3,164,718
Goldman Sachs Capital II7, 4.00%, 6/1/2043	2,005,000	1,710,265
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	2,510,000	2,965,490
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	3,290,000	3,838,637
The Goldman Sachs Group, Inc., 5.25%, 7/27/2021	125,000	144,933
Jefferies Finance LLC - JFIN Co-Issuer Corp.[6], 7.375%, 4/1/2020	875,000	910,000
Jefferies Group, Inc., 8.50%, 7/15/2019	2,895,000	3,675,327
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	1,025,000	1,246,086
Morgan Stanley, 5.55%, 4/27/2017	1,210,000	1,365,849
Morgan Stanley, 7.30%, 5/13/2019	1,355,000	1,697,178
Morgan Stanley, 5.75%, 1/25/2021	3,560,000	4,237,368

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Morgan Stanley, 5.50%, 7/28/2021	2,670,000	$3,133,560

		34,523,704

Commercial Banks - 4.1%
Banco Santander S.A. (Spain), 3.875%, 2/6/2026	EUR 200,000	275,865
Bank of Montreal (Canada)[6], 2.625%, 1/25/2016	1,845,000	1,947,398
Bank of Montreal (Canada)[6], 1.95%, 1/30/2017	6,730,000	7,022,082
Bank of Nova Scotia (Canada)[6], 1.65%, 10/29/2015	5,370,000	5,517,675
Barclays Bank plc (United Kingdom)[6], 2.50%, 9/21/2015	5,370,000	5,586,228
Barclays Bank plc (United Kingdom), 4.25%, 1/12/2022	GBP 490,000	884,961
Canadian Imperial Bank of Commerce (Canada)[6], 2.75%, 1/27/2016	1,950,000	2,065,050
Commonwealth Bank of Australia (Australia)[6], 0.75%, 1/15/2016	1,575,000	1,578,308
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD 380,000	424,123
Intesa Sanpaolo S.p.A. (Italy), 3.125%, 1/15/2016	1,385,000	1,384,497
Intesa Sanpaolo S.p.A. (Italy)[6], 6.50%, 2/24/2021	1,425,000	1,550,913
KeyBank National Association, 5.45%, 3/3/2016	1,310,000	1,465,092
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	1,830,000	2,217,151
National Australia Bank, Ltd. (Australia)[6], 1.25%, 3/8/2018	2,000,000	2,011,430
National Bank of Canada (Canada)[6], 2.20%, 10/19/2016	3,120,000	3,278,496
National City Corp., 6.875%, 5/15/2019.	2,255,000	2,807,452
Pfandbriefbank der schweizerischen Hypothekarinstitute AG (Switzerland), 2.25%, 9/2/2016	CHF 385,000	441,976
PNC Bank National Association, 5.25%, 1/15/2017	1,035,000	1,173,043
Royal Bank of Canada (Canada), 3.27%, 11/10/2014	CAD 295,000	301,383
Royal Bank of Canada (Canada), 3.18%, 3/16/2015	CAD 465,000	476,802
Royal Bank of Canada (Canada)[6], 3.125%, 4/14/2015	4,725,000	4,963,613
Royal Bank of Canada (Canada), 1.20%, 9/19/2017	1,390,000	1,403,205
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD 445,000	479,612
Santander Holdings USA, Inc., 4.625%, 4/19/2016	370,000	397,232
The Toronto-Dominion Bank (Canada)[6], 2.20%, 7/29/2015	5,370,000	5,575,134

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
Wachovia Corp., 5.25%, 8/1/2014	1,270,000	$1,340,788
Wells Fargo & Co., Series M, 3.45%, 2/13/2023	1,355,000	1,382,631
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD 400,000	446,762
Westpac Banking Corp. (Australia)[6], 1.25%, 12/15/2017	1,270,000	1,277,518

		59,676,420

Consumer Finance - 0.7%
American Express Co., 2.65%, 12/2/2022	4,578,000	4,587,586
American Express Co.[7], 6.80%, 9/1/2066	930,000	1,017,187
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	815,000	1,046,393
Credit Acceptance Corp., 9.125%, 2/1/2017	520,000	566,800
General Motors Financial Co., Inc.[6], 4.75%, 8/15/2017	845,000	891,475
John Deere Capital Corp., 5.50%, 4/13/2017	275,000	320,907
John Deere Capital Corp., 5.75%, 9/10/2018	1,455,000	1,773,734

		10,204,082

Diversified Financial Services - 1.8%
Bank of America Corp., 5.75%, 8/15/2016	840,000	936,811
Bank of America Corp., 3.30%, 1/11/2023	600,000	607,697
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	85,000	105,850
Citigroup, Inc., 8.50%, 5/22/2019	5,323,000	7,160,558
Citigroup, Inc., 4.05%, 7/30/2022	1,350,000	1,403,276
CME Group, Inc., 3.00%, 9/15/2022	2,540,000	2,595,237
CNG Holdings, Inc.[6], 9.375%, 5/15/2020	910,000	900,900
CNH Capital LLC, 6.25%, 11/1/2016	520,000	575,900
General Electric Capital Corp., 5.625%, 5/1/2018	625,000	743,372
General Electric Capital Corp., 5.50%, 1/8/2020	4,145,000	4,983,231
ING US, Inc. (Netherlands)[6], 2.90%, 2/15/2018	85,000	86,993
ING US, Inc. (Netherlands)[6], 5.50%, 7/15/2022	1,185,000	1,347,499
JPMorgan Chase & Co., 4.95%, 3/25/2020	3,130,000	3,641,871
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[6], 7.375%, 10/1/2017	540,000	560,925

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[6], 8.875%, 8/1/2020	1,005,000	$1,060,275

		26,710,395

Insurance - 1.1%
American International Group, Inc., 4.875%, 6/1/2022	3,645,000	4,198,581
Fidelity National Financial, Inc., 6.60%, 5/15/2017	2,025,000	2,305,916
First American Financial Corp., 4.30%, 2/1/2023	1,350,000	1,424,180
Genworth Holdings, Inc., 7.625%, 9/24/2021	3,410,000	4,276,696
Genworth Holdings, Inc.[7], 6.15%, 11/15/2066	600,000	566,250
Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	2,535,000	3,004,218

		15,775,841

Real Estate Investment Trusts (REITS) - 1.3%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	665,000	698,408
BioMed Realty LP, 3.85%, 4/15/2016	1,145,000	1,216,960
Boston Properties LP, 5.875%, 10/15/2019	1,385,000	1,685,958
Camden Property Trust, 5.70%, 5/15/2017	980,000	1,124,829
Corrections Corp. of America[6], 4.125%, 4/1/2020	865,000	893,113
Digital Realty Trust LP, 5.875%, 2/1/2020	200,000	233,865
Digital Realty Trust LP, 5.25%, 3/15/2021	1,870,000	2,131,185
HCP, Inc., 6.70%, 1/30/2018	1,270,000	1,547,824
Health Care REIT, Inc., 6.20%, 6/1/2016	1,240,000	1,422,392
Health Care REIT, Inc., 4.95%, 1/15/2021	275,000	312,119
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/2023	1,490,000	1,519,800
Mack-Cali Realty LP, 7.75%, 8/15/2019.	875,000	1,118,382
National Retail Properties, Inc., 3.30%, 4/15/2023	1,265,000	1,265,517
Simon Property Group LP, 10.35%, 4/1/2019	1,290,000	1,876,153
UDR, Inc., 4.625%, 1/10/2022	1,980,000	2,230,017

		19,276,522

Total Financials		166,166,964

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 0.7%
Health Care Equipment & Supplies - 0.2%
Alere, Inc.[6], 7.25%, 7/1/2018	550,000	$592,625
CR Bard, Inc., 4.40%, 1/15/2021	925,000	1,045,647
Fresenius Medical Care US Finance, Inc. (Germany), 6.875%, 7/15/2017	685,000	791,175
Fresenius Medical Care US Finance, Inc. (Germany)[6], 6.50%, 9/15/2018	290,000	335,675
Fresenius US Finance II, Inc.[6], 9.00%, 7/15/2015	615,000	708,787

		3,473,909

Health Care Providers & Services - 0.3%
Express Scripts Holding Co., 4.75%, 11/15/2021	1,250,000	1,444,645
Health Management Associates, Inc., 6.125%, 4/15/2016	745,000	821,362
UnitedHealth Group, Inc., 4.70%, 2/15/2021	1,460,000	1,699,879

		3,965,886

Pharmaceuticals - 0.2%
Novartis Securities Investment Ltd. (Switzerland), 5.125%, 2/10/2019	1,245,000	1,491,381
Valeant Pharmaceuticals International (Canada)[6], 6.75%, 8/15/2021	550,000	607,750

		2,099,131

Total Health Care		9,538,926

Industrials - 1.5%
Aerospace & Defense - 0.3%
The Boeing Co., 6.00%, 3/15/2019	980,000	1,211,977
Bombardier, Inc. (Canada)[6] , 4.25%, 1/15/2016	545,000	568,844
Bombardier, Inc. (Canada)[6] , 6.125%, 1/15/2023	545,000	589,281
DigitalGlobe, Inc.[6], 5.25%, 2/1/2021	545,000	550,450
Ducommun, Inc., 9.75%, 7/15/2018	815,000	900,575
Textron, Inc., 7.25%, 10/1/2019	940,000	1,142,150

		4,963,277

Air Freight & Logistics - 0.1%
Aguila 3 S.A. (Luxembourg)[6], 7.875%, 1/31/2018	580,000	624,950
FedEx Corp., 8.00%, 1/15/2019	785,000	1,032,151

		1,657,101

Airlines - 0.3%
Aviation Capital Group Corp.[6], 4.625%, 1/31/2018	540,000	563,277
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	545,000	568,162

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015.	290,000	$305,225
Southwest Airlines Co., 5.25%, 10/1/2014	945,000	997,548
Southwest Airlines Co., 5.75%, 12/15/2016.	1,580,000	1,782,270

		4,216,482

Commercial Services & Supplies - 0.2%
Clean Harbors, Inc., 5.25%, 8/1/2020	610,000	645,075
Garda World Security Corp. (Canada)[6], 9.75%, 3/15/2017	540,000	580,500
Waste Management, Inc., 7.375%, 3/11/2019	1,110,000	1,403,147

		2,628,722

Industrial Conglomerates - 0.0%**
Tyco Electronics Group S.A. (Switzerland), 4.875%, 1/15/2021	365,000	409,726

Machinery - 0.2%
Dynacast International LLC - Dynacast Finance, Inc., 9.25%, 7/15/2019	805,000	889,525
Joy Global, Inc., 5.125%, 10/15/2021	120,000	136,269
Kennametal, Inc., 3.875%, 2/15/2022	1,245,000	1,319,248

		2,345,042

Marine - 0.1%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc., 8.875%, 11/1/2017	815,000	856,769

Professional Services - 0.0%**
FTI Consulting, Inc.[6] , 6.00%, 11/15/2022.	540,000	576,450

Road & Rail - 0.2%
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	515,000	535,273
Union Pacific Corp., 5.65%, 5/1/2017	810,000	944,723
Union Pacific Corp., 2.95%, 1/15/2023.	1,240,000	1,292,547

		2,772,543

Trading Companies & Distributors - 0.1%
International Lease Finance Corp., 5.625%, 9/20/2013	650,000	659,750
Rexel S.A.[6], 5.25%, 6/15/2020	875,000	923,125

		1,582,875

Total Industrials		22,008,987

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology - 0.8%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	515,000	$572,937
ViaSat, Inc., 6.875%, 6/15/2020	565,000	615,850

		1,188,787

Computers & Peripherals - 0.2%
Apple, Inc., 2.40%, 5/3/2023	575,000	574,235
Hewlett-Packard Co., 4.75%, 6/2/2014.	1,920,000	1,996,940

		2,571,175

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp., 4.00%, 2/1/2022	635,000	679,102
Corning, Inc., 6.625%, 5/15/2019	1,000,000	1,246,934
Corning, Inc., 4.25%, 8/15/2020	115,000	129,750
CPI International, Inc., 8.00%, 2/15/2018	595,000	623,263

		2,679,049

IT Services - 0.1%
The Western Union Co., 5.253%, 4/1/2020	1,350,000	1,474,628

Software - 0.2%
Autodesk, Inc., 3.60%, 12/15/2022	2,605,000	2,651,734
Interface Security Systems Holdings, Inc. - Interface Security Systems LLC[6], 9.25%, 1/15/2018	540,000	560,250
Nuance Communications, Inc.[6], 5.375%, 8/15/2020	545,000	566,800

		3,778,784

Total Information Technology		11,692,423

Materials - 1.3%
Chemicals - 0.4%
Ashland, Inc.[6], 3.875%, 4/15/2018	570,000	587,100
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	925,000	1,141,424
Eastman Chemical Co., 3.60%, 8/15/2022	1,235,000	1,310,833
Nufarm Australia Ltd. (Australia)[6], 6.375%, 10/15/2019	1,085,000	1,114,837
Rentech Nitrogen Partners LP - Rentech Nitrogen Finance Corp.[6], 6.50%, 4/15/2021	940,000	963,500
Trinseo Materials Operating SCA - Trinseo Materials Finance, Inc. (Luxembourg)[6], 8.75%, 2/1/2019	545,000	545,000

		5,662,694

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Containers & Packaging - 0.1%
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC - Reynolds Group Issuer (Luxembourg) S.A., 5.75%, 10/15/2020	855,000	$895,613

Metals & Mining - 0.6%
Allegheny Technologies, Inc., 5.95%, 1/15/2021	1,970,000	2,224,382
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	960,000	1,222,548
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	60,000	64,489
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	580,000	585,922
Freeport-McMoRan Copper & Gold, Inc.[6], 2.375%, 3/15/2018	105,000	105,755
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022	1,330,000	1,330,454
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	1,620,000	1,731,092
Shale-Inland Holdings LLC - Shale-Inland Finance Corp.[6], 8.75%, 11/15/2019	545,000	576,337
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	1,290,000	1,324,186

		9,165,165

Paper & Forest Products - 0.2%
International Paper Co., 7.50%, 8/15/2021	1,425,000	1,882,918
Smurfit Kappa Acquisitions (Ireland)[6], 4.875%, 9/15/2018	1,410,000	1,462,875

		3,345,793

Total Materials		19,069,265

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.4%
Digicel Ltd. (Jamaica)[6], 6.00%, 4/15/2021	570,000	571,425
Inmarsat Finance plc (United Kingdom)[6], 7.375%, 12/1/2017	505,000	535,931
UPCB Finance VI Ltd. (Netherlands)[6], 6.875%, 1/15/2022	650,000	713,375
Verizon Communications, Inc., 8.75%, 11/1/2018	1,788,000	2,415,472
Windstream Corp., 7.50%, 6/1/2022	770,000	848,925

		5,085,128

Wireless Telecommunication Services - 0.4%
Crown Castle Towers LLC[6], 6.113%, 1/15/2020	1,045,000	1,284,121
Crown Castle Towers LLC[6], 4.883%, 8/15/2020	353,000	407,409
SBA Tower Trust[6] , 5.101%, 4/17/2017	575,000	642,400

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT4/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
SBA Tower Trust[6], 2.933%, 12/15/2017.	1,285,000	$1,331,011
Telefonica Emisiones S.A.U. (Spain), 3.192%, 4/27/2018	2,445,000	2,474,724

		6,139,665

Total Telecommunication Services		11,224,793

Utilities - 0.3%
Electric Utilities - 0.2%
Southwestern Electric Power Co., 6.45%, 1/15/2019	1,025,000	1,249,881
System Energy Resources, Inc., 4.10%, 4/1/2023	1,560,000	1,647,826

		2,897,707

Independent Power Producers & Energy Traders - 0.1%
Exelon Generation Co. LLC, 5.20%, 10/1/2019	815,000	935,327
Exelon Generation Co. LLC, 4.00%, 10/1/2020	160,000	171,603

		1,106,930

Total Utilities		4,004,637

Total Non-Convertible Corporate Bonds
(Identified Cost $283,494,114)		303,331,824

TOTAL CORPORATE BONDS
(Identified Cost $286,123,199)		306,193,461

MUTUAL FUNDS - 0.0%**
iShares S&P India Nifty 50 Index Fund.	13,700	349,076
PowerShares India Portfolio	16,900	319,748

TOTAL MUTUAL FUNDS
(Identified Cost $654,978)		668,824

U.S. TREASURY SECURITIES - 1.0%

U.S. Treasury Notes - 1.0%
U.S. Treasury Note, 2.625%, 4/30/2018
(Identified Cost $13,779,334)	13,000,000	14,254,292

ASSET-BACKED SECURITIES - 0.2%
FDIC Trust, Series 2011-R1, Class A6, 2.672%, 7/25/2026	1,376,188	1,426,129
Ford Credit Auto Owner Trust, Series 2012-D, Class A3, 0.51%, 4/15/2017.	990,000	990,372
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[6], 5.29%, 3/25/2016	470,000	506,350

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[6], 3.74%, 2/25/2017	700,000	$750,488

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,535,391)		3,673,339

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.6%

Americold LLC Trust, Series 2010-ARTA, Class A1[6], 3.847%, 1/14/2029	257,055	276,086
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A6, 2.959%, 12/10/2030	640,000	660,417
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[7], 5.729%, 5/10/2045	3,155,000	3,563,450
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	850,000	956,001
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	2,020,000	2,181,150
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[7], 5.716%, 9/11/2038	605,000	682,271
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	695,000	785,577
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[6], 3.759%, 4/15/2044	420,000	449,045
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[7], 5.218%, 7/15/2044	420,000	459,165
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[6], 3.156%, 7/10/2046	408,966	429,252
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class A3, 2.853%, 10/15/2045	895,000	917,905
Commercial Mortgage Trust, Series 2006-GG7, Class A4[7], 5.86%, 7/10/2038	615,000	696,539
Credit Suisse Mortgage Capital Certificates, Series 2013-TH1, Class A1[6,7], 2.13%, 2/25/2043	1,386,343	1,377,699
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[6], 3.742%, 11/10/2046.	328,623	352,545
Extended Stay America Trust, Series 2013-ESH7, Class A27[6], 2.958%, 12/5/2031	1,410,000	1,446,220
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class A2, 2.377%, 5/25/2022	1,255,000	1,266,052
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	1,190,000	1,207,458

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,325,000	$1,358,467
FREMF Mortgage Trust, Series 2011-K701, Class B6,7, 4.286%, 7/25/2048	550,000	595,602
FREMF Mortgage Trust, Series 2011-K702, Class B6,7, 4.77%, 4/25/2044	675,000	746,923
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[6], 3.849%, 12/10/2043.	705,692	760,795
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[7], 5.294%, 1/12/2043	1,605,000	1,762,012
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[7], 5.201%, 12/15/2044.	325,000	356,318
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[7], 5.861%, 4/15/2045	1,460,000	1,654,732
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[6,7], 3.00%, 3/1/2043	1,364,979	1,395,466
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A6, 3.913%, 6/25/2043	216,430	223,952
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A7, 5.23%, 9/15/2042	342,526	369,689
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[6], 3.884%, 9/15/2047	765,000	822,741
Motel 6 Trust, Series 2012-MTL6, Class A2[6], 1.948%, 10/5/2025	895,000	903,879
OBP Depositor LLC Trust, Series 2010-OBP, Class A, 4.646%, 7/15/2045	115,000	134,138
Sequoia Mortgage Trust, Series 2013-2, Class A1[7], 1.874%, 2/25/2043	1,259,113	1,244,987
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX6, 4.004%, 9/13/2028	350,000	392,305
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[7], 5.239%, 10/15/2044	2,119,991	2,313,557
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[7], 6.011%, 6/15/2045	750,000	854,533
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[6], 4.393%, 11/15/2043	600,000	686,024
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918%, 10/15/2045	1,720,000	1,766,552
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[6], 3.791%, 2/15/2044	575,000	618,080

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[4]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,465,000	$1,515,932

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $37,176,916)			38,183,516

FOREIGN GOVERNMENT BONDS - 2.7%

Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	805,000,000	1,767,598
Canada Housing Trust No. 1 (Canada)[6], 4.10%, 12/15/2018	CAD	385,000	432,784
Denmark Government Bond (Denmark), 4.00%, 11/15/2017	DKK	2,125,000	438,859
Indonesia Treasury Bond (Indonesia), 7.00%, 5/15/2022	IDR	3,687,000,000	420,794
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	295,000	433,761
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	625,000	930,590
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	385,000	573,066
Italy Buoni Poliennali Del Tesoro (Italy)[6], 5.00%, 3/1/2025	EUR	490,000	702,222
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	100,300,000	1,032,275
Japan Government Ten Year Bond (Japan), 1.00%, 12/20/2021	JPY	58,000,000	618,385
Japan Government Two Year Bond (Japan), 0.10%, 1/15/2014	JPY	44,000,000	451,344
Japan Government Two Year Bond (Japan), 0.10%, 3/15/2014	JPY	71,000,000	728,243
Korea Treasury Bond (Korea), 4.50%, 3/10/2015	KRW	940,000,000	883,837
Malaysia Government Bond (Malaysia), 3.434%, 8/15/2014	MYR	1,520,000	502,874
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	3,275,000	1,119,460
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	MXN	26,069,000	2,358,373
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	5,945,000	541,763
Portugal Obrigacoes do Tesouro OT (Portugal), 4.80%, 6/15/2020	EUR	175,000	223,691
Portugal Obrigacoes do Tesouro OT (Portugal), 4.95%, 10/25/2023	EUR	185,000	229,266
Province of Manitoba Canada, Series FH (Canada), 4.90%, 12/6/2016		1,400,000	1,611,679
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017		3,200,000	3,719,360
Province of Nova Scotia Canada (Canada), 5.125%, 1/26/2017		2,000,000	2,314,800
Province of Ontario Canada (Canada), 2.30%, 5/10/2016		5,000,000	5,251,000
Province of Quebec Canada (Canada), 5.125%, 11/14/2016		4,600,000	5,308,400
The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[4]		VALUE (NOTE 2)

FOREIGN GOVERNMENT BONDS (continued)

Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	845,000	$757,511
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	325,000	457,499
Spain Government Bond (Spain), 4.00%, 4/30/2020	EUR	510,000	691,646
Spain Government Bond (Spain)[6], 5.40%, 1/31/2023	EUR	355,000	513,545
State of Berlin (Germany), 3.00%, 3/29/2016	EUR	315,000	445,430
Sweden Government Bond (Sweden), 4.50%, 8/12/2015	SEK	2,785,000	464,985
Thailand Government Bond (Thailand), 2.80%, 10/10/2017	THB	13,525,000	457,110
United Kingdom Gilt (United Kingdom), 2.75%, 1/22/2015	GBP	410,000	664,520
United Kingdom Gilt (United Kingdom), 1.75%, 1/22/2017	GBP	270,000	439,418
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	565,000	892,027
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	475,000	890,117

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $38,071,973)			39,268,232

U.S. GOVERNMENT AGENCIES - 18.1%

Mortgage-Backed Securities - 7.2%

Fannie Mae, Pool #621881, 5.50%, 1/1/2017		582	622
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		1,423,652	1,551,143
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		100,775	109,800
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		127,816	140,360
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		902,300	983,103
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		165,994	182,284
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		1,566,476	1,706,758
Fannie Mae, Pool #990895, 5.50%, 10/1/2023		117,071	127,555
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		95,310	103,846
Fannie Mae, Pool #AK7413, 3.00%, 3/1/2027		2,419,280	2,558,867
Fannie Mae, Pool #AO6562, 3.00%, 6/1/2027		398,787	421,796
Fannie Mae, Pool #AP0000, 3.50%, 7/1/2027		985,450	1,051,411
Fannie Mae, Pool #AP7539, 3.00%, 9/1/2027		2,439,526	2,580,281
Fannie Mae, Pool #AB6580, 3.00%, 10/1/2027		663,939	702,247

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AL2720, 3.00%, 11/1/2027	2,054,892	$2,173,455
Fannie Mae, Pool #AQ4426, 3.00%, 11/1/2027	847,273	896,159
Fannie Mae, Pool #AQ5073, 3.00%, 12/1/2027	235,769	252,320
Fannie Mae, Pool #AQ5190, 3.00%, 12/1/2027	283,744	300,116
Fannie Mae, Pool #AR4926, 3.00%, 1/1/2028	842,816	891,445
Fannie Mae, Pool #AR5885, 3.00%, 1/1/2028	215,047	227,454
Fannie Mae, Pool #AB7722, 3.50%, 1/1/2028	654,353	698,152
Fannie Mae, Pool #AR1092, 3.00%, 2/1/2028	505,579	539,805
Fannie Mae, Pool #AR5986, 3.00%, 2/1/2028	220,661	236,151
Fannie Mae, Pool #AB8457, 3.50%, 2/1/2028	1,095,641	1,168,978
Fannie Mae, Pool #AB8601, 3.00%, 3/1/2028	795,544	844,678
Fannie Mae, Pool #AL3301, 3.00%, 3/1/2028	1,759,532	1,861,053
Fannie Mae, Pool #AR6001, 3.00%, 3/1/2028	240,341	257,213
Fannie Mae, Pool #AR6002, 3.00%, 3/1/2028	373,603	398,895
Fannie Mae, Pool #AR6024, 3.00%, 3/1/2028	1,153,397	1,219,946
Fannie Mae, Pool #AR8950, 3.00%, 3/1/2028	595,377	629,729
Fannie Mae, Pool #AT3152, 3.00%, 4/1/2028	888,058	948,178
Fannie Mae, Pool #MA1405, 3.00%, 4/1/2028	283,961	300,345
Fannie Mae, Pool #MA1423, 3.50%, 4/1/2028	51,524	54,972
Fannie Mae, Pool #AT2899, 3.00%, 5/1/2028	444,029	469,649
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	280,992	307,854
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	703,159	764,754
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	727,687	797,251
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	2,360,981	2,586,680
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	1,547,844	1,693,876
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	1,668,266	1,827,995
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	83,501	91,483
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	1,401,295	1,534,013

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	5,008,076	$5,480,567
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	143,592	157,319
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	1,812,441	1,954,728
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	478,259	520,154
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	2,410,868	2,600,135
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	3,502,402	3,832,838
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	2,872,290	3,142,072
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	4,120,471	4,509,220
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	2,188,741	2,397,975
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	5,596,573	6,124,586
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	1,494,605	1,611,940
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	603,007	651,477
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	434,451	469,373
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	1,474,482	1,594,286
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	370,741	400,541
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	531,027	573,044
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	160,057	175,838
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	116,578	128,072
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	90,570	99,967
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	160,295	177,734
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	67,429	72,343
Freddie Mac, Pool #E09019, 3.00%, 12/1/2027	544,175	577,115
Freddie Mac, Pool #E09022, 3.00%, 1/1/2028	290,637	308,230
Freddie Mac, Pool #J22551, 3.00%, 1/1/2028	549,193	580,034
Freddie Mac, Pool #J22427, 3.00%, 2/1/2028	439,634	468,856
Freddie Mac, Pool #G14708, 3.50%, 2/1/2028	662,805	711,061
Freddie Mac, Pool #E09026, 3.00%, 3/1/2028	1,476,140	1,565,492
Freddie Mac, Pool #E09029, 3.00%, 3/1/2028	1,326,233	1,406,511

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #E09031, 3.00%, 4/1/2028	146,717	$155,598
Freddie Mac, Pool #J23444, 3.00%, 4/1/2028	271,117	287,528
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	348,755	380,133
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	676,405	730,372
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	890,274	970,372
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	2,164,117	2,336,653
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	1,250,626	1,350,407
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	1,257,227	1,357,535
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	4,067,329	4,419,295
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	4,626,955	4,995,780
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	1,196,885	1,296,680
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	1,546,902	1,670,321
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	2,738,138	2,932,294
Freddie Mac, Pool #A89760, 4.50%, 12/1/2039	410,958	440,098
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	693,116	748,417
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	428,567	462,760
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	1,141,478	1,244,177

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT4/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	715,516	$779,892

Total Mortgage-Backed Securities
(Identified Cost $104,378,900)		105,042,492

Other Agencies - 10.9%
Fannie Mae, 0.375%, 12/21/2015	15,000,000	15,001,425
Fannie Mae, 0.875%, 8/28/2017	34,000,000	34,264,418
Freddie Mac, 3.75%, 3/27/2019	37,000,000	42,734,741
Freddie Mac, 1.25%, 10/2/2019	15,000,000	15,064,710
Freddie Mac, 2.375%, 1/13/2022	28,614,000	30,086,562
Freddie Mac, 6.25%, 7/15/2032	14,960,000	22,313,768

Total Other Agencies
(Identified Cost $155,796,725)		159,465,624

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $260,175,625)		264,508,116

SHORT-TERM INVESTMENT - 3.0%

Dreyfus Cash Management, Inc. - Institutional Shares[8], 0.05%,
(Identified Cost $43,588,217)	43,588,217	43,588,217

TOTAL INVESTMENTS - 100.9%
(Identified Cost $1,322,465,923)		1,474,286,322
LIABILITIES, LESS OTHER ASSETS - (0.9%)		(13,871,418)

NET ASSETS - 100%		$1,460,414,904

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT APRIL 30, 2013[9]:
SETTLEMENT DATE	CONTRACTS TO DELIVER	IN EXCHANGE FOR	CONTRACTS AT VALUE	UNREALIZED DEPRECIATION
05/08/2013	EUR 2,400,000	$3,119,328	$3,160,848	$(41,520)
06/06/2013	JPY 138,000,000	$1,392,772	$1,415,869	$(23,097)

ADR - American Depository Receipt

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

DKK - Danish Krone

EUR - Euro

GBP - British Pound

IDR - Indonesian Rupiah

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

MYR - Malaysian Ringgit

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

*Non-income producing security.

**Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Traded on Canadian Stock Exchange.

3Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

4Amount is stated in USD unless otherwise noted.

5The rate shown is a fixed rate as of April 30, 2013; the rate becomes floating, based on LIBOR plus a spread, in 2022.

6Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $112,938,636 or 7.73%, of the Series’ net assets as of April 30, 2013 (see Note 2 to the financial statements).

7The coupon rate is floating and is the effective rate as of April 30, 2013.

8Rate shown is the current yield as of April 30, 2013.

9The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

April 30, 2013 (unaudited)

ASSETS:

Investments, at value (identified cost $1,322,465,923) (Note 2)	$1,474,286,322
Foreign currency (identified cost $959,513)	959,475
Cash	717,725
Interest receivable	5,323,587
Receivable for securities sold	2,304,461
Receivable for fund shares sold	1,375,454
Dividends receivable	905,173
Foreign tax reclaims receivable	336,641
Prepaid and other expenses	4,177

TOTAL ASSETS	1,486,213,015

LIABILITIES:

Accrued management fees (Note 3)	889,148
Accrued shareholder services fees (Class S) (Note 3)	162,251
Accrued distribution and services (Rule 12b-1) fees (Class C) (Class R) (Note 3)	104,082
Accrued fund accounting and administration fees (Note 3)	41,596
Accrued transfer agent fees (Note 3)	29,248
Accrued Chief Compliance Officer service fees (Note 3)	167
Payable for securities purchased	23,325,311
Payable for fund shares repurchased	1,016,066
Unrealized depreciation on foreign forward currency contracts (Note 2)	64,617
Accrued foreign capital gains tax (Note 2)	3,730
Other payables and accrued expenses	161,895

TOTAL LIABILITIES	25,798,111

TOTAL NET ASSETS	$1,460,414,904

NET ASSETS CONSIST OF:

Capital stock	$1,061,748
Additional paid-in-capital	1,251,150,735
Undistributed net investment income	3,972,228
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	52,465,002
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	151,765,191

TOTAL NET ASSETS	$1,460,414,904

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

April 30, 2013 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($797,841,185/46,708,570 shares)	$17.08

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($508,397,144/46,329,488 shares)	$10.97

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class C ($103,317,090/8,942,754 shares)	$11.55

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($50,859,485/4,193,979 shares)	$12.13

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Extended Term Series

For the Six Months Ended April 30, 2013 (unaudited)

INVESTMENT INCOME:

Interest	$8,135,696
Dividends (net of foreign taxes withheld, $191,471)	6,224,556

Total Investment Income	14,360,252

EXPENSES:

Management fees (Note 3)	5,191,723
Shareholder services fees (Class S) (Note 3)	978,775
Distribution and service (Rule 12b-1) fees (Class C) (Note 3)	468,095
Fund accounting and administration fees (Note 3)	123,027
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	111,620
Transfer agent fees (Note 3)	82,327
Directors’ fees (Note 3)	13,649
Chief Compliance Officer service fees (Note 3)	1,116
Custodian fees	67,646
Miscellaneous	177,911

Total Expenses	7,215,889

NET INVESTMENT INCOME	7,144,363

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	54,198,547
Foreign currency and translation of other assets and liabilities	(143,056)

54,055,491

Net change in unrealized appreciation (depreciation) on-
Investments	78,758,936
Foreign currency and translation of other assets and liabilities	(66,803)

78,692,133

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	132,747,624

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$139,891,987

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Extended Term Series

	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEAR ENDED 10/31/12
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$7,144,363	$15,259,897
Net realized gain (loss) on investments and foreign currency	54,055,491	49,551,577
Net change in unrealized appreciation (depreciation) on investments and foreign currency	78,692,133	36,288,004

Net increase from operations	139,891,987	101,099,478

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(3,873,229)	(9,026,428)
From net investment income (Class I)	(3,809,400)	(7,861,255)
From net investment income (Class C)	(333,012)	(859,372)
From net investment income (Class R)	(247,733)	(399,233)
From net realized gain on investments (Class S)	(24,653,986)	(21,181,721)
From net realized gain on investments (Class I)	(18,872,811)	(14,551,102)
From net realized gain on investments (Class C)	(3,954,106)	(2,996,587)
From net realized gain on investments (Class R)	(1,729,274)	(855,544)

Total distributions to shareholders	(57,473,551)	(57,731,242)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	32,186,791	187,555,878

Net increase in net assets	114,605,227	230,924,114

NET ASSETS:

Beginning of period	1,345,809,677	1,114,885,563

End of period (including undistributed net investment income of $3,972,228 and $5,091,239, respectively)	$1,460,414,904	$1,345,809,677

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class S

	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED
		10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$16.01	$15.46	$15.16	$13.32	$11.75	$17.82

Income (loss) from investment operations:
Net investment income	0.08 [1]	0.19 [1]	0.23 [1]	0.22 [1]	0.17 [1]	0.22
Net realized and unrealized gain (loss) on investments	1.57	1.01	0.26	1.78	1.60	(4.36)

Total from investment operations	1.65	1.20	0.49	2.00	1.77	(4.14)

Less distributions to shareholders:
From net investment income	(0.08)	(0.19)	(0.19)	(0.16)	(0.20)	(0.21)
From net realized gain on investments	(0.50)	(0.46)	—	—	—	(1.72)

Total distributions to shareholders	(0.58)	(0.65)	(0.19)	(0.16)	(0.20)	(1.93)

Net asset value - End of period	$17.08	$16.01	$15.46	$15.16	$13.32	$11.75

Net assets - End of period (000’s omitted)	$797,841	$792,804	$716,536	$676,524	$511,700	$424,876

Total return[2]	10.57%	8.26%	3.26%	15.17%	15.47%	(25.70%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.07%[3]	1.07%	1.08%	1.07%	1.10%	1.10%
Net investment income	1.02%[3]	1.20%	1.49%	1.52%	1.48%	1.50%
Series portfolio turnover	27%	58%	65%	62%	62%	76%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	0.00%[4]	0.01%	0.00%[4]

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class I

	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED				FOR THE PERIOD 3/28/08[1] TO 10/31/08
		10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.50	$10.38	$10.26	$9.08	$8.10	$10.00

Income (loss) from investment operations:
Net investment income	0.07 [2]	0.15 [2]	0.18 [2]	0.17 [2]	0.13 [2]	0.08
Net realized and unrealized gain (loss) on investments	1.00	0.66	0.17	1.22	1.10	(1.91)

Total from investment operations	1.07	0.81	0.35	1.39	1.23	(1.83)

Less distributions to shareholders:
From net investment income	(0.10)	(0.23)	(0.23)	(0.21)	(0.25)	(0.07)
From net realized gain on investments	(0.50)	(0.46)	—	—	—	—

Total distributions to shareholders	(0.60)	(0.69)	(0.23)	(0.21)	(0.25)	(0.07)

Net asset value - End of period	$10.97	$10.50	$10.38	$10.26	$9.08	$8.10

Net assets - End of period (000’s omitted)	$508,397	$429,157	$321,632	$278,210	$98,015	$1,084

Total return[3]	10.63%	8.60%	3.43%	15.39%	15.82%	(18.46%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.82%[4]	0.82%	0.83%	0.83%	0.85%	0.85%[4]
Net investment income	1.24%[4]	1.45%	1.74%	1.76%	1.59%	1.62%[4]
Series portfolio turnover	27%	58%	65%	62%	62%	76%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	0.00%[5]	0.00%[5]	0.02%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class C

	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED		FOR THE PERIOD 1/4/10[1] TO 10/31/10
		10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.02	$10.86	$10.74	$10.00

Income from investment operations:
Net investment income[2]	0.01	0.05	0.08	0.06
Net realized and unrealized gain on investments	1.06	0.70	0.19	0.73

Total from investment operations	1.07	0.75	0.27	0.79

Less distributions to shareholders:
From net investment income	(0.04)	(0.13)	(0.15)	(0.05)
From net realized gain on investments	(0.50)	(0.46)	—	—

Total distributions to shareholders	(0.54)	(0.59)	(0.15)	(0.05)

Net asset value - End of period	$11.55	$11.02	$10.86	$10.74

Net assets - End of period (000’s omitted)	$103,317	$85,588	$68,436	$29,468

Total return[3]	10.08%	7.51%	2.49%	7.97%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.82%[4]	1.82%	1.83%	1.83%[4]
Net investment income	0.26%[4]	0.44%	0.71%	0.75%[4]
Series portfolio turnover	27%	58%	65%	62%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	0.00%[4,5]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class R

	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED		FOR THE PERIOD
		10/31/12	10/31/11	6/30/10[1] TO 10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.54	$11.36	$11.22	$10.00

Income from investment operations:
Net investment income[2]	0.04	0.10	0.11	0.02
Net realized and unrealized gain on investments	1.12	0.74	0.23	1.20

Total from investment operations	1.16	0.84	0.34	1.22

Less distributions to shareholders:
From net investment income	(0.07)	(0.20)	(0.20)	—
From net realized gain on investments	(0.50)	(0.46)	—	—

Total distributions to shareholders	(0.57)	(0.66)	(0.20)	—

Net asset value - End of period	$12.13	$11.54	$11.36	$11.22

Net assets - End of period (000’s omitted)	$50,859	$38,261	$8,281	$112

Total return[3]	10.43%	8.03%	3.04%	12.20%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.32%[4]	1.33%	1.33%	1.33%[4]
Net investment income	0.75%[4]	0.90%	0.97%	0.43%[4]
Series portfolio turnover	27%	58%	65%	62%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Maximum Term Series

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/12	ENDING ACCOUNT VALUE 4/30/13	EXPENSES PAID DURING PERIOD 11/1/12-4/30/13*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,143.50	$5.74	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.41	1.08%
Class I
Actual	$1,000.00	$1,145.00	$4.41	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	$4.16	0.83%
Class C
Actual	$1,000.00	$1,139.70	$9.71	1.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.72	$9.15	1.83%
Class R
Actual	$1,000.00	$1,142.60	$7.07	1.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.66	1.33%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Portfolio Composition - Pro-Blend® Maximum Term Series

As of April 30, 2013 (unaudited)

Sector Allocation[3]
Information Technology	17.1%
Consumer Discretionary	14.9%
Health Care	14.2%
Energy	12.2%
Industrials	11.2%
Financials	8.4%
Consumer Staples	6.9%
Materials	5.4%
Telecommunication Services	2.0%
Utilities	0.1%
[3] Including common stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[4]
Hess Corp.	3.2%
Google, Inc. - Class A	2.6%
EMC Corp.	2.5%
DIRECTV	2.2%
Monsanto Co.	2.0%
Qualcomm, Inc.	1.7%
Johnson & Johnson	1.7%
Cerner Corp.	1.7%
Cameron International Corp.	1.7%
Alcoa, Inc.	1.7%
4 As a percentage of total investments.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 85.2%

Consumer Discretionary - 13.8%
Auto Components - 0.1%
F.C.C. Co. Ltd. (Japan)[1]	7,700	$195,205
Hankook Tire Co. Ltd. (South Korea)[1]	12,429	541,527
Mando Corp. (South Korea)[1]	1,100	84,061
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	8,100	195,684
Nissin Kogyo Co. Ltd. (Japan)[1]	11,000	243,252

		1,259,729

Automobiles - 0.7%
Hyundai Motor Co. (South Korea)[1]	1,000	181,583
Tesla Motors, Inc.*	11,890	641,941
Toyota Motor Corp. (Japan)[1]	4,300	249,563
Toyota Motor Corp. - ADR (Japan)	46,860	5,449,818

		6,522,905

Distributors - 0.0%**
Inchcape plc (United Kingdom)[1]	27,630	215,396

Anhanguera Educacional Participacoes S.A. (Brazil)	24,120	433,997

Hotels, Restaurants & Leisure - 2.1%
Accor S.A. (France)[1]	129,990	4,304,167
Arcos Dorados Holdings, Inc. (Argentina)	9,440	128,573
BJ’s Restaurants, Inc.*	137,570	4,718,651
Hyatt Hotels Corp. - Class A*	1,950	83,226
InterContinental Hotels Group plc (United Kingdom)[1]	8,698	256,992
Orient-Express Hotels Ltd. - ADR - Class A*	32,020	323,402
Yum! Brands, Inc.	135,250	9,213,230

		19,028,241

Household Durables - 0.2%
DR Horton, Inc.	11,590	302,267
Lennar Corp. - Class A	8,080	333,058
LG Electronics, Inc. (South Korea)[1]	3,720	298,169
NVR, Inc.*	140	144,200
Rodobens Negocios Imobiliarios S.A. (Brazil)	43,750	320,349
Toll Brothers, Inc.*	7,130	244,630

		1,642,673

Internet & Catalog Retail - 1.2%
Amazon.com, Inc.*	23,860	6,055,907
HomeAway, Inc.*	97,490	2,978,319
Ocado Group plc (United Kingdom)*[1]	207,710	548,499
Shutterfly, Inc.*	18,020	802,431

		10,385,156

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Leisure Equipment & Products - 0.0%**
Nikon Corp. (Japan)[1]	9,900	$215,485

Media - 7.9%
British Sky Broadcasting Group plc (United Kingdom)[1]	21,600	283,083
DIRECTV*	341,000	19,286,960
Imax Corp. (Canada)*	16,100	411,033
Mediaset Espana Comunicacion S.A. (Spain)*[1]	97,570	764,759
News Corp. - Class A	188,530	5,838,774
Reed Elsevier plc - ADR (United Kingdom)	5,125	238,927
Societe Television Francaise 1 (France)[1]	39,080	412,903
Starz - Liberty Capital*	352,770	8,247,763
Time Warner, Inc.	156,530	9,357,363
Valassis Communications, Inc.	19,650	503,629
Viacom, Inc. - Class B	199,690	12,778,163
The Walt Disney Co.	178,740	11,232,022
Wolters Kluwer N.V. (Netherlands)[1]	17,270	382,160
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	155,650	698,993

		70,436,532

Multiline Retail - 0.1%
Marks & Spencer Group plc (United Kingdom)[1]	35,350	225,011
PPR (France)[1]	1,965	432,832

		657,843

Specialty Retail - 1.3%
Aeropostale, Inc.*	21,630	317,096
American Eagle Outfitters, Inc.	10,370	201,697
Belle International Holdings Ltd. (Hong Kong)[1]	170,000	277,922
Chico’s FAS, Inc.	9,390	171,555
China ZhengTong Auto Services Holdings Ltd.*[1]	157,000	97,441
Dick’s Sporting Goods, Inc.	121,330	5,835,973
Group 1 Automotive, Inc.	2,890	174,787
Hennes & Mauritz AB - Class B (Sweden)[1]	6,720	238,652
Komeri Co. Ltd. (Japan)[1]	5,400	167,922
Penske Automotive Group, Inc.	5,850	180,882
Rent-A-Center, Inc.	8,660	302,494
Sonic Automotive, Inc. - Class A	9,350	205,607
Tiffany & Co.	50,150	3,695,052

		11,867,080

Textiles, Apparel & Luxury Goods - 0.1%
Adidas AG (Germany)[1]	4,050	423,497

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
Burberry Group plc (United Kingdom)[1]	8,900	$185,149
Daphne International Holdings Ltd. (China)[1]	252,000	262,753
Hugo Boss AG (Germany)*[1]	1,640	191,141

		1,062,540

Total Consumer Discretionary		123,727,577

Consumer Staples - 6.4%
Beverages - 2.3%
Anheuser-Busch InBev N.V. (Belgium)[1]	89,840	8,630,983
C&C Group plc (Ireland)*[1]	73,470	456,395
Carlsberg A/S - Class B (Denmark)[1]	4,950	460,193
Cia Cervecerias Unidas S.A. - ADR (Chile)	8,575	296,095
Cia de Bebidas das Americas (AmBev) - ADR (Brazil)	3,400	142,868
The Coca-Cola Co.	201,040	8,510,023
Diageo plc (United Kingdom)[1]	24,560	750,003
Kirin Holdings Co. Ltd. (Japan)[1]	26,100	456,723
SABMiller plc (United Kingdom)[1]	3,200	172,663
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	70,000	469,534

		20,345,480

Food & Staples Retailing - 0.6%
Carrefour S.A. (France)[1]	24,970	741,587
Casino Guichard-Perrachon S.A. (France)[1]	2,880	311,512
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	62,700	486,014
The Fresh Market, Inc.*	1,710	69,990
Koninklijke Ahold N.V. (Netherlands)[1]	161,130	2,545,405
Raia Drogasil S.A. (Brazil)	14,500	155,744
Tesco plc (United Kingdom)[1]	196,090	1,115,357
Whole Foods Market, Inc.	2,030	179,290

		5,604,899

Food Products - 3.3%
Annie’s, Inc.*	1,280	48,371
Barry Callebaut AG (Switzerland)[1]	390	381,031
Biostime International Holdings Ltd. (China)[1]	33,000	190,416
Charoen Pokphand Foods PCL (Thailand)[1]	402,910	436,184
Danone S.A. (France)[1]	73,060	5,572,153
Glanbia plc (Ireland)*[1]	7,690	102,793
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	128,690	419,170
Ingredion, Inc.	3,800	273,638
Kraft Foods Group, Inc.	122,370	6,300,831

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
M Dias Branco S.A. (Brazil)	4,800	$214,671
Nestle S.A. (Switzerland)[1]	63,880	4,555,443
Unilever plc - ADR (United Kingdom)	262,734	11,381,637

		29,876,338

Personal Products - 0.1%
Kao Corp. (Japan)[1]	8,900	307,745
Natura Cosmeticos S.A. (Brazil)	3,470	86,960

		394,705

Tobacco - 0.1%
Gudang Garam Tbk PT (Indonesia)[1]	34,500	175,510
Swedish Match AB (Sweden)[1]	11,100	385,064

		560,574

Total Consumer Staples		56,781,996

Energy - 12.1%
Energy Equipment & Services - 5.5%
Baker Hughes, Inc.	272,760	12,380,576
Bourbon S.A. (France)[1]	1,770	48,332
Calfrac Well Services Ltd. (Canada)	15,780	400,824
Cameron International Corp.*	242,120	14,902,486
CARBO Ceramics, Inc.	1,300	91,845
Cie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	5,472	118,374
Gulfmark Offshore, Inc. - Class A	2,450	101,969
Hornbeck Offshore Services, Inc.*	2,190	98,375
ION Geophysical Corp.*	22,000	137,280
Key Energy Services, Inc.*	11,080	65,815
National Oilwell Varco, Inc.	1,150	75,003
Petroleum Geo-Services ASA (Norway)[1]	14,000	205,694
Schlumberger Ltd.	172,730	12,856,294
SPT Energy Group, Inc. (China)[1]	92,000	44,972
Trican Well Service Ltd. (Canada)	44,200	577,371
Weatherford International Ltd. - ADR*	539,990	6,906,472

		49,011,682

Oil, Gas & Consumable Fuels - 6.6%
Apache Corp.	83,720	6,185,234
Cameco Corp. (Canada)	16,960	330,890
Chesapeake Energy Corp.	157,330	3,074,228
Cloud Peak Energy, Inc.*	19,370	378,490
Encana Corp. (Canada)	209,270	3,861,031
EOG Resources, Inc.	48,300	5,852,028
Hess Corp.	389,000	28,078,020
Pacific Rubiales Energy Corp. (Colombia)	11,440	241,870
Paladin Energy Ltd. (Australia)*[2]	127,940	102,865

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleo Brasileiro S.A. - ADR (Brazil)	209,340	$4,180,520
Range Resources Corp.	69,880	5,137,578
Royal Dutch Shell plc - Class B (Netherlands)[1]	7,474	262,169
Royal Dutch Shell plc - Class B - ADR (Netherlands)	7,420	517,842
Statoil ASA (Norway)[1]	11,920	291,818
Talisman Energy, Inc. (Canada)	40,030	479,987

		58,974,570

Total Energy		107,986,252

Financials - 5.2%
Commercial Banks - 0.2%
Cathay General BanCorp.	12,680	249,923
Hong Leong Financial Group Berhad (Malaysia)[1]	105,620	538,080
HSBC Holdings plc (United Kingdom)[1]	32,180	352,435
ICICI Bank Ltd. - ADR (India)	6,670	312,289
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	92,000	462,347

		1,915,074

Consumer Finance - 0.9%
American Express Co.	107,700	7,367,757
DFC Global Corp.*	13,930	188,055

		7,555,812

Diversified Financial Services - 1.4%
JSE Ltd. (South Africa)[1]	166,040	1,419,209
MarketAxess Holdings, Inc.	15,580	659,346
The McGraw-Hill Companies, Inc.	184,140	9,963,815

		12,042,370

Insurance - 0.6%
Admiral Group plc (United Kingdom)[1]	57,370	1,142,809
Allianz SE (Germany)[1]	7,740	1,144,905
AXA S.A. (France)[1]	4,615	86,423
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	118,400	1,256,937
Mapfre S.A. (Spain)[1]	226,030	827,849
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,663	733,722
Zurich Insurance Group AG (Switzerland)[1]	1,410	394,013

		5,586,658

Real Estate Investment Trusts (REITS) - 2.0%
Agree Realty Corp.	3,000	90,210
Alexandria Real Estate Equities, Inc.	3,800	276,526
Alstria Office REIT AG (Germany)[1]	41,540	503,296
American Assets Trust, Inc.	3,990	134,702

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
American Campus Communities, Inc.	10,740	$479,434
Apartment Investment & Management Co. - Class A	14,700	457,317
Associated Estates Realty Corp.	10,910	194,962
AvalonBay Communities, Inc.	1,710	227,498
BioMed Realty Trust, Inc.	34,100	767,591
Boston Properties, Inc.	3,220	352,365
Camden Property Trust	3,500	253,190
Cedar Realty Trust, Inc.	5,770	36,986
Coresite Realty Corp.	6,970	252,175
Corporate Office Properties Trust	20,750	601,543
CubeSmart	12,470	219,098
Digital Realty Trust, Inc.	37,750	2,662,130
DuPont Fabros Technology, Inc.	113,520	2,853,893
Education Realty Trust, Inc.	18,150	199,469
Equity Lifestyle Properties, Inc.	3,820	310,375
Equity One, Inc.	6,630	168,999
Equity Residential	3,720	215,983
General Growth Properties, Inc.	11,050	251,056
HCP, Inc.	7,450	397,085
Health Care REIT, Inc.	6,930	519,542
Healthcare Realty Trust, Inc.	2,240	67,245
Healthcare Trust of America, Inc.*	19,330	241,238
Home Properties, Inc.	7,540	486,028
Host Hotels & Resorts, Inc.	19,393	354,310
Kimco Realty Corp.	14,610	347,426
Land Securities Group plc (United Kingdom)[1]	18,400	249,958
The Macerich Co.	1,600	112,080
Mack-Cali Realty Corp.	8,340	231,602
Mid-America Apartment Communities, Inc.	5,100	350,523
National Retail Properties, Inc.	6,090	241,651
Pebblebrook Hotel Trust	26,950	731,962
Potlatch Corp.	1,240	58,714
Public Storage	950	156,750
Realty Income Corp.	3,130	159,536
Simon Property Group, Inc.	3,890	692,692
Sovran Self Storage, Inc.	6,630	454,818
Tanger Factory Outlet Centers	3,680	136,602
Taubman Centers, Inc.	1,360	116,294
UDR, Inc.	14,710	361,572
Unibail-Rodamco SE (France)[1]	440	115,022
Vornado Realty Trust	650	56,914

		18,148,362

Real Estate Management & Development - 0.1%
General Shopping Brasil S.A. (Brazil)*	77,220	474,725

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Thrifts & Mortgage Finance - 0.0%**
Aareal Bank AG (Germany)*[1]	9,707	$233,946

Total Financials		45,956,947

Health Care - 13.6%
Biotechnology - 1.6%
Biogen Idec, Inc.*	19,390	4,245,053
Green Cross Corp. - Rights (South Korea)*[1]	774	22,133
Green Cross Corp. (South Korea)[1]	9,780	1,342,718
Incyte Corp. Ltd.*	22,330	494,609
Myriad Genetics, Inc.*	265,520	7,394,732
Protalix BioTherapeutics, Inc.*	79,270	449,461
Seattle Genetics, Inc.*	23,280	860,196

		14,808,902

Health Care Equipment & Supplies - 4.5%
Alere, Inc.*	546,900	14,044,392
Becton, Dickinson and Co.	93,015	8,771,315
BioMerieux (France)[1]	9,870	938,347
Carl Zeiss Meditec AG (Germany)[1]	9,260	283,854
The Cooper Companies, Inc.	6,750	745,200
DexCom, Inc.*	99,960	1,640,344
GN Store Nord A/S (Denmark)[1]	27,690	506,431
HeartWare International, Inc.*	8,890	864,108
Insulet Corp.*	62,200	1,569,928
Mindray Medical International Ltd. - ADR (China)	12,800	505,472
Neogen Corp.*	7,010	356,318
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	1,125,800	1,084,491
Sirona Dental Systems, Inc.*	15,580	1,145,753
Sonova Holding AG (Switzerland)[1]	3,900	424,859
Straumann Holding AG (Switzerland)[1]	1,250	164,095
Thoratec Corp.*	17,700	640,740
Volcano Corp.*	314,190	6,374,915

		40,060,562

Health Care Providers & Services - 0.6%
Life Healthcare Group Holdings Ltd. (South Africa)[1]	17,040	71,988
Odontoprev S.A. (Brazil)	32,770	163,461
Qualicorp S.A. (Brazil)*	80,180	780,260
Sonic Healthcare Ltd. (Australia)[1]	77,370	1,063,334
Universal Health Services, Inc. - Class B.	48,270	3,214,299

		5,293,342

Health Care Technology - 1.8%
Cerner Corp.*	155,830	15,079,669

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Technology (continued)
Greenway Medical Technologies, Inc.*	66,570	$896,698

		15,976,367

Life Sciences Tools & Services - 1.6%
Gerresheimer AG (Germany)[1]	2,810	160,559
Lonza Group AG (Switzerland)[1]	12,040	838,972
QIAGEN N.V. (Netherlands)*[1]	6,740	133,602
QIAGEN N.V. - ADR (Netherlands)*	425,570	8,460,332
Waters Corp.*	48,860	4,514,664

		14,108,129

Pharmaceuticals - 3.5%
AstraZeneca plc (United Kingdom)[1]	2,175	112,928
AstraZeneca plc - ADR (United Kingdom)	12,710	659,903
Bayer AG (Germany)[1]	11,706	1,223,822
GlaxoSmithKline plc (United Kingdom)[1]	14,755	380,701
Johnson & Johnson	177,810	15,154,746
Novo Nordisk A/S - Class B (Denmark)[1]	67,140	11,818,307
Shire plc (Ireland)[1]	16,590	517,143
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	2,700	148,235
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	6,650	254,629
UCB S.A. (Belgium)[1]	10,000	590,183
ViroPharma, Inc.*	19,500	531,375

		31,391,972

Total Health Care		121,639,274

Industrials - 10.6%
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	157,530	9,355,707

Airlines - 2.0%
Ryanair Holdings plc - ADR (Ireland)	108,560	4,704,990
Southwest Airlines Co.	506,767	6,942,708
Spirit Airlines, Inc.*	227,270	6,068,109

		17,715,807

Commercial Services & Supplies - 0.1%
Aggreko plc (United Kingdom)[1]	8,460	234,516
Interface, Inc.	5,060	84,704
Tomra Systems ASA (Norway)[1]	47,870	448,275

		767,495

Electrical Equipment - 0.2%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	13,740	310,112
Alstom S.A. (France)[1]	14,500	595,488

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment (continued)
Nexans S.A. (France)[1]	2,050	$94,198
Polypore International, Inc.*	16,300	683,459
Prysmian S.p.A. (Italy)[1]	2,710	54,700
Schneider Electric S.A. (France)[1]	4,200	320,194

		2,058,151

Industrial Conglomerates - 1.7%
General Electric Co.	256,140	5,709,361
Siemens AG (Germany)[1]	91,010	9,509,365

		15,218,726

Machinery - 3.7%
AGCO Corp.	4,010	213,533
Astec Industries, Inc.	2,380	78,135
Deere & Co.	2,000	178,600
FANUC Corp. (Japan)[1]	6,000	905,713
Graham Corp.	3,980	96,714
Joy Global, Inc.	219,460	12,403,879
Kennametal, Inc.	5,050	201,949
KUKA AG (Germany)*[1]	2,580	116,808
Pall Corp.	134,110	8,946,478
Pentair Ltd. - ADR	5,510	299,469
Titan International, Inc.	10,040	223,992
Trinity Industries, Inc.	5,500	232,155
Turk Traktor ve Ziraat Makineleri AS (Turkey)[1]	18,500	700,142
Wabash National Corp.*	38,180	360,037
Westport Innovations, Inc. - ADR (Canada)*	72,180	2,242,633
Xylem, Inc.	218,850	6,073,087

		33,273,324

Marine - 0.1%
Baltic Trading Ltd	11,570	40,148
D/S Norden A/S (Denmark)[1]	8,020	248,252
Diana Shipping, Inc. - ADR (Greece)*	4,140	39,289
Mitsui OSK Lines Ltd. (Japan)*[1]	14,000	58,301
Nippon Yusen Kabushiki Kaisha (Japan)[1]	22,000	57,432
Pacific Basin Shipping Ltd. (Hong Kong)[1]	80,000	45,763
Precious Shipping PCL (Thailand)[1]	239,600	145,507
Sinotrans Shipping Ltd. (China)[1]	651,300	159,707

		794,399

Professional Services - 0.6%
Adecco S.A. (Switzerland)[1]	87,130	4,660,476
ALS Ltd. (Australia)[1]	17,500	177,887

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Professional Services (continued)
Experian plc (United Kingdom)[1]	22,420	$394,474

		5,232,837

Trading Companies & Distributors - 1.0%
Brenntag AG (Germany)[1]	1,930	329,569
Fastenal Co.	173,260	8,498,403
Mills Estruturas e Servicos de Engenharia S.A. (Brazil)	23,400	384,552
MSC Industrial Direct Co., Inc. - Class A.	960	75,648

		9,288,172

Transportation Infrastructure - 0.1%
Groupe Eurotunnel S.A. (France)[1]	50,030	419,163
Koninklijke Vopak N.V. (Netherlands)[1]	2,440	135,121
Malaysia Airports Holdings Berhad (Malaysia)[1]	327,440	647,885

		1,202,169

Total Industrials		94,906,787

Information Technology - 16.4%
Communications Equipment - 5.0%
Alcatel-Lucent - ADR (France)*	230,160	315,319
Infinera Corp.*	115,640	973,689
Juniper Networks, Inc.*	839,800	13,898,690
Polycom, Inc.*	56,200	590,100
Qualcomm, Inc.	249,140	15,352,007
Riverbed Technology, Inc.*	943,160	14,015,358

		45,145,163

Computers & Peripherals - 2.6%
3D Systems Corp.*	1,125	43,020
Apple, Inc.	1,530	677,407
EMC Corp.*	991,890	22,248,093
Fusion-io, Inc.*	4,820	90,520
Stratasys Ltd.*	540	44,847

		23,103,887

Electronic Equipment, Instruments & Components - 0.2%
Hitachi Ltd. (Japan)[1]	154,000	984,190
Keyence Corp. (Japan)[1]	1,146	363,679
Rofin-Sinar Technologies, Inc.*	31,340	780,366

		2,128,235

Internet Software & Services - 3.4%
Google, Inc. - Class A*	28,389	23,408,718
LinkedIn Corp. - Class A*	17,170	3,298,185
Liquidity Services, Inc.*	26,420	869,218
LogMeIn, Inc.*	32,240	727,979

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Internet Software & Services (continued)
NHN Corp. (South Korea)[1]	2,000	$539,373
SciQuest, Inc.*	22,700	518,922
Tencent Holdings Ltd. (China)[1]	25,000	862,457

		30,224,852

IT Services - 1.9%
Amdocs Ltd. - ADR	269,830	9,632,931
Cap Gemini S.A. (France)[1]	13,610	627,504
InterXion Holding NV - ADR (Netherlands)*	2,020	50,561
VeriFone Systems, Inc.*	270,260	5,805,185
Wirecard AG (Germany)[1]	22,193	596,575

		16,712,756

Office Electronics - 0.0%**
Canon, Inc. (Japan)[1]	4,500	161,840

Semiconductors & Semiconductor Equipment - 0.2%
Samsung Electronics Co. Ltd. (South Korea)[1]	560	774,491
Skyworks Solutions, Inc.*	26,570	586,400
Sumco Corp. (Japan)[1]	3,300	34,640
Tokyo Electron Ltd. (Japan)[1]	9,300	476,013

		1,871,544

Software - 3.1%
Aspen Technology, Inc.*	1,510	46,025
Autodesk, Inc.*	151,450	5,964,101
Aveva Group plc (United Kingdom)[1]	5,260	181,568
Electronic Arts, Inc.*	742,740	13,079,651
MICROS Systems, Inc.*	146,470	6,211,793
RealPage, Inc.*	36,370	741,948
SAP AG (Germany)[1]	13,420	1,069,869
Temenos Group AG (Switzerland)*[1]	14,500	342,918

		27,637,873

Total Information Technology		146,986,150

Materials - 5.3%
Chemicals - 3.5%
Air Products & Chemicals, Inc.	52,440	4,560,182
BASF SE (Germany)[1]	4,330	405,342
Chr. Hansen Holding A/S (Denmark)[1]	5,800	209,302
Flotek Industries, Inc.*	9,360	150,134
Johnson Matthey plc (United Kingdom)[1]	11,091	418,382
Linde AG (Germany)[1]	5,330	1,009,202
Monsanto Co.	167,410	17,882,736
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	1,100	74,154
Syngenta AG (Switzerland)[1]	14,450	6,177,655
Tronox Ltd. - Class A	9,770	200,676

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
Umicore S.A. (Belgium)[1]	3,850	$178,433
Yingde Gases (China)[1]	169,000	162,972

		31,429,170

Construction Materials - 0.1%
CRH plc (Ireland)[1]	13,720	295,157
Holcim Ltd. (Switzerland)[1]	2,710	211,394

		506,551

Metals & Mining - 1.7%
Alcoa, Inc.	1,742,890	14,814,565
Alumina Ltd. (Australia)*[1]	217,340	217,339
Impala Platinum Holdings Ltd. (South Africa)[1]	9,270	127,040
Noranda Aluminum Holding Corp.	43,650	166,307
Norsk Hydro ASA (Norway)[1]	32,620	153,628

		15,478,879

Total Materials		47,414,600

Telecommunication Services - 1.7%
Diversified Telecommunication Services - 1.6%
Swisscom AG - ADR (Switzerland)[3]	9,116	429,090
Telefonica S.A. - ADR (Spain)	39,010	568,376
Telenor ASA (Norway)[1]	553,990	12,484,134
Telenor ASA - ADR (Norway)[3]	9,830	662,837
Vivendi S.A. (France)[1]	5,180	117,337

		14,261,774

Wireless Telecommunication Services - 0.1%
MTN Group Ltd. (South Africa)[1]	7,410	133,721
SK Telecom Co. Ltd. - ADR (South Korea)	53,960	1,051,680

		1,185,401

Total Telecommunication Services		15,447,175

Utilities - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc.*	19,750	488,023

Multi-Utilities - 0.0%**
GDF Suez (France)[1]	4,464	95,710

Water Utilities - 0.0%**
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	15,510	357,371

Total Utilities		941,104

TOTAL COMMON STOCKS
(Identified Cost $654,837,525)		761,787,862

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

CORPORATE BONDS - 6.2%

Non-Convertible Corporate Bonds - 6.2%
Consumer Discretionary - 0.9%
Media - 0.5%
NBCUniversal Media LLC, 2.875%, 4/1/2016	3,955,000	$4,183,848

Specialty Retail - 0.4%
Lowe’s Companies, Inc., 1.625%, 4/15/2017	4,080,000	4,176,798

Total Consumer Discretionary		8,360,646

Consumer Staples - 0.5%
Beverages - 0.5%
PepsiCo, Inc., 1.25%, 8/13/2017	4,170,000	4,199,891

Financials - 3.1%
Capital Markets - 0.9%
BNP Paribas Home Loan Covered Bonds S.A. (France)[5], 2.20%, 11/2/2015	2,425,000	2,510,603
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	410,000	478,371
Jefferies Group, Inc., 5.125%, 4/13/2018	850,000	941,641
Jefferies Group, Inc., 8.50%, 7/15/2019	3,000,000	3,808,629
Morgan Stanley, 5.50%, 1/26/2020	405,000	471,232

		8,210,476

Commercial Banks - 1.1%
Bank of Nova Scotia (Canada)[5], 1.65%, 10/29/2015	2,425,000	2,491,687
Barclays Bank plc (United Kingdom)[5], 2.50%, 9/21/2015	2,425,000	2,522,645
Royal Bank of Canada (Canada)[5], 3.125%, 4/14/2015	2,135,000	2,242,817
The Toronto-Dominion Bank (Canada)[5], 2.20%, 7/29/2015	2,425,000	2,517,635

		9,774,784

Consumer Finance - 0.0%**
American Express Co., 2.65%, 12/2/2022	362,000	362,758

Diversified Financial Services - 0.6%
Citigroup, Inc., 8.50%, 5/22/2019	279,000	375,314
General Electric Capital Corp., 1.625%, 7/2/2015	4,115,000	4,192,037
General Electric Capital Corp., 5.50%, 1/8/2020	375,000	450,835
JPMorgan Chase & Co., 4.95%, 3/25/2020	385,000	447,962

		5,466,148

Insurance - 0.5%
American International Group, Inc., 5.45%, 5/18/2017	3,740,000	4,281,126

Total Financials		28,095,292

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT 4 / SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 0.5%
Biotechnology - 0.5%
Amgen, Inc., 5.70%, 2/1/2019	3,510,000	$4,222,330

Industrials - 0.4%
Aerospace & Defense - 0.4%
United Technologies Corp., 1.80%, 6/1/2017	4,040,000	4,172,423

Information Technology - 0.5%
Computers & Peripherals - 0.5%
Hewlett-Packard Co., 2.60%, 9/15/2017	4,170,000	4,242,867

Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc., 8.75%, 11/1/2018	1,936,000	2,615,410

TOTAL CORPORATE BONDS
(Identified Cost $53,918,102)		55,908,859

MUTUAL FUNDS - 0.1%
iShares S&P India Nifty 50 Index Fund	10,400	264,992
PowerShares India Portfolio	12,800	242,176

TOTAL MUTUAL FUNDS
(Identified Cost $427,472)		507,168

U.S. GOVERNMENT AGENCIES - 4.4%
Other Agencies - 4.4%
Fannie Mae, 0.875%, 8/28/2017	16,000,000	16,124,432
Fannie Mae, 6.25%, 5/15/2029	1,608,000	2,324,755
Fannie Mae, 7.25%, 5/15/2030	1,448,000	2,312,414
Fannie Mae, 6.625%, 11/15/2030	1,528,000	2,318,444
Freddie Mac, 6.75%, 3/15/2031	1,508,000	2,314,603
Freddie Mac, 6.25%, 7/15/2032	9,247,000	13,792,474

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $37,734,325)		39,187,122

SHORT-TERM INVESTMENT - 3.1%
Dreyfus Cash Management, Inc. - Institutional Shares[6] , 0.05%,
(Identified Cost $28,043,045)	28,043,045	28,043,045

TOTAL INVESTMENTS - 99.0%
(Identified Cost $774,960,469)		885,434,056
OTHER ASSETS, LESS LIABILITIES - 1.0%		9,086,340

NET ASSETS - 100%		$894,520,396

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2013

(unaudited)

ADR - American Depository Receipt

*Non-income producing security.

**Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Traded on Canadian Stock Exchange.

3Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

4Amount is stated in USD unless otherwise noted.

5Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $12,285,387 or 1.37%, of the Series’ net assets as of April 30, 2013 (see Note 2 to the financial statements).

6Rate shown is the current yield as of April 30, 2013.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

April 30, 2013 (unaudited)

ASSETS:

Investments, at value (identified cost $774,960,469) (Note 2)	$885,434,056
Foreign currency (identified cost $713,485)	713,450
Receivable for securities sold	7,862,729
Dividends receivable	1,025,714
Interest receivable	822,682
Receivable for fund shares sold	490,650
Foreign tax reclaims receivable	439,305
Prepaid and other expenses	2,022

TOTAL ASSETS	896,790,608

LIABILITIES:

Cash overdraft	306,092
Accrued management fees (Note 3)	544,629
Accrued shareholder services fees (Class S) (Note 3)	100,892
Accrued transfer agent fees (Note 3)	32,659
Accrued distribution and service (Rule 12b-1) fees (Class C) (Class R)(Note 3)	32,485
Accrued fund accounting and administration fees (Note 3)	19,332
Accrued Chief Compliance Officer service fees (Note 3)	167
Payable for fund shares repurchased	914,879
Payable for securities purchased	208,067
Other payables and accrued expenses	111,010

TOTAL LIABILITIES	2,270,212

TOTAL NET ASSETS	$894,520,396

NET ASSETS CONSIST OF:

Capital stock	$584,720
Additional paid-in-capital	728,464,052
Undistributed net investment income	1,555,579
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	53,425,599
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	110,490,446

TOTAL NET ASSETS	$894,520,396

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

April 30, 2013 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($496,392,487/26,027,213 shares)	$19.07

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($345,737,939/28,483,116 shares)	$12.14

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class C ($27,959,793/2,215,393 shares)	$12.62

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($24,430,177/1,746,272 shares)	$13.99

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Maximum Term Series

For the Six Months Ended April 30, 2013 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $282,103)	$6,151,799
Interest	955,788

Total Investment Income	7,107,587

EXPENSES:

Management fees (Note 3)	3,188,284
Shareholder services fees (Class S) (Note 3)	596,438
Distribution and service (Rule 12b-1) fees (Class C) (Note 3)	127,140
Transfer agent fees (Note 3)	83,712
Fund accounting and administration fees (Note 3)	72,330
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	51,452
Directors’ fees (Note 3)	8,541
Chief Compliance Officer service fees (Note 3)	1,116
Custodian fees	47,218
Miscellaneous	132,201

Total Expenses	4,308,432

NET INVESTMENT INCOME	2,799,155

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	55,049,395
Foreign currency and translation of other assets and liabilities	(8,231)

55,041,164

Net change in unrealized appreciation (depreciation) on-
Investments	56,730,314
Foreign currency and translation of other assets and liabilities	14,418

56,744,732

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	111,785,896

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$114,585,051

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Maximum Term Series

	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEAR ENDED 10/31/12
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,799,155	$3,164,278
Net realized gain (loss) on investments and foreign currency	55,041,164	35,034,888
Net change in unrealized appreciation (depreciation) on investments and foreign currency	56,744,732	33,538,255

Net increase from operations	114,585,051	71,737,421

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(453,532)	(2,108,007)
From net investment income (Class I)	(1,143,129)	(2,634,625)
From net investment income (Class C)	—	(15,318)
From net investment income (Class R)	(13,984)	(56,697)
From net realized gain on investments (Class S)	(8,525,711)	—
From net realized gain on investments (Class R)	(458,009)	—
From net realized gain on investments (Class C)	(657,225)	—
From net realized gain on investments (Class I)	(8,772,271)	—

Total distributions to shareholders	(20,023,861)	(4,814,647)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(28,848,853)	17,554,083

Net increase in net assets	65,712,337	84,476,857

NET ASSETS:

Beginning of period	828,808,059	744,331,202

End of period (including undistributed net investment income of $1,555,579 and $367,069, respectively)	$894,520,396	$828,808,059

The accompanying notes are an integral part of the financial statements.

Pro-Blend® Maximum Term Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED
		10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$17.00	$15.66	$15.59	$13.35	$11.50	$19.57

Income (loss) from investment operations:
Net investment income	0.05 [1]	0.06 [1]	0.10 [1]	0.08 [1]	0.06 [1]	0.12
Net realized and unrealized gain (loss) on investments	2.36	1.35	0.05	2.21	1.90	(6.22)

Total from investment operations	2.41	1.41	0.15	2.29	1.96	(6.10)

Less distributions to shareholders:
From net investment income	(0.02)	(0.07)	(0.08)	(0.05)	(0.11)	(0.10)
From net realized gain on investments	(0.32)	—	—	—	—	(1.87)

Total distributions to shareholders	(0.34)	(0.07)	(0.08)	(0.05)	(0.11)	(1.97)

Net asset value - End of period	$19.07	$17.00	$15.66	$15.59	$13.35	$11.50

Net assets - End of period (000’s omitted)	$496,392	$467,244	$512,215	$539,781	$443,770	$342,015

Total return[2]	14.35%	9.04%	0.94%	17.17%	17.34%	(34.19%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.08%[3]	1.09%	1.09%	1.10%	1.10%	1.10%
Net investment income	0.59%[3]	0.36%	0.59%	0.54%	0.55%	0.77%
Series portfolio turnover	31%	64%	65%	68%	67%	82%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	0.00%[4]	0.03%	0.04%

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Pro-Blend® Maximum Term Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED				FOR THE PERIOD 3/28/08[1] TO 10/31/08
		10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.95	$10.12	$10.12	$8.70	$7.57	$10.00

Income (loss) from investment operations:
Net investment income	0.05 [2]	0.06 [2]	0.09 [2]	0.08 [2]	0.05 [2]	0.05
Net realized and unrealized gain (loss) on investments	1.50	0.88	0.03	1.43	1.24	(2.44)

Total from investment operations	1.55	0.94	0.12	1.51	1.29	(2.39)

Less distributions to shareholders:
From net investment income	(0.04)	(0.11)	(0.12)	(0.09)	(0.16)	(0.04)
From net realized gain on investments	(0.32)	—	—	—	—	—

Total distributions to shareholders	(0.36)	(0.11)	(0.12)	(0.09)	(0.16)	(2.39)

Net asset value - End of period	$12.14	$10.95	$10.12	$10.12	$8.70	$7.57

Net assets - End of period (000’s omitted)	$345,738	$320,999	$210,597	$190,344	$52,271	$2,597

Total return[3]	14.50%	9.42%	1.14%	17.47%	17.58%	(24.01%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.83%[4]	0.84%	0.84%	0.85%	0.85%	0.85%[4]
Net investment income	0.84%[4]	0.57%	0.83%	0.81%	0.68%	0.88%[4]
Series portfolio turnover	31%	64%	65%	68%	67%	82%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	0.00%[5]	0.02%	0.08%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Pro-Blend® Maximum Term Series

Financial Highlights - Class C

	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED		FOR THE PERIOD 1/4/10[1] TO 10/31/10
		10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.38	$10.52	$10.54	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.01)	(0.04)	(0.02)	(0.01)
Net realized and unrealized gain on investments	1.57	0.91	0.04	0.58

Total from investment operations	1.56	0.87	0.02	0.57

Less distributions to shareholders:
From net investment income	—	(0.01)	(0.04)	(0.03)
From net realized gain on investments	(0.32)	—	—	—

Total distributions to shareholders	(0.32)	(0.01)	(0.04)	(0.03)

Net asset value - End of period	$12.62	$11.38	$10.52	$10.54

Net assets - End of period (000’s omitted)	$27,960	$23,045	$18,102	$7,383

Total return[3]	13.97%	8.27%	0.15%	5.68%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.83%[4]	1.84%	1.84%	1.85%[4]
Net investment loss	(0.16%)[4]	(0.40%)	(0.15%)	(0.13%)[4]
Series portfolio turnover	31%	64%	65%	68%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	0.01%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Pro-Blend® Maximum Term Series

Financial Highlights - Class R

	FOR THE SIX MONTHS ENDED 4/30/13 (UNAUDITED)	FOR THE YEARS ENDED		FOR THE PERIOD 6/30/10[1] TO 10/31/10
		10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.56	$11.63	$11.64	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.02 [2]	0.00 [3]	0.00 [3]	(0.01)
Net realized and unrealized gain on investments	1.74	1.00	0.09	1.65

Total from investment operations	1.76	1.00	0.09	1.64

Less distributions to shareholders:
From net investment income	(0.01)	(0.07)	(0.10)	—
From net realized gain on investments	(0.32)	—	—	—

Total distributions to shareholders	(0.33)	(0.07)	(0.10)	—

Net asset value - End of period	$13.99	$12.56	$11.63	$11.64

Net assets - End of period (000’s omitted)	$24,430	$17,520	$3,418	$31

Total return[4]	14.26%	8.72%	0.71%	16.40%
Ratios (to average net assets)/
Supplemental Data:
Expenses	1.33%[5]	1.34%	1.34%	1.35%[5]
Net investment income	0.34%[5]	0.02%	0.04%	(0.38%)[5]
Series portfolio turnover	31%	64%	65%	68%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1.	Organization

Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series are asset allocation funds. Each invests in a combination of stocks, bonds and cash and is managed according to specific goals. The goals are as follows: Pro-Blend® Conservative Term Series - primary goal is preservation of capital; secondary goal is to provide income and long-term growth of capital. Pro-Blend® Moderate Term Series - equal emphasis on long-term growth of capital and preservation of capital. Pro-Blend® Extended Term Series - primary goal is long-term growth of capital; secondary goal is preservation of capital. Pro-Blend® Maximum Term Series - primary goal is long-term growth of capital.

Each Series is authorized to issue six classes of shares (Class C, R, E, I, S and Z). Currently, only Class S, I, C and R shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2013, 10.3 billion shares have been designated in total among 43 series, of which 162.5 million have been designated as Pro-Blend® Conservative Term Series Class S common stock, 75 million have been designated as Pro-Blend® Conservative Term Series Class I common stock, 125 million each have been designated as Class S common stock and Class I common stock for Pro-Blend® Moderate Term Series, 125 million each have been designated as Class S common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 200 million each have been designated as Class I common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 25 million each have been designated as Class C common stock for Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series and 52.5 million each have been designated as Class R common stock for Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated defaulted rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instruments’ level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measure. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

	PRO-BLEND® CONSERVATIVE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$58,449,321	$50,101,265	$8,348,056	$—
Consumer Staples	53,343,863	50,366,334	2,977,529	—
Energy	64,723,932	64,371,248	352,684	—
Financials	83,885,543	79,205,482	4,680,061	—
Health Care	75,289,547	65,726,581	9,562,966	—
Industrials	39,208,113	33,322,242	5,885,871	—
Information Technology	73,017,713	70,080,611	2,937,102	—
Materials	22,161,696	18,322,091	3,839,605	—
Telecommunication Services	7,549,278	3,003,611	4,545,667	—
Utilities	610,670	610,670	—	—

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® CONSERVATIVE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Preferred securities:
Financials	$5,722,978	$5,722,978	$—	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	485,044,534	—	485,044,534	—
Corporate debt:
Consumer Discretionary	63,616,058	—	63,616,058	—
Consumer Staples	13,087,858	—	13,087,858	—
Energy	23,634,039	—	23,634,039	—
Financials	238,088,895	—	238,088,895	—
Health Care	13,727,005	—	13,727,005	—
Industrials	30,971,002	—	30,971,002	—
Information Technology	17,261,564	—	17,261,564	—
Materials	32,468,407	—	32,468,407	—
Telecommunication Services	10,105,653	—	10,105,653	—
Utilities	7,817,865	—	7,817,865	—
Convertible corporate debt:
Financials	535,819	—	535,819	—
Health Care	178,425	—	178,425	—
Information Technology	56,350	—	56,350	—
Materials	875,812	—	875,812	—
Asset-backed securities	5,613,353	—	5,613,353	—
Commercial mortgage-backed securities	43,357,776	—	43,357,776	—
Foreign government bonds	37,275,805	—	37,275,805	—
Mutual funds	32,710,200	32,710,200	—	—

Total assets	1,540,389,074	473,543,313	1,066,845,761	—

Liabilities:
Other financial instruments*	(48,965)	—	(48,965)	—

Total	$1,540,340,109	$473,543,313	$1,066,796,796	$—

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$106,202,781	$90,956,279	$15,246,502	$—
Consumer Staples	35,686,448	26,786,800	8,899,648	—
Energy	84,780,772	83,723,734	1,057,038	—
Financials	71,730,225	62,679,828	9,050,397	—
Health Care	85,734,976	60,006,043	25,728,933	—
Industrials	42,590,363	28,209,838	14,380,525	—
Information Technology	118,729,211	110,489,167	8,240,044	—
Materials	48,317,065	37,708,023	10,609,042	—
Telecommunication Services	15,642,715	1,486,569	14,156,146	—
Utilities	931,633	850,267	81,366	—
Preferred securities:
Financials	6,775,773	6,775,773	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	368,433,169	—	368,433,169	—

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Corporate debt:
Consumer Discretionary	$40,757,858	$—	$40,757,858	$—
Consumer Staples	7,510,073	—	7,510,073	—
Energy	22,791,436	—	22,791,436	—
Financials	197,426,895	—	197,426,895	—
Health Care	14,605,239	—	14,605,239	—
Industrials	24,443,638	—	24,443,638	—
Information Technology	12,275,335	—	12,275,335	—
Materials	23,655,728	—	23,655,728	—
Telecommunication Services	12,879,291	—	12,879,291	—
Utilities	4,415,915	—	4,415,915	—
Convertible corporate debt:
Financials	1,078,172	—	1,078,172	—
Health Care	327,113	—	327,113	—
Information Technology	302,881	—	302,881	—
Materials	956,812	—	956,812	—
Asset-backed securities	3,758,674	—	3,758,674	—
Commercial mortgage-backed securities	44,560,239	—	44,560,239	—
Foreign government bonds	46,426,534	—	46,426,534	—
Mutual funds	45,153,371	45,153,371	—	—

Total assets	1,488,880,335	554,825,692	934,054,643	—

Liabilities:
Other financial instruments*	(64,784)	—	(64,784)	—

Total	$1,488,815,551	$554,825,692	$933,989,859	$—

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$130,451,548	$112,161,206	$18,290,342	$—
Consumer Staples	47,670,007	35,938,806	11,731,201	—
Energy	109,453,226	108,101,057	1,352,169	—
Financials	83,861,220	73,358,714	10,502,506	—
Health Care	107,806,470	76,391,929	31,414,541	—
Industrials	55,344,623	37,023,213	18,321,410	—
Information Technology	151,359,019	140,874,438	10,484,581	—
Materials	51,141,864	38,693,458	12,448,406	—
Telecommunication Services	19,796,652	1,992,924	17,803,728	—
Utilities	1,262,018	1,173,105	88,913	—
Preferred securities:
Financials	5,801,678	5,801,678	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	278,762,408	—	278,762,408	—
Corporate debt:
Consumer Discretionary	34,075,342	—	34,075,342	—
Consumer Staples	6,324,227	—	6,324,227	—
Energy	19,226,260	—	19,226,260	—
Financials	166,166,964	—	166,166,964	—
Health Care	9,538,926	—	9,538,926	—

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Industrials	$22,008,987	$—	$22,008,987	$—
Information Technology	11,692,423	—	11,692,423	—
Materials	19,069,265	—	19,069,265	—
Telecommunication Services	11,224,793	—	11,224,793	—
Utilities	4,004,637	—	4,004,637	—
Convertible corporate debt:
Financials	1,110,844	—	1,110,844	—
Health Care	327,112	—	327,112	—
Information Technology	471,931	—	471,931	—
Materials	951,750	—	951,750	—
Asset-backed securities	3,673,339	—	3,673,339	—
Commercial mortgage-backed securities	38,183,516	—	38,183,516	—
Foreign government bonds	39,268,232	—	39,268,232	—
Mutual funds	44,257,041	44,257,041	—	—

Total assets	1,474,286,322	675,767,569	798,518,753	—

Liabilities:
Other financial instruments*	(64,617)	—	(64,617)	—

Total	$1,474,221,705	$675,767,569	$798,454,136	$—

	PRO-BLEND® MAXIMUM TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$123,727,577	$111,153,776	$12,573,801	$—
Consumer Staples	56,781,996	28,079,288	28,702,708	—
Energy	107,986,252	107,014,893	971,359	—
Financials	45,956,947	37,752,933	8,204,014	—
Health Care	121,639,274	99,812,572	21,826,702	—
Industrials	94,906,787	74,447,851	20,458,936	—
Information Technology	146,986,150	139,971,033	7,015,117	—
Materials	47,414,600	37,774,600	9,640,000	—
Telecommunication Services	15,447,175	1,620,056	13,827,119	—
Utilities	941,104	845,394	95,710	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	39,187,122	—	39,187,122	—
Corporate debt:
Consumer Discretionary	8,360,646	—	8,360,646	—
Consumer Staples	4,199,891	—	4,199,891	—
Financials	28,095,292	—	28,095,292	—
Health Care	4,222,330	—	4,222,330	—
Industrials	4,172,423	—	4,172,423	—
Information Technology	4,242,867	—	4,242,867	—
Telecommunication Services	2,615,410	—	2,615,410	—
Mutual funds	28,550,213	28,550,213	—	—

Total assets	$885,434,056	$667,022,609	$218,411,447	$—

*Other financial instruments are derivative instruments not reflected in the investment portfolio, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

There were no Level 3 securities held by any of the Pro-Blend® Series as of October 31, 2012 or April 30, 2013.

Please see the Investment Portfolio for each of the Series for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2013.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed. Realized and unrealized gain or loss arising from a transaction is included in net realized and unrealized gain (loss) on investments.

Each Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series have in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Forward Foreign Currency Exchange Contracts (continued)

associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. Investments in forward foreign currency exchange contacts held by each Series, if any, on April 30, 2013 are shown at the end of each Investment Portfolio. During the period of April 9, 2013 through April 30, 2013, the period for which forward foreign currency contracts were held, the average volume of derivative activity (measured in terms of notional amounts) was $2,745,301, $3,649,326 and $3,645,634 for Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series and Pro-Blend® Extended Term Series, respectively.

The following table presents the present value of derivatives held at April 30, 2013 as reflected on the Statement of Assets and Liabilities, and the effect of the derivative instruments on the Statement of Operations:

PRO-BLEND® CONSERVATIVE TERM SERIES
STATEMENT OF ASSETS AND LIABILITIES
Derivative	Liabilities Location
Foreign forward currency exchange contracts	Unrealized depreciation on foreign forward currency exchange contracts	$ (48,965)

STATEMENT OF OPERATIONS
Derivative
Foreign forward currency exchange contracts	Net realized gain (loss) on foreign currency transactions and translation of other assets and liabilities	$ (13,983)
Derivative
Foreign forward currency exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency transactions and translation of other assets and liabilities	$ (48,965)

PRO-BLEND® MODERATE TERM SERIES
STATEMENT OF ASSETS AND LIABILITIES
Derivative	Liabilities Location
Foreign forward currency exchange contracts	Unrealized depreciation on foreign forward currency exchange contracts	$ (64,784)

STATEMENT OF OPERATIONS
Derivative
Foreign forward currency exchange contracts	Net realized gain (loss) on foreign currency transactions and translation of other assets and liabilities	$ (18,250)
Derivative
Foreign forward currency exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency transactions and translation of other assets and liabilities	$ (64,784)

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Forward Foreign Currency Exchange Contracts (continued)

PRO-BLEND® EXTENDED TERM SERIES
STATEMENT OF ASSETS AND LIABILITIES
Derivative	Liabilities Location
Foreign forward currency exchange contracts	Unrealized depreciation on foreign forward currency exchange contracts	$ (64,617)

STATEMENT OF OPERATIONS
Derivative
Foreign forward currency exchange contracts	Net realized gain (loss) on foreign currency transactions and translation of other assets and liabilities	$ (18,118)
Derivative
Foreign forward currency exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency transactions and translation of other assets and liabilities	$ (64,617)

Securities Purchased on a When-Issued Basis or Forward Commitment

Each Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

In connection with their ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series account for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in each applicable Series’ Investment Portfolio. None of the Series had TBA dollar rolls outstanding as of April 30, 2013.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of each applicable Series’ Investment Portfolio.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2013, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2009 through October 31, 2012. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which they invest, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% for Pro-Blend® Conservative Term Series and 0.75% for Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

Class S shares of each Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder

Notes to Financial Statements (continued)

3.	Transactions with Affiliates (continued)

accounts and reporting services. For these services, Class S of each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.20% for Pro-Blend® Conservative Term Series Class S and 0.25% for Pro-Blend® Moderate Term Series Class S, Pro-Blend® Extended Term Series Class S and Pro-Blend® Maximum Term Series Class S, of the Class’ average daily net assets. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least February 28, 2014, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of shareholder services fees and distribution and service fees (12b-1), at no more than the amounts presented in the following table, of average daily net assets each year. In addition, the Advisor has voluntarily agreed to waive fees and reimburse expenses during the current fiscal year in order to keep total direct annual fund operating expenses for the Series, inclusive of shareholder services fees and distribution and service fees (12b-1), at no more than the amounts presented in the following table, of average daily net assets each year.

SERIES/CLASS	EXPENSE LIMIT	VOLUNTARY EXPENSE LIMITATION
Pro-Blend® Conservative Term Series Class S	0.80%	0.90%
Pro-Blend® Conservative Term Series Class I	0.70%	—
Pro-Blend® Conservative Term Series Class C	0.80%	1.70%
Pro-Blend® Conservative Term Series Class R	0.80%	1.20%
Pro-Blend® Moderate Term Series Class S	0.95%	1.10%
Pro-Blend® Moderate Term Series Class I	0.85%	—
Pro-Blend® Moderate Term Series Class C	0.95%	1.85%
Pro-Blend® Moderate Term Series Class R	0.95%	1.35%
Pro-Blend® Extended Term Series Class S	0.95%	1.10%
Pro-Blend® Extended Term Series Class I	0.85%	—
Pro-Blend® Extended Term Series Class C	0.95%	1.85%
Pro-Blend® Extended Term Series Class R	0.95%	1.35%
Pro-Blend® Maximum Term Series Class S	0.95%	1.10%
Pro-Blend® Maximum Term Series Class I	0.85%	—
Pro-Blend® Maximum Term Series Class C	0.95%	1.85%
Pro-Blend® Maximum Term Series Class R	0.95%	1.35%

The Advisor may change or eliminate all or part of its voluntary waiver at any time. For the six months ended April 30, 2013, the Advisor did not waive fees or reimburse expenses for any of the Series.

The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class C and Class R shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and services fees to the distributor at an annual rate of 1.00% of average daily net assets attributable to Class C shares and an annual rate of 0.50% of daily net assets attributable to Class R shares. There are no distribution and services fees on the Class S or Class I shares of each Series. The fees are accrued daily and paid monthly.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program,

Notes to Financial Statements (continued)

3.	Transactions with Affiliates (continued)

are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2013, purchases and sales of securities, other than short-term securities, were as follows:

SERIES	PURCHASES OTHER ISSUERS	GOVERNMENT	SALES OTHER ISSUERS	GOVERNMENT
Pro-Blend® Conservative Term Series	$294,843,426	$142,905,535	$200,123,253	$48,949,569
Pro-Blend® Moderate Term Series	298,069,445	113,681,133	269,978,846	52,477,994
Pro-Blend® Extended Term Series	261,886,582	117,640,674	341,296,365	28,695,906
Pro-Blend® Maximum Term Series	227,708,289	25,888,206	280,473,306	14,847,393

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class C and Class R shares:

PRO-BLEND® CONSERVATIVE	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
TERM SERIES CLASS S:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	15,148,318	$207,421,891	26,069,181	$343,763,360
Reinvested	2,131,273	28,452,500	2,267,263	28,835,907
Repurchased	(9,752,029)	(133,163,385)	(23,020,286)	(304,046,708)

Total	7,527,562	$102,711,006	5,316,158	$68,552,559

PRO-BLEND® CONSERVATIVE	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
TERM SERIES CLASS I:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	6,853,403	$75,205,319	11,315,785	$120,465,074
Reinvested	608,671	6,524,957	496,678	5,126,231
Repurchased	(3,818,592)	(41,966,629)	(6,068,215)	(64,644,410)

Total	3,643,482	$39,763,647	5,744,248	$60,946,895

PRO-BLEND® CONSERVATIVE	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
TERM SERIES CLASS C:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,251,922	$24,032,424	3,294,301	$34,352,366
Reinvested	236,412	2,458,686	165,508	1,656,482
Repurchased	(698,609)	(7,453,963)	(808,540)	(8,436,523)

Total	1,789,725	$19,037,147	2,651,269	$27,572,325

Notes to Financial Statements (continued)

5.	Capital Stock Transactions (continued)

PRO-BLEND® CONSERVATIVE	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
TERM SERIES CLASS R:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,076,917	$11,429,445	3,136,578	$32,630,982
Reinvested	119,682	1,241,104	38,175	386,243
Repurchased	(384,064)	(4,095,300)	(354,355)	(3,733,100)

Total	812,535	$8,575,249	2,820,398	$29,284,125

PRO-BLEND® MODERATE	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
TERM SERIES CLASS S:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	6,151,558	$83,492,234	13,456,576	$173,187,990
Reinvested	1,566,564	20,600,316	2,497,934	30,293,484
Repurchased	(6,524,862)	(88,081,402)	(15,524,966)	(199,950,024)

Total	1,193,260	$16,011,148	429,544	$3,531,450

PRO-BLEND® MODERATE	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
TERM SERIES CLASS I:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	9,846,938	$106,144,532	19,011,171	$195,393,293
Reinvested	1,535,260	16,074,179	1,793,291	17,519,244
Repurchased	(9,183,304)	(100,111,408)	(7,863,290)	(80,891,498)

Total	2,198,894	$22,107,303	12,941,172	$132,021,039

PRO-BLEND® MODERATE	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
TERM SERIES CLASS C:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,876,757	$20,473,722	2,743,976	$28,755,211
Reinvested	256,432	2,715,610	295,321	2,909,073
Repurchased	(546,550)	(5,970,249)	(974,897)	(10,273,739)

Total	1,586,639	$17,219,083	2,064,400	$21,390,545

PRO-BLEND® MODERATE	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
TERM SERIES CLASS R:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,002,156	$11,273,288	2,467,798	$26,568,820
Reinvested	127,662	1,390,238	125,978	1,275,941
Repurchased	(376,548)	(4,233,648)	(683,284)	(7,401,853)

Total	753,270	$8,429,878	1,910,492	$20,442,908

PRO-BLEND® EXTENDED	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
TERM SERIES CLASS S:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	5,229,878	$85,838,889	13,112,333	$202,738,783
Reinvested	1,762,102	27,929,312	2,045,908	29,485,102
Repurchased	(9,798,072)	(159,187,524)	(11,985,226)	(186,275,586)

Total	(2,806,092)	$(45,419,323)	3,173,015	$45,948,299

Notes to Financial Statements (continued)

5.	Capital Stock Transactions (continued)

PRO-BLEND® EXTENDED TERM SERIES CLASS I:	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	14,405,260	$150,366,568	21,647,453	$216,083,753
Reinvested	1,310,012	13,322,816	1,373,291	13,023,907
Repurchased	(10,265,572)	(109,240,190)	(13,118,636)	(131,307,939)

Total	5,449,700	$54,449,194	9,902,108	$97,799,721

PRO-BLEND® EXTENDED TERM SERIES CLASS C:	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,401,904	$15,750,644	2,122,883	$22,673,316
Reinvested	391,928	4,213,228	384,905	3,827,641
Repurchased	(620,788)	(6,986,795)	(1,041,421)	(11,141,698)

Total	1,173,044	$12,977,077	1,466,367	$15,359,259

PRO-BLEND® EXTENDED TERM SERIES CLASS R:	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,147,703	$13,426,467	2,966,151	$32,865,356
Reinvested	175,540	1,976,573	120,408	1,254,744
Repurchased	(445,465)	(5,223,197)	(499,400)	(5,671,501)

Total	877,778	$10,179,843	2,587,159	$28,448,599

PRO-BLEND® MAXIMUM TERM SERIES CLASS S:	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,334,717	$42,310,345	4,736,070	$76,881,479
Reinvested	512,071	8,833,221	135,989	2,059,460
Repurchased	(4,307,465)	(77,239,758)	(10,099,677)	(164,352,376)

Total	(1,460,677)	$(26,096,192)	(5,227,618)	$(85,411,437)

PRO-BLEND® MAXIMUM TERM SERIES CLASS I:	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	5,192,535	$59,750,623	16,683,670	$170,265,289
Reinvested	422,024	4,629,601	136,210	1,338,627
Repurchased	(6,457,744)	(74,101,691)	(8,295,889)	(84,917,904)

Total	(843,185)	$(9,721,467)	8,523,991	$86,686,012

PRO-BLEND® MAXIMUM TERM SERIES CLASS C:	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	309,117	$3,716,749	624,670	$6,847,410
Reinvested	55,571	636,289	1,483	14,790
Repurchased	(173,887)	(2,100,104)	(321,604)	(3,491,401)

Total	190,801	$2,252,934	304,549	$3,370,799

Notes to Financial Statements (continued)

5.	Capital Stock Transactions (continued)

PRO-BLEND® MAXIMUM TERM SERIES CLASS R:	FOR THE SIX MONTHS ENDED 4/30/13		FOR THE YEAR ENDED 10/31/12
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	545,477	$7,256,698	1,291,508	$15,255,655
Reinvested	37,013	468,955	4,971	55,655
Repurchased	(230,789)	(3,009,781)	(195,888)	(2,402,601)

Total	351,701	$4,715,872	1,100,591	$12,908,709

At April 30, 2013, the retirement plan of the Advisor and its affiliates owned the following:

SERIES	SHARES OWNED	PERCENTAGE OF SERIES SHARES OUTSTANDING	VALUE
Pro-Blend® Conservative Term Series	153,479	0.1%	$1,729,707
Pro-Blend® Moderate Term Series	171,330	0.1%	1,903,473
Pro-Blend® Extended Term Series	1,814,586	1.7%	19,906,006
Pro-Blend® Maximum Term Series	1,579,836	2.7%	19,179,207

In addition, one shareholder owned 13,204,075 shares of Pro-Blend® Moderate Term Series (11.3% of shares outstanding) valued at $146,697,278. The Target 2040 Series, another series of the Fund, owned 7,106,300 shares of Pro-Blend® Maximum Term Series (12.2% of shares outstanding) valued at $86,270,488. Investment activities of these shareholders may have a material effect on the Series.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2013.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among their capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

Notes to Financial Statements (continued)

8.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2012 were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES	PRO-BLEND® MAXIMUM TERM SERIES
Ordinary income	$23,254,049	$25,502,215	$18,107,350	$4,814,647
Long-term capital gains	16,955,171	31,469,820	39,623,892	—

At April 30, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES	PRO-BLEND® MAXIMUM TERM SERIES
Cost for federal income tax purposes	$1,424,302,498	$1,360,433,796	$1,322,838,909	$775,845,414
Unrealized appreciation	122,255,797	144,707,151	172,112,609	129,883,603
Unrealized depreciation	(6,169,221)	(16,260,612)	(20,665,196)	(20,294,961)

Net unrealized appreciation	$116,086,576	$128,446,539	$151,447,413	$109,588,642

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. Board of Directors’ meeting, held on November 14, 2012, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and considered by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2012 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 26 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 18 of the 37 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Pro-Blend Series Class C, and Target Series Class R and Class C, are lower than, or substantially similar to, the Morningstar mean and median reported total expense ratio. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research services provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

Renewal of Investment Advisory Agreement

(unaudited)

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board then considered economies of scale and concluded that the current fee schedule to the advisory agreement remained reasonable given the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, the number of newly established series of the Fund and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or quarterly statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.
MNPRO-04/13-SAR

ITEM 2:	CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3:	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4:	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual Reports.

ITEM 5:	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:	INVESTMENTS

(a)	See Investment Portfolios under Item 1 on this Form N-CSR.

(b)	Not applicable.

ITEM 7:	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8:	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9:	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10:	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11:	CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 12:	EXHIBITS

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(3)	Not applicable.

(b)

A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX- 99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz

B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz

B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

June 28, 2013

/s/ Christine Glavin

Christine Glavin

Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

June 28, 2013